--------------------------------------
                         SANFORD C. BERNSTEIN FUND, INC.
                                       AND
                       SANFORD C. BERNSTEIN FUND II, INC.
                     --------------------------------------


                               SEMIANNUAL REPORT
                                  MARCH 31, 2003


                                Fixed-Income &
                                               International-Equity
                                               Investments

================================================================================

     This publication must be accompanied or preceded by a prospectus of the Sanford C. Bernstein Fund, Inc. or Sanford C. Bernstein Fund II, Inc.,
                which should be read carefully before investing.

================================================================================

Table of Contents

                             Portfolio Returns ................... 2

                           To Our Shareholders ................... 3

          Statements of Assets and Liabilities ................... 6

                      Statements of Operations .................. 10

           Statements of Changes in Net Assets .................. 14

                          Financial Highlights .................. 20

                 Notes to Financial Statements .................. 33

                        Directors and Officers .................. 50

================================================================================

Portfolio Returns(1)
THROUGH MARCH 31, 2003

                                                     TOTAL RETURNS            AVERAGE ANNUAL TOTAL RETURNS
                                                 --------------------    -------------------------------------
                                                 PAST SIX     PAST 12       PAST           PAST        SINCE
                                                  MONTHS      MONTHS     FIVE YEARS      10 YEARS    INCEPTION       INCEPTION DATE
====================================================================================================================================
SANFORD C. BERNSTEIN FUND PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
  Tax-Managed International Value(2,3)             2.76%      (18.95)%      (4.16)%        4.89%        5.42%          June 22, 1992
     Pre-liquidation, after-tax                    2.34       (19.28)       (5.30)         3.41         4.00
     Post-liquidation, after-tax                   1.84       (11.53)       (3.34)         3.63         4.10
------------------------------------------------------------------------------------------------------------------------------------
  International Value II(2,3)                      2.89       (19.11)        --            --          (5.83)         April 30, 1999
------------------------------------------------------------------------------------------------------------------------------------
  Emerging Markets Value(2)                                                                                        December 15, 1995
     Before deduction of purchase and
     redemption fees (see note 2, page 4)          5.70       (11.38)       (2.85)         --          (3.10)
     After deduction of 2% purchase and
     2% redemption fees--both paid
     to the portfolio, not to Bernstein            1.51       (14.89)       (3.63)         --          (3.64)
------------------------------------------------------------------------------------------------------------------------------------
  Intermediate Duration                            3.76         9.35         6.01          6.28         7.74        January 17, 1989
------------------------------------------------------------------------------------------------------------------------------------
  Short Duration Plus                              2.00         5.89         5.79          5.44         6.50       December 12, 1988
------------------------------------------------------------------------------------------------------------------------------------
  U.S. Government Short Duration                   1.40         5.96         5.70          5.27         6.25         January 3, 1989
------------------------------------------------------------------------------------------------------------------------------------
  Short Duration Diversified Municipal             1.04         3.81         3.90           --          4.11         October 3, 1994
------------------------------------------------------------------------------------------------------------------------------------
  Short Duration California Municipal              0.88         2.91         3.55           --          3.83         October 3, 1994
------------------------------------------------------------------------------------------------------------------------------------
  Short Duration New York Municipal                0.89         2.96         3.57           --          3.82         October 3, 1994
------------------------------------------------------------------------------------------------------------------------------------
  Diversified Municipal                            1.10         7.08         5.01          5.20         6.01         January 9, 1989
------------------------------------------------------------------------------------------------------------------------------------
  California Municipal                             0.56         6.51         4.76          5.02         5.79          August 6, 1990
------------------------------------------------------------------------------------------------------------------------------------
  New York Municipal                               1.06         7.20         4.98          5.16         6.05         January 9, 1989

SANFORD C. BERNSTEIN FUND II PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
  Intermediate Duration Institutional              3.62%        --           --            --           8.41%           May 17, 2002

LIPPER MUTUAL-FUND COMPOSITES(4)
-----------------------------------------------------------------------------------------------------------------------------------
  Foreign Stock Composite                         (3.32)%     (24.17)%      (6.84)%        2.54%
------------------------------------------------------------------------------------------------------------------------------------
  Intermediate Bond Composite                      3.21         9.85         6.17          6.12
-----------------------------------------------------------------------------------------------------------------------------------
  Short-Term Bond Composite                        1.99         5.26         5.35          5.24
-----------------------------------------------------------------------------------------------------------------------------------
  Intermediate Municipal Composite                 0.92         8.67         4.98          5.23
------------------------------------------------------------------------------------------------------------------------------------
  Short-Term Municipal Composite                   1.07         4.05         3.83          3.97

MARKET BENCHMARKS
------------------------------------------------------------------------------------------------------------------------------------
  Major Foreign Markets Index (MSCI EAFE)(5)      (5.69)%     (29.58)%      (6.11)%        4.21%
-----------------------------------------------------------------------------------------------------------------------------------
  MSCI Emerging Markets Free Index                 3.58       (20.58)       (6.85)         0.16
-----------------------------------------------------------------------------------------------------------------------------------
  Lipper Emerging Markets Index                    2.45       (20.07)       (7.24)          N/A
-----------------------------------------------------------------------------------------------------------------------------------
  Lehman Brothers Aggregate Bond Index             2.99        11.68         7.51          7.23
------------------------------------------------------------------------------------------------------------------------------------
  Inflation (CPI)                                  1.77         3.02         2.58          2.52

-------------------------------------------------------------------------------
(1) Except where noted for Emerging Markets Value, results are after all fees and expenses. Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

(2) Tax-Managed International Value, International Value II and Emerging Markets Value returns throughout this report include dividends net of withholding taxes.

(3) International Value II (IVP II) is a continuation of Bernstein's International Value Portfolio (IVP), now called Tax-Managed International Value (TMIVP). On April 30, 1999, IVP was split into two portfolios: IVP II for tax-exempt investors, such as 401(k) and other retirement plans; and TMIVP for taxable investors. Both portfolios have the same overall investment style, except that the latter now includes tax management. IVP II is an extension of the original IVP in that it is managed without regard to tax considerations.

(4) Lipper composites are the equal-weighted average returns of the mutual funds in the relevant Lipper Analytical Services categories; the average fund in a category may differ in composition from Bernstein's portfolios.

(5) Morgan Stanley Capital International (MSCI) EAFE Index of major foreign markets in Europe, Australasia and the Far East, with currencies half-hedged and countries weighted according to gross domestic product.
-------------------------------------------------------------------------------

2 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

To Our Shareholders:

      THE TENACIOUS BEAR MARKET OF THE LAST THREE YEARS continued to rear its head during the six-month period ending March 31, 2003, as concerns over the slow economic recovery were exacerbated by the buildup to the war in Iraq. Despite rallying late last year, foreign stock markets fell in the early months of the year as developments on the international stage rattled many investors. Yet against the backdrop of volatility in the global equity markets, bonds continued to do their job of offering stability and positive returns.

      In light of world events, the exceptionally strong performances of the Sanford C. Bernstein Fund Inc's international stock portfolios in the fourth quarter of 2002 were partially offset by declines in the first quarter of 2003. Yet, over the last six months, our developed-foreign-market portfolios posted gains of nearly 3%, handily outperforming their benchmark, which suffered a decline of just under 6%. This strong showing can be attributed to our disciplined approach to selecting stocks. And while the best-performing stocks have been in a wide range of industries, the portfolio's holdings in banks and telecom were particularly robust.

      Following strong returns in the fourth quarter of last year, our emerging-markets portfolio experienced modest declines in the first quarter, resulting in a net gain of 1.5% for the six-month period. We believe our emerging-markets portfolio is attractively positioned thanks to our research-driven security selection, favorable valuations and strong prospects for earnings growth. Furthermore, a continued decline in the dollar would enhance returns from foreign stocks for U.S. investors.

      Amid turbulence in the U.S. equity market, the Fund's bond portfolios continued to provide stability for our investors. Our taxable and municipal bond portfolios generated positive returns over the six-month period, in each case performing on par or better than their benchmarks.

      However, with interest rates near a 40-year low, bonds are not the panacea that some investors perceive them to be, as their return potential has been reduced. Yields are likely to rise in time, bringing with them a decline in bond value. Nevertheless, bonds will continue to be an important diversifier to a stock portfolio. And for income-seeking bond holders, rising interest rates could prove beneficial in the long run.

      In our taxable-bond portfolios, we emphasized investment-grade corporate bonds and mortgage-related bonds, which have been unusually attractive versus Treasuries. In our municipal-bond portfolios, we continued to focus on quality and diversification, while taking advantage of a unique opportunity: Across the maturity spectrum, municipals offered nearly as much tax-free yield as taxable Treasuries. In all of our bond portfolios, we've maintained an average credit quality of AA+.

      With the recent volatility in the U.S. stock market, the benefits of a diversified portfolio are clear. The low correlation of bonds and foreign stocks to U.S. stocks reduces overall portfolio risk and, on their own, these assets provide access to a wider universe of opportunities.

Our developed foreign-stock portfolios outperformed their benchmark...

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                          Total Returns:Oct 02-Mar 03

  Bernstein                                          Bernstein
 Tax-Managed       Bernstein          Major           Emerging
International    International       Foreign          Markets         Emerging
    Value            Value           Markets*          Value+         Markets++
--------------------------------------------------------------------------------
     2.8%             2.9%            (5.7)%            1.5%            3.6%

....and bonds generated positive returns

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                          Total Returns:Oct 02-Mar 03

                         Bernstein             Bernstein
                          Taxable              Municipal
                           Bond^                Bonds @
                         -------------------------------
                           3.8%                  1.1%

*     MSCI EAFE Index, GDP-weighted with currencies half-hedged

+     After 2% purchase and 2% redemption fees

++    MSCI Emerging Markets Free Index

^     Bernstein Intermediate Duration

@     Bernstein Intermediate Diversified Municipal
--------------------------------------------------------------------------------

                                                        2003 Semiannual Report 3

================================================================================

Sanford C. Bernstein Fund, Inc.
--------------------------------------------------------------------------------

Foreign-Stock Portfolios

Tax-Managed International Value

Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                 Tax Managed          Lipper Foreign          MSCI EAFE Foreign
             International Value      Lipper Foreign          Stock-Market Index
 Yr:Month     (after all costs)       Stock Composite         (before all costs)
 --------    -------------------      ---------------         ------------------
   92:6             $25,000                $25,000                  $25,000
      7             $24,179                $24,128                  $23,874
      8             $25,280                $24,354                  $24,569
      9             $23,979                $23,833                  $23,844
     10             $23,419                $23,097                  $23,575
     11             $23,499                $23,221                  $24,015
     12             $23,754                $23,530                  $24,102
   93:1             $24,184                $23,608                  $24,357
      2             $25,128                $24,153                  $25,178
      3             $27,419                $25,530                  $26,568
      4             $29,208                $26,812                  $28,548
      5             $29,854                $27,393                  $28,798
      6             $29,128                $26,815                  $28,578
      7             $30,537                $27,660                  $29,727
      8             $32,261                $29,356                  $31,644
      9             $31,280                $29,171                  $30,796
     10             $31,986                $30,440                  $31,943
     11             $29,954                $29,219                  $29,609
     12             $31,953                $31,928                  $31,821
   94:1             $34,245                $33,898                  $34,058
      2             $33,820                $33,159                  $33,475
      3             $33,942                $31,686                  $32,679
      4             $35,041                $32,482                  $34,146
      5             $34,733                $32,381                  $33,453
      6             $34,142                $32,038                  $32,855
      7             $34,883                $32,919                  $33,706
      8             $35,351                $33,887                  $34,225
      9             $33,957                $33,043                  $32,753
     10             $34,140                $33,684                  $33,379
     11             $33,059                $32,027                  $32,424
     12             $33,177                $31,719                  $32,660
   95:1             $32,358                $30,143                  $31,654
      2             $31,758                $30,185                  $31,388
      3             $31,758                $31,175                  $31,740
      4             $32,769                $32,182                  $33,108
      5             $32,746                $32,455                  $32,962
      6             $32,488                $32,455                  $32,483
      7             $34,252                $34,192                  $34,704
      8             $34,360                $33,546                  $34,427
      9             $34,575                $34,035                  $34,652
     10             $34,315                $33,348                  $33,819
     11             $34,423                $33,705                  $34,732
     12             $35,854                $34,723                  $36,239
   96:1             $37,333                $35,486                  $37,316
      2             $37,267                $35,628                  $37,176
      3             $37,928                $36,241                  $37,820
      4             $39,453                $37,401                  $39,199
      5             $39,518                $37,300                  $38,796
      6             $39,960                $37,550                  $39,185
      7             $38,436                $36,175                  $37,640
      8             $38,591                $36,573                  $37,769
      9             $40,048                $37,363                  $39,247
     10             $40,004                $37,117                  $38,836
     11             $41,726                $38,705                  $40,634
     12             $42,115                $38,837                  $40,502
   97:1             $42,091                $38,713                  $40,849
      2             $42,681                $39,255                  $41,530
      3             $43,601                $39,341                  $42,315
      4             $43,884                $39,420                  $42,868
      5             $45,300                $41,738                  $44,508
      6             $47,258                $43,670                  $47,326
      7             $49,688                $44,797                  $49,367
      8             $46,574                $41,643                  $45,774
      9             $49,358                $44,125                  $48,549
     10             $46,810                $40,842                  $44,565
     11             $46,291                $40,385                  $45,090
     12             $46,017                $40,647                  $46,292
   98:1             $48,562                $41,639                  $48,853
      2             $50,614                $44,412                  $51,555
      3             $54,587                $46,748                  $54,988
      4             $54,276                $47,459                  $55,299
      5             $55,912                $47,558                  $56,376
      6             $55,678                $47,135                  $57,159
      7             $56,535                $47,786                  $58,167
      8             $48,121                $40,957                  $50,245
      9             $45,810                $39,474                  $47,810
     10             $47,913                $42,313                  $51,829
     11             $50,692                $44,496                  $55,318
     12             $51,058                $45,880                  $56,631
   99:1             $51,144                $46,320                  $57,493
      2             $49,797                $45,148                  $56,523
      3             $52,921                $46,706                  $59,737
      4             $55,702                $48,896                  $62,539
      5             $54,412                $46,882                  $59,821
      6             $56,505                $49,371                  $63,022
      7             $57,336                $50,749                  $63,775
      8             $57,996                $51,256                  $64,044
      9             $57,422                $51,523                  $64,700
     10             $57,881                $53,414                  $67,026
     11             $58,540                $57,863                  $70,056
     12             $62,653                $64,853                  $77,028
   00:1             $58,959                $61,708                  $73,988
      2             $59,745                $65,953                  $77,563
      3             $61,635                $66,177                  $79,128
      4             $60,210                $61,704                  $76,189
      5             $60,181                $59,569                  $74,416
      6             $62,886                $62,267                  $76,795
      7             $61,461                $60,107                  $74,254
      8             $62,071                $61,273                  $75,671
      9             $59,425                $57,823                  $72,650
     10             $58,785                $55,452                  $71,635
     11             $57,825                $52,746                  $68,652
     12             $59,598                $54,598                  $69,160
   01:1             $60,758                $54,876                  $70,345
      2             $58,535                $50,799                  $66,104
      3             $55,442                $46,816                  $63,334
      4             $59,211                $49,859                  $67,308
      5             $57,665                $48,573                  $65,304
      6             $57,375                $46,824                  $63,445
      7             $55,958                $45,419                  $61,503
      8             $55,636                $44,166                  $58,698
      9             $49,031                $39,277                  $52,192
     10             $50,771                $40,424                  $53,789
     11             $51,480                $42,041                  $55,950
     12             $52,136                $42,629                  $56,221
   02:1             $50,595                $40,907                  $53,828
      2             $51,447                $41,099                  $54,245
      3             $54,464                $43,257                  $56,977
      4             $55,906                $43,447                  $56,843
      5             $57,546                $44,068                  $57,038
      6             $55,054                $42,310                  $53,626
      7             $49,775                $38,181                  $48,155
      8             $49,349                $37,967                  $48,041
      9             $42,955                $33,928                  $42,545
     10             $45,283                $35,531                  $44,323
     11             $48,529                $37,075                  $46,543
     12             $47,698                $35,782                  $44,043
   03:1             $46,469                $34,359                  $42,326
      2             $46,136                $33,473                  $41,454
      3             $44,172                $32,801                  $40,122

International Value II

Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                                                               MSCI EAFE Foreign
             International Value II     Lipper Foreign        Stock-Market Index
 Yr:Month      (after all costs)        Stock Composite       (before all costs)
 --------    ----------------------     ---------------       ------------------
   99:4               $25,000                $25,000                $25,000
      5               $24,357                $23,970                $23,913
      6               $25,270                $25,243                $25,193
      7               $25,708                $25,947                $25,494
      8               $26,081                $26,207                $25,602
      9               $25,875                $26,343                $25,864
     10               $25,888                $27,310                $26,794
     11               $26,004                $29,584                $28,005
     12               $27,631                $33,158                $30,792
   00:1               $26,032                $31,550                $29,577
      2               $26,461                $33,721                $31,006
      3               $27,384                $33,835                $31,632
      4               $26,708                $31,548                $30,456
      5               $26,734                $30,457                $29,748
      6               $28,034                $31,836                $30,699
      7               $27,358                $30,732                $29,683
      8               $27,670                $31,328                $30,249
      9               $26,578                $29,564                $29,042
     10               $26,253                $28,352                $28,636
     11               $25,915                $26,968                $27,443
     12               $26,812                $27,915                $27,647
   01:1               $27,373                $28,057                $28,120
      2               $26,500                $25,973                $26,425
      3               $25,191                $23,936                $25,318
      4               $26,687                $25,492                $26,906
      5               $25,908                $24,835                $26,105
      6               $25,799                $23,940                $25,362
      7               $25,159                $23,222                $24,586
      8               $25,097                $22,581                $23,464
      9               $22,073                $20,082                $20,864
     10               $22,821                $20,668                $21,502
     11               $23,055                $21,495                $22,366
     12               $23,347                $21,796                $22,474
   02:1               $22,705                $20,915                $21,518
      2               $23,122                $21,013                $21,685
      3               $24,424                $22,117                $22,776
      4               $25,034                $22,214                $22,723
      5               $25,645                $22,532                $22,801
      6               $24,601                $21,633                $21,437
      7               $22,126                $19,521                $19,250
      8               $22,030                $19,412                $19,204
      9               $19,202                $17,347                $17,007
     10               $20,262                $18,166                $17,718
     11               $21,708                $18,956                $18,605
     12               $21,284                $18,295                $17,606
   03:1               $20,845                $17,567                $16,920
      2               $20,650                $17,114                $16,571
      3               $19,756                $16,771                $16,039

Emerging Markets Value

Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                   Emerging
                  Markets Value
                (after deduction
                 of 2% purchase
               and 2% redemption
               fees -- both paid                                MSCI Emerging
               to the portfolio,       Lipper Emerging       Markets Free Index
 Yr:Month     not to Bernstein)(2)       Markets Index        (before all costs)
 --------     --------------------      ---------------       ------------------
   95:12            $25,000                  $25,000                $25,000
    96:1            $26,784                  $27,272                $26,777
       2            $26,760                  $26,954                $26,351
       3            $27,071                  $27,178                $26,557
       4            $28,422                  $28,131                $27,618
       5            $28,266                  $28,407                $27,495
       6            $27,932                  $28,461                $27,667
       7            $26,186                  $26,805                $25,776
       8            $26,174                  $27,536                $26,436
       9            $26,090                  $27,818                $26,665
      10            $24,942                  $27,175                $25,954
      11            $25,803                  $27,794                $26,388
      12            $26,226                  $28,037                $26,508
    97:1            $28,281                  $30,166                $28,316
       2            $28,953                  $31,243                $29,528
       3            $28,593                  $30,442                $28,753
       4            $28,100                  $30,448                $28,804
       5            $28,401                  $31,498                $29,628
       6            $29,230                  $33,048                $31,214
       7            $30,395                  $34,010                $31,680
       8            $27,115                  $30,275                $27,648
       9            $27,079                  $31,368                $28,414
      10            $22,898                  $26,132                $23,752
      11            $20,700                  $24,939                $22,885
      12            $19,952                  $25,166                $23,437
    98:1            $19,113                  $23,415                $21,599
       2            $20,954                  $25,419                $23,853
       3            $21,956                  $26,311                $24,888
       4            $21,405                  $26,366                $24,617
       5            $18,687                  $22,430                $21,243
       6            $16,433                  $20,304                $19,015
       7            $16,595                  $20,923                $19,618
       8            $12,374                  $14,928                $13,946
       9            $12,663                  $15,488                $14,830
      10            $14,128                  $16,977                $16,392
      11            $15,618                  $18,118                $17,755
      12            $15,743                  $17,891                $17,498
    99:1            $15,350                  $17,528                $17,216
       2            $15,553                  $17,377                $17,383
       3            $17,581                  $19,313                $19,674
       4            $21,092                  $21,996                $22,108
       5            $21,498                  $21,729                $21,980
       6            $23,767                  $24,170                $24,474
       7            $23,133                  $23,568                $23,809
       8            $23,222                  $23,306                $24,026
       9            $21,950                  $22,479                $23,213
      10            $22,099                  $23,155                $23,707
      11            $23,552                  $25,709                $25,833
      12            $26,693                  $30,227                $29,118
    00:1            $25,794                  $29,876                $29,292
       2            $24,957                  $30,766                $29,678
       3            $25,082                  $30,859                $29,823
       4            $23,884                  $27,501                $26,996
       5            $22,198                  $26,038                $25,880
       6            $22,910                  $27,330                $26,792
       7            $22,710                  $26,215                $25,414
       8            $22,510                  $26,485                $25,539
       9            $21,112                  $23,953                $23,309
      10            $19,626                  $22,163                $21,619
      11            $18,465                  $20,160                $19,729
      12            $19,177                  $20,888                $20,205
    01:1            $20,712                  $23,308                $22,987
       2            $20,085                  $21,502                $21,187
       3            $18,742                  $19,451                $19,106
       4            $19,292                  $20,445                $20,050
       5            $19,919                  $21,007                $20,290
       6            $19,586                  $20,641                $19,873
       7            $18,410                  $19,362                $18,617
       8            $18,627                  $19,110                $18,434
       9            $15,966                  $16,383                $15,581
      10            $16,299                  $17,243                $16,548
      11            $17,604                  $18,952                $18,275
      12            $18,484                  $20,161                $19,726
    02:1            $19,606                  $20,955                $20,394
       2            $20,032                  $21,425                $20,729
       3            $21,013                  $22,599                $21,976
       4            $21,543                  $22,874                $22,119
       5            $21,568                  $22,664                $21,766
       6            $20,149                  $21,007                $20,133
       7            $19,232                  $19,438                $18,602
       8            $19,271                  $19,597                $18,889
       9            $17,619                  $17,632                $16,851
      10            $18,083                  $18,473                $17,944
      11            $19,271                  $19,716                $19,179
      12            $19,193                  $19,229                $18,542
    03:1            $19,479                  $19,117                $18,461
       2            $19,245                  $18,666                $17,963
       3            $18,622                  $18,065                $17,454

Taxable-Bond Portfolios

Intermediate Duration

Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                Intermediate                                  Lehman Brothers
                  Duration          Lipper Intermediate     Aggregate Bond Index
 Yr:Month     (after all costs)       Bond Composite         (before all costs)
 --------     -----------------     -------------------     --------------------
   89:1             $25,000              $25,000                    $25,000
      2             $24,865              $24,898                    $24,820
      3             $25,000              $24,982                    $24,927
      4             $25,432              $25,397                    $25,448
      5             $25,948              $25,869                    $26,117
      6             $26,694              $26,462                    $26,911
      7             $27,103              $26,919                    $27,484
      8             $26,868              $26,658                    $27,077
      9             $27,003              $26,768                    $27,215
     10             $27,602              $27,228                    $27,885
     11             $27,776              $27,424                    $28,150
     12             $27,846              $27,501                    $28,226
   90:1             $27,522              $27,289                    $27,890
      2             $27,602              $27,365                    $27,979
      3             $27,649              $27,409                    $27,999
      4             $27,427              $27,269                    $27,741
      5             $28,083              $27,861                    $28,562
      6             $28,447              $28,207                    $29,022
      7             $28,769              $28,534                    $29,424
      8             $28,480              $28,326                    $29,030
      9             $28,597              $28,447                    $29,272
     10             $28,879              $28,618                    $29,645
     11             $29,443              $29,082                    $30,283
     12             $29,892              $29,457                    $30,757
   91:1             $30,044              $29,731                    $31,138
      2             $30,478              $30,004                    $31,403
      3             $30,782              $30,229                    $31,620
      4             $31,132              $30,574                    $31,961
      5             $31,361              $30,773                    $32,146
      6             $31,371              $30,773                    $32,130
      7             $31,798              $31,124                    $32,577
      8             $32,494              $31,749                    $33,281
      9             $33,042              $32,324                    $33,956
     10             $33,469              $32,666                    $34,333
     11             $33,818              $32,987                    $34,649
     12             $35,005              $33,920                    $35,678
   92:1             $34,509              $33,533                    $35,193
      2             $34,754              $33,661                    $35,422
      3             $34,594              $33,530                    $35,222
      4             $34,848              $33,764                    $35,476
      5             $35,499              $34,308                    $36,146
      6             $35,991              $34,798                    $36,644
      7             $36,844              $35,592                    $37,391
      8             $37,051              $35,891                    $37,770
      9             $37,443              $36,372                    $38,218
     10             $36,919              $35,830                    $37,711
     11             $37,071              $35,726                    $37,719
     12             $37,692              $36,222                    $38,319
   93:1             $38,306              $36,947                    $39,054
      2             $38,962              $37,619                    $39,738
      3             $39,109              $37,766                    $39,904
      4             $39,343              $38,034                    $40,182
      5             $39,503              $38,004                    $40,234
      6             $40,374              $38,676                    $40,962
      7             $40,778              $38,839                    $41,195
      8             $41,611              $39,557                    $41,917
      9             $41,673              $39,712                    $42,030
     10             $41,895              $39,839                    $42,187
     11             $41,396              $39,484                    $41,828
     12             $41,589              $39,670                    $42,055
   94:1             $42,150              $40,174                    $42,622
      2             $41,399              $39,459                    $41,881
      3             $40,633              $38,598                    $40,846
      4             $40,296              $38,251                    $40,520
      5             $40,251              $38,194                    $40,516
      6             $40,172              $38,121                    $40,426
      7             $40,833              $38,693                    $41,231
      8             $40,805              $38,770                    $41,280
      9             $40,199              $38,332                    $40,674
     10             $40,152              $38,275                    $40,637
     11             $40,034              $38,164                    $40,548
     12             $40,276              $38,347                    $40,828
   95:1             $41,077              $38,956                    $41,636
      2             $41,895              $39,767                    $42,626
      3             $42,115              $40,013                    $42,888
      4             $42,631              $40,530                    $43,487
      5             $44,120              $41,960                    $45,170
      6             $44,477              $42,225                    $45,501
      7             $44,303              $42,111                    $45,399
      8             $44,811              $42,582                    $45,947
      9             $45,353              $42,957                    $46,394
     10             $46,074              $43,490                    $46,998
     11             $46,722              $44,098                    $47,702
     12             $47,458              $44,658                    $48,371
   96:1             $47,630              $44,953                    $48,692
      2             $46,700              $44,185                    $47,846
      3             $46,435              $43,884                    $47,513
      4             $46,241              $43,616                    $47,246
      5             $46,218              $43,538                    $47,150
      6             $46,715              $44,034                    $47,783
      7             $46,889              $44,135                    $47,914
      8             $46,899              $44,100                    $47,834
      9             $47,645              $44,819                    $48,668
     10             $48,616              $45,724                    $49,746
     11             $49,536              $46,497                    $50,598
     12             $49,158              $46,088                    $50,127
   97:1             $49,215              $46,222                    $50,281
      2             $49,317              $46,314                    $50,406
      3             $48,794              $45,828                    $49,847
      4             $49,429              $46,423                    $50,593
      5             $49,802              $46,823                    $51,072
      6             $50,402              $47,342                    $51,678
      7             $51,431              $48,559                    $53,071
      8             $51,177              $48,132                    $52,619
      9             $51,772              $48,801                    $53,395
     10             $52,474              $49,377                    $54,169
     11             $52,619              $49,515                    $54,419
     12             $52,922              $49,961                    $54,967
   98:1             $53,540              $50,605                    $55,672
      2             $53,540              $50,534                    $55,630
      3             $53,715              $50,711                    $55,822
      4             $53,924              $50,929                    $56,113
      5             $54,413              $51,382                    $56,645
      6             $54,679              $51,752                    $57,126
      7             $54,896              $51,851                    $57,247
      8             $55,438              $52,483                    $58,179
      9             $56,219              $53,643                    $59,541
     10             $55,768              $53,252                    $59,226
     11             $56,338              $53,497                    $59,562
     12             $56,559              $53,673                    $59,742
   99:1             $57,106              $54,017                    $60,168
      2             $56,279              $53,012                    $59,118
      3             $56,714              $53,394                    $59,445
      4             $56,946              $53,554                    $59,634
      5             $56,731              $52,997                    $59,115
      6             $56,592              $52,801                    $58,923
      7             $56,324              $52,621                    $58,672
      8             $56,207              $52,537                    $58,642
      9             $56,803              $53,062                    $59,323
     10             $56,898              $53,131                    $59,542
     11             $56,987              $53,174                    $59,538
     12             $56,923              $52,945                    $59,250
   00:1             $56,722              $52,749                    $59,056
      2             $57,304              $53,261                    $59,771
      3             $57,890              $53,873                    $60,558
      4             $57,489              $53,577                    $60,385
      5             $57,185              $53,470                    $60,357
      6             $58,379              $54,550                    $61,613
      7             $58,797              $54,970                    $62,172
      8             $59,469              $55,685                    $63,073
      9             $59,852              $56,041                    $63,470
     10             $59,658              $56,164                    $63,890
     11             $60,384              $56,956                    $64,934
     12             $61,686              $58,038                    $66,139
   01:1             $62,887              $59,008                    $67,220
      2             $63,179              $59,533                    $67,806
      3             $63,400              $59,795                    $68,146
      4             $63,039              $59,472                    $67,864
      5             $63,464              $59,805                    $68,273
      6             $63,526              $59,984                    $68,531
      7             $64,664              $61,316                    $70,063
      8             $65,289              $61,935                    $70,865
      9             $65,715              $62,462                    $71,691
     10             $67,025              $63,605                    $73,191
     11             $66,422              $62,829                    $72,182
     12             $66,121              $62,408                    $71,724
   02:1             $66,541              $62,795                    $72,304
      2             $66,802              $63,285                    $73,005
      3             $65,771              $62,285                    $71,791
      4             $66,485              $63,312                    $73,183
      5             $67,125              $63,806                    $73,805
      6             $66,809              $63,959                    $74,443
      7             $67,236              $64,356                    $75,341
      8             $68,515              $65,437                    $76,613
      9             $69,319              $66,294                    $77,854
     10             $69,136              $65,942                    $77,499
     11             $69,569              $66,095                    $77,479
     12             $70,853              $67,414                    $79,079
   03:1             $70,985              $67,508                    $79,147
      2             $71,934              $68,434                    $80,242
      3             $71,923              $68,422                    $80,180

Short Duration Plus

Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                  Short                                      Merrill Lynch 1-3
              Duration Plus     Lipper Short Investment     Year Treasury Index
 Yr:Month   (after all costs)    Grade Bond Composite        (before all costs)
 --------   -----------------   -----------------------     -------------------
   89:1           $25,200                $25,208                    $25,198
      2           $25,247                $25,253                    $25,198
      3           $25,372                $25,377                    $25,313
      4           $25,674                $25,671                    $25,701
      5           $25,969                $26,005                    $26,086
      6           $26,366                $26,392                    $26,574
      7           $26,663                $26,727                    $26,967
      8           $26,653                $26,677                    $26,800
      9           $26,826                $26,815                    $26,958
     10           $27,153                $27,161                    $27,365
     11           $27,348                $27,354                    $27,610
     12           $27,453                $27,480                    $27,720
   90:1           $27,517                $27,469                    $27,743
      2           $27,637                $27,612                    $27,873
      3           $27,770                $27,739                    $27,967
      4           $27,812                $27,789                    $28,022
      5           $28,152                $28,164                    $28,450
      6           $28,399                $28,431                    $28,750
      7           $28,676                $28,889                    $29,109
      8           $28,799                $28,947                    $29,196
      9           $28,939                $29,112                    $29,436
     10           $29,153                $29,319                    $29,760
     11           $29,391                $29,621                    $30,051
     12           $29,723                $29,905                    $30,416
   91:1           $29,845                $30,099                    $30,694
      2           $30,225                $30,340                    $30,877
      3           $30,514                $30,577                    $31,085
      4           $30,847                $30,883                    $31,379
      5           $31,109                $31,099                    $31,569
      6           $31,246                $31,176                    $31,698
      7           $31,533                $31,454                    $31,974
      8           $31,918                $31,882                    $32,413
      9           $32,198                $32,261                    $32,763
     10           $32,575                $32,580                    $33,114
     11           $32,930                $32,887                    $33,458
     12           $33,404                $33,459                    $33,967
   92:1           $33,364                $33,372                    $33,915
      2           $33,526                $33,495                    $34,033
      3           $33,521                $33,482                    $34,020
      4           $33,881                $33,713                    $34,333
      5           $34,236                $34,050                    $34,645
      6           $34,608                $34,411                    $34,998
      7           $34,968                $34,848                    $35,390
      8           $35,102                $35,085                    $35,702
      9           $35,287                $35,394                    $36,041
     10           $35,147                $35,153                    $35,825
     11           $35,255                $35,090                    $35,766
     12           $35,509                $35,374                    $36,106
   93:1           $35,792                $35,788                    $36,482
      2           $36,056                $36,139                    $36,794
      3           $36,189                $36,258                    $36,904
      4           $36,321                $36,472                    $37,133
      5           $36,434                $36,457                    $37,029
      6           $36,773                $36,760                    $37,302
      7           $36,946                $36,863                    $37,388
      8           $37,200                $37,191                    $37,714
      9           $37,225                $37,325                    $37,837
     10           $37,368                $37,433                    $37,911
     11           $37,275                $37,381                    $37,920
     12           $37,435                $37,538                    $38,060
   94:1           $37,690                $37,819                    $38,305
      2           $37,522                $37,543                    $38,060
      3           $37,320                $37,232                    $37,870
      4           $37,293                $37,057                    $37,736
      5           $37,333                $37,071                    $37,790
      6           $37,408                $37,097                    $37,902
      7           $37,682                $37,405                    $38,228
      8           $37,755                $37,532                    $38,362
      9           $37,650                $37,435                    $38,275
     10           $37,740                $37,480                    $38,361
     11           $37,547                $37,386                    $38,190
     12           $37,640                $37,412                    $38,277
   95:1           $38,104                $37,786                    $38,809
      2           $38,581                $38,281                    $39,343
      3           $38,736                $38,484                    $39,562
      4           $39,076                $38,842                    $39,915
      5           $39,615                $39,572                    $40,612
      6           $39,835                $39,794                    $40,830
      7           $39,970                $39,885                    $41,000
      8           $40,202                $40,161                    $41,243
      9           $40,422                $40,394                    $41,444
     10           $40,784                $40,721                    $41,794
     11           $41,076                $41,067                    $42,163
     12           $41,441                $41,391                    $42,487
   96:1           $41,668                $41,702                    $42,848
      2           $41,521                $41,543                    $42,667
      3           $41,508                $41,506                    $42,629
      4           $41,593                $41,523                    $42,665
      5           $41,676                $41,589                    $42,752
      6           $41,913                $41,876                    $43,059
      7           $42,113                $42,035                    $43,229
      8           $42,298                $42,161                    $43,377
      9           $42,660                $42,541                    $43,770
     10           $43,167                $42,979                    $44,263
     11           $43,454                $43,318                    $44,602
     12           $43,424                $43,318                    $44,602
   97:1           $43,663                $43,509                    $44,812
      2           $43,781                $43,635                    $44,915
      3           $43,770                $43,587                    $44,897
      4           $44,072                $43,918                    $45,264
      5           $44,339                $44,217                    $45,573
      6           $44,610                $44,504                    $45,887
      7           $44,949                $44,990                    $46,391
      8           $45,058                $45,012                    $46,434
      9           $45,308                $45,341                    $46,786
     10           $45,582                $45,594                    $47,134
     11           $45,699                $45,699                    $47,248
     12           $45,830                $45,960                    $47,571
   98:1           $46,237                $46,360                    $48,033
      2           $46,299                $46,411                    $48,074
      3           $46,405                $46,587                    $48,270
      4           $46,609                $46,792                    $48,496
      5           $46,809                $47,035                    $48,754
      6           $46,993                $47,242                    $49,008
      7           $47,245                $47,436                    $49,237
      8           $47,568                $47,759                    $49,856
      9           $48,073                $48,322                    $50,517
     10           $48,127                $48,298                    $50,765
     11           $48,294                $48,399                    $50,720
     12           $48,549                $48,578                    $50,899
   99:1           $48,776                $48,797                    $51,101
      2           $48,619                $48,587                    $50,852
      3           $48,975                $48,952                    $51,205
      4           $49,153                $49,133                    $51,370
      5           $49,241                $49,039                    $51,337
      6           $49,400                $49,118                    $51,497
      7           $49,529                $49,162                    $51,660
      8           $49,635                $49,241                    $51,810
      9           $49,911                $49,590                    $52,147
     10           $50,049                $49,709                    $52,285
     11           $50,225                $49,854                    $52,384
     12           $50,384                $49,933                    $52,459
   00:1           $50,372                $49,918                    $52,440
      2           $50,654                $50,238                    $52,789
      3           $50,900                $50,524                    $53,116
      4           $50,924                $50,544                    $53,254
      5           $51,077                $50,676                    $53,473
      6           $51,628                $51,259                    $54,028
      7           $51,849                $51,566                    $54,370
      8           $52,199                $51,968                    $54,771
      9           $52,591                $52,394                    $55,165
     10           $52,558                $52,536                    $55,461
     11           $52,957                $52,982                    $55,986
     12           $53,567                $53,602                    $56,653
   01:1           $54,262                $54,321                    $57,363
      2           $54,554                $54,668                    $57,736
      3           $55,012                $55,045                    $58,218
      4           $55,174                $55,167                    $58,373
      5           $55,546                $55,492                    $58,702
      6           $55,772                $55,692                    $58,902
      7           $56,416                $56,388                    $59,563
      8           $56,842                $56,715                    $59,906
      9           $57,532                $57,288                    $60,892
     10           $58,154                $57,746                    $61,467
     11           $57,958                $57,486                    $61,335
     12           $58,039                $57,412                    $61,356
   02:1           $58,245                $57,578                    $61,481
      2           $58,318                $57,751                    $61,778
      3           $58,065                $57,422                    $61,361
      4           $58,511                $57,881                    $62,046
      5           $58,817                $58,199                    $62,295
      6           $59,153                $58,275                    $62,818
      7           $59,587                $58,502                    $63,586
      8           $59,785                $58,871                    $63,804
      9           $60,280                $59,261                    $64,331
     10           $60,278                $59,288                    $64,477
     11           $60,406                $59,331                    $64,283
     12           $60,996                $59,910                    $64,888
   03:1           $61,081                $60,012                    $64,879
      2           $61,431                $60,363                    $65,150
      3           $61,483                $60,443                    $65,268

U.S. Government Short Duration

Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

               U.S. Government                                Merrill Lynch 1-3
                Short Duration        Lipper Short U.S.      Year Treasury Index
 Yr:Month     (after all costs)      Gov't Bond Composite     (before all costs)
 --------     -----------------      --------------------    -------------------
   89:1            $25,000               $25,000                    $25,000
      2            $25,037               $25,003                    $25,000
      3            $25,129               $25,108                    $25,115
      4            $25,460               $25,469                    $25,499
      5            $25,740               $25,660                    $25,882
      6            $26,140               $26,104                    $26,366
      7            $26,441               $26,464                    $26,756
      8            $26,361               $26,292                    $26,590
      9            $26,520               $26,432                    $26,747
     10            $26,880               $26,839                    $27,151
     11            $27,044               $27,051                    $27,394
     12            $27,176               $27,156                    $27,503
   90:1            $27,196               $27,115                    $27,525
      2            $27,327               $27,240                    $27,654
      3            $27,434               $27,322                    $27,748
      4            $27,496               $27,352                    $27,802
      5            $27,854               $27,759                    $28,227
      6            $28,097               $28,043                    $28,524
      7            $28,393               $28,371                    $28,880
      8            $28,515               $28,416                    $28,967
      9            $28,718               $28,626                    $29,205
     10            $28,997               $28,918                    $29,526
     11            $29,267               $29,236                    $29,816
     12            $29,615               $29,564                    $30,177
   91:1            $29,844               $29,833                    $30,454
      2            $30,055               $30,003                    $30,635
      3            $30,219               $30,168                    $30,841
      4            $30,472               $30,446                    $31,133
      5            $30,636               $30,616                    $31,321
      6            $30,723               $30,680                    $31,450
      7            $30,984               $30,972                    $31,724
      8            $31,393               $31,396                    $32,159
      9            $31,724               $31,763                    $32,506
     10            $32,079               $32,081                    $32,854
     11            $32,424               $32,386                    $33,196
     12            $32,938               $32,917                    $33,700
   92:1            $32,804               $32,723                    $33,649
      2            $32,839               $32,808                    $33,767
      3            $32,737               $32,765                    $33,753
      4            $33,115               $33,034                    $34,064
      5            $33,472               $33,381                    $34,374
      6            $33,845               $33,698                    $34,724
      7            $34,198               $34,102                    $35,113
      8            $34,285               $34,382                    $35,422
      9            $34,441               $34,660                    $35,759
     10            $34,362               $34,390                    $35,544
     11            $34,439               $34,335                    $35,486
     12            $34,707               $34,665                    $35,823
   93:1            $34,953               $35,101                    $36,196
      2            $35,181               $35,435                    $36,505
      3            $35,253               $35,548                    $36,615
      4            $35,350               $35,747                    $36,842
      5            $35,422               $35,704                    $36,739
      6            $35,715               $36,036                    $37,009
      7            $35,869               $36,134                    $37,095
      8            $36,165               $36,488                    $37,419
      9            $36,200               $36,590                    $37,540
     10            $36,319               $36,652                    $37,614
     11            $36,212               $36,546                    $37,623
     12            $36,304               $36,677                    $37,762
   94:1            $36,510               $36,927                    $38,005
      2            $36,334               $36,620                    $37,762
      3            $36,234               $36,243                    $37,574
      4            $36,125               $35,986                    $37,441
      5            $36,150               $35,921                    $37,494
      6            $36,234               $35,918                    $37,605
      7            $36,530               $36,208                    $37,928
      8            $36,624               $36,292                    $38,062
      9            $36,508               $36,165                    $37,975
     10            $36,590               $36,186                    $38,061
     11            $36,428               $36,042                    $37,891
     12            $36,456               $36,121                    $37,977
   95:1            $36,932               $36,569                    $38,505
      2            $37,399               $37,092                    $39,034
      3            $37,583               $37,285                    $39,252
      4            $37,914               $37,605                    $39,602
      5            $38,495               $38,346                    $40,294
      6            $38,766               $38,538                    $40,510
      7            $38,855               $38,584                    $40,678
      8            $39,066               $38,866                    $40,920
      9            $39,262               $39,087                    $41,119
     10            $39,568               $39,435                    $41,466
     11            $39,866               $39,814                    $41,833
     12            $40,142               $40,144                    $42,154
   96:1            $40,350               $40,433                    $42,512
      2            $40,231               $40,247                    $42,332
      3            $40,246               $40,199                    $42,295
      4            $40,224               $40,207                    $42,330
      5            $40,271               $40,255                    $42,417
      6            $40,527               $40,525                    $42,722
      7            $40,681               $40,659                    $42,890
      8            $40,820               $40,768                    $43,037
      9            $41,133               $41,119                    $43,427
     10            $41,580               $41,551                    $43,916
     11            $41,856               $41,871                    $44,253
     12            $41,783               $41,858                    $44,253
   97:1            $42,006               $42,055                    $44,460
      2            $42,113               $42,164                    $44,563
      3            $42,103               $42,088                    $44,545
      4            $42,392               $42,396                    $44,909
      5            $42,650               $42,646                    $45,215
      6            $42,913               $42,872                    $45,527
      7            $43,241               $43,318                    $46,027
      8            $43,314               $43,335                    $46,070
      9            $43,549               $43,634                    $46,419
     10            $43,848               $43,939                    $46,764
     11            $43,927               $44,036                    $46,878
     12            $44,142               $44,252                    $47,198
   98:1            $44,461               $44,628                    $47,656
      2            $44,515               $44,659                    $47,697
      3            $44,648               $44,807                    $47,891
      4            $44,808               $44,981                    $48,116
      5            $44,995               $45,211                    $48,372
      6            $45,198               $45,410                    $48,624
      7            $45,430               $45,591                    $48,851
      8            $45,805               $46,056                    $49,465
      9            $46,316               $46,618                    $50,121
     10            $46,453               $46,698                    $50,367
     11            $46,485               $46,688                    $50,323
     12            $46,594               $46,824                    $50,501
   99:1            $46,768               $47,048                    $50,700
      2            $46,628               $46,865                    $50,453
      3            $46,939               $47,141                    $50,804
      4            $47,114               $47,325                    $50,967
      5            $47,097               $47,283                    $50,935
      6            $47,215               $47,297                    $51,094
      7            $47,341               $47,358                    $51,256
      8            $47,440               $47,444                    $51,404
      9            $47,735               $47,742                    $51,738
     10            $47,869               $47,867                    $51,875
     11            $47,990               $47,991                    $51,974
     12            $48,031               $48,005                    $52,048
   00:1            $48,030               $48,039                    $52,029
      2            $48,302               $48,313                    $52,375
      3            $48,542               $48,695                    $52,700
      4            $48,731               $48,870                    $52,837
      5            $48,873               $48,953                    $53,054
      6            $49,312               $49,442                    $53,605
      7            $49,561               $49,734                    $53,943
      8            $49,931               $50,102                    $54,342
      9            $50,263               $50,463                    $54,732
     10            $50,514               $50,751                    $55,026
     11            $50,972               $51,248                    $55,547
     12            $51,554               $51,781                    $56,209
   01:1            $52,181               $52,444                    $56,914
      2            $52,467               $52,842                    $57,284
      3            $52,789               $53,180                    $57,761
      4            $52,912               $53,329                    $57,916
      5            $53,156               $53,639                    $58,242
      6            $53,269               $53,783                    $58,440
      7            $53,854               $54,354                    $59,096
      8            $54,257               $54,647                    $59,436
      9            $55,098               $55,363                    $60,415
     10            $55,623               $55,845                    $60,986
     11            $55,426               $55,638                    $60,854
     12            $55,446               $55,582                    $60,875
   02:1            $55,589               $55,755                    $60,999
      2            $55,865               $56,033                    $61,293
      3            $55,582               $55,708                    $60,880
      4            $56,156               $56,249                    $61,560
      5            $56,356               $56,491                    $61,807
      6            $56,754               $56,841                    $62,326
      7            $57,377               $57,381                    $63,087
      8            $57,609               $57,622                    $63,304
      9            $58,084               $57,990                    $63,827
     10            $58,179               $58,078                    $63,972
     11            $58,008               $57,942                    $63,780
     12            $58,574               $58,419                    $64,379
   03:1            $58,623               $58,433                    $64,371
      2            $58,877               $58,694                    $64,639
      3            $58,897               $58,794                    $64,757

-------------------------------------------------------------------------
(1) Past performance is not predictive of future results. The Lipper composites are the equal-weighted average returns of the funds in the cited categories. Indexes are theoretical measures of stock- and bond-market performance rather than actual available investments, which would reflect such expenses as management fees, transaction and security-custody costs and, in the case of a mutual fund, the costs of transfer agents and shareholder servicing. For International Value, the index is the MSCI EAFE Index, GDP-weighted with currencies half-hedged. For Emerging Markets Value, the index is the MSCI Emerging Markets Free Index. Fixed-income indexes are the Lehman Brothers Aggregate Bond Index, which comprises Treasury, agency, corporate, mortgage-backed and asset-backed securities of diverse maturities; the Merrill Lynch 1-3 Year Treasury Index, which includes short-term Treasury bonds; the Lehman Brothers Five-Year G/O Index, which includes general-obligation municipal bonds at five-year maturities; and the Lehman Brothers One-Year Municipal Index, which includes municipal bonds with maturities of up to 1.99 years.

(2) Reflects the growth of $25,000 in the portfolio after deduction of the 2% purchase fee each investor must pay to the Fund upon making an investment in the portfolio (except for reinvested capital gains and dividends) and the 2% redemption fee payable on closing out an investment in the portfolio. Excluding these fees, an investment of $25,000 in this portfolio would have declined to $19,390.
--------------------------------------------------------------------------------


4 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

--------------------------------------------------------------------------------
Sanford C. Bernstein Fund, Inc.
--------------------------------------------------------------------------------

Municipal-Bond Portfolios (Intermediate- and Short-Term)

Short Duration Diversified Municipal

Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                 Short Duration                                      Lehman Brothers One-Year
              Diversified Municipal        Lipper Short-Term             Municipal Index
 Yr:Month       (after all costs)         Municipal Composite          (before all costs)
 --------     ---------------------       -------------------        ------------------------
   94:10             $25,000                    $25,000                       $25,000
      11             $25,015                    $24,918                       $25,038
      12             $25,112                    $25,007                       $25,102
    95:1             $25,255                    $25,187                       $25,231
       2             $25,462                    $25,424                       $25,402
       3             $25,617                    $25,584                       $25,570
       4             $25,684                    $25,669                       $25,663
       5             $25,959                    $25,938                       $25,904
       6             $26,072                    $26,032                       $25,992
       7             $26,204                    $26,185                       $26,182
       8             $26,314                    $26,313                       $26,321
       9             $26,366                    $26,377                       $26,394
      10             $26,479                    $26,503                       $26,502
      11             $26,616                    $26,662                       $26,628
      12             $26,709                    $26,777                       $26,728
    96:1             $26,844                    $26,937                       $26,881
       2             $26,878                    $26,970                       $26,946
       3             $26,869                    $26,919                       $26,964
       4             $26,901                    $26,948                       $27,028
       5             $26,968                    $27,007                       $27,096
       6             $27,053                    $27,105                       $27,228
       7             $27,168                    $27,229                       $27,343
       8             $27,206                    $27,289                       $27,396
       9             $27,336                    $27,423                       $27,520
      10             $27,441                    $27,574                       $27,661
      11             $27,608                    $27,745                       $27,828
      12             $27,657                    $27,789                       $27,888
    97:1             $27,786                    $27,886                       $28,049
       2             $27,854                    $28,006                       $28,139
       3             $27,827                    $27,934                       $28,125
       4             $27,913                    $28,029                       $28,238
       5             $28,058                    $28,199                       $28,380
       6             $28,167                    $28,343                       $28,493
       7             $28,298                    $28,573                       $28,668
       8             $28,335                    $28,573                       $28,704
       9             $28,477                    $28,767                       $28,852
      10             $28,564                    $28,871                       $28,963
      11             $28,624                    $28,957                       $29,052
      12             $28,752                    $29,114                       $29,182
    98:1             $28,882                    $29,262                       $29,335
       2             $28,971                    $29,332                       $29,437
       3             $29,036                    $29,394                       $29,521
       4             $29,078                    $29,394                       $29,557
       5             $29,204                    $29,576                       $29,711
       6             $29,271                    $29,677                       $29,820
       7             $29,379                    $29,772                       $29,922
       8             $29,512                    $29,986                       $30,103
       9             $29,622                    $30,142                       $30,246
      10             $29,727                    $30,245                       $30,389
      11             $29,813                    $30,302                       $30,480
      12             $29,885                    $30,402                       $30,566
    99:1             $30,035                    $30,566                       $30,737
       2             $30,143                    $30,569                       $30,847
       3             $30,184                    $30,612                       $30,873
       4             $30,244                    $30,689                       $30,944
       5             $30,293                    $30,701                       $31,005
       6             $30,288                    $30,593                       $30,977
       7             $30,363                    $30,691                       $31,088
       8             $30,398                    $30,694                       $31,164
       9             $30,483                    $30,768                       $31,269
      10             $30,513                    $30,777                       $31,337
      11             $30,631                    $30,882                       $31,434
      12             $30,652                    $30,885                       $31,460
    00:1             $30,745                    $30,904                       $31,580
       2             $30,818                    $31,018                       $31,675
       3             $30,942                    $31,167                       $31,812
       4             $30,988                    $31,198                       $31,888
       5             $31,025                    $31,232                       $31,941
       6             $31,273                    $31,488                       $32,203
       7             $31,426                    $31,680                       $32,383
       8             $31,579                    $31,848                       $32,549
       9             $31,633                    $31,922                       $32,621
      10             $31,760                    $32,056                       $32,775
      11             $31,859                    $32,165                       $32,899
      12             $32,089                    $32,425                       $33,144
    01:1             $32,375                    $32,698                       $33,537
       2             $32,481                    $32,815                       $33,648
       3             $32,630                    $32,983                       $33,822
       4             $32,685                    $33,006                       $33,888
       5             $32,889                    $33,217                       $34,129
       6             $32,988                    $33,350                       $34,262
       7             $33,169                    $33,533                       $34,413
       8             $33,373                    $33,761                       $34,619
       9             $33,525                    $33,856                       $34,789
      10             $33,674                    $33,998                       $34,940
      11             $33,662                    $33,937                       $34,972
      12             $33,729                    $33,964                       $35,059
    02:1             $33,975                    $34,158                       $35,343
       2             $34,142                    $34,321                       $35,470
       3             $33,876                    $34,095                       $35,223
       4             $34,148                    $34,364                       $35,491
       5             $34,315                    $34,488                       $35,647
       6             $34,526                    $34,671                       $35,821
       7             $34,656                    $34,823                       $35,953
       8             $34,734                    $34,959                       $36,073
       9             $34,802                    $35,102                       $36,154
      10             $34,710                    $34,953                       $36,101
      11             $34,814                    $35,019                       $36,179
      12             $34,975                    $35,285                       $36,409
    03:1             $35,053                    $35,344                       $36,494
       2             $35,156                    $35,517                       $36,585
       3             $35,165                    $35,476                       $36,583

Short Duration California Municipal

Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                  Short Duration                                          Lehman Brothers
               California Municipal        Lipper Short-Term         One-Year Municipal Index
 Yr:Month       (after all costs)         Municipal Composite           (before all costs)
 --------     ---------------------       -------------------        ------------------------
   94:10             $25,000                    $25,000                       $25,000
      11             $24,978                    $24,918                       $25,038
      12             $25,055                    $25,007                       $25,102
    95:1             $25,202                    $25,187                       $25,231
       2             $25,451                    $25,424                       $25,402
       3             $25,566                    $25,584                       $25,570
       4             $25,668                    $25,669                       $25,663
       5             $25,915                    $25,938                       $25,904
       6             $26,000                    $26,032                       $25,992
       7             $26,185                    $26,185                       $26,182
       8             $26,267                    $26,313                       $26,321
       9             $26,332                    $26,377                       $26,394
      10             $26,442                    $26,503                       $26,502
      11             $26,554                    $26,662                       $26,628
      12             $26,631                    $26,777                       $26,728
    96:1             $26,786                    $26,937                       $26,881
       2             $26,813                    $26,970                       $26,946
       3             $26,793                    $26,919                       $26,964
       4             $26,841                    $26,948                       $27,028
       5             $26,885                    $27,007                       $27,096
       6             $26,990                    $27,105                       $27,228
       7             $27,105                    $27,229                       $27,343
       8             $27,146                    $27,289                       $27,396
       9             $27,256                    $27,423                       $27,520
      10             $27,384                    $27,574                       $27,661
      11             $27,530                    $27,745                       $27,828
      12             $27,578                    $27,789                       $27,888
    97:1             $27,683                    $27,886                       $28,049
       2             $27,747                    $28,006                       $28,139
       3             $27,740                    $27,934                       $28,125
       4             $27,824                    $28,029                       $28,238
       5             $27,923                    $28,199                       $28,380
       6             $28,030                    $28,343                       $28,493
       7             $28,178                    $28,573                       $28,668
       8             $28,209                    $28,573                       $28,704
       9             $28,317                    $28,767                       $28,852
      10             $28,393                    $28,871                       $28,963
      11             $28,446                    $28,957                       $29,052
      12             $28,571                    $29,114                       $29,182
    98:1             $28,693                    $29,262                       $29,335
       2             $28,778                    $29,332                       $29,437
       3             $28,837                    $29,394                       $29,521
       4             $28,849                    $29,394                       $29,557
       5             $28,967                    $29,576                       $29,711
       6             $29,055                    $29,677                       $29,820
       7             $29,190                    $29,772                       $29,922
       8             $29,317                    $29,986                       $30,103
       9             $29,443                    $30,142                       $30,246
      10             $29,569                    $30,245                       $30,389
      11             $29,655                    $30,302                       $30,480
      12             $29,686                    $30,402                       $30,566
    99:1             $29,832                    $30,566                       $30,737
       2             $29,915                    $30,569                       $30,847
       3             $29,929                    $30,612                       $30,873
       4             $30,007                    $30,689                       $30,944
       5             $30,024                    $30,701                       $31,005
       6             $30,014                    $30,593                       $30,977
       7             $30,115                    $30,691                       $31,088
       8             $30,168                    $30,694                       $31,164
       9             $30,296                    $30,768                       $31,269
      10             $30,326                    $30,777                       $31,337
      11             $30,393                    $30,882                       $31,434
      12             $30,388                    $30,885                       $31,460
    00:1             $30,497                    $30,904                       $31,580
       2             $30,614                    $31,018                       $31,675
       3             $30,727                    $31,167                       $31,812
       4             $30,740                    $31,198                       $31,888
       5             $30,816                    $31,232                       $31,941
       6             $31,059                    $31,488                       $32,203
       7             $31,208                    $31,680                       $32,383
       8             $31,386                    $31,848                       $32,549
       9             $31,467                    $31,922                       $32,621
      10             $31,593                    $32,056                       $32,775
      11             $31,694                    $32,165                       $32,899
      12             $31,870                    $32,425                       $33,144
    01:1             $32,171                    $32,698                       $33,537
       2             $32,271                    $32,815                       $33,648
       3             $32,396                    $32,983                       $33,822
       4             $32,398                    $33,006                       $33,888
       5             $32,599                    $33,217                       $34,129
       6             $32,695                    $33,350                       $34,262
       7             $32,847                    $33,533                       $34,413
       8             $32,989                    $33,761                       $34,619
       9             $33,081                    $33,856                       $34,789
      10             $33,191                    $33,998                       $34,940
      11             $33,237                    $33,937                       $34,972
      12             $33,276                    $33,964                       $35,059
    02:1             $33,493                    $34,158                       $35,343
       2             $33,548                    $34,321                       $35,470
       3             $33,359                    $34,095                       $35,223
       4             $33,541                    $34,364                       $35,491
       5             $33,649                    $34,488                       $35,647
       6             $33,744                    $34,671                       $35,821
       7             $33,832                    $34,823                       $35,953
       8             $33,947                    $34,959                       $36,073
       9             $34,031                    $35,102                       $36,154
      10             $33,898                    $34,953                       $36,101
      11             $33,933                    $35,019                       $36,179
      12             $34,148                    $35,285                       $36,409
    03:1             $34,203                    $35,344                       $36,494
       2             $34,311                    $35,517                       $36,585
       3             $34,331                    $35,476                       $36,583

Short Duration New York Municipal

Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                  Short Duration                                          Lehman Brothers
               New York Municipal          Lipper Short-Term         One-Year Municipal Index
 Yr:Month       (after all costs)         Municipal Composite           (before all costs)
 --------     ---------------------       -------------------        ------------------------
   94:10             $25,000                    $25,000                       $25,000
      11             $24,970                    $24,918                       $25,038
      12             $25,062                    $25,007                       $25,102
    95:1             $25,212                    $25,187                       $25,231
       2             $25,450                    $25,424                       $25,402
       3             $25,582                    $25,584                       $25,570
       4             $25,659                    $25,669                       $25,663
       5             $25,882                    $25,938                       $25,904
       6             $25,984                    $26,032                       $25,992
       7             $26,124                    $26,185                       $26,182
       8             $26,221                    $26,313                       $26,321
       9             $26,284                    $26,377                       $26,394
      10             $26,374                    $26,503                       $26,502
      11             $26,496                    $26,662                       $26,628
      12             $26,583                    $26,777                       $26,728
    96:1             $26,736                    $26,937                       $26,881
       2             $26,803                    $26,970                       $26,946
       3             $26,783                    $26,919                       $26,964
       4             $26,806                    $26,948                       $27,028
       5             $26,871                    $27,007                       $27,096
       6             $26,956                    $27,105                       $27,228
       7             $27,075                    $27,229                       $27,343
       8             $27,073                    $27,289                       $27,396
       9             $27,213                    $27,423                       $27,520
      10             $27,350                    $27,574                       $27,661
      11             $27,486                    $27,745                       $27,828
      12             $27,520                    $27,789                       $27,888
    97:1             $27,636                    $27,886                       $28,049
       2             $27,707                    $28,006                       $28,139
       3             $27,685                    $27,934                       $28,125
       4             $27,779                    $28,029                       $28,238
       5             $27,890                    $28,199                       $28,380
       6             $28,005                    $28,343                       $28,493
       7             $28,140                    $28,573                       $28,668
       8             $28,158                    $28,573                       $28,704
       9             $28,300                    $28,767                       $28,852
      10             $28,388                    $28,871                       $28,963
      11             $28,448                    $28,957                       $29,052
      12             $28,553                    $29,114                       $29,182
    98:1             $28,687                    $29,262                       $29,335
       2             $28,755                    $29,332                       $29,437
       3             $28,823                    $29,394                       $29,521
       4             $28,844                    $29,394                       $29,557
       5             $28,970                    $29,576                       $29,711
       6             $29,061                    $29,677                       $29,820
       7             $29,150                    $29,772                       $29,922
       8             $29,282                    $29,986                       $30,103
       9             $29,391                    $30,142                       $30,246
      10             $29,497                    $30,245                       $30,389
      11             $29,565                    $30,302                       $30,480
      12             $29,628                    $30,402                       $30,566
    99:1             $29,781                    $30,566                       $30,737
       2             $29,847                    $30,569                       $30,847
       3             $29,914                    $30,612                       $30,873
       4             $29,957                    $30,689                       $30,944
       5             $29,988                    $30,701                       $31,005
       6             $29,966                    $30,593                       $30,977
       7             $30,052                    $30,691                       $31,088
       8             $30,096                    $30,694                       $31,164
       9             $30,167                    $30,768                       $31,269
      10             $30,205                    $30,777                       $31,337
      11             $30,309                    $30,882                       $31,434
      12             $30,310                    $30,885                       $31,460
    00:1             $30,388                    $30,904                       $31,580
       2             $30,484                    $31,018                       $31,675
       3             $30,582                    $31,167                       $31,812
       4             $30,632                    $31,198                       $31,888
       5             $30,692                    $31,232                       $31,941
       6             $30,918                    $31,488                       $32,203
       7             $31,067                    $31,680                       $32,383
       8             $31,192                    $31,848                       $32,549
       9             $31,266                    $31,922                       $32,621
      10             $31,385                    $32,056                       $32,775
      11             $31,507                    $32,165                       $32,899
      12             $31,759                    $32,425                       $33,144
    01:1             $32,012                    $32,698                       $33,537
       2             $32,116                    $32,815                       $33,648
       3             $32,288                    $32,983                       $33,822
       4             $32,286                    $33,006                       $33,888
       5             $32,508                    $33,217                       $34,129
       6             $32,600                    $33,350                       $34,262
       7             $32,751                    $33,533                       $34,413
       8             $32,941                    $33,761                       $34,619
       9             $33,002                    $33,856                       $34,789
      10             $33,170                    $33,998                       $34,940
      11             $33,153                    $33,937                       $34,972
      12             $33,188                    $33,964                       $35,059
    02:1             $33,432                    $34,158                       $35,343
       2             $33,545                    $34,321                       $35,470
       3             $33,357                    $34,095                       $35,223
       4             $33,540                    $34,364                       $35,491
       5             $33,653                    $34,488                       $35,647
       6             $33,775                    $34,671                       $35,821
       7             $33,873                    $34,823                       $35,953
       8             $33,974                    $34,959                       $36,073
       9             $34,040                    $35,102                       $36,154
      10             $33,943                    $34,953                       $36,101
      11             $33,984                    $35,019                       $36,179
      12             $34,210                    $35,285                       $36,409
    03:1             $34,250                    $35,344                       $36,494
       2             $34,369                    $35,517                       $36,585
       3             $34,344                    $35,476                       $36,585

Diversified Municipal

Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                  Short Duration                                      Lehman Brothers
              Diversified Municipal       Lipper Intermediate       Five-year G/O Index
 Yr:Month       (after all costs)         Municipal Composite        (before all costs)
 --------     ---------------------       -------------------       -------------------
   89:1              $25,000                    $25,000                   $25,000
      2              $24,863                    $24,893                   $24,735
      3              $24,736                    $24,820                   $24,577
      4              $25,164                    $25,212                   $24,999
      5              $25,550                    $25,550                   $25,454
      6              $25,878                    $25,829                   $25,734
      7              $26,189                    $26,128                   $26,110
      8              $26,027                    $26,011                   $26,008
      9              $25,973                    $25,972                   $26,021
     10              $26,266                    $26,203                   $26,250
     11              $26,602                    $26,510                   $26,584
     12              $26,769                    $26,743                   $26,799
   90:1              $26,669                    $26,679                   $26,812
      2              $26,843                    $26,884                   $27,013
      3              $26,823                    $26,868                   $26,930
      4              $26,741                    $26,723                   $26,841
      5              $27,152                    $27,177                   $27,332
      6              $27,351                    $27,405                   $27,532
      7              $27,637                    $27,748                   $27,859
      8              $27,510                    $27,501                   $27,764
      9              $27,622                    $27,592                   $27,823
     10              $28,022                    $27,934                   $28,232
     11              $28,403                    $28,375                   $28,638
     12              $28,590                    $28,517                   $28,744
   91:1              $28,933                    $28,845                   $29,167
      2              $29,187                    $29,096                   $29,432
      3              $29,102                    $29,111                   $29,365
      4              $29,448                    $29,416                   $29,732
      5              $29,565                    $29,622                   $29,883
      6              $29,545                    $29,593                   $29,877
      7              $29,774                    $29,856                   $30,176
      8              $30,144                    $30,166                   $30,565
      9              $30,443                    $30,504                   $30,941
     10              $30,652                    $30,758                   $31,176
     11              $30,818                    $30,841                   $31,276
     12              $31,500                    $31,433                   $31,980
   92:1              $31,450                    $31,521                   $32,041
      2              $31,425                    $31,555                   $32,060
      3              $31,229                    $31,489                   $31,954
      4              $31,393                    $31,732                   $32,235
      5              $31,803                    $32,068                   $32,525
      6              $32,239                    $32,520                   $32,994
      7              $33,167                    $33,486                   $33,858
      8              $32,915                    $33,148                   $33,604
      9              $33,154                    $33,343                   $33,816
     10              $32,796                    $33,067                   $33,708
     11              $33,281                    $33,622                   $34,116
     12              $33,560                    $33,915                   $34,354
   93:1              $33,893                    $34,298                   $34,725
      2              $34,711                    $35,320                   $35,632
      3              $34,381                    $34,938                   $35,229
      4              $34,587                    $35,225                   $35,455
      5              $34,642                    $35,362                   $35,579
      6              $35,137                    $35,875                   $36,059
      7              $35,040                    $35,879                   $36,084
      8              $35,639                    $36,542                   $36,575
      9              $36,007                    $36,966                   $36,838
     10              $36,062                    $37,044                   $36,894
     11              $35,883                    $36,807                   $36,787
     12              $36,391                    $37,436                   $37,291
   94:1              $36,706                    $37,833                   $37,641
      2              $36,065                    $37,008                   $36,937
      3              $35,366                    $35,957                   $36,114
      4              $35,368                    $36,141                   $36,478
      5              $35,587                    $36,408                   $36,683
      6              $35,483                    $36,303                   $36,598
      7              $35,871                    $36,760                   $36,997
      8              $36,012                    $36,903                   $37,175
      9              $35,719                    $36,527                   $36,896
     10              $35,420                    $36,100                   $36,689
     11              $35,020                    $35,562                   $36,454
     12              $35,475                    $36,091                   $36,775
   95:1              $36,132                    $36,799                   $37,128
      2              $36,876                    $37,572                   $37,667
      3              $37,259                    $37,910                   $38,266
      4              $37,321                    $37,974                   $38,369
      5              $38,266                    $38,878                   $39,209
      6              $38,107                    $38,734                   $39,241
      7              $38,458                    $39,094                   $39,790
      8              $38,841                    $39,478                   $40,192
      9              $38,993                    $39,651                   $40,312
     10              $39,376                    $40,032                   $40,482
     11              $39,818                    $40,464                   $40,826
     12              $40,075                    $40,735                   $41,050
   96:1              $40,373                    $41,078                   $41,539
      2              $40,264                    $40,946                   $41,398
      3              $39,891                    $40,483                   $41,178
      4              $39,808                    $40,406                   $41,116
      5              $39,813                    $40,386                   $41,067
      6              $40,080                    $40,629                   $41,359
      7              $40,366                    $40,986                   $41,632
      8              $40,331                    $40,994                   $41,719
      9              $40,701                    $41,343                   $42,032
     10              $41,035                    $41,740                   $42,423
     11              $41,640                    $42,362                   $43,012
     12              $41,532                    $42,234                   $42,948
   97:1              $41,687                    $42,323                   $43,064
      2              $41,938                    $42,632                   $43,370
      3              $41,599                    $42,189                   $42,880
      4              $41,851                    $42,396                   $43,094
      5              $42,281                    $42,900                   $43,564
      6              $42,594                    $43,286                   $43,947
      7              $43,376                    $44,230                   $44,743
      8              $43,145                    $43,867                   $44,505
      9              $43,532                    $44,319                   $44,906
     10              $43,687                    $44,523                   $45,180
     11              $43,832                    $44,687                   $45,324
     12              $44,307                    $45,246                   $45,732
   98:1              $44,617                    $45,626                   $46,135
      2              $44,677                    $45,644                   $46,190
      3              $44,709                    $45,644                   $46,269
      4              $44,638                    $45,402                   $46,047
      5              $45,043                    $46,043                   $46,595
      6              $45,175                    $46,172                   $46,739
      7              $45,297                    $46,250                   $46,907
      8              $45,750                    $46,925                   $47,541
      9              $46,137                    $47,432                   $48,025
     10              $46,223                    $47,418                   $48,126
     11              $46,252                    $47,503                   $48,194
     12              $46,356                    $47,665                   $48,406
   99:1              $46,841                    $48,208                   $48,895
      2              $46,767                    $47,933                   $48,836
      3              $46,802                    $47,890                   $48,904
      4              $46,924                    $48,020                   $49,046
      5              $46,795                    $47,731                   $48,879
      6              $46,390                    $47,049                   $48,337
      7              $46,545                    $47,265                   $48,593
      8              $46,470                    $47,029                   $48,593
      9              $46,491                    $47,048                   $48,763
     10              $46,295                    $46,704                   $48,656
     11              $46,673                    $47,097                   $48,914
     12              $46,566                    $46,875                   $48,752
   00:1              $46,487                    $46,655                   $48,730
      2              $46,726                    $47,010                   $48,880
      3              $47,350                    $47,672                   $49,318
      4              $47,262                    $47,482                   $49,221
      5              $47,130                    $47,263                   $49,201
      6              $47,949                    $48,251                   $50,111
      7              $48,407                    $48,791                   $50,657
      8              $48,906                    $49,387                   $51,189
      9              $48,835                    $49,239                   $51,103
     10              $49,220                    $49,608                   $51,466
     11              $49,438                    $49,841                   $51,666
     12              $50,202                    $50,888                   $52,496
   01:1              $50,751                    $51,447                   $53,404
      2              $50,902                    $51,597                   $53,533
      3              $51,338                    $51,999                   $53,960
      4              $51,049                    $51,479                   $53,340
      5              $51,567                    $51,989                   $53,863
      6              $51,819                    $52,321                   $54,089
      7              $52,344                    $52,949                   $54,679
      8              $52,978                    $53,749                   $55,389
      9              $53,051                    $53,663                   $55,517
     10              $53,461                    $54,162                   $55,922
     11              $53,192                    $53,572                   $55,525
     12              $52,957                    $53,170                   $55,258
   02:1              $53,596                    $53,935                   $56,143
      2              $54,046                    $54,556                   $56,732
      3              $53,304                    $53,552                   $55,683
      4              $54,096                    $54,591                   $56,824
      5              $54,363                    $54,891                   $57,160
      6              $54,840                    $55,456                   $57,754
      7              $55,329                    $56,105                   $58,356
      8              $55,749                    $56,638                   $58,905
      9              $56,455                    $57,664                   $59,657
     10              $55,801                    $56,741                   $59,065
     11              $55,669                    $56,486                   $58,948
     12              $56,551                    $57,672                   $59,987
   03:1              $56,501                    $57,410                   $60,075
      2              $57,115                    $58,222                   $60,710
      3              $57,076                    $58,183                   $61,390

California Municipal

Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                                         Lipper Intermediate         Lehman Brothers
              California Municipal           California            Five-year G/O Index
 Yr:Month       (after all costs)        Municipal Composite        (before all costs)
 --------     ---------------------      -------------------       -------------------
   90:8              $25,000                    $25,000                   $25,000
      9              $25,155                    $24,988                   $25,053
     10              $25,459                    $25,452                   $25,421
     11              $25,844                    $26,015                   $25,787
     12              $26,072                    $26,127                   $25,882
   91:1              $26,340                    $26,424                   $26,263
      2              $26,649                    $26,557                   $26,502
      3              $26,566                    $26,578                   $26,441
      4              $26,814                    $26,942                   $26,771
      5              $26,937                    $27,184                   $26,908
      6              $26,889                    $27,108                   $26,902
      7              $27,112                    $27,472                   $27,171
      8              $27,378                    $27,796                   $27,522
      9              $27,686                    $28,168                   $27,860
     10              $27,891                    $28,430                   $28,072
     11              $27,989                    $28,510                   $28,162
     12              $28,558                    $29,051                   $28,796
   92:1              $28,610                    $29,133                   $28,850
      2              $28,600                    $29,153                   $28,868
      3              $28,370                    $29,074                   $28,772
      4              $28,578                    $29,278                   $29,026
      5              $28,916                    $29,571                   $29,287
      6              $29,279                    $29,952                   $29,709
      7              $30,091                    $30,776                   $30,487
      8              $29,901                    $30,440                   $30,258
      9              $30,111                    $30,626                   $30,449
     10              $29,803                    $30,292                   $30,352
     11              $30,239                    $30,792                   $30,719
     12              $30,500                    $31,054                   $30,934
   93:1              $30,820                    $31,389                   $31,268
      2              $31,647                    $32,347                   $32,084
      3              $31,314                    $32,001                   $31,721
      4              $31,469                    $32,253                   $31,924
      5              $31,577                    $32,369                   $32,036
      6              $31,950                    $32,826                   $32,469
      7              $31,855                    $32,796                   $32,491
      8              $32,374                    $33,423                   $32,933
      9              $32,702                    $33,820                   $33,170
     10              $32,727                    $33,875                   $33,220
     11              $32,544                    $33,637                   $33,124
     12              $33,015                    $34,240                   $33,578
   94:1              $33,326                    $34,609                   $33,893
      2              $32,694                    $33,838                   $33,259
      3              $32,066                    $32,890                   $32,518
      4              $32,043                    $33,025                   $32,846
      5              $32,213                    $33,246                   $33,030
      6              $32,168                    $33,140                   $32,954
      7              $32,562                    $33,617                   $33,313
      8              $32,664                    $33,745                   $33,473
      9              $32,381                    $33,428                   $33,222
     10              $32,096                    $32,970                   $33,036
     11              $31,737                    $32,459                   $32,825
     12              $31,975                    $32,825                   $33,114
   95:1              $32,592                    $33,495                   $33,431
      2              $33,414                    $34,239                   $33,916
      3              $33,727                    $34,578                   $34,455
      4              $33,804                    $34,626                   $34,549
      5              $34,674                    $35,481                   $35,305
      6              $34,446                    $35,258                   $35,333
      7              $34,807                    $35,635                   $35,828
      8              $35,120                    $36,027                   $36,190
      9              $35,330                    $36,229                   $36,298
     10              $35,701                    $36,624                   $36,451
     11              $36,150                    $37,048                   $36,761
     12              $36,362                    $37,252                   $36,963
   96:1              $36,708                    $37,584                   $37,403
      2              $36,580                    $37,460                   $37,276
      3              $36,160                    $37,029                   $37,078
      4              $36,109                    $36,999                   $37,022
      5              $36,084                    $36,988                   $36,978
      6              $36,350                    $37,240                   $37,241
      7              $36,604                    $37,571                   $37,486
      8              $36,626                    $37,571                   $37,565
      9              $36,955                    $37,879                   $37,847
     10              $37,284                    $38,266                   $38,199
     11              $37,797                    $38,874                   $38,730
     12              $37,716                    $38,730                   $38,672
   97:1              $37,822                    $38,804                   $38,776
      2              $38,042                    $39,052                   $39,051
      3              $37,705                    $38,681                   $38,610
      4              $37,898                    $38,863                   $38,803
      5              $38,309                    $39,372                   $39,226
      6              $38,619                    $39,730                   $39,571
      7              $39,374                    $40,648                   $40,288
      8              $39,162                    $40,307                   $40,074
      9              $39,476                    $40,710                   $40,435
     10              $39,611                    $40,820                   $40,681
     11              $39,739                    $40,987                   $40,812
     12              $40,108                    $41,479                   $41,179
   98:1              $40,439                    $41,869                   $41,541
      2              $40,519                    $41,927                   $41,591
      3              $40,487                    $41,856                   $41,662
      4              $40,393                    $41,617                   $41,462
      5              $40,840                    $42,192                   $41,955
      6              $40,959                    $42,302                   $42,085
      7              $41,068                    $42,428                   $42,237
      8              $41,530                    $43,065                   $42,807
      9              $41,989                    $43,702                   $43,244
     10              $42,030                    $43,641                   $43,334
     11              $42,140                    $43,759                   $43,395
     12              $42,163                    $43,776                   $43,586
   99:1              $42,589                    $44,289                   $44,026
      2              $42,484                    $44,080                   $43,973
      3              $42,539                    $44,147                   $44,035
      4              $42,586                    $44,182                   $44,163
      5              $42,376                    $43,912                   $44,012
      6              $42,044                    $43,289                   $43,524
      7              $42,208                    $43,527                   $43,755
      8              $42,105                    $43,335                   $43,755
      9              $42,243                    $43,491                   $43,908
     10              $42,035                    $43,122                   $43,811
     11              $42,342                    $43,505                   $44,043
     12              $42,137                    $43,192                   $43,898
   00:1              $42,158                    $43,218                   $43,878
      2              $42,497                    $43,581                   $44,013
      3              $43,082                    $44,261                   $44,407
      4              $42,842                    $44,000                   $44,320
      5              $42,874                    $43,987                   $44,302
      6              $43,594                    $44,937                   $45,121
      7              $43,999                    $45,458                   $45,613
      8              $44,600                    $46,163                   $46,092
      9              $44,540                    $45,983                   $46,015
     10              $44,798                    $46,277                   $46,342
     11              $45,055                    $46,504                   $46,522
     12              $45,731                    $47,336                   $47,269
   01:1              $46,213                    $47,937                   $48,087
      2              $46,311                    $47,995                   $48,202
      3              $46,529                    $48,220                   $48,587
      4              $46,134                    $47,507                   $48,330
      5              $46,587                    $48,134                   $48,808
      6              $46,770                    $48,427                   $49,023
      7              $47,229                    $49,004                   $49,572
      8              $47,917                    $49,925                   $50,237
      9              $47,803                    $49,795                   $50,362
     10              $48,223                    $50,313                   $50,735
     11              $48,037                    $49,885                   $50,359
     12              $47,820                    $49,461                   $50,097
   02:1              $48,346                    $50,228                   $50,899
      2              $48,705                    $50,755                   $51,464
      3              $47,963                    $49,695                   $50,430
      4              $48,585                    $50,624                   $51,559
      5              $48,911                    $51,024                   $51,899
      6              $49,215                    $51,345                   $52,465
      7              $49,594                    $51,879                   $53,036
      8              $50,053                    $52,491                   $53,533
      9              $50,801                    $53,580                   $54,225
     10              $49,828                    $52,358                   $53,688
     11              $49,835                    $52,310                   $53,619
     12              $50,600                    $53,234                   $54,606
   03:1              $50,464                    $52,874                   $54,737
      2              $51,061                    $53,486                   $55,323
      3              $51,083                    $53,484                   $55,278

New York Municipal

Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                                      Lipper Intermediate      Lehman Brothers
               New York Municipal           New York         Five-year G/O Index
 Yr:Month      (after all costs)      Municipal Composite     (before all costs)
 --------    ---------------------    -------------------    -------------------
   89:1             $25,000                 $25,000                 $25,000
      2             $24,881                 $24,750                 $24,735
      3             $24,809                 $24,750                 $24,577
      4             $25,201                 $25,389                 $24,999
      5             $25,589                 $25,868                 $25,454
      6             $26,022                 $26,197                 $25,734
      7             $26,313                 $26,469                 $26,110
      8             $26,154                 $26,221                 $26,008
      9             $26,119                 $26,105                 $26,021
     10             $26,415                 $26,319                 $26,250
     11             $26,731                 $26,725                 $26,584
     12             $26,872                 $26,928                 $26,799
   90:1             $26,733                 $26,658                 $26,812
      2             $26,912                 $26,888                 $27,013
      3             $26,920                 $26,842                 $26,930
      4             $26,800                 $26,514                 $26,841
      5             $27,193                 $27,167                 $27,332
      6             $27,412                 $27,463                 $27,532
      7             $27,703                 $27,960                 $27,859
      8             $27,579                 $27,420                 $27,764
      9             $27,718                 $27,341                 $27,823
     10             $28,096                 $27,620                 $28,232
     11             $28,494                 $28,222                 $28,638
     12             $28,658                 $28,323                 $28,744
   91:1             $28,979                 $28,706                 $29,167
      2             $29,257                 $28,878                 $29,432
      3             $29,267                 $28,985                 $29,365
      4             $29,548                 $29,437                 $29,732
      5             $29,712                 $29,664                 $29,883
      6             $29,717                 $29,634                 $29,877
      7             $29,973                 $30,117                 $30,176
      8             $30,301                 $30,554                 $30,565
      9             $30,585                 $31,015                 $30,941
     10             $30,796                 $31,313                 $31,176
     11             $30,916                 $31,354                 $31,276
     12             $31,642                 $31,999                 $31,980
   92:1             $31,552                 $31,823                 $32,041
      2             $31,632                 $31,941                 $32,060
      3             $31,492                 $32,043                 $31,954
      4             $31,761                 $32,383                 $32,235
      5             $32,079                 $32,856                 $32,525
      6             $32,544                 $33,536                 $32,994
      7             $33,479                 $34,763                 $33,858
      8             $33,211                 $34,235                 $33,604
      9             $33,432                 $34,338                 $33,816
     10             $33,106                 $34,018                 $33,708
     11             $33,551                 $34,586                 $34,116
     12             $33,820                 $34,901                 $34,354
   93:1             $34,138                 $35,271                 $34,725
      2             $35,046                 $36,294                 $35,632
      3             $34,698                 $35,960                 $35,229
      4             $34,941                 $36,233                 $35,455
      5             $35,058                 $36,415                 $35,579
      6             $35,516                 $36,884                 $36,059
      7             $35,424                 $36,873                 $36,084
      8             $35,981                 $37,507                 $36,575
      9             $36,334                 $37,822                 $36,838
     10             $36,393                 $37,909                 $36,894
     11             $36,170                 $37,652                 $36,787
     12             $36,714                 $38,296                 $37,291
   94:1             $37,013                 $38,701                 $37,641
      2             $36,374                 $37,916                 $36,937
      3             $35,650                 $36,903                 $36,114
      4             $35,660                 $37,092                 $36,478
      5             $35,938                 $37,388                 $36,683
      6             $35,864                 $37,317                 $36,598
      7             $36,314                 $37,761                 $36,997
      8             $36,384                 $37,882                 $37,175
      9             $36,038                 $37,503                 $36,896
     10             $35,665                 $37,068                 $36,689
     11             $35,237                 $36,527                 $36,454
     12             $35,779                 $37,053                 $36,775
   95:1             $36,416                 $37,661                 $37,128
      2             $37,197                 $38,418                 $37,667
      3             $37,522                 $38,718                 $38,266
      4             $37,644                 $38,795                 $38,369
      5             $38,626                 $39,714                 $39,209
      6             $38,465                 $39,583                 $39,241
      7             $38,791                 $39,971                 $39,790
      8             $39,206                 $40,395                 $40,192
      9             $39,330                 $40,548                 $40,312
     10             $39,721                 $40,950                 $40,482
     11             $40,171                 $41,392                 $40,826
     12             $40,419                 $41,641                 $41,050
   96:1             $40,725                 $41,990                 $41,539
      2             $40,529                 $41,801                 $41,398
      3             $40,181                 $41,379                 $41,178
      4             $40,131                 $41,263                 $41,116
      5             $40,108                 $41,201                 $41,067
      6             $40,379                 $41,482                 $41,359
      7             $40,673                 $41,884                 $41,632
      8             $40,646                 $41,859                 $41,719
      9             $41,026                 $42,269                 $42,032
     10             $41,401                 $42,654                 $42,423
     11             $41,928                 $43,336                 $43,012
     12             $41,845                 $43,176                 $42,948
   97:1             $41,973                 $43,228                 $43,064
      2             $42,260                 $43,560                 $43,370
      3             $41,887                 $43,094                 $42,880
      4             $42,143                 $43,318                 $43,094
      5             $42,548                 $43,886                 $43,564
      6             $42,870                 $44,312                 $43,947
      7             $43,663                 $45,344                 $44,743
      8             $43,396                 $44,950                 $44,505
      9             $43,790                 $45,417                 $44,906
     10             $43,981                 $45,576                 $45,180
     11             $44,099                 $45,758                 $45,324
     12             $44,582                 $46,349                 $45,732
   98:1             $44,931                 $46,743                 $46,135
      2             $44,962                 $46,757                 $46,190
      3             $44,995                 $46,710                 $46,269
      4             $44,826                 $46,402                 $46,047
      5             $45,370                 $47,125                 $46,595
      6             $45,542                 $47,281                 $46,739
      7             $45,602                 $47,333                 $46,907
      8             $46,164                 $48,052                 $47,541
      9             $46,556                 $48,624                 $48,025
     10             $46,675                 $48,610                 $48,126
     11             $46,771                 $48,673                 $48,194
     12             $46,904                 $48,863                 $48,406
   99:1             $47,428                 $49,444                 $48,895
      2             $47,282                 $49,157                 $48,836
      3             $47,314                 $49,103                 $48,904
      4             $47,407                 $49,226                 $49,046
      5             $47,208                 $48,931                 $48,879
      6             $46,726                 $48,216                 $48,337
      7             $46,917                 $48,443                 $48,593
      8             $46,840                 $48,244                 $48,593
      9             $46,899                 $48,288                 $48,763
     10             $46,668                 $47,877                 $48,656
     11             $47,056                 $48,318                 $48,914
     12             $46,889                 $48,076                 $48,752
   00:1             $46,846                 $47,874                 $48,730
      2             $47,163                 $48,257                 $48,880
      3             $47,763                 $49,044                 $49,318
      4             $47,601                 $48,789                 $49,221
      5             $47,533                 $48,594                 $49,201
      6             $48,395                 $49,702                 $50,111
      7             $48,825                 $50,298                 $50,657
      8             $49,329                 $50,982                 $51,189
      9             $49,211                 $50,798                 $51,103
     10             $49,604                 $51,276                 $51,466
     11             $49,853                 $51,543                 $51,666
     12             $50,731                 $52,707                 $52,496
   01:1             $51,284                 $53,340                 $53,404
      2             $51,357                 $53,420                 $53,533
      3             $51,756                 $53,895                 $53,960
      4             $51,494                 $53,416                 $53,674
      5             $51,972                 $53,977                 $54,206
      6             $52,182                 $54,284                 $54,444
      7             $52,669                 $54,909                 $55,054
      8             $53,305                 $55,782                 $55,792
      9             $53,144                 $55,369                 $55,931
     10             $53,632                 $55,884                 $56,345
     11             $53,277                 $55,353                 $55,928
     12             $53,036                 $54,921                 $55,637
   02:1             $53,758                 $55,816                 $56,527
      2             $54,287                 $56,525                 $57,155
      3             $53,522                 $55,400                 $56,006
      4             $54,321                 $56,525                 $57,261
      5             $54,543                 $56,774                 $57,639
      6             $55,024                 $57,330                 $58,267
      7             $55,516                 $57,966                 $58,901
      8             $56,016                 $58,563                 $59,453
      9             $56,774                 $59,620                 $60,221
     10             $56,109                 $58,714                 $59,625
     11             $55,889                 $58,361                 $59,548
     12             $56,900                 $59,581                 $60,644
   03:1             $56,841                 $59,246                 $60,789
      2             $57,500                 $60,103                 $61,441
      3             $57,375                 $60,001                 $61,390

Sanford C. Bernstein Fund II, Inc.
--------------------------------------------------------------------------------
Taxable-Bond Portfolio

Intermediate Duration Institutional

Growth of $25,000(1)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

             Intermediate Duration                            Lehman Brothers
                  Institutional       Lipper Intermediate   Aggregate Bond Index
 Yr:Month      (after all costs)         Bond Composite      (before all costs)
 --------    ---------------------    -------------------   --------------------
      5             $ 25,000                $25,000                $25,000
      6             $ 24,908                $25,060                $25,216
      7             $ 25,077                $25,215                $25,520
      8             $ 25,578                $25,639                $25,951
      9             $ 25,878                $25,975                $26,372
     10             $ 25,788                $25,837                $26,252
     11             $ 25,923                $25,897                $26,245
     12             $ 26,432                $26,414                $26,787
   03:1             $ 26,474                $26,450                $26,809
      2             $ 26,840                $26,813                $27,180
      3             $ 26,816                $26,809                $27,160


                                                        2003 Semiannual Report 5

--------------------------------------------------------------------------------
Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. Statements of Assets and Liabilities--March 31, 2003 (Unaudited)


                                                                   TAX-MANAGED      INTERNATIONAL     EMERGING        INTERMEDIATE
                                                               INTERNATIONAL VALUE     VALUE        MARKETS VALUE       DURATION
                                                                    PORTFOLIO       PORTFOLIO II      PORTFOLIO         PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in securities at value                              $2,394,487,540   $1,320,218,091   $ 553,568,050    $3,218,418,279
  Foreign currency at value (a)                                       92,575,697       53,466,321      14,350,378                 0
  Cash in bank                                                               583              335             324           724,658
  Collateral held for securities loaned (Note 1N)                    549,784,999      277,381,568               0                 0
  Receivables:
       Interest                                                              674              474             116        21,399,709
       Dividends                                                       9,771,978        5,572,923       2,258,570                 0
       Investment securities sold                                      9,547,596          800,358         597,228       815,973,916
       Capital shares sold                                             4,271,200          724,542         829,400         1,080,670
       Foreign withholding tax reclaims                                  748,318          421,604          32,490                 0
  Other assets                                                               102                0               0                 0
                                                                  --------------   --------------   -------------    --------------
   Total assets                                                    3,061,188,687    1,658,586,216     571,636,556     4,057,597,232
                                                                  --------------   --------------   -------------    --------------

LIABILITIES
Due to Custodian                                                               0                0               0                 0
  Payable for collateral received on securities loaned (Note 1N)     549,784,999      277,381,568               0                 0
  Payables:
       Dividends to shareholders                                               0                0               0         2,442,628
       Investment securities purchased                                 3,224,723        5,363,295       1,153,794     1,810,172,543
       Capital shares redeemed                                                 0                0               0                 0
       Deferred income on dollar rolls                                         0                0               0         1,127,147
       Management fee (Note 2A)                                        2,024,100        1,144,538         591,314           895,288
       Shareholder servicing and administration fee (Note 2B)            539,109          294,335         120,446           189,516
       Accrued expenses                                                  304,608          162,840         148,972           132,640
       Foreign capital gains taxes                                             0                0       2,887,131                 0
       Margin owed to broker on futures contracts                      3,286,450        1,744,164               0                 0
  Depreciation of swap agreement (Note 1O)                                     0                0               0                 0
  Depreciation of foreign currency contracts (Note 3D)                         0                0               0         2,347,419
                                                                  --------------   --------------   -------------    --------------
  Total liabilities                                                  559,163,989      286,090,740       4,901,657     1,817,307,181
                                                                  --------------   --------------   -------------    --------------
  NET ASSETS                                                      $2,502,024,698   $1,372,495,476   $ 566,734,899    $2,240,290,051
                                                                  ==============   ==============   =============    ==============
  Cost of investments                                             $2,707,433,453   $1,549,430,205   $ 619,158,866    $3,170,114,548
                                                                  ==============   ==============   =============    ==============
  SHARES OF CAPITAL STOCK OUTSTANDING                                188,357,290      112,976,616      39,490,503       168,204,642
                                                                  ==============   ==============   =============    ==============
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                      $        13.28   $        12.15   $       14.35    $        13.32
                                                                  ==============   ==============   =============    ==============

NET ASSETS CONSIST OF:
  Capital stock, at par                                           $      188,357   $      112,977   $      39,491    $      168,205
  Additional paid-in capital                                       2,977,896,513    2,054,203,723     745,629,267     2,228,281,811
  Undistributed net investment income/(excess distributions)           7,335,099      (12,336,556)     (1,135,166)       (1,988,774)
  Accumulated net realized gain (loss) on investment
  and foreign currency transactions                                 (167,390,739)    (438,539,927)   (109,381,395)      (32,411,739)
  Unrealized appreciation/(depreciation) of:
       Investments and futures                                      (316,965,509)    (231,438,678)    (68,434,159)*      48,303,731
       Foreign currency denominated assets and liabilities               960,977          493,937          16,861        (2,063,183)
                                                                  --------------   --------------   -------------    --------------
                                                                  $2,502,024,698   $1,372,495,476   $ 566,734,899    $2,240,290,051
                                                                  ==============   ==============   =============    ==============

(a)   Cost:$91,999,589; $53,004,788; and $14,277,769, respectively (Note 1)

*     Net of accrued foreign capital gains taxes of $2,887,131

See Notes to Financial Statements. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.

--------------------------------------------------------------------------------
6 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

--------------------------------------------------------------------------------

                               INTERMEDIATE  SHORT DURATION  SHORT DURATION  SHORT DURATION
    SHORT      U.S. GOVERNMENT   DURATION      DIVERSIFIED     CALIFORNIA      NEW YORK
DURATION PLUS  SHORT DURATION  INSTITUTIONAL    MUNICIPAL       MUNICIPAL      MUNICIPAL
  PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
-------------------------------------------------------------------------------------------

$464,579,484    $147,421,903   $525,618,486    $241,207,542    $85,961,446    $123,672,766
           0               0              0               0              0               0
   1,069,097           3,203              0          36,749              0               0
           0               0              0               0              0               0

   3,889,352       1,219,117      3,468,126       3,017,995        885,078       1,597,762
           0               0              0               0              0               0
           0               0    127,435,554       1,030,667      1,785,000          60,000
           0               0              0          25,000              0         127,000
           0               0              0               0              0               0
           0               0         85,009               0              0               0
------------    ------------   ------------    ------------    -----------    ------------
 469,537,933     148,644,223    656,607,175     245,317,953     88,631,524     125,457,528
------------    ------------   ------------    ------------    -----------    ------------


           0               0         15,061               0         88,583       1,716,808
           0               0              0               0              0               0

     376,559          87,893        359,588         221,421         44,504          94,979
  45,003,025      18,421,502    285,881,727       6,419,475      1,668,930               0
           0               0              0               0              0               0
           0               0        112,587               0              0               0
     177,206          54,153         99,035          98,339         35,699          52,080
      35,441          10,831              0          19,768          7,111          10,413
      40,705           7,987         22,194          19,172          7,357          25,426
           0               0              0               0              0               0
           0               0              0          30,000         13,500          21,000
           0               0              0         196,712              0          43,538
           0               0        351,204               0              0               0
------------    ------------   ------------    ------------    -----------    ------------
  45,632,936      18,582,366    286,841,396       7,004,887      1,865,684       1,964,244
------------    ------------   ------------    ------------    -----------    ------------
$423,904,997    $130,061,857   $369,765,779    $238,313,066    $86,765,840    $123,493,284
============    ============   ============    ============    ===========    ============
$460,662,174    $146,112,871   $516,917,141    $238,896,588    $85,239,073    $122,197,428
============    ============   ============    ============    ===========    ============
  33,067,989       9,963,682     23,710,924      18,751,676      6,844,795       9,847,458
============    ============   ============    ============    ===========    ============

$      12.82    $      13.05   $      15.59    $      12.71    $     12.68    $      12.54
============    ============   ============    ============    ===========    ============


$     33,068    $      9,964   $     23,711    $     18,752    $     6,845    $      9,847
 419,860,294     127,601,282    357,933,897     236,122,738     86,123,790     122,926,022
    (352,512)         53,283         50,051         (11,142)       (18,340)           (766)

     446,837       1,088,296      3,365,592          19,840        (90,714)       (907,664)

   3,917,310       1,309,032      8,701,345       2,162,878        744,259       1,465,845
           0               0       (308,817)              0              0               0
------------    ------------   ------------    ------------    -----------    ------------
$423,904,997    $130,061,857   $369,765,779    $238,313,066    $86,765,840    $123,493,284
============    ============   ============    ============    ===========    ============

--------------------------------------------------------------------------------
                                                        2003 Semiannual Report 7

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. Statements of Assets and Liabilities--March 31, 2003 (Unaudited) (continued)

                                                             DIVERSIFIED MUNICIPAL  CALIFORNIA MUNICIPAL   NEW YORK MUNICIPAL
                                                                   PORTFOLIO             PORTFOLIO             PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in securities at value                             $2,127,865,522        $  738,350,212        $1,067,939,079
  Cash in bank                                                           57,504                 8,209                18,535
  Receivables:
    Interest                                                         30,616,880             9,167,438            15,708,834
    Investment securities sold                                          440,027                     0             2,078,100
    Capital shares sold                                               2,862,433             1,612,401             3,383,874
                                                                 --------------        --------------        --------------
     Total assets                                                 2,161,842,366           749,138,260         1,089,128,422
                                                                 --------------        --------------        --------------

LIABILITIES
  Payables:
    Dividends to shareholders                                         2,179,516               672,152             1,225,597
    Investment securities purchased                                  30,545,276            10,870,483             5,678,105
    Capital shares redeemed                                             381,665               204,331                25,033
    Management fee (Note 2A)                                            735,818               268,693               449,947
    Shareholder servicing and administration fee (Note 2B)              268,706                93,567                80,236
    Accrued expenses                                                    423,064               116,180               119,597
    Margin owed to broker on futures contracts                          465,750               180,000               244,501
  Depreciation on swap agreement (Note 1O)                                    0                     0               304,765
                                                                 --------------        --------------        --------------
  Total liabilities                                                  34,999,795            12,405,406             8,127,781
                                                                 --------------        --------------        --------------
  NET ASSETS (b)                                                 $2,126,842,571        $  736,732,854        $1,081,000,641
                                                                 ==============        ==============        ==============
  Cost of investments                                            $2,036,099,522        $  709,684,325        $1,018,563,943
                                                                 ==============        ==============        ==============

NET ASSETS CONSIST OF:
  Capital stock, at par                                          $      149,112        $       51,059        $       76,541
  Additional paid-in capital                                      2,044,716,054           708,933,819         1,036,234,600
  Undistributed net investment income/(excess distributions)             24,852               (34,764)                4,188
  Accumulated net realized loss on investment
  and futures transactions                                          (10,537,757)           (1,156,991)           (4,789,215)
  Unrealized appreciation of investments and futures                 92,490,310            28,939,731            49,474,527
                                                                 --------------        --------------        --------------
                                                                 $2,126,842,571        $  736,732,854        $1,081,000,641
                                                                 ==============        ==============        ==============

Municipal Class Shares
  Net Assets                                                     $1,829,206,177        $  621,392,839        $  945,037,361
                                                                 ==============        ==============        ==============
  Shares of capital stock outstanding                               128,251,034            43,064,964            66,909,103
                                                                 ==============        ==============        ==============

AllianceBernstein Intermediate Municipal Class A Shares
  Net Assets                                                     $  118,951,500        $   46,581,223        $   59,375,450
                                                                 ==============        ==============        ==============
  Shares of capital stock outstanding                                 8,337,770             3,228,301             4,205,788
                                                                 ==============        ==============        ==============

AllianceBernstein Intermediate Municipal Class B Shares
  Net Assets                                                     $   91,061,733        $   31,244,741        $   43,614,022
                                                                 ==============        ==============        ==============
  Shares of capital stock outstanding                                 6,381,512             2,164,941             3,090,452
                                                                 ==============        ==============        ==============

AllianceBernstein Intermediate Municipal Class C Shares
  Net Assets                                                     $   87,623,161        $   37,514,051        $   32,973,808
                                                                 ==============        ==============        ==============
  Shares of capital stock outstanding                                 6,141,344             2,600,501             2,335,253
                                                                 ==============        ==============        ==============

(b) See page 9 for share class information on net asset value, offering price and redemption price per share of the Diversified Municipal, California Municipal and New York Municipal Portfolios.

See Notes to Financial Statements. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.

--------------------------------------------------------------------------------
8 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                             DIVERSIFIED   CALIFORNIA   NEW YORK
                                                              MUNICIPAL    MUNICIPAL    MUNICIPAL
                                                              PORTFOLIO    PORTFOLIO    PORTFOLIO
-------------------------------------------------------------------------------------------------
CALCULATION OF MAXIMUM OFFERING PRICE

Municipal Class Shares
  Net asset value and offering price per share                 $ 14.26      $ 14.43      $ 14.12
                                                               =======      =======      =======

AllianceBernstein Intermediate Municipal Class A Shares
  Net asset value and redemption price per share               $ 14.27      $ 14.43      $ 14.12
  Sales charge--4.25% of public offering price                     .63          .64          .63
                                                               -------      -------      -------
  Maximum offering price                                       $ 14.90      $ 15.07      $ 14.75
                                                               =======      =======      =======

AllianceBernstein Intermediate Municipal Class B Shares
  Net asset value and offering price per share                 $ 14.27      $ 14.43      $ 14.11
                                                               =======      =======      =======

AllianceBernstein Intermediate Municipal Class C Shares
  Net asset value and offering price per share                 $ 14.27      $ 14.43      $ 14.12
                                                               =======      =======      =======

--------------------------------------------------------------------------------
                                                        2003 Semiannual Report 9

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. Statements of Operations for the Six Months Ended March 31, 2003 (Unaudited)

                                                                   TAX-MANAGED                        EMERGING
                                                                  INTERNATIONAL   INTERNATIONAL        MARKETS        INTERMEDIATE
                                                                      VALUE           VALUE             VALUE           DURATION
                                                                    PORTFOLIO      PORTFOLIO II       PORTFOLIO         PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income:
    Interest                                                      $  1,336,384     $    532,012     $     67,543      $ 47,369,140
    Dividends (net of foreign withholding taxes of
    $3,057,224, $1,686,136 and $882,405, respectively)              22,978,246       12,905,160        7,303,816                 0
                                                                  ------------     ------------     ------------      ------------
  Total income                                                      24,314,630       13,437,172        7,371,359        47,369,140
                                                                  ------------     ------------     ------------      ------------
  Expenses (Notes 1 and 2):
    Management fee                                                  12,044,978        6,859,718        3,514,527         5,145,734
    Shareholder servicing and administration fee                     3,207,319        1,766,969          702,906         1,088,093
    Custodian and transfer agent fees                                  682,213          413,178          588,101           235,714
    Auditing and tax fees                                               60,091           32,700           17,406            53,535
    Directors' fees and expenses                                        24,669           11,593            4,437            17,643
    Legal fees                                                          44,670           17,704           10,329            30,855
    Registration fees                                                   28,511           37,305           12,848            22,631
    Printing fees                                                       18,146            5,602            3,771            14,942
    Fund offering and organization expenses                                  0                0                0                 0
    Miscellaneous                                                       46,289           19,686            8,626            22,330
                                                                  ------------     ------------     ------------      ------------
  Total expenses                                                    16,156,886        9,164,455        4,862,951         6,631,477
  Less expenses waived and reimbursed by the Adviser (Note 2A)               0                0                0                 0
  Interest expense                                                           0                0                0                 0
                                                                  ------------     ------------     ------------      ------------
  Net expenses                                                      16,156,886        9,164,455        4,862,951         6,631,477
                                                                  ------------     ------------     ------------      ------------
  Net investment income                                              8,157,744        4,272,717        2,508,408        40,737,663
                                                                  ------------     ------------     ------------      ------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENT AND FOREIGN
CURRENCY TRANSACTIONS
  Net realized gain (loss) on:
    Investment transactions                                        (20,559,317)      (6,559,121)     (35,856,346)*      38,207,362
    Futures transactions                                           (13,111,756)      (7,657,537)               0                 0
    Foreign currency transactions                                    9,147,646        4,524,704          362,489        (6,169,410)
                                                                  ------------     ------------     ------------      ------------
  Net realized gain (loss) on investment
  and foreign currency transactions                                (24,523,427)      (9,691,954)     (35,493,857)       32,037,952
                                                                  ------------     ------------     ------------      ------------
  Net increase (decrease) in unrealized
  appreciation/(depreciation) of:
    Investments, futures and swaps                                  79,812,890       42,815,639       60,417,925+        9,593,704
    Foreign currency denominated assets and liabilities                835,522          407,951          287,651        (2,063,183)
                                                                  ------------     ------------     ------------      ------------
  Net increase (decrease) in unrealized appreciation/
  (depreciation) on investments and foreign currency
  denominated assets and liabilities                                80,648,412       43,223,590       60,705,576         7,530,521
                                                                  ------------     ------------     ------------      ------------
  Net realized and unrealized gain (loss) on
  investment and foreign currency transactions                      56,124,985       33,531,636       25,211,719        39,568,473
                                                                  ------------     ------------     ------------      ------------
  Net increase in net assets resulting from operations            $ 64,282,729     $ 37,804,353     $ 27,720,127      $ 80,306,136
                                                                  ============     ============     ============      ============

* Includes foreign capital gains taxes of $1,241,929 +Includes accrued foreign capital gains taxes of $1,457,278

See Notes to Financial Statements.

--------------------------------------------------------------------------------
10 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

--------------------------------------------------------------------------------

                                 INTERMEDIATE   SHORT DURATION   SHORT DURATION  SHORT DURATION
    SHORT      U.S. GOVERNMENT     DURATION       DIVERSIFIED      CALIFORNIA      NEW YORK
DURATION PLUS   SHORT DURATION   INSTITUTIONAL     MUNICIPAL       MUNICIPAL       MUNICIPAL
  PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------------


 $ 8,007,385     $ 2,010,803     $  7,366,755     $ 3,367,757     $ 1,057,434     $ 1,762,400

           0               0                0               0               0               0
 -----------     -----------     ------------     -----------     -----------     -----------
   8,007,385       2,010,803        7,366,755       3,367,757       1,057,434       1,762,400
 -----------     -----------     ------------     -----------     -----------     -----------

   1,000,437         297,553          850,187         528,755         196,632         294,251
     200,087          59,511                0         105,751          39,326          58,850
      79,384          58,937          102,408          80,531          58,303          65,398
      13,980           5,910            9,863           4,994           3,778           6,630
       3,424             858            8,240           1,720             657             733
       6,434           2,406            3,379           2,025             641           3,365
      10,320           6,393            8,125           6,984           1,556             520
       3,196             360            2,297             337             263           1,622
           0               0           67,984               0               0               0
       7,696           4,954            1,166           3,656             950           3,270
 -----------     -----------     ------------     -----------     -----------     -----------
   1,324,958         436,882        1,053,649         734,753         302,106         434,639
           0               0         (288,481)              0               0               0
      24,556               0                0               0               0               0
 -----------     -----------     ------------     -----------     -----------     -----------
   1,349,514         436,882          765,168         734,753         302,106         434,639
 -----------     -----------     ------------     -----------     -----------     -----------
   6,657,871       1,573,921        6,601,587       2,633,004         755,328       1,327,761
 -----------     -----------     ------------     -----------     -----------     -----------




   3,990,224       1,142,927        4,742,620         412,046          78,049          58,167
           0               0                0        (241,862)       (118,872)       (162,762)
           0               0         (927,797)              0               0               0
 -----------     -----------     ------------     -----------     -----------     -----------

   3,990,224       1,142,927        3,814,823         170,184         (40,823)       (104,595)
 -----------     -----------     ------------     -----------     -----------     -----------


  (2,915,604)     (1,064,863)       2,342,744        (687,333)         (4,073)       (198,966)
           0               0         (308,817)              0               0               0
 -----------     -----------     ------------     -----------     -----------     -----------


  (2,915,604)     (1,064,863)       2,033,927        (687,333)         (4,073)       (198,966)
 -----------     -----------     ------------     -----------     -----------     -----------

   1,074,620          78,064        5,848,750        (517,149)        (44,896)       (303,561)
 -----------     -----------     ------------     -----------     -----------     -----------
 $ 7,732,491     $ 1,651,985     $ 12,450,337     $ 2,115,855     $   710,432     $ 1,024,200
 ===========     ===========     ============     ===========     ===========     ===========

--------------------------------------------------------------------------------
                                                       2003 Semiannual Report 11

--------------------------------------------------------------------------------

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. Statements of Operations for the Six Months Ended March 31, 2003 (Unaudited) (continued)

                                                                           DIVERSIFIED       CALIFORNIA       NEW YORK
                                                                            MUNICIPAL        MUNICIPAL        MUNICIPAL
                                                                            PORTFOLIO        PORTFOLIO        PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income:
    Interest                                                               $ 43,337,566     $ 13,760,011     $ 22,251,157
                                                                           ------------     ------------     ------------
  Total income                                                               43,337,566       13,760,011       22,251,157
                                                                           ------------     ------------     ------------
  Expenses (Notes 1 and 2):
    Management fee                                                            4,717,774        1,735,357        2,572,637
    Shareholder servicing and administration fee                                876,829          301,579          465,263
    Custodian and transfer agent fees                                           372,917          137,795          175,357
    Distribution Fees--AllianceBernstein Intermediate Municipal Class A         141,351           55,212           65,539
    Distribution Fees--AllianceBernstein Intermediate Municipal Class B         356,704          121,386          168,582
    Distribution Fees--AllianceBernstein Intermediate Municipal Class C         333,750          149,504          123,264
    Auditing and tax fees                                                        58,855           14,264           28,579
    Printing fees                                                                88,236           18,936           24,346
    Registration fees                                                            85,591            9,932           24,263
    Legal fees                                                                   39,422           12,924           19,072
    Directors' fees and expenses                                                 13,277            5,392            8,609
    Miscellaneous                                                                18,827            9,782            8,174
                                                                           ------------     ------------     ------------
  Total expenses                                                              7,103,533        2,572,063        3,683,685
                                                                           ------------     ------------     ------------
  Net investment income                                                      36,234,033       11,187,948       18,567,472
                                                                           ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENT TRANSACTIONS
  Net realized gain (loss) on:
    Investment transactions                                                   1,338,448          164,671        2,277,172
    Futures transactions                                                     (3,737,193)      (1,262,603)      (1,965,374)
                                                                           ------------     ------------     ------------
  Net realized gain (loss) on investment transactions                        (2,398,745)      (1,097,932)         311,798
                                                                           ------------     ------------     ------------
  Net decrease in unrealized depreciation of:
  Investments and futures                                                   (11,032,641)      (6,008,964)      (7,785,517)
                                                                           ------------     ------------     ------------
  Net decrease in unrealized
  depreciation of investments and futures                                   (11,032,641)      (6,008,964)      (7,785,517)
                                                                           ------------     ------------     ------------
  Net realized and unrealized loss on
  investment transactions                                                   (13,431,386)      (7,106,896)      (7,473,719)
                                                                           ------------     ------------     ------------
  Net increase in net assets resulting from operations                     $ 22,802,647     $  4,081,052     $ 11,093,753
                                                                           ============     ============     ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
12 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

                     This page intentionally left blank.

--------------------------------------------------------------------------------
Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. Statements of Changes in Net Assets

                                                       ---------------------------------     ---------------------------------
                                                                  TAX-MANAGED                          INTERNATIONAL
                                                              INTERNATIONAL VALUE                          VALUE
                                                                  PORTFOLIO                            PORTFOLIO II
                                                       ---------------------------------     ---------------------------------
                                                         SIX MONTHS            YEAR            SIX MONTHS            YEAR
                                                        ENDED 3/31/03          ENDED          ENDED 3/31/03          ENDED
                                                         (UNAUDITED)          9/30/02          (UNAUDITED)          9/30/02
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                                   8,157,744     $   28,144,124          4,272,717     $   14,983,853
    Net realized gain (loss) on investment
    and foreign currency transactions                     (24,523,427)      (119,655,996)        (9,691,954)      (298,344,575)
    Increase (decrease) in unrealized appreciation/
    (depreciation) of investments and foreign
    currency denominated assets and liabilities            80,648,412       (263,007,928)        43,223,590         87,176,002
                                                       --------------     --------------     --------------     --------------
  Net increase (decrease) in net assets
  resulting from operations                                64,282,729       (354,519,800)        37,804,353       (196,184,720)
                                                       --------------     --------------     --------------     --------------
  Dividends and distributions to shareholders:
    Dividends from net investment income                  (35,319,954)       (45,231,307)       (16,987,457)       (45,835,060)
    Distributions from tax return of capital                        0                  0                  0                  0
                                                       --------------     --------------     --------------     --------------
  Total dividends and distributions
  to shareholders                                         (35,319,954)       (45,231,307)       (16,987,457)       (45,835,060)
                                                       --------------     --------------     --------------     --------------
  Capital-share transactions (Note 6):
    Net proceeds from sales of shares                     476,994,001        970,190,116        188,353,627        363,922,224
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends and distributions                            31,640,286         41,318,751         16,226,181         44,294,779
                                                       --------------     --------------     --------------     --------------
  Total proceeds from shares sold                         508,634,287      1,011,508,867        204,579,808        408,217,003
    Cost of shares redeemed                              (400,992,997)      (666,660,449)      (152,350,107)      (293,431,337)
                                                       --------------     --------------     --------------     --------------
  Increase (decrease) in net assets from
  capital-share transactions                              107,641,290        344,848,418         52,229,701        114,785,666
                                                       --------------     --------------     --------------     --------------
  Net increase (decrease) in net assets                   136,604,065        (54,902,689)        73,046,597       (127,234,114)
NET ASSETS:
  Beginning of period                                   2,365,420,633      2,420,323,322      1,299,448,879      1,426,682,993
                                                       --------------     --------------     --------------     --------------
  End of period (a)                                    $2,502,024,698     $2,365,420,633     $1,372,495,476     $1,299,448,879
                                                       ==============     ==============     ==============     ==============

(a) Includes undistributed net investment income/
(excess distributions) of:                             $    7,335,099     $   34,497,309     $  (12,336,556)    $      378,184
                                                       ==============     ==============     ==============     ==============

+ Includes effect of portfolio transaction fee in the amounts of $1,617,150 and $5,025,592 for the six months ended March 31, 2003, and the year ended September 30, 2002, respectively.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
14 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

--------------------------------------------------------------------------------

--------------------------------      -----------------------------------     -------------------------------
           EMERGING                             INTERMEDIATE                               SHORT
         MARKETS VALUE                            DURATION                             DURATION PLUS
           PORTFOLIO                              PORTFOLIO                              PORTFOLIO
--------------------------------      -----------------------------------     -------------------------------

 SIX MONTHS            YEAR             SIX MONTHS             YEAR            SIX MONTHS          YEAR
ENDED 3/31/03          ENDED           ENDED 3/31/03           ENDED          ENDED 3/31/03        ENDED
 (UNAUDITED)          9/30/02           (UNAUDITED)           9/30/02          (UNAUDITED)        9/30/02
-------------------------------------------------------------------------------------------------------------


$   2,508,408      $   5,231,964      $    40,737,663     $    97,522,074     $   6,657,871     $  14,907,767

  (35,493,857)       (26,459,346)          32,037,952           7,333,327         3,990,224         1,590,199


   60,705,576         83,470,559            7,530,521           7,610,737        (2,915,604)        1,408,509
-------------      -------------      ---------------     ---------------     -------------     -------------

   27,720,127         62,243,177           80,306,136         112,466,138         7,732,491        17,906,475
-------------      -------------      ---------------     ---------------     -------------     -------------

   (3,072,177)        (5,096,387)         (40,739,061)        (94,607,925)       (6,657,871)      (14,908,490)
            0                  0                    0          (2,914,193)                0                 0
-------------      -------------      ---------------     ---------------     -------------     -------------

   (3,072,177)        (5,096,387)         (40,739,061)        (97,522,118)       (6,657,871)      (14,908,490)
-------------      -------------      ---------------     ---------------     -------------     -------------

   50,850,688        158,235,402          294,730,846         598,396,318       108,489,818       171,261,138


    2,912,914          4,889,090            8,381,656          21,494,713         2,756,661         5,603,775
-------------      -------------      ---------------     ---------------     -------------     -------------
   53,763,602        163,124,492          303,112,502         619,891,031       111,246,479       176,864,913
  (30,660,190)      (200,702,227)        (254,377,235)       (613,538,098)      (86,134,696)     (149,882,438)
-------------      -------------      ---------------     ---------------     -------------     -------------

   23,103,412+       (37,577,735)+         48,735,267           6,352,933        25,111,783        26,982,475
-------------      -------------      ---------------     ---------------     -------------     -------------
   47,751,362         19,569,055           88,302,342          21,296,953        26,186,403        29,980,460

  518,983,537        499,414,482        2,151,987,709       2,130,690,756       397,718,594       367,738,134
-------------      -------------      ---------------     ---------------     -------------     -------------
$ 566,734,899      $ 518,983,537      $ 2,240,290,051     $ 2,151,987,709     $ 423,904,997     $ 397,718,594
=============      =============      ===============     ===============     =============     =============


$  (1,135,166)     $    (571,397)     $    (1,988,774)    $    (1,987,376)    $    (352,512)    $    (352,512)
=============      =============      ===============     ===============     =============     =============

--------------------------------------------------------------------------------
                                                       2003 Semiannual Report 15

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. Statements of Changes in Net Assets (continued)

                                                        --------------------------------      --------------------------------
                                                                U.S. GOVERNMENT                     INTERMEDIATE DURATION
                                                                SHORT DURATION                          INSTITUTIONAL
                                                                   PORTFOLIO                              PORTFOLIO
                                                        --------------------------------      --------------------------------
                                                         SIX MONTHS            YEAR            SIX MONTHS            PERIOD
                                                        ENDED 3/31/03          ENDED          ENDED 3/31/03           ENDED
                                                         (UNAUDITED)          9/30/02          (UNAUDITED)           9/30/02*
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                                   1,573,921      $   3,229,720      $   6,601,587      $   3,811,865
    Net realized gain (loss) on investment
    and foreign currency transactions                       1,142,927          1,690,343          3,814,823          1,736,132
    Increase (decrease) in unrealized appreciation/
    (depreciation) of investments and foreign
    currency denominated assets and liabilities            (1,064,863)           755,990          2,033,927          6,358,601
                                                        -------------      -------------      -------------      -------------
  Net increase in net assets
  resulting from operations                                 1,651,985          5,676,053         12,450,337         11,906,598
                                                        -------------      -------------      -------------      -------------
  Dividends and distributions to shareholders:
    Dividends from net investment income (a)               (1,573,921)        (3,229,720)        (6,601,464)        (3,811,865)
    Distributions from net realized gain on
    investment transactions                                (1,628,592)        (1,045,541)        (2,185,363)                 0
                                                        -------------      -------------      -------------      -------------
  Total dividends and distributions
  to shareholders                                          (3,202,513)        (4,275,261)        (8,786,827)        (3,811,865)
                                                        -------------      -------------      -------------      -------------
  Capital-share transactions (Note 6):
    Net proceeds from sales of shares                      31,826,638         61,053,854         73,972,497        337,658,460
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends and distributions                             2,418,875          2,498,822          5,560,664          1,730,055
                                                        -------------      -------------      -------------      -------------
  Total proceeds from shares sold                          34,245,513         63,552,676         79,533,161        339,388,515
    Cost of shares redeemed                               (18,033,118)       (51,217,033)       (41,823,912)       (19,190,228)
                                                        -------------      -------------      -------------      -------------
  Increase in net assets from
  capital-share transactions                               16,212,395         12,335,643         37,709,249        320,198,287
                                                        -------------      -------------      -------------      -------------
  Net increase in net assets                               14,661,867         13,736,435         41,372,759        328,293,020
NET ASSETS:
  Beginning of period                                     115,399,990        101,663,555        328,393,020            100,000
                                                        -------------      -------------      -------------      -------------
  End of period (b)                                     $ 130,061,857      $ 115,399,990      $ 369,765,779      $ 328,393,020
                                                        =============      =============      =============      =============
(b) Includes undistributed net investment income/
(excess distributions) of:                              $      53,283      $      53,283      $      50,051      $      49,928
                                                        =============      =============      =============      =============

*     Commencement of operations May 17, 2002.

(a) See page 19 for share class information on dividend distributions of the Diversified Municipal, California Municipal and New York Municipal Portfolios.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
16 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

----------------------------    --------------------------    ----------------------------    --------------------------------
       SHORT DURATION                 SHORT DURATION                 SHORT DURATION
    DIVERSIFIED MUNICIPAL          CALIFORNIA MUNICIPAL            NEW YORK MUNICIPAL              DIVERSIFIED MUNICIPAL
         PORTFOLIO                      PORTFOLIO                      PORTFOLIO                          PORTFOLIO
----------------------------    --------------------------    ----------------------------    --------------------------------
 SIX MONTHS         YEAR          SIX MONTHS      YEAR         SIX MONTHS         YEAR         SIX MONTHS            YEAR
ENDED 3/31/03       ENDED       ENDED 3/31/03     ENDED       ENDED 3/31/03       ENDED       ENDED 3/31/03          ENDED
 (UNAUDITED)       9/30/02       (UNAUDITED)     9/30/02       (UNAUDITED)       9/30/02       (UNAUDITED)          9/30/02
------------------------------------------------------------------------------------------------------------------------------


$  2,633,004    $  5,332,624    $   755,328    $ 1,670,391    $  1,327,761    $  2,908,098    $   36,234,033    $   62,435,402

     170,184         788,732        (40,823)        54,358        (104,595)       (102,851)       (2,398,745)        1,850,071


    (687,333)        541,742         (4,073)        26,037        (198,966)        367,832       (11,032,641)       40,631,866
------------    ------------    -----------    -----------    ------------    ------------    --------------    --------------

   2,115,855       6,663,098        710,432      1,750,786       1,024,200       3,173,079        22,802,647       104,917,339
------------    ------------    -----------    -----------    ------------    ------------    --------------    --------------

  (2,632,956)     (5,332,674)      (755,328)    (1,670,391)     (1,327,761)     (2,908,098)      (36,234,033)      (62,435,402)

    (833,144)       (132,148)             0              0               0               0                 0                 0
------------    ------------    -----------    -----------    ------------    ------------    --------------    --------------

  (3,466,100)     (5,464,822)      (755,328)    (1,670,391)     (1,327,761)     (2,908,098)      (36,234,033)      (62,435,402)
------------    ------------    -----------    -----------    ------------    ------------    --------------    --------------
 102,517,852     162,294,586     30,876,714     48,341,285      35,570,670      75,735,292       450,706,998       776,064,438


   2,070,230       2,557,351        393,045        808,259         593,900       1,395,901         9,080,968        14,236,668
------------    ------------    -----------    -----------    ------------    ------------    --------------    --------------
 104,588,082     164,851,937     31,269,759     49,149,544      36,164,570      77,131,193       459,787,966       790,301,106
 (65,620,994)   (122,273,877)   (19,106,735)   (28,655,614)    (28,674,848)    (49,007,808)     (237,810,949)     (303,138,698)
------------    ------------    -----------    -----------    ------------    ------------    --------------    --------------

  38,967,088      42,578,060     12,163,024     20,493,930       7,489,722      28,123,385       221,977,017       487,162,408
------------    ------------    -----------    -----------    ------------    ------------    --------------    --------------
  37,616,843      43,776,336     12,118,128     20,574,325       7,186,161      28,388,366       208,545,631       529,644,345

 200,696,223     156,919,887     74,647,712     54,073,387     116,307,123      87,918,757     1,918,296,940     1,388,652,595
------------    ------------    -----------    -----------    ------------    ------------    --------------    --------------
$238,313,066    $200,696,223    $86,765,840    $74,647,712    $123,493,284    $116,307,123    $2,126,842,571    $1,918,296,940
============    ============    ===========    ===========    ============    ============    ==============    ==============

$    (11,142)   $    (11,190)   $   (18,340)   $   (18,340)   $       (766)   $       (766)   $       24,852    $       24,852
============    ============    ===========    ===========    ============    ============    ==============    ==============

--------------------------------------------------------------------------------
                                                       2003 Semiannual Report 17

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. Statements of Changes in Net Assets (continued)

                                                       -------------------------------     -----------------------------------
                                                             CALIFORNIA MUNICIPAL                   NEW YORK MUNICIPAL
                                                                  PORTFOLIO                              PORTFOLIO
                                                       -------------------------------     -----------------------------------
                                                        SIX MONTHS           YEAR            SIX MONTHS             YEAR
                                                       ENDED 3/31/03         ENDED          ENDED 3/31/03           ENDED
                                                        (UNAUDITED)         9/30/02          (UNAUDITED)           9/30/02
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                              $  11,187,948     $  19,910,368     $    18,567,472     $    33,321,754
    Net realized gain (loss) on investment
    transactions                                          (1,097,932)        2,488,773             311,798           1,142,958
    Increase (decrease) in unrealized appreciation/
    (depreciation) of investments                         (6,008,964)       13,873,411          (7,785,517)         25,156,620
                                                       -------------     -------------     ---------------     ---------------
  Net increase in net assets resulting
  from operations                                          4,081,052        36,272,552          11,093,753          59,621,332
                                                       -------------     -------------     ---------------     ---------------
  Dividends and distributions to shareholders:
    Dividends from net investment income (a)             (11,187,948)      (19,910,368)        (18,567,406)        (33,321,754)
                                                       -------------     -------------     ---------------     ---------------
  Total dividends and distributions
  to shareholders                                        (11,187,948)      (19,910,368)        (18,567,406)        (33,321,754)
                                                       -------------     -------------     ---------------     ---------------
  Capital-share transactions (Note 6):
    Net proceeds from sales of shares                    153,627,493       285,467,310         174,371,618         356,164,541
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends and distributions                            2,958,394         4,515,691           6,081,901          10,126,823
                                                       -------------     -------------     ---------------     ---------------
  Total proceeds from shares sold                        156,585,887       289,983,001         180,453,519         366,291,364
    Cost of shares redeemed                              (87,311,169)     (122,974,639)       (112,522,310)       (135,775,446)
                                                       -------------     -------------     ---------------     ---------------
  Increase in net assets from
  capital-share transactions                              69,274,718       167,008,362          67,931,209         230,515,918
                                                       -------------     -------------     ---------------     ---------------
  Net increase in net assets                              62,167,822       183,370,546          60,457,556         256,815,496
NET ASSETS:
  Beginning of period                                    674,565,032       491,194,486       1,020,543,085         763,727,589
                                                       -------------     -------------     ---------------     ---------------
  End of period (b)                                    $ 736,732,854     $ 674,565,032     $ 1,081,000,641     $ 1,020,543,085
                                                       =============     =============     ===============     ===============
(b) Includes undistributed net investment income/
(excess distributions) of:                             $     (34,764)    $     (34,764)    $         4,188     $         4,122
                                                       =============     =============     ===============     ===============

(a) See page 19 for share class information on dividend distributions of the Diversified Municipal, California Municipal and New York Municipal Portfolios.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
18 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                      -----------------------------     -----------------------------
                                                               DIVERSIFIED                        CALIFORNIA
                                                                MUNICIPAL                         MUNICIPAL
                                                                PORTFOLIO                         PORTFOLIO
                                                      -----------------------------     -----------------------------
                                                       SIX MONTHS          YEAR          SIX MONTHS          YEAR
                                                      ENDED 3/31/03        ENDED        ENDED 3/31/03        ENDED
                                                       (UNAUDITED)      9/30/02 (a)      (UNAUDITED)      9/30/02 (a)
---------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
  Dividends from net investment income
  Municipal Class                                     $(32,702,370)    $(60,623,308)    $ (9,995,351)    $(19,334,663)
  AllianceBernstein Intermediate Municipal Class A      (1,628,850)        (913,111)        (560,869)        (293,499)
  AllianceBernstein Intermediate Municipal Class B        (985,740)        (470,404)        (282,993)        (124,935)
  AllianceBernstein Intermediate Municipal Class C        (917,073)        (428,579)        (348,735)        (157,271)
                                                      ------------     ------------     ------------     ------------
                                                      $(36,234,033)    $(62,435,402)    $(11,187,948)    $(19,910,368)
                                                      ============     ============     ============     ============


                                                      -----------------------------
                                                                NEW YORK
                                                                MUNICIPAL
                                                                PORTFOLIO
                                                      -----------------------------
                                                       SIX MONTHS          YEAR
                                                      ENDED 3/31/03        ENDED
                                                       (UNAUDITED)      9/30/02 (a)
-----------------------------------------------------------------------------------
Dividends and distributions to shareholders:
  Dividends from net investment income
  Municipal Class                                     $(17,054,248)    $(32,521,250)
  AllianceBernstein Intermediate Municipal Class A        (735,070)        (435,369)
  AllianceBernstein Intermediate Municipal Class B        (450,515)        (221,444)
  AllianceBernstein Intermediate Municipal Class C        (327,573)        (143,691)
                                                      ------------     ------------
                                                      $(18,567,406)    $(33,321,754)
                                                      ============     ============

(a) AllianceBernstein Intermediate Municipal Class A, B and C Shares commenced distribution on February 1, 2002.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                   2003 Semiannual Report     19

================================================================================
Sanford C. Bernstein Fund, Inc.
Financial Highlights

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                    ------------------------------------------------------------------------------
                                                                       TAX-MANAGED INTERNATIONAL VALUE PORTFOLIO
                                                    ------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                   ENDED 3/31/03  YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                    (UNAUDITED)    9/30/02      9/30/01 (a)     9/30/00      9/30/99      9/30/98
----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period              $    13.10    $    15.22    $    20.44    $    20.02   $    17.63   $    20.92
                                                    ----------    ----------    ----------    ----------   ----------   ----------
    Income from investment operations:
     Investment income, net                               0.04          0.17          0.21          0.21         0.15         0.20
     Net realized and unrealized gain (loss) on
     investment and foreign currency transactions         0.34         (2.00)        (3.48)         0.51         4.04        (1.67)
                                                    ----------    ----------    ----------    ----------   ----------   ----------
  Total from investment operations                        0.38         (1.83)        (3.27)         0.72         4.19        (1.47)
                                                    ----------    ----------    ----------    ----------   ----------   ----------
    Less distributions:
     Dividends from taxable net investment income        (0.20)        (0.29)        (0.16)            0        (0.93)       (1.11)
     Distributions from net realized gain on
     investment transactions                                 0             0         (1.79)        (0.30)       (0.87)       (0.71)
                                                    ----------    ----------    ----------    ----------   ----------   ----------
  Total distributions                                    (0.20)        (0.29)        (1.95)        (0.30)       (1.80)       (1.82)
                                                    ----------    ----------    ----------    ----------   ----------   ----------
  Net asset value, end of period                    $    13.28    $    13.10    $    15.22    $    20.44   $    20.02   $    17.63
                                                    ==========    ==========    ==========    ==========   ==========   ==========
  Total return (b)                                        2.76%       (12.39)%      (17.49)%        3.49%       25.35%       (7.19)%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)         $2,502,025    $2,365,421    $2,420,323    $3,029,742   $3,654,579   $4,912,583
    Average net assets (000 omitted)                $2,572,904    $2,708,477    $2,828,736    $3,467,670   $4,618,500   $5,309,076
    Ratio of expenses to average net assets               1.26%*        1.25%         1.25%         1.24%        1.24%        1.26%
    Ratio of net investment income to average
    net assets                                            0.64%*        1.04%         1.14%         1.02%        0.80%        0.98%
    Portfolio turnover rate                              20.69%        63.74%        46.44%        40.62%       31.99%       30.34%

See Footnote Summary on page 32.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
20 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

                                                    ------------------------------------------------------------------------
                                                                                INTERNATIONAL
                                                                              VALUE PORTFOLIO II
                                                    ------------------------------------------------------------------------
                                                   SIX MONTHS
                                                  ENDED 3/31/03     YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                   (UNAUDITED)        9/30/02      9/30/01(a)       9/30/00      9/30/99 (c)
----------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period              $    11.95      $    14.16     $    20.44     $    20.11     $    19.43
                                                    ----------      ----------     ----------     ----------     ----------
    Income from investment operations:
     Investment income, net                               0.04            0.14           0.18           0.23           0.19
     Net realized and unrealized gain (loss) on
     investment and foreign currency transactions         0.32           (1.90)         (3.11)          0.31           0.49
                                                    ----------      ----------     ----------     ----------     ----------
  Total from investment operations                        0.36           (1.76)         (2.93)          0.54           0.68
                                                    ----------      ----------     ----------     ----------     ----------
    Less distributions:
     Dividends from taxable net investment income        (0.16)          (0.45)         (0.79)         (0.19)             0
     Distributions from net realized gain on
     investment transactions                                 0               0          (2.56)         (0.02)             0
                                                    ----------      ----------     ----------     ----------     ----------
  Total distributions                                    (0.16)          (0.45)         (3.35)         (0.21)             0
                                                    ----------      ----------     ----------     ----------     ----------
  Net asset value, end of period                    $    12.15      $    11.95     $    14.16     $    20.44     $    20.11
                                                    ==========      ==========     ==========     ==========     ==========
  Total return (b)                                        2.89%         (13.01)%       (16.95)%         2.72%          3.50%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)         $1,372,495      $1,299,449     $1,426,683     $1,907,921     $2,459,123
    Average net assets (000 omitted)                $1,417,459      $1,539,788     $1,718,245     $2,238,111     $2,397,807
    Ratio of expenses to average net assets               1.30%*          1.29%          1.28%          1.25%          1.26%*
    Ratio of net investment income to average
    net assets                                            0.60%*          0.97%          1.06%          1.09%          2.23%*
    Portfolio turnover rate                              18.91%          67.44%         45.01%         24.24%          9.34%

See Footnote Summary on page 32.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                   2003 Semiannual Report     21

================================================================================

Sanford C. Bernstein Fund, Inc.
Financial Highlights (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                  -----------------------------------------------------------------------------
                                                                                EMERGING MARKETS
                                                                                VALUE PORTFOLIO
                                                  -----------------------------------------------------------------------------
                                                   SIX MONTHS
                                                  ENDED 3/31/03  YEAR ENDED  YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
                                                   (UNAUDITED)     9/30/02   9/30/01 (a)     9/30/00       9/30/99      9/30/98
--------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period              $  13.65     $  12.48     $  16.91      $  17.67      $  10.11     $  22.54
                                                    --------     --------     --------      --------      --------     --------
    Income from investment operations:
     Investment income, net                             0.06         0.13         0.17          0.14          0.16         0.20
     Net realized and unrealized gain (loss) on
     investment and foreign currency transactions       0.72         1.04        (4.34)        (1.01)         7.39       (12.17)
                                                    --------     --------     --------      --------      --------     --------
  Total from investment operations                      0.78         1.17        (4.17)        (0.87)         7.55       (11.97)
                                                    --------     --------     --------      --------      --------     --------
   Less distributions:
     Dividends from taxable net investment income      (0.08)       (0.13)       (0.09)        (0.10)        (0.12)       (0.11)
     Distributions from net realized gain on
     investment transactions                               0            0        (0.28)            0             0        (0.61)
     Distributions in excess of net realized
     gain on investment transactions
     due to timing differences                             0            0            0             0         (0.02)           0
                                                    --------     --------     --------      --------      --------     --------
  Total distributions                                  (0.08)       (0.13)       (0.37)        (0.10)        (0.14)       (0.72)
                                                    --------     --------     --------      --------      --------     --------
  Portfolio transaction fee                                0         0.13         0.11          0.21          0.15         0.26
                                                    --------     --------     --------      --------      --------     --------
  Net asset value, end of period                    $  14.35     $  13.65     $  12.48      $  16.91      $  17.67     $  10.11
                                                    ========     ========     ========      ========      ========     ========
  Total return (b)                                      1.51%(d)     5.98%(d)   (27.36)%(d)    (7.63)%(d)    69.88%(d)   (55.09)%(d)

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)         $566,735     $518,984     $499,414      $593,883      $720,444     $362,686
    Average net assets (000 omitted)                $563,869     $588,195     $578,168      $718,397      $581,638     $417,615
    Ratio of expenses to average net assets             1.73%*       1.73%        1.75%         1.71%         1.74%        1.77%
    Ratio of net investment income to average
    net assets                                          0.89%*       0.89%        1.10%         0.75%         1.04%        1.29%
    Portfolio turnover rate                            20.68%       33.94%       33.58%        27.87%        28.54%       19.56%

See Footnote Summary on page 32.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
22 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                  ---------------------------------------------------------------------------------
                                                                                      INTERMEDIATE
                                                                                   DURATION PORTFOLIO
                                                  ---------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                  ENDED 3/31/03    YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
                                                   (UNAUDITED)       9/30/02    9/30/01 (a)     9/30/00       9/30/99     9/30/98
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period             $    13.08     $    12.98    $    12.51    $    12.67    $    13.49   $    13.38
                                                   ----------     ----------    ----------    ----------    ----------   ----------
     Income from investment operations:
     Investment income, net                              0.25           0.59          0.72          0.81          0.77         0.73
     Net realized and unrealized gain (loss) on
     investment and foreign currency transactions        0.24           0.10          0.47         (0.16)        (0.63)        0.37
                                                   ----------     ----------    ----------    ----------    ----------   ----------
  Total from investment operations                       0.49           0.69          1.19          0.65          0.14         1.10
                                                   ----------     ----------    ----------    ----------    ----------   ----------
    Less distributions:
     Dividends from taxable net investment income       (0.25)         (0.59)        (0.68)        (0.81)        (0.76)       (0.80)
     Distributions from net realized gain on
     investment transactions                                0              0             0             0         (0.10)       (0.17)
     Distributions in excess of net investment
     income due to timing differences                       0              0         (0.04)            0         (0.03)       (0.02)
     Distributions in excess of net realized
     gain on investment transactions
     due to timing differences                              0              0             0             0         (0.07)           0
                                                   ----------     ----------    ----------    ----------    ----------   ----------
  Total distributions                                   (0.25)         (0.59)        (0.72)        (0.81)        (0.96)       (0.99)
                                                   ----------     ----------    ----------    ----------    ----------   ----------
  Net asset value, end of period                   $    13.32     $    13.08    $    12.98    $    12.51    $    12.67   $    13.49
                                                   ==========     ==========    ==========    ==========    ==========   ==========
  Total return (b)                                       3.76%          5.48%         9.80%         5.37%         1.04%        8.59%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)        $2,240,290     $2,151,988    $2,130,691    $2,041,914    $2,674,408   $2,541,549
    Average net assets (000 omitted)               $2,182,165     $2,135,339    $2,060,159    $2,298,018    $2,601,959   $2,303,250
    Ratio of expenses to average net assets              0.61%*         0.61%         0.61%         0.60%         0.60%        0.60%
    Ratio of net investment income to average
    net assets                                           3.74%*         4.57%         5.66%         6.48%         5.89%        5.41%
    Portfolio turnover rate                            434.11%        726.53%       532.33%       378.19%       229.75%      233.08%

See Footnote Summary on page 32.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                       2003 Semiannual Report 23

================================================================================

Sanford C. Bernstein Fund, Inc.
Financial Highlights (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                  ----------------------------------------------------------------------------
                                                                           SHORT DURATION PLUS PORTFOLIO
                                                  ----------------------------------------------------------------------------
                                                   SIX MONTHS
                                                  ENDED 3/31/03  YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                   (UNAUDITED)     9/30/02    9/30/01 (a)    9/30/00      9/30/99      9/30/98
-------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period              $  12.78      $  12.69     $  12.25     $  12.33     $  12.53     $  12.53
                                                    --------      --------     --------     --------     --------     --------
    Income from investment operations:
     Investment income, net                             0.21          0.50         0.68         0.72         0.67         0.65
     Net realized and unrealized gain (loss) on
     investment and foreign currency transactions       0.04          0.09         0.44        (0.08)       (0.20)        0.09
                                                    --------      --------     --------     --------     --------     --------
  Total from investment operations                      0.25          0.59         1.12         0.64         0.47         0.74
                                                    --------      --------     --------     --------     --------     --------
    Less distributions:
     Dividends from taxable net investment income      (0.21)        (0.50)       (0.66)       (0.72)       (0.67)       (0.72)
     Distributions in excess of net investment
     income due to timing differences                      0             0        (0.01)           0            0        (0.02)
     Distributions in excess of net realized
     gain on investment transactions
     due to timing differences                             0             0        (0.01)           0            0            0
                                                    --------      --------     --------     --------     --------     --------
Total distributions                                    (0.21)        (0.50)       (0.68)       (0.72)       (0.67)       (0.74)
                                                    --------      --------     --------     --------     --------     --------
  Net asset value, end of period                    $  12.82      $  12.78     $  12.69     $  12.25     $  12.33     $  12.53
                                                    ========      ========     ========     ========     ========     ========
  Total return (b)                                      2.00%         4.78%        9.40%        5.37%        3.82%        6.10%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)         $423,905      $397,719     $367,738     $407,516     $557,016     $595,087
    Average net assets (000 omitted)                $401,274      $377,656     $377,112     $490,232     $569,298     $591,866
    Ratio of expenses to average net assets             0.67%*        0.67%        0.67%        0.66%        0.65%        0.64%
    Ratio of expenses to average net assets,
    excluding interest expense                          0.66%*        0.67%        0.67%        0.66%        0.65%        0.64%
    Ratio of net investment income to average
    net assets                                          3.33%*        3.95%        5.48%        5.88%        5.36%        5.24%
    Portfolio turnover rate                           114.19%       226.31%      377.16%      194.48%       95.60%       71.40%

See Footnote Summary on page 32.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
24 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                 ------------------------------------------------------------------------------
                                                                                  U.S. GOVERNMENT
                                                                             SHORT DURATION PORTFOLIO
                                                 ------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                 ENDED 3/31/03   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                  (UNAUDITED)      9/30/02    9/30/01 (a)    9/30/00      9/30/99      9/30/98
-------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period              $  13.23      $  13.07     $  12.49     $  12.46     $  12.66     $  12.53
                                                    --------      --------     --------     --------     --------     --------
    Income from investment operations:
     Investment income, net                             0.17          0.40         0.59         0.61         0.58         0.64
     Net realized and unrealized gain (loss) on
     investment and foreign currency transactions       0.01          0.16         0.58         0.03        (0.20)        0.13
                                                    --------      --------     --------     --------     --------     --------
  Total from investment operations                      0.18          0.56         1.17         0.64         0.38         0.77
                                                    --------      --------     --------     --------     --------     --------
    Less distributions:
     Dividends from taxable net investment income      (0.17)        (0.40)       (0.59)       (0.61)       (0.58)       (0.64)
     Dividends from net realized gain on
     investment transactions                           (0.19)            0            0            0            0            0
                                                    --------      --------     --------     --------     --------     --------
  Total distributions                                  (0.36)        (0.40)       (0.59)       (0.61)       (0.58)       (0.64)
                                                    --------      --------     --------     --------     --------     --------
  Net asset value, end of period                    $  13.05      $  13.23     $  13.07     $  12.49     $  12.46     $  12.66
                                                    ========      ========     ========     ========     ========     ========
  Total return (b)                                      1.40%         5.42%        9.62%        5.30%        3.07%        6.35%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)         $130,062      $115,400     $101,664     $ 95,617     $127,598     $138,037
    Average net assets (000 omitted)                $119,348      $106,080     $101,326     $112,827     $132,741     $139,410
    Ratio of expenses to average net assets             0.73%*        0.74%        0.72%        0.72%        0.70%        0.70%
    Ratio of net investment income to average
    net assets                                          2.64%*        3.04%        4.65%        4.91%        4.61%        5.13%
    Portfolio turnover rate                            95.66%       229.97%      343.55%      159.52%       82.16%       56.93%

See Footnote Summary on page 32.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                       2003 Semiannual Report 25

================================================================================

Sanford C. Bernstein Fund II, Inc.
Financial Highlights

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                                   -----------------------------
                                                                       INTERMEDIATE DURATION
                                                                      INSTITUTIONAL PORTFOLIO
                                                                   -----------------------------
                                                                    SIX MONTHS
                                                                   ENDED 3/31/03    PERIOD ENDED
                                                                    (UNAUDITED)      9/30/02 (e)
------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                               $  15.44         $15.00 (f)
                                                                     --------         --------
    Income from investment operations:
     Investment income, net                                              0.30             0.25
     Net realized and unrealized gain on
     investment and foreign currency transactions                        0.25             0.44
                                                                     --------         --------
  Total from investment operations                                       0.55             0.69
                                                                     --------         --------
    Less distributions:
     Dividends from taxable net investment income                       (0.30)           (0.25)
     Dividends from net realized gain on investment transactions        (0.10)               0
                                                                     --------         --------
  Total distributions                                                   (0.40)           (0.25)
                                                                     --------         --------
  Net asset value, end of period                                     $  15.59         $  15.44
                                                                     ========         ========
  Total return (b)                                                       3.62%            4.62%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)                          $369,766         $328,393
    Average net assets (000 omitted)                                 $341,009         $237,462
    Ratio of expenses to average net assets                              0.45%*           0.45%*
    Ratio of expenses to average net assets before reimbursement         0.62%*           0.75%*
    Ratio of net investment income to average
    net assets                                                           3.88%*           4.37%*
    Portfolio turnover rate                                            439.23%          323.94%

See Footnote Summary on page 32.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
26 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

Sanford C. Bernstein Fund, Inc.
Financial Highlights (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                     -----------------------------------------------------------------------------
                                                                      SHORT DURATION DIVERSIFIED MUNICIPAL PORTFOLIO
                                                     -----------------------------------------------------------------------------
                                                      SIX MONTHS
                                                     ENDED 3/31/03  YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                      (UNAUDITED)     9/30/02    9/30/01 (a)    9/30/00      9/30/99      9/30/98
----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                 $  12.79      $  12.70     $  12.44     $  12.49     $  12.57     $  12.56
                                                       --------      --------     --------     --------     --------     --------
    Income from investment operations:
     Investment income, net                                0.16          0.37         0.47         0.47         0.42         0.45
     Net realized and unrealized gain (loss) on
     investment and foreign currency transactions         (0.03)         0.10         0.26        (0.01)       (0.05)        0.04
                                                       --------      --------     --------     --------     --------     --------
  Total from investment operations                         0.13          0.47         0.73         0.46         0.37         0.49
                                                       --------      --------     --------     --------     --------     --------
    Less distributions:
     Dividends from taxable net investment income             0             0        (0.01)       (0.01)       (0.01)       (0.01)
     Dividends from tax-exempt net investment income      (0.16)        (0.37)       (0.46)       (0.46)       (0.41)       (0.44)
     Distributions from net realized gain on
     investment transactions                              (0.05)        (0.01)           0            0        (0.03)       (0.03)
     Distributions in excess of net realized
     gain on investment transactions
     due to timing differences                                0             0            0        (0.04)           0            0
                                                       --------      --------     --------     --------     --------     --------
  Total distributions                                     (0.21)        (0.38)       (0.47)       (0.51)       (0.45)       (0.48)
                                                       --------      --------     --------     --------     --------     --------
  Net asset value, end of period                       $  12.71      $  12.79     $  12.70     $  12.44     $  12.49     $  12.57
                                                       ========      ========     ========     ========     ========     ========
  Total return (b)                                         1.04%         3.81%        5.98%        3.77%        2.91%        4.02%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)            $238,313      $200,696     $156,920     $158,315     $170,722     $158,553
    Average net assets (000 omitted)                   $212,086      $182,317     $144,315     $168,807     $167,918     $150,699
    Ratio of expenses to average net assets                0.69%*        0.71%        0.71%        0.71%        0.71%        0.71%
    Ratio of net investment income to average
    net assets                                             2.49%*        2.92%        3.73%        3.75%        3.29%        3.58%
    Portfolio turnover rate                               27.78%        55.64%       76.89%       99.12%       95.33%       99.93%

See Footnote Summary on page 32.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                       2003 Semiannual Report 27

================================================================================

Sanford C. Bernstein Fund, Inc.
Financial Highlights (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                    --------------------------------------------------------------------------
                                                                             SHORT DURATION CALIFORNIA
                                                                                MUNICIPAL PORTFOLIO
                                                    --------------------------------------------------------------------------
                                                     SIX MONTHS
                                                    ENDED 3/31/03  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED   YEAR ENDED
                                                     (UNAUDITED)     9/30/02   9/30/01 (a)   9/30/00     9/30/99      9/30/98
------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                 $ 12.69      $ 12.68     $ 12.51     $ 12.53     $  12.61     $ 12.55
                                                       -------      -------     -------     -------     --------     -------
    Income from investment operations:
     Investment income, net                               0.12         0.35        0.46        0.45         0.40        0.42
     Net realized and unrealized gain (loss) on
     investment and foreign currency transactions        (0.01)        0.01        0.17        0.02        (0.04)       0.07
                                                       -------      -------     -------     -------     --------     -------
  Total from investment operations                        0.11         0.36        0.63        0.47         0.36        0.49
                                                       -------      -------     -------     -------     --------     -------
    Less distributions:
     Dividends from taxable net investment income            0            0       (0.03)      (0.03)       (0.02)      (0.02)
     Dividends from tax-exempt net investment income     (0.12)       (0.35)      (0.43)      (0.42)       (0.38)      (0.40)
     Distributions from net realized gain on
     investment transactions                                 0            0           0       (0.04)       (0.04)      (0.01)
                                                       -------      -------     -------     -------     --------     -------
  Total distributions                                    (0.12)       (0.35)      (0.46)      (0.49)       (0.44)      (0.43)
                                                       -------      -------     -------     -------     --------     -------
  Net asset value, end of period                       $ 12.68      $ 12.69     $ 12.68     $ 12.51     $  12.53     $ 12.61
                                                       =======      =======     =======     =======     ========     =======
  Total return (b)                                        0.88%        2.87%       5.13%       3.87%        2.90%       3.98%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)            $86,766      $74,648     $54,073     $58,089     $108,511     $99,050
    Average net assets (000 omitted)                   $78,869      $61,944     $55,681     $83,374     $ 97,808     $88,338
    Ratio of expenses to average net assets               0.77%*       0.79%       0.79%       0.73%        0.73%       0.73%
    Ratio of net investment income to average
    net assets                                            1.92%*       2.70%       3.66%       3.58%        3.18%       3.34%
    Portfolio turnover rate                              39.01%       28.14%      60.33%      94.20%      126.65%      77.01%

See Footnote Summary on page 32.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
28 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                  -----------------------------------------------------------------------------
                                                                    SHORT DURATION NEW YORK MUNICIPAL PORTFOLIO
                                                  -----------------------------------------------------------------------------
                                                   SIX MONTHS
                                                  ENDED 3/31/03   YEAR ENDED  YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                   (UNAUDITED)      9/30/02   9/30/01 (a)    9/30/00      9/30/99      9/30/98
-------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period               $  12.57      $  12.54     $ 12.31     $  12.35     $  12.47     $ 12.47
                                                     --------      --------     -------     --------     --------     -------
    Income from investment operations:
     Investment income, net                              0.14          0.36        0.44         0.48         0.44        0.46
     Net realized and unrealized gain (loss) on
     investment and foreign currency transactions       (0.03)         0.03        0.23        (0.04)       (0.12)       0.01
                                                     --------      --------     -------     --------     --------     -------
  Total from investment operations                       0.11          0.39        0.67         0.44         0.32        0.47
                                                     --------      --------     -------     --------     --------     -------
    Less distributions:
     Dividends from taxable net investment income           0             0       (0.03)       (0.01)       (0.02)      (0.01)
     Dividends from tax-exempt net
     investment income                                  (0.14)        (0.36)      (0.41)       (0.47)       (0.42)      (0.45)
     Distributions from net realized gain on
     investment transactions                                0             0           0            0            0       (0.01)
                                                     --------      --------     -------     --------     --------     -------
  Total distributions                                   (0.14)        (0.36)      (0.44)       (0.48)       (0.44)      (0.47)
                                                     --------      --------     -------     --------     --------     -------
  Net asset value, end of period                     $  12.54      $  12.57     $ 12.54     $  12.31     $  12.35     $ 12.47
                                                     ========      ========     =======     ========     ========     =======
  Total return (b)                                       0.89%         3.14%       5.55%        3.64%        2.64%       3.86%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)          $123,493      $116,307     $87,919     $ 93,774     $101,901     $78,652
    Average net assets (000 omitted)                 $118,024      $102,743     $94,322     $106,683     $ 92,014     $77,989
    Ratio of expenses to average net assets              0.74%*        0.77%       0.73%        0.72%        0.74%       0.74%
    Ratio of net investment income to average
    net assets                                           2.26%*        2.83%       3.56%        3.91%        3.57%       3.66%
    Portfolio turnover rate                             21.79%        38.25%      92.84%       65.09%       77.64%      52.93%

See Footnote Summary on page 32.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                       2003 Semiannual Report 29

Sanford C. Bernstein Fund, Inc.
Financial Highlights (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                   -----------------------------------------------------------------------------
                                                                          DIVERSIFIED MUNICIPAL PORTFOLIO
                                                                                  MUNICIPAL CLASS
                                                   -----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                   ENDED 3/31/03  YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                    (UNAUDITED)     9/30/02    9/30/01 (a)    9/30/00      9/30/99      9/30/98
--------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period              $    14.37    $    14.05   $    13.50   $    13.47   $    13.96   $    13.74
                                                    ----------    ----------   ----------   ----------   ----------   ----------
    Income from investment operations:
     Investment income, net                               0.26          0.56         0.59         0.58         0.56         0.58
     Net realized and unrealized gain (loss) on
     investment and futures transactions                 (0.11)         0.32         0.55         0.08        (0.46)        0.23
                                                    ----------    ----------   ----------   ----------   ----------   ----------
  Total from investment operations                        0.15          0.88         1.14         0.66         0.10         0.81
                                                    ----------    ----------   ----------   ----------   ----------   ----------
    Less distributions:
     Dividends from taxable net investment income            0             0        (0.01)       (0.01)       (0.02)       (0.02)
     Dividends from tax-exempt net
     investment income                                   (0.26)        (0.56)       (0.58)       (0.57)       (0.54)       (0.56)
     Distributions from net realized gain on
     investment transactions                                 0             0            0        (0.05)       (0.03)       (0.01)
                                                    ----------    ----------   ----------   ----------   ----------   ----------
  Total distributions                                    (0.26)        (0.56)       (0.59)       (0.63)       (0.59)       (0.59)
                                                    ----------    ----------   ----------   ----------   ----------   ----------
  Net asset value, end of period                    $    14.26    $    14.37   $    14.05   $    13.50   $    13.47   $    13.96
                                                    ==========    ==========   ==========   ==========   ==========   ==========
  Total return (b)                                        1.10%         6.42%        8.63%        5.04%        0.77%        5.98%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)         $1,829,206    $1,731,818   $1,388,653   $1,205,781   $1,517,233   $1,385,785
    Average net assets (000 omitted)                $1,758,476    $1,532,681   $1,277,970   $1,329,585   $1,458,118   $1,250,621
    Ratio of expenses to average net assets               0.64%*        0.64%        0.63%        0.63%        0.63%        0.63%
    Ratio of net investment income to average
    net assets                                            3.73%*        3.96%        4.30%        4.30%        4.08%        4.17%
    Portfolio turnover rate                              19.97%        21.85%       25.88%       34.94%       44.69%       22.00%

See Footnote Summary on page 32.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
30 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                    -----------------------------------------------------------------------------
                                                                           CALIFORNIA MUNICIPAL PORTFOLIO
                                                                                   MUNICIPAL CLASS
                                                    -----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                    ENDED 3/31/03  YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                     (UNAUDITED)     9/30/02    9/30/01 (a)    9/30/00      9/30/99      9/30/98
---------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                $  14.59      $  14.23     $  13.81     $  13.69     $  14.19     $  13.90
                                                      --------      --------     --------     --------     --------     --------
    Income from investment operations:
     Investment income, net                               0.23          0.51         0.57         0.57         0.54         0.57
     Net realized and unrealized gain (loss) on
     investment and foreign currency transactions        (0.16)         0.36         0.42         0.16        (0.46)        0.30
                                                      --------      --------     --------     --------     --------     --------
  Total from investment operations                        0.07          0.87         0.99         0.73         0.08         0.87
                                                      --------      --------     --------     --------     --------     --------
    Less distributions:
     Dividends from taxable net investment income            0             0        (0.04)       (0.02)       (0.02)       (0.02)
     Dividends from tax-exempt net
     investment income                                   (0.23)        (0.51)       (0.53)       (0.55)       (0.52)       (0.55)
     Distributions from net realized gain on
     investment transactions                                 0             0            0        (0.04)       (0.04)       (0.01)
                                                      --------      --------     --------     --------     --------     --------
  Total distributions                                    (0.23)        (0.51)       (0.57)       (0.61)       (0.58)       (0.58)
                                                      --------      --------     --------     --------     --------     --------
  Net asset value, end of period                      $  14.43      $  14.59     $  14.23     $  13.81     $  13.69     $  14.19
                                                      ========      ========     ========     ========     ========     ========
  Total return (b)                                        0.56%         6.27%        7.33%        5.44%        0.60%        6.37%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)           $621,393      $597,222     $491,194     $450,744     $605,962     $549,757
    Average net assets (000 omitted)                  $604,814      $541,454     $460,729     $524,573     $586,510     $473,077
    Ratio of expenses to average net assets               0.65%*        0.66%        0.65%        0.64%        0.64%        0.65%
    Ratio of net investment income to average
    net assets                                            3.31%*        3.57%        4.07%        4.15%        3.88%        4.04%
    Portfolio turnover rate                              31.19%        31.23%       45.61%       48.46%       38.44%       25.33%

See Footnote Summary on page 32.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                       2003 Semiannual Report 31

Sanford C. Bernstein Fund, Inc.
Financial Highlights (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                     -----------------------------------------------------------------------------
                                                                              NEW YORK MUNICIPAL PORTFOLIO
                                                                                    MUNICIPAL CLASS
                                                     -----------------------------------------------------------------------------
                                                      SIX MONTHS
                                                     ENDED 3/31/03  YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                      (UNAUDITED)     9/30/02    9/30/01 (a)    9/30/00      9/30/99      9/30/98
----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                 $  14.23      $  13.85     $  13.37     $  13.36     $  13.87     $  13.62
                                                       --------      --------     --------     --------     --------     --------
    Income from investment operations:
     Investment income, net                                0.25          0.54         0.57         0.57         0.56         0.58
     Net realized and unrealized gain (loss) on
     investment and foreign currency transactions         (0.11)         0.38         0.48         0.07        (0.46)        0.26
                                                       --------      --------     --------     --------     --------     --------
  Total from investment operations                         0.14          0.92         1.05         0.64         0.10         0.84
                                                       --------      --------     --------     --------     --------     --------
    Less distributions:
     Dividends from taxable net investment income             0         (0.01)       (0.02)           0        (0.01)       (0.01)
     Dividends from tax-exempt net investment income      (0.25)        (0.53)       (0.55)       (0.57)       (0.55)       (0.57)
     Distributions from net realized gain on
     investment transactions                                  0             0            0        (0.05)       (0.05)       (0.01)
     Distributions in excess of net realized
     gain on investment transactions
     due to timing differences                                0             0            0        (0.01)           0            0
                                                       --------      --------     --------     --------     --------     --------
  Total distributions                                     (0.25)        (0.54)       (0.57)       (0.63)       (0.61)       (0.59)
                                                       --------      --------     --------     --------     --------     --------
  Net asset value, end of period                       $  14.12      $  14.23     $  13.85     $  13.37     $  13.36     $  13.87
                                                       ========      ========     ========     ========     ========     ========
  Total return (b)                                         1.06%         6.83%        7.99%        4.93%        0.74%        6.32%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)            $945,037      $940,302     $763,728     $673,723     $845,970     $816,082
    Average net assets (000 omitted)                   $933,082      $835,184     $713,704     $743,412     $843,755     $746,257
    Ratio of expenses to average net assets                0.65%*        0.66%        0.64%        0.64%        0.64%        0.64%
    Ratio of net investment income to average
    net assets                                             3.67%*        3.89%        4.17%        4.33%        4.09%        4.25%
    Portfolio turnover rate                               22.25%        36.56%       29.01%       32.88%       35.13%       27.20%

*     Annualized.

(a) Prior to October 2, 2000, Sanford C. Bernstein & Co., Inc. served as investment manager to the Fund. On October 2, 2000, Alliance Capital Management L.P. acquired the business and substantially all of the assets of Sanford C. Bernstein & Co., Inc. and became investment adviser for the Fund.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total Return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(c)   Commenced operations April 30, 1999.

(d) This reflects the return to a shareholder who purchased shares of the Portfolio at the beginning of the period and redeemed them at the end of the period, paying, in each case, the 2.00% portfolio transaction fee. Total return to a shareholder for the six months ending March 31, 2003 and the years ending September 30, 2002, September 30, 2001, September 30, 2000, September 30, 1999, and September 30, 1998, without taking into account these transaction fees would have been 5.70%, 10.35%, (24.37)%, (3.82)%, 76.88% and (53.24)%, respectively.

(e)   Commenced operations May 17, 2002.

(f) Prior to the commencement of operations, May 17, 2002, Alliance Capital redeemed 1,333 shares representing $16,666 of Intermediate Duration Institutional Portfolio and made a capital contribution of $16,666 into the Portfolio, adjusting the opening net asset value per share from $12.50 to $15.00.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
32 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. Notes to Financial Statements (Unaudited)

NOTE 1. Organization and Significant Accounting Policies

            This report includes the financial statements of the Sanford C. Bernstein Fund, Inc. and the Sanford C. Bernstein Fund II, Inc. (the "Funds"). Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. are managed open-end registered investment companies, incorporated in Maryland on May 4, 1988, and February 7, 2002, respectively. Sanford C. Bernstein Fund, Inc. currently comprises 12 series of shares (the "SCBPortfolios"), each with its own investment objectives. The three International Equity Portfolios are Tax-Managed International Value, International Value II and Emerging Markets Value; the nine Fixed-Income Portfolios are Intermediate Duration, Short Duration Plus, U.S. Government Short Duration, Short Duration Diversified Municipal, Short Duration California Municipal, Short Duration New York Municipal, Diversified Municipal, California Municipal and New York Municipal. Effective February 1, 2002, the Diversified Municipal, California Municipal and New York Municipal Portfolios of the Sanford C. Bernstein Fund, Inc. (collectively, "Intermediate Bernstein Municipal Portfolios") commenced offering AllianceBernstein Intermediate Municipal Class A, AllianceBernstein Intermediate Municipal Class B and AllianceBernstein Intermediate Municipal Class C Shares (collectively, "Intermediate Class Shares") in addition to the existing share class of the Intermediate Municipal Portfolios (each, a "Municipal Class"). The financial highlights of the Intermediate Class Shares are presented in a separate financial report. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan, as applicable. The Sanford C. Bernstein Fund II, Inc. currently comprises one series of shares, the Intermediate Duration Institutional Portfolio (together with the SCB Portfolios, the "Portfolios"). Intermediate Duration Institutional Portfolio commenced operations on May 17, 2002, through an investment of securities received in an in-kind redemption in the amount of $149,411,702 from the Intermediate Duration Portfolio of the Sanford C. Bernstein Fund, Inc.

      A.    Portfolio Valuation

            The net asset value of each Portfolio is computed as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m., New York time). The value of each security for which readily available market quotations exist is based on the most recent sale price, bid price or the mean between the most recent available bid and asked prices in the broadest and most representative market for that security as determined by Alliance Capital Management L.P. (the "Adviser"). The Adviser may also use an independent pricing service to value the Portfolios' assets to the extent that the Adviser deems appropriate. Debt instruments with remaining maturities of 60 days or less may be valued at amortized cost. Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Adviser of the Funds under procedures established by and under the general supervision of the Board of Directors.

      B.    Foreign Currency Translation

            The accounting records of the Funds are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 12:00 p.m., New York time. Amounts related to the purchase and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

            Net realized gain or loss on foreign currency transactions represents net foreign exchange gains or losses from the closure of forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currencies.

            The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at period end. The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices of equity securities sold during the year. The Funds do isolate the effect of changes in foreign exchange rates from changes in market prices of debt securities sold during the year, as required by the Internal Revenue Code.

--------------------------------------------------------------------------------
                                                       2003 Semiannual Report 33

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. Notes to Financial Statements

            The Tax-Managed International Value Portfolio, International Value Portfolio II, Emerging Markets Value Portfolio, Intermediate Duration Portfolio and Intermediate Duration Institutional Portfolio invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

      C.    Security Transactions and Related Investment Income

            Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis, and dividend income is recorded on the ex-dividend date.

      D.    Futures Contracts

            Upon entering into a futures contract, a Portfolio is required by the Exchange to deposit cash or to pledge U.S. Government securities with a broker in an amount (initial margin) equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments, which are dependent on the daily fluctuations in the market value of the underlying index or security, are made or received by the Portfolio each day (daily variation margin) or at other intervals as is required. The aggregate of these payments or receipts through the expiration of the futures contract is recorded for book purposes as unrealized gains or losses by the Portfolio. If the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

      E.    Written Options

            When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as an asset and a corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the option. The current market value is based on the last sale price on the exchange on which the option is principally traded, or, in the absence of a last sale, the option is priced at the mean between the bid and asked prices. When a call option is exercised, a Portfolio realizes a gain or loss on the underlying security, with the proceeds from the security sale increased by the amount of the option premium received. When a put option is exercised, the cost basis of the security purchased by a Portfolio is reduced by the option premium received.

      F.    Taxes

            Each of the 13 Portfolios of the Funds is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal income taxes to the extent that all of its income is distributed. The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

      G.    Repurchase Agreements

            Each Portfolio may enter into repurchase agreements with banks or securities broker-dealers. It is the Funds' policy that their custodian receive delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value of the collateral is equal to at least 100% of the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions on the Portfolio's ability to dispose of the underlying securities.

--------------------------------------------------------------------------------
34 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

      H.    Securities Transactions on a When-Issued or Delayed-Delivery Basis

            Any Portfolio of the Funds may purchase securities on a when-issued basis or purchase or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will record the transaction and use the security's value in determining the Portfolio's net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security's value in determining the Portfolio's net asset value. Each Portfolio segregates cash and marketable securities at least equal in value to its purchase commitment for when-issued or delayed-delivery securities, and segregates portfolio securities on a delayed-delivery basis.

      I.    Distribution of Income and Gains

            Net investment income of each Portfolio except the Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio is declared and recorded as a dividend to shareholders daily and is payable to shareholders monthly. Dividends from net investment income, if any, of the Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio will be paid to shareholders at least once a year. Distributions of net realized gains, less any available loss carryforwards, if any, for all Portfolios will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

            Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, "excess distributions" are reflected in the accompanying financial statements. Certain other differences--permanent differences--arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise.

      J.    Income and Expenses

            All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Funds represented by the shares of such class. Class-specific expenses are borne by the respective class.

      K.    Organization and Offering Expenses

            Costs of $43,225 incurred by the Intermediate Duration Institutional Portfolio in connection with the organization of the Fund were borne by the Portfolio, subject to the expense limitation agreement described in Note 2.A. Costs of $136,000 incurred in connection with the initial offering of shares of the Portfolio were paid initially by the Adviser. The Portfolio will reimburse the Adviser for such costs, which will be deferred and amortized by the Portfolio over the period of benefit, not to exceed 12 months from the date the Portfolio commenced operations.

      L.    Use of Estimates

            The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      M.    Portfolio Transaction Fee

            The Emerging Markets Value Portfolio imposes a 2.00% fee on purchases and redemptions. This fee is retained by the Portfolio and is included in the financial statements as an item of additional paid-in capital.

--------------------------------------------------------------------------------
                                                       2003 Semiannual Report 35

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. Notes to Financial Statements

      N.    Securities Lending

            Each of the Portfolios of the Funds may enter into securities lending transactions. By lending its portfolio securities, a Portfolio attempts to increase its income through the interest earned on the loan. It is the policy of each Portfolio to receive collateral consisting of cash or U.S. Government securities in an amount at least equal to the value of the securities loaned. The securities lending agent has agreed to indemnify the Funds in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that collateral levels are maintained. Cash collateral received is invested by the securities lending agent in liquid short-term investments such as repurchase agreements and overnight time deposits pursuant to investment guidelines set forth by the Funds. Cash collateral received is recorded as an asset as well as a corresponding liability in the Statements of Assets and Liabilities. At March 31, 2003, the Tax-Managed International Value Portfolio had securities on loan with a value of $554,762,531 and had received collateral of $599,481,964, of which $549,784,999 was cash collateral and $49,696,965 was collateral in the form of U.S. Government securities. At March 31, 2003, the International Value Portfolio II had securities on loan with a value of $275,448,316 and had received collateral of $296,455,131, of which $277,381,568 was cash collateral and $19,073,563 was collateral in the form of U.S. Government securities. The Tax-Managed International Value Portfolio and the International Value Portfolio II earned $733,189 and $184,908, respectively, from securities lending transactions for the period ended March 31, 2003. This amount is reflected in the Statement of Operations as a component of interest income.

      O.    Interest Rate Swap Agreements

            The Funds enter into interest rate swaps to protect themselves from interest rate fluctuations on the underlying debt instruments. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

            Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Funds, and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

            The Funds record a net receivable or payable on a daily basis for the net interest income or expense expected to be received or paid in the interest period. Net interest received or paid on these contracts is recorded as interest income (or as an offset to interest income). Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of investments. Realized gains and losses from terminated swaps are included in net realized gains/losses on investment transactions.

      P.    Reverse Repurchase Agreements

            Under a reverse repurchase agreement, a Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time a Portfolio enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value at least equal to the repurchase price.

            For the period ended March 31, 2003, the average amount of reverse repurchase agreements outstanding for the Short Duration Plus Portfolio was $475,648 and the daily weighted average interest rate was 1.50%.

            At March 31, 2003, the Short Duration Plus Portfolio had no outstanding reverse repurchase agreements.

      Q.    Mortgage-Backed Dollar Rolls

            The Intermediate Duration Portfolio and the Intermediate Duration Institutional Portfolio may enter into dollar rolls using "to be announced" ("TBA") mortgage-backed securities. TBA transactions are recorded for book purposes based on the type of the mortgage-backed securities. For TBA transactions that are entered into as financing transactions (selling a mortgage-backed security for delivery in the future and simultaneously contracting to purchase a substantially similar security at a specified future date), income is recorded for the difference between the current sale price and the lower forward price for the future purchase.

--------------------------------------------------------------------------------
36 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

NOTE 2. Investment Management and Transactions with Affiliated Persons

      A.    Management Fee

            Under the Investment Management Agreement between the Funds and the Adviser, the Adviser manages the investment of each Portfolio's assets, places purchase and sale orders and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Funds to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board of Directors. The Adviser receives an investment management fee, based on the annual rate, for these services as follows:

                                                                                    AVERAGE DAILY NET ASSETS

                                                                 FIRST $1 BILLION                                THEREAFTER
---------------------------------------------------------------------------------------------------------------------------
  Intermediate Duration, Short Duration Plus,
  U.S. Government Short Duration, Intermediate Duration
  Institutional, Diversified Municipal, California Municipal
  and New York Municipal Portfolios                                   .500%                                        .450%
---------------------------------------------------------------------------------------------------------------------------

                                                                                    AVERAGE DAILY NET ASSETS

                                                                       FIRST           NEXT           NEXT
                                                                    $1 BILLION      $3 BILLION     $2 BILLION    THEREAFTER
---------------------------------------------------------------------------------------------------------------------------
  Tax-Managed International Value and
  International Value II Portfolios                                      1%            .900%          .875%        .850%
---------------------------------------------------------------------------------------------------------------------------
  Short Duration Diversified Municipal, Short Duration
  California Municipal and Short Duration New York
  Municipal Portfolios                                                       .500% of the average daily net assets
---------------------------------------------------------------------------------------------------------------------------
  Emerging Markets Value Portfolio                                           1.25% of the average daily net assets

            The Intermediate Duration Institutional Portfolio and the Adviser have entered into an Expense Limitation Agreement (the "Agreement"), dated March 22, 2002, under which the Adviser has agreed to waive its fees and, if necessary, reimburse expenses in respect of the Portfolio for the current fiscal year, so that total operational expenses do not exceed the annual rate of 0.45% of average daily net assets of the Portfolio. Under the Agreement, any waivers or reimbursements made by the Adviser during this period are subject to repayment by the Portfolio by March 31, 2005, provided that repayment does not result in the Portfolio's aggregate expenses exceeding the foregoing expense limitations. Further, the aggregate repayment to the Adviser will not exceed the sum of the Portfolio's organization costs and initial offering expenses. For the period ended March 31, 2003, the aggregate amount of such fee waiver was $288,481.

      B.    Shareholder Servicing and Administrative Fee; Transfer Agency Fee

            Under the Shareholder Servicing and Administrative Agreement dated October 2, 2000, between the Sanford C. Bernstein Fund, Inc. and the Adviser, the Adviser agrees to pay expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders, and administrative services to the Fund and the Portfolios. This agreement does not apply to the Intermediate Class Shares of the Intermediate Municipal Portfolios nor the Intermediate Duration Institutional Portfolio. Under the agreement, the fee payable by each Portfolio except the Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio to the Adviser for services under this agreement is .10 of 1% of the average daily net assets of each Portfolio during the month, and the fee paid by the Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio for services under this agreement is .25 of 1% of the average daily net assets of each Portfolio during the month.

--------------------------------------------------------------------------------
                                                       2003 Semiannual Report 37

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. Notes to Financial Statements

            Under a Transfer Agency Agreement, the Intermediate Classes of the Intermediate Municipal Portfolios compensate Alliance Global Investor Services, Inc., a wholly owned subsidiary of the Adviser, for providing personnel and facilities to perform transfer agency services. Such compensation amounted to: Diversified Municipal Portfolio, $22,516; California Municipal Portfolio, $9,000; and New York Municipal Portfolio, $9,770, for the period ended March 31, 2003.

      C.    Distribution

            Under the Distribution Agreement between the Funds, on behalf of each Portfolio other than the Intermediate Class Shares of the Intermediate Municipal Portfolios, and Sanford C. Bernstein & Co., LLC (the "Distributor"), the Distributor agrees to act as agent to sell shares of the 13 Portfolios. This agreement does not apply to the Intermediate Class Shares of the Intermediate Municipal Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly owned subsidiary of Alliance Capital Management L.P.

      D.    Distribution Arrangements--Intermediate Municipal Classes

            The Intermediate Class Shares of the Intermediate Municipal Portfolios have adopted a Distribution Services Agreement (the "Agreement"), including a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Intermediate Class Share pays distribution services fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly owned subsidiary of the Adviser, at an annual rate of up to .30 of 1% of each Intermediate Municipal Portfolio's average daily net assets attributable to the Intermediate Municipal Class A shares and 1% of each Intermediate Municipal Portfolio's average daily net assets attributable to both Intermediate Municipal Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Sanford C. Bernstein Fund, Inc. that it has incurred expenses in excess of the distribution costs reimbursed by each Intermediate Class Shares as follows:

            DIVERSIFIED MUNICIPAL    CALIFORNIA MUNICIPAL     NEW YORK MUNICIPAL
--------------------------------------------------------------------------------
Class B         $1,873,914                 $805,939               $1,052,530

Class C            671,364                  347,374                  337,285

            Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Intermediate Municipal Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.

      E.    Other Transactions with Affiliates

            Intermediate Municipal Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Intermediate Municipal Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Intermediate Municipal Class B shares are currently sold with a contingent deferred sales charge that declines from 3% to zero depending on the period of time the shares are held. Intermediate Municipal Class B shares will automatically convert to Intermediate Municipal Class A shares six years after the end of the calendar month of purchase. Intermediate Municipal Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase.

--------------------------------------------------------------------------------
38 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

            AllianceBernstein Investment Research and Management, Inc. has advised the Fund that it has received front-end sales charges from sales of Intermediate Municipal Class A shares and contingent deferred sales charges imposed upon redemptions by shareholders of Intermediate Municipal Class A, Class B and Class C shares for the period ended March 31, 2003, as follows:

                              FRONT-END       CONTINGENT DEFERRED SALES CHARGES
                            SALES CHARGES    -----------------------------------
 PORTFOLIO                     CLASS A       CLASS A       CLASS B       CLASS C
--------------------------------------------------------------------------------
 Diversified Municipal         $23,913       $10,661       $87,673       $26,279
 California Municipal            6,537        11,426        11,374        19,839
 New York Municipal             11,783         4,559        35,947        12,316

            For the period ended March 31, 2003, the Tax-Managed International Value and Emerging Markets Value Portfolios paid brokerage commissions to Sanford C. Bernstein & Co., LLC in the amount of $1,761,260 and $79,633, respectively, and the Tax-Managed International Value and International Value II Portfolios paid commissions to Sanford C. Bernstein & Co., Ltd. in the amount of $212,383 and $915,502, respectively.

NOTE 3. Investment Security Transactions

      A.    Purchases and Sales

            For the period from October 1, 2002, through March 31, 2003, the Portfolios had purchases and sales transactions, excluding repurchase transactions and transactions in short-term instruments, as follows:

                                          PURCHASES                              SALES
                                        EXCLUDING U.S.    PURCHASES OF        EXCLUDING U.S.      SALES OF
                                         GOVERNMENT      U.S. GOVERNMENT       GOVERNMENT      U.S. GOVERNMENT
                                         SECURITIES        SECURITIES          SECURITIES         SECURITIES
--------------------------------------------------------------------------------------------------------------
 Tax-Managed International Value        $567,631,576     $            0       $506,128,537      $            0
 International Value II                  283,622,912                  0        253,544,020                   0
 Emerging Markets Value                  521,185,444                  0        113,625,225                   0
 Intermediate Duration                   645,640,214      8,682,942,243        758,980,340       8,477,915,219
 Short Duration Plus                     124,312,528        382,140,252        106,834,562         367,640,099
 U.S. Government Short Duration            7,497,164        139,044,671        109,035,095           1,994,375
 Intermediate Duration Institutional     457,506,795      1,038,446,449        180,365,170       1,282,619,034
 Short Duration Diversified Municipal     77,528,769          7,299,766         48,977,951           7,300,000
 Short Duration California Municipal      26,950,968          9,099,448         18,440,069           9,100,000
 Short Duration New York Municipal        29,822,032            999,969         23,478,906           1,000,000
 Diversified Municipal                   458,623,216        170,428,604        211,931,387         168,954,102
 California Municipal                    196,867,372        100,016,847         99,466,035         113,177,917
 New York Municipal                      218,074,983         81,431,703         57,656,348         168,437,388

--------------------------------------------------------------------------------
                                                       2003 Semiannual Report 39

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. Notes to Financial Statements

      B.    Transactions in Securities of Affiliated Issuers

            Affiliated issuers, as defined under the Investment Company Act of 1940, includes those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. At March 31, 2003, the Portfolios had no transactions in securities of affiliated issuers.

      C.    Distributions to Shareholders

            The tax character of distributions to be paid for the year ending September 30, 2003 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2002, and September 30, 2001, were as follows:

TAX-MANAGED INTERNATIONAL VALUE                 2002                  2001
--------------------------------------------------------------------------------
Distributions paid from:
   Ordinary income                        $45,231,307           $ 23,166,776
   Net long-term capital gains                      0            255,390,348
                                          -----------            -----------
Total distributions paid                  $45,231,307           $278,557,124
                                          -----------            -----------

INTERNATIONAL VALUE II                           2002                   2001
--------------------------------------------------------------------------------
Distributions paid from:
   Ordinary income                        $45,835,060           $247,731,829
                                          -----------            -----------
   Net long-term capital gains                      0             49,870,372
 TOTAL DISTRIBUTIONS PAID                 $45,835,060           $297,602,201
                                          -----------            -----------

EMERGING MARKETS VALUE                           2002                   2001
--------------------------------------------------------------------------------
Distributions paid from:
   Ordinary income                         $5,096,387           $  3,153,592
   Net long-term capital gains                      0             10,251,030
                                          -----------            -----------
Total distributions paid                   $5,096,387            $13,404,622
                                          -----------            -----------

INTERMEDIATE DURATION                            2002                   2001
--------------------------------------------------------------------------------
Distributions paid from:
   Ordinary income                        $94,607,925           $110,622,140
                                          -----------            -----------
Total taxable distributions                94,607,925            110,622,140
Return of capital                           2,914,193              5,991,927
                                          -----------            -----------
Total distributions paid                  $97,522,118           $116,614,067
                                          -----------            -----------

SHORT DURATION PLUS                              2002                   2001
--------------------------------------------------------------------------------
Distributions paid from:
   Ordinary income                        $14,908,490            $20,468,292
                                          -----------            -----------
Total taxable distributions                14,908,490             20,468,292
Return of capital                                   0                192,882
                                          -----------            -----------
Total distributions paid                  $14,908,490            $20,661,174
                                          -----------            -----------

--------------------------------------------------------------------------------
40 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

U.S. GOVERNMENT SHORT DURATION                   2002                   2001
--------------------------------------------------------------------------------
Distributions paid from:
   Ordinary income                        $ 4,275,261            $ 4,713,833
                                          -----------            -----------
Total distributions paid                  $ 4,275,261            $ 4,713,833
                                          -----------            -----------

INTERMEDIATE DURATION INSTITUTIONAL              2002
--------------------------------------------------------------------------------
Distributions paid from:
   Ordinary income                        $ 3,811,865
                                          -----------
Total distributions paid                  $ 3,811,865
                                          -----------

SHORT DURATION DIVERSIFIED MUNICIPAL             2002                   2001
--------------------------------------------------------------------------------
Distributions paid from:
   Ordinary income                        $         0            $   111,115
   Net long-term capital gains                132,148                      0
                                          -----------            -----------
Total taxable distributions paid              132,148                111,115
Tax exempt distributions                    5,332,674              5,275,638
                                          -----------            -----------
Total distributions paid                  $ 5,464,822            $ 5,386,753
                                          -----------            -----------

SHORT DURATION CALIFORNIA MUNICIPAL                2002                 2001
--------------------------------------------------------------------------------
Distributions paid from:
   Ordinary income                        $     4,948            $    131,953
                                          -----------            -----------
Total taxable distributions paid                4,948                131,953
Tax exempt distributions                    1,665,443              1,906,004
                                          -----------            -----------
Total distributions paid                  $ 1,670,391            $ 2,037,957
                                          -----------            -----------

SHORT DURATION NEW YORK MUNICIPAL                   2002                 2001
--------------------------------------------------------------------------------
Distributions paid from:
   Ordinary income                        $     4,496            $   209,931
                                          -----------            -----------
Total taxable distributions paid                4,496                209,931
Tax exempt distributions                    2,903,602              3,148,460
                                          -----------            -----------
Total distributions paid                  $ 2,908,098            $ 3,358,391
                                          -----------            -----------

DIVERSIFIED MUNICIPAL                            2002                   2001
--------------------------------------------------------------------------------
Distributions paid from:
    Ordinary income                       $    45,929            $ 1,357,600
                                          -----------            -----------
Total taxable distributions paid               45,929              1,357,600
Tax exempt distributions                   62,389,473             53,452,692
                                          -----------            -----------
Total distributions paid                  $62,435,402            $54,810,292
                                          -----------            -----------

CALIFORNIA MUNICIPAL                             2002                   2001
--------------------------------------------------------------------------------
Distributions paid from:
   Ordinary income                        $    38,568            $ 1,419,578
                                          -----------            -----------
Total taxable distributions paid               38,568              1,419,578
Tax exempt distributions                   19,871,800             17,333,106
                                          -----------            -----------
Total distributions paid                  $19,910,368            $18,752,684
                                          -----------            -----------

--------------------------------------------------------------------------------
                                                       2003 Semiannual Report 41

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. Notes to Financial Statements

NEW YORK MUNICIPAL                               2002                   2001
--------------------------------------------------------------------------------
Distributions paid from:
   Ordinary income                        $   323,848            $ 1,041,033
                                          -----------            -----------
 TOTAL TAXABLE DISTRIBUTIONS PAID             323,848              1,041,033
Tax exempt distributions                   32,997,906             28,692,054
                                          -----------            -----------
Total distributions paid                  $33,321,754            $29,733,087
                                          -----------            -----------

             As of September 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                                                                                         TOTAL
                                                            ACCUMULATED           UNREALIZED           ACCUMULATED
                                       ORDINARY             CAPITAL AND          APPRECIATION/          EARNINGS/
                                        INCOME            OTHER LOSSES (a)      DEPRECIATION (b)        (DEFICIT)
-------------------------------------------------------------------------------------------------------------------
Tax-Managed International Value       $34,497,309          $(142,867,312)        $(396,652,944)      $(505,022,947)
International Value II                 16,326,587           (443,963,791)         (275,000,916)       (702,638,120)
Emerging Markets Value                     93,667            (73,953,288)         (129,722,188)       (203,581,809)
Intermediate Duration                           0            (63,616,649)           37,876,985         (25,739,664)
Short Duration Plus                             0             (3,428,778)            6,718,305           3,289,527
U.S. Government Short Duration          1,233,831                462,893             2,373,895           4,070,619
Intermediate Duration Institutional     2,332,954                      0             6,113,432           8,446,386
Short Duration Diversified Municipal            0                632,806             2,900,204           3,533,010
Short Duration California Municipal             0                (89,338)              787,778             698,440
Short Duration New York Municipal               0               (861,882)            1,723,624             861,742
Diversified Municipal                      21,010             (7,568,671)          102,952,610          95,404,949
California Municipal                            0               (334,275)           35,223,911          34,889,636
New York Municipal                          8,956             (5,672,952)           57,831,982          52,167,986

            (a) At September 30, 2002, the following Portfolios had capital loss carryforwards as shown below:

                                                           CAPITAL LOSS
                                                        CARRYFORWARD AMOUNT                             EXPIRATION
-------------------------------------------------------------------------------------------------------------------
Tax-Managed International Value                          $     1,633,581                                 9/30/2010
International Value II                                       139,642,274                                 9/30/2010
Emerging Markets Value                                        64,043,351                                 9/30/2010
Intermediate Duration                                         11,984,164                                 9/30/2008
Intermediate Duration                                         49,466,327                                 9/30/2009
Short Duration Plus                                              797,760                                 9/30/2003
Short Duration Plus                                              288,982                                 9/30/2008
Short Duration California Municipal                                9,154                                 9/30/2008
Short Duration California Municipal                               80,184                                 9/30/2009
Short Duration New York Municipal                                150,211                                 9/30/2007
Short Duration New York Municipal                                 20,583                                 9/30/2008
Short Duration New York Municipal                                514,053                                 9/30/2009
Diversified Municipal                                          7,568,671                                 9/30/2009
California Municipal                                             334,275                                 9/30/2009
New York Municipal                                               752,254                                 9/30/2008
New York Municipal                                             4,920,698                                 9/30/2009

--------------------------------------------------------------------------------
42 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

            (b) The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and mark to market on futures contracts.

            At September 30, 2002, the following Portfolios had post-October capital loss deferrals as shown below. For tax purposes, these losses are deemed to arise on October 1, 2002:

                                                            POST-OCTOBER CAPITAL
                                                               LOSS DEFERRAL
--------------------------------------------------------------------------------
Tax-Managed International Value                                $141,233,731
International Value II                                          288,373,114
Emerging Markets Value                                            9,244,875
Intermediate Duration                                             2,166,158
Short Duration Plus                                               2,342,034
Short Duration New York Municipal                                   177,035
--------------------------------------------------------------------------------

            During the year ended September 30, 2002, capital loss carryforwards were utilized by the Portfolios as shown below:

                                                                CAPITAL LOSS
                                                           CARRYFORWARD UTILIZED
--------------------------------------------------------------------------------
Intermediate Duration                                            $4,107,148
Short Duration Plus                                               2,382,226
Short Duration California Municipal                                  11,871
Short Duration New York Municipal                                    15,371
Diversified Municipal                                             1,850,071
California Municipal                                              2,099,630
New York Municipal                                                  570,747
--------------------------------------------------------------------------------

            Additionally, the Emerging Markets Value Portfolio and International Value II Portfolio had post-October foreign currency loss deferrals of $665,064 and $15,948,403, respectively. For tax purposes, these losses are deemed to arise on October 1, 2002.

      D.    Foreign Currency Contracts

            At March 31, 2003, the Intermediate Duration and the Intermediate Duration Institutional Portfolio had outstanding foreign currency contracts to buy and sell foreign currencies as follows:

---------------------------------------------------------------------------------------------
FOREIGN CURRENCY BUY CONTRACT--INTERMEDIATE DURATION PORTFOLIO
---------------------------------------------------------------------------------------------
                         VALUE RECEIVABLE AT    CURRENT         CONTRACT          CONTRACT
FOREIGN CURRENCY          SETTLEMENT DATES       VALUE        APPRECIATION     (DEPRECIATION)
---------------------------------------------------------------------------------------------
Settlement 04/25/03
 Euro                        $70,347,392      $72,635,228      $2,287,835       $         0
                             -----------      -----------      ----------       -----------
Total                        $70,347,392      $72,635,228      $2,287,835       $         0
                             ===========      ===========      ==========       ===========

---------------------------------------------------------------------------------------------
FOREIGN CURRENCY SELL CONTRACT--INTERMEDIATE DURATION PORTFOLIO
---------------------------------------------------------------------------------------------
                         VALUE PAYABLE AT      CURRENT          CONTRACT          CONTRACT
FOREIGN CURRENCY         SETTLEMENT DATES       VALUE         APPRECIATION     (DEPRECIATION)
---------------------------------------------------------------------------------------------
Settlement 04/25/03
 Euro                      $162,667,754      $167,303,008      $        0       $(4,635,254)
                           ------------      ------------      ----------       -----------
Total                      $162,667,754      $167,303,008      $        0       $(4,635,254)
                           ============      ============      ==========       ===========

--------------------------------------------------------------------------------
                                                       2003 Semiannual Report 43

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. Notes to Financial Statements

----------------------------------------------------------------------------------------------
FOREIGN CURRENCY BUY CONTRACT--INTERMEDIATE DURATION INSTITUTIONAL PORTFOLIO
----------------------------------------------------------------------------------------------
                         VALUE RECEIVABLE AT     CURRENT         CONTRACT          CONTRACT
FOREIGN CURRENCY           SETTLEMENT DATE        VALUE        APPRECIATION     (DEPRECIATION)
----------------------------------------------------------------------------------------------
Settlement 04/25/03
 Euro                      $10,674,210         $11,021,356       $347,146         $       0
                           -----------         -----------       --------         ---------
Total                      $10,674,210         $11,021,356       $347,146         $       0
                           ===========         ===========       ========         =========

----------------------------------------------------------------------------------------------
FOREIGN CURRENCY SELL CONTRACT--INTERMEDIATE DURATION INSTITUTIONAL PORTFOLIO
----------------------------------------------------------------------------------------------
                         VALUE PAYABLE AT        CURRENT         CONTRACT          CONTRACT
FOREIGN CURRENCY         SETTLEMENT DATE          VALUE        APPRECIATION     (DEPRECIATION)
----------------------------------------------------------------------------------------------
Settlement 04/25/03
 Euro                      $24,507,624         $25,205,974       $      0         $(698,350)
                           -----------         -----------       --------         ---------
Total                      $24,507,624         $25,205,974       $      0         $(698,350)
                           ===========         ===========       ========         =========

NOTE 4. Concentration of Credit Risk

            The two California Municipal Portfolios and the two New York Municipal Portfolios invest primarily in securities issued by the States of California and New York, respectively, and their various political subdivisions, and the performance of each of these Portfolios is closely tied to economic conditions within the applicable state and the financial condition of that state and its agencies and municipalities.

NOTE 5. Risks Involved in Futures and Foreign Currency Contracts

            All Portfolios of the Funds may purchase or sell financial futures contracts for the purpose of hedging their portfolios against adverse effects of anticipated movements in the market. Financial futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. The contract amounts reflect the extent of each Portfolio's involvement in these financial instruments. To the extent that the Funds enter into short futures, losses may be unlimited. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Funds' activities in futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks.

            The Short Duration Plus Portfolio, Intermediate Duration Portfolio, Intermediate Duration Institutional Portfolio, Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio enter into forward exchange currency contracts in order to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings. Foreign currency contracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the foreign currency contract. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

NOTE 6. Capital-Share Transactions

            The Sanford C. Bernstein Fund, Inc. has authorized 6.0 billion shares of common stock, par value $0.001 per share, of which, at March 31, 2003, 5,700 million are divided into 12 Portfolios. It has allocated 400 million to the Tax-Managed International Value Portfolio; 600 million each to the Intermediate Duration Portfolio and the International Value Portfolio II; 1.6 billion to the Diversified Municipal Portfolio, divided evenly into four classes; 200 million each to the Emerging Markets Value Portfolio, Short Duration Plus Portfolio and the U.S. Government Short Duration Portfolio; 800 million each to the California Municipal Portfolio and New York Municipal Portfolio, divided evenly into four classes; and 100 million each to the Short Duration Diversified Municipal Portfolio, Short Duration California Municipal Portfolio and Short Duration New York Municipal Portfolio. The Sanford C. Bernstein Fund II, Inc. has authorized 18 billion shares of common stock with par value $0.001 per share. Share transactions for each Portfolio for the period ended March 31, 2003, and year ended September 30, 2002, were as follows:

--------------------------------------------------------------------------------
44 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                 -----------------------------     -----------------------------     ---------------------------
                                          TAX-MANAGED                                                          EMERGING
                                      INTERNATIONAL VALUE               INTERNATIONAL VALUE                  MARKETS VALUE
                                           PORTFOLIO                        PORTFOLIO II                       PORTFOLIO
                                 -----------------------------     -----------------------------     ---------------------------
                                  SIX MONTHS        YEAR ENDED       SIX MONTHS       YEAR ENDED      SIX MONTHS      YEAR ENDED
                                 ENDED 3/31/03        9/30/02      ENDED 3/31/03       9/30/02       ENDED 3/31/03     9/30/02
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                        34,244,499       61,045,123       14,858,833       25,091,568       3,379,420      10,056,855
Shares issued to shareholders
on reinvestment of dividends
and distributions                   2,225,055        2,585,654        1,249,129        3,031,813         196,819         349,221
Shares redeemed                   (28,742,494)     (42,001,556)     (11,900,931)     (20,107,447)     (2,116,537)    (12,404,483)
                                  -----------      -----------      -----------      -----------      ----------      ----------
Net increase (decrease)
in shares outstanding               7,727,060       21,629,221        4,207,031        8,015,934       1,459,702      (1,998,407)
Shares outstanding at
beginning of period               180,630,230      159,001,009      108,769,585      100,753,651      38,030,801      40,029,208
                                  -----------      -----------      -----------      -----------      ----------      ----------
Shares outstanding at
end of period                     188,357,290      180,630,230      112,976,616      108,769,585      39,490,503      38,030,801
                                  ===========      ===========      ===========      ===========      ==========      ==========

                                 -----------------------------      --------------------------
                                          INTERMEDIATE                         SHORT
                                            DURATION                       DURATION PLUS
                                            PORTFOLIO                        PORTFOLIO
                                 -----------------------------      --------------------------
                                  SIX MONTHS        YEAR ENDED      SIX MONTHS      YEAR ENDED
                                 ENDED 3/31/03        9/30/02      ENDED 3/31/03      9/30/02
----------------------------------------------------------------------------------------------
Shares sold                        22,433,939       46,402,130       8,486,118      13,528,215
Shares issued to shareholders
on reinvestment of dividends
and distributions                     638,527        1,666,369         215,920         443,126
Shares redeemed                   (19,377,975)     (47,765,831)     (6,745,351)    (11,839,574)
                                  -----------      -----------      ----------      ----------
Net increase in shares
outstanding                         3,694,491          302,668       1,956,687       2,131,767
Shares outstanding at
beginning of period               164,510,151      164,207,483      31,111,302      28,979,535
                                  -----------      -----------      ----------      ----------
Shares outstanding at
end of period                     168,204,642      164,510,151      33,067,989      31,111,302
                                  ===========      ===========      ==========      ==========

--------------------------------------------------------------------------------
                                                       2003 Semiannual Report 45

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. Notes to Financial Statements (continued)

                                --------------------------   -----------------------------
                                     U.S. GOVERNMENT              INTERMEDIATE DURATION
                                     SHORT DURATION                   INSTITUTIONAL
                                        PORTFOLIO                       PORTFOLIO
                                --------------------------    ----------------------------
                                 SIX MONTHS     YEAR ENDED      SIX MONTHS      5/17/02 (a)
                                ENDED 3/31/03    9/30/02      ENDED 3/31/03     TO 9/30/02
------------------------------------------------------------------------------------------
Shares sold                       2,433,321      4,694,994       4,790,839      22,409,083
Shares issued to shareholders
on reinvestment of dividends
and distributions                   185,557        192,892         361,342         113,351
Shares redeemed                  (1,377,118)    (3,945,296)     (2,707,229)     (1,263,129)
                                 ----------     ----------     -----------     -----------
Net increase in shares
outstanding                       1,241,760        942,590       2,444,952      21,259,305
Shares outstanding at
beginning of period               8,721,922      7,779,332      21,265,972           6,667
                                 ----------     ----------     -----------     -----------
Shares outstanding at
end of period                     9,963,682      8,721,922      23,710,924      21,265,972
                                 ==========     ==========     ===========     ===========

                                ----------------------------    --------------------------   ---------------------------
                                       SHORT DURATION                  SHORT DURATION                SHORT DURATION
                                    DIVERSIFIED MUNICIPAL           CALIFORNIA MUNICIPAL           NEW YORK MUNICIPAL
                                          PORTFOLIO                      PORTFOLIO                     PORTFOLIO
                                ----------------------------    --------------------------   ---------------------------
                                 SIX MONTHS       YEAR ENDED     SIX MONTHS     YEAR ENDED    SIX MONTHS      YEAR ENDED
                                ENDED 3/31/03      9/30/02      ENDED 3/31/03    9/30/02     ENDED 3/31/03     9/30/02
------------------------------------------------------------------------------------------------------------------------
Shares sold                        8,054,227      12,750,154      2,440,157      3,817,179      2,837,064      6,036,793
Shares issued to shareholders
on reinvestment of dividends
and distributions                    162,848         201,106         31,064         63,837         47,395        111,279
Shares redeemed                   (5,155,785)     (9,615,298)    (1,510,153)    (2,262,499)    (2,286,898)    (3,906,825)
                                 -----------     -----------     ----------     ----------     ----------     ----------
Net increase in shares
outstanding                        3,061,290       3,335,962        961,068      1,618,517        597,561      2,241,247
Shares outstanding at
beginning of period               15,690,386      12,354,424      5,883,727      4,265,210      9,249,897      7,008,650
                                 -----------     -----------     ----------     ----------     ----------     ----------
Shares outstanding at
end of period                     18,751,676      15,690,386      6,844,795      5,883,727      9,847,458      9,249,897
                                 ===========     ===========     ==========     ==========     ==========     ==========

(a)   Commencement of operations.

--------------------------------------------------------------------------------
46 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                 ---------------------------------------------------------------------
                                                                  DIVERSIFIED MUNICIPAL PORTFOLIO
                                                 ---------------------------------------------------------------------
                                                            SHARES                               AMOUNT
                                                 -----------------------------     -----------------------------------
                                                  SIX MONTHS        YEAR ENDED       SIX MONTHS          YEAR ENDED
                                                 ENDED 3/31/03        9/30/02       ENDED 3/31/03          9/30/02
----------------------------------------------------------------------------------------------------------------------
Municipal Class
Shares sold                                        20,669,630       41,118,363     $   293,556,232     $   578,376,218
Shares issued to shareholders on reinvestment
of dividends and distributions                        501,192          945,480           7,111,156          13,290,031
Shares redeemed                                   (13,438,833)     (20,388,521)       (190,967,793)       (287,013,816)
                                                 ------------     ------------     ---------------     ---------------
Net increase                                        7,731,989       21,675,322         109,699,595         304,652,433
Beginning of period                               120,519,045       98,843,723       1,640,378,174       1,335,725,741
                                                 ------------     ------------     ---------------     ---------------
End of period                                     128,251,034      120,519,045     $ 1,750,077,769     $ 1,640,378,174
                                                 ============     ============     ===============     ===============

----------------------------------------------------------------------------------------------------------------------
AllianceBernstein Intermediate Municipal Class A Shares (a)
Shares sold                                         4,589,254        6,484,538     $    66,861,680     $    91,232,245
Shares issued to shareholders on reinvestment
of dividends and distributions                         70,970           36,588           1,007,560             519,135
Shares converted to Class A from Class B              113,599            5,101               7,956              71,727
Shares redeemed                                    (2,137,200)        (825,080)        (30,267,235)        (11,652,601)
                                                 ------------     ------------     ---------------     ---------------
Net increase                                        2,636,623        5,701,147          37,609,961          80,170,506
Beginning of period                                 5,701,147                0          80,170,506                   0
                                                 ------------     ------------     ---------------     ---------------
End of period                                       8,337,770        5,701,147     $   117,780,467     $    80,170,506
                                                 ============     ============     ===============     ===============

----------------------------------------------------------------------------------------------------------------------
AllianceBernstein Intermediate Municipal Class B Shares (a)
Shares sold                                         3,300,670        3,829,105     $    46,930,023     $    53,875,198
Shares issued to shareholders on reinvestment
of dividends and distributions                         38,478           17,058             546,625             241,756
Shares converted to Class A                          (113,599)          (5,099)             (7,956)            (71,727)
Shares redeemed                                      (538,637)        (146,464)         (9,275,924)         (2,076,693)
                                                 ------------     ------------     ---------------     ---------------
Net increase                                        2,686,912        3,694,600          38,192,768          51,968,534
Beginning of period                                 3,694,600                0          51,968,534                   0
                                                 ------------     ------------     ---------------     ---------------
End of period                                       6,381,512        3,694,600     $    90,161,302     $    51,968,534
                                                 ============     ============     ===============     ===============

----------------------------------------------------------------------------------------------------------------------
AllianceBernstein Intermediate Municipal Class C Shares (a)
Shares sold                                         3,049,459        3,729,234     $    43,351,107     $    52,509,050
Shares issued to shareholders on reinvestment
of dividends and distributions                         29,266           13,099             415,627             185,746
Shares redeemed                                      (514,387)        (165,327)         (7,292,041)         (2,323,861)
                                                 ------------     ------------     ---------------     ---------------
Net increase                                        2,564,338        3,577,006          36,474,693          50,370,935
Beginning of period                                 3,577,006                0          50,370,935                   0
                                                 ------------     ------------     ---------------     ---------------
End of period                                       6,141,344        3,577,006     $    86,845,628     $    50,370,935
                                                 ============     ============     ===============     ===============

(a) AllianceBernstein Intermediate Municipal Class A, B and C Shares commenced distribution on February 1, 2002.

--------------------------------------------------------------------------------
                                                       2003 Semiannual Report 47

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. Notes to Financial Statements (continued)

                                                 ---------------------------------------------------------------------
                                                                    CALIFORNIA MUNICIPAL PORTFOLIO
                                                 ---------------------------------------------------------------------
                                                            SHARES                               AMOUNT
                                                 -----------------------------     -----------------------------------
                                                   SIX MONTHS       YEAR ENDED       SIX MONTHS           YEAR ENDED
                                                 ENDED 3/31/03        9/30/02       ENDED 3/31/03           9/30/02
----------------------------------------------------------------------------------------------------------------------
Municipal Class
Shares sold                                         7,118,778       14,442,640     $   102,247,876     $   205,764,362
Shares issued to shareholders on reinvestment
of dividends and distributions                        150,491          291,054           2,157,814           4,144,774
Shares redeemed                                    (5,143,726)      (8,311,790)        (73,899,574)       (118,510,606)
                                                 ------------     ------------     ---------------     ---------------
Net increase                                        2,125,543        6,421,904          30,506,116          91,398,530
Beginning of period                                40,939,421       34,517,517         564,100,328         472,701,798
                                                 ------------     ------------     ---------------     ---------------
End of period                                      43,064,964       40,939,421     $   594,606,444     $   564,100,328
                                                 ============     ============     ===============     ===============

AllianceBernstein Intermediate Municipal Class A Shares (a)
Shares sold                                         1,378,076        2,581,779     $    19,856,163     $    36,826,370
Shares issued to shareholders on reinvestment
of dividends and distributions                         24,629           12,900             353,251             185,184
Shares converted to Class A from Class B                  201              990               2,875              14,174
Shares redeemed                                      (567,674)        (202,600)         (8,126,530)         (2,884,495)
                                                 ------------     ------------     ---------------     ---------------
Net increase                                          835,232        2,393,069          12,085,759          34,141,233
Beginning of period                                 2,393,069                0          34,141,233                   0
                                                 ------------     ------------     ---------------     ---------------
End of period                                       3,228,301        2,393,069     $    46,226,992     $    34,141,233
                                                 ============     ============     ===============     ===============

AllianceBernstein Intermediate Municipal Class B Shares (a)
Shares sold                                           963,428        1,309,733     $    13,833,336     $    18,687,932
Shares issued to shareholders on reinvestment
of dividends and distributions                         13,949            5,664             200,180              81,341
Shares converted to Class A                              (201)            (990)             (2,875)            (14,174)
Shares redeemed                                       (93,059)         (33,583)         (1,338,111)           (484,447)
                                                 ------------     ------------     ---------------     ---------------
Net increase                                          884,117        1,280,824          12,692,530          18,270,652
Beginning of period                                 1,280,824                0          18,270,652                   0
                                                 ------------     ------------     ---------------     ---------------
End of period                                       2,164,941        1,280,824     $    30,963,182     $    18,270,652
                                                 ============     ============     ===============     ===============

AllianceBernstein Intermediate Municipal Class C Shares (a)
Shares sold                                         1,230,620        1,696,261     $    17,687,243     $    24,174,472
Shares issued to shareholders on reinvestment
of dividends and distributions                         17,228            7,269             247,149             104,392
Shares redeemed                                      (275,256)         (75,621)         (3,944,079)         (1,080,917)
                                                 ------------     ------------     ---------------     ---------------
Net increase                                          972,592        1,627,909          13,990,313          23,197,947
Beginning of period                                 1,627,909                0          23,197,947                   0
                                                 ------------     ------------     ---------------     ---------------
End of period                                       2,600,501        1,627,909     $    37,188,260     $    23,197,947
                                                 ============     ============     ===============     ===============

(a) AllianceBernstein Intermediate Municipal Class A, B and C Shares commenced distribution on February 1, 2002.

--------------------------------------------------------------------------------
48 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                 ---------------------------------------------------------------------
                                                                   NEW YORK MUNICIPAL PORTFOLIO
                                                 ---------------------------------------------------------------------
                                                            SHARES                               AMOUNT
                                                 -----------------------------     -----------------------------------
                                                  SIX MONTHS        YEAR ENDED       SIX MONTHS           YEAR ENDED
                                                 ENDED 3/31/03        9/30/02       ENDED 3/31/03           9/30/02
----------------------------------------------------------------------------------------------------------------------
Municipal Class
Shares sold                                         7,577,107       19,802,447     $   106,643,631     $   275,192,072
Shares issued to shareholders on reinvestment
of dividends and distributions                        363,112          690,363           5,102,965           9,582,771
Shares redeemed                                    (7,109,028)      (9,541,434)        (99,985,264)       (132,630,305)
                                                 ------------     ------------     ---------------     ---------------
Net increase                                          831,191       10,951,376          11,761,332         152,144,538
Beginning of period                                66,077,912       55,126,536         890,008,553         737,864,015
                                                 ------------     ------------     ---------------     ---------------
End of period                                      66,909,103       66,077,912     $   901,769,885     $   890,008,553
                                                 ============     ============     ===============     ===============

AllianceBernstein Intermediate Municipal Class A Shares (a)
Shares sold                                         2,070,069        2,652,629     $    29,148,391     $    36,834,823
Shares issued to shareholders on reinvestment
of dividends and distributions                         35,713           22,732             501,843             317,767
Shares converted to Class A from Class B                  450            3,972               6,351              56,168
Shares redeemed                                      (484,965)         (94,812)         (6,822,548)         (1,330,454)
                                                 ------------     ------------     ---------------     ---------------
Net increase                                        1,621,267        2,584,521          22,834,037          35,878,304
Beginning of period                                 2,584,521                0          35,878,304                   0
                                                 ------------     ------------     ---------------     ---------------
End of period                                       4,205,788        2,584,521     $    58,712,341     $    35,878,304
                                                 ============     ============     ===============     ===============

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL CLASS B SHARES (A)
Shares sold                                         1,477,011        1,848,306     $    20,772,811     $    25,684,859
Shares issued to shareholders on reinvestment
of dividends and distributions                         22,914           11,620             321,969             162,525
Shares converted to Class A                              (450)          (3,973)             (6,351)            (56,168)
Shares redeemed                                      (211,889)         (53,087)         (2,978,641)           (740,035)
                                                 ------------     ------------     ---------------     ---------------
Net increase                                        1,287,586        1,802,866          18,109,788          25,051,181
Beginning of period                                 1,802,866                0          25,051,181                   0
                                                 ------------     ------------     ---------------     ---------------
End of period                                       3,090,452        1,802,866     $    43,160,969     $    25,051,181
                                                 ============     ============     ===============     ===============

AllianceBernstein Intermediate Municipal Class C Shares (a)
Shares sold                                         1,262,978        1,322,871     $    17,800,434     $    18,396,619
Shares issued to shareholders on reinvestment
of dividends and distributions                         11,035            4,547             155,124              63,760
Shares redeemed                                      (193,277)         (72,901)         (2,729,507)         (1,018,484)
                                                 ------------     ------------     ---------------     ---------------
Net increase                                        1,080,736        1,254,517          15,226,051          17,441,895
Beginning of period                                 1,254,517                0          17,441,895                   0
                                                 ------------     ------------     ---------------     ---------------
End of period                                       2,335,253        1,254,517     $    32,667,946     $    17,441,895
                                                 ============     ============     ===============     ===============

            (a) AllianceBernstein Intermediate Municipal Class A, B and C Shares commenced distribution on February 1, 2002.

NOTE 7. Line of Credit

            The Emerging Markets Value Portfolio maintains a $35,000,000 line of credit intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the line of credit are paid by the Portfolio and are included in the miscellaneous expenses in the Statement of Operations. The Portfolio did not utilize the line of credit during the period ended March 31, 2003.

--------------------------------------------------------------------------------
                                                       2003 Semiannual Report 49

================================================================================

Sanford C. Bernstein Fund, Inc.

DIRECTORS AND OFFICERS

      Roger Hertog
      President, Treasurer and Director
      Vice Chairman and Director,
      Alliance Capital Management Corporation*

      Andrew S. Adelson
      Senior Vice President and Director
      Executive Vice President and Chief Investment
      Officer--International Value Equities,
      Alliance Capital Management Corporation

      Irwin Engelman
      Director
      Consultant

      Peter W. Huber
      Director
      Partner, Kellogg Huber Hansen Todd & Evans

      William Kristol
      Director
      Editor, The Weekly Standard

      Rosalie J. Wolf
      Director
      Managing Partner,
      Offit Hall Capital Management

      Kathleen A. Corbet
      Senior Vice President
      Executive Vice President and Chief Executive
      Officer--Alliance Fixed Income Investors,
      Alliance Capital Management Corporation

      Edmund P. Bergan, Jr.
      Secretary
      Senior Vice President and General Counsel,
      AllianceBernstein Investment Research and Management, Inc.

      INDEPENDENT ACCOUNTANTS

      PricewaterhouseCoopers LLP
      1177 Avenue of the Americas
      New York, New York 10036

LEGAL COUNSEL

      Shearman & Sterling
      599 Lexington Avenue
      New York, New York 10022

CUSTODIAN AND TRANSFER AGENT

      State Street Bank and Trust Company
      225 Franklin Street
      Boston, Massachusetts 02110

INVESTMENT ADVISER

      Alliance Capital Management L.P.
      1345 Avenue of the Americas
      New York, New York 10105

* Alliance Capital Management Corporation is sole general partner of Alliance Capital Management L.P.

--------------------------------------------------------------------------------
50 Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

Sanford C. Bernstein Fund II, Inc.

DIRECTORS

      John D. Carifa
      Chairman and President

      Ruth Block

      David H. Dievler

      John H. Dobkin

      William H. Foulk, Jr.

      Clifford L. Michel

      Donald J. Robinson

OFFICERS

      John D. Carifa
      Chairman and President

      Kathleen A. Corbet
      Senior Vice President

      Matthew D. W. Bloom
      Vice President

      Jeffrey S. Phlegar
      Vice President

      Edmund P. Bergan, Jr.
      Secretary

      Mark D. Gersten
      Treasurer and Chief Financial Officer

      Vincent S. Noto
      Controller

INDEPENDENT ACCOUNTANTS

      PricewaterhouseCoopers LLP
      1177 Avenue of the Americas
      New York, New York 10036

LEGAL COUNSEL

      Shearman & Sterling
      599 Lexington Avenue
      New York, New York 10022

CUSTODIAN AND TRANSFER AGENT

      State Street Bank and Trust Company
      225 Franklin Street
      Boston, Massachusetts 02110

Investment Adviser

      Alliance Capital Management L.P.
      1345 Avenue of the Americas
      New York, New York 10105

--------------------------------------------------------------------------------
                                                       2003 Semiannual Report 51

                         SANFORD C. BERNSTEIN & CO., LLC
                A subsidiary of Alliance Capital Management L.P.

                                   Distributor


                         SANFORD C. BERNSTEIN FUND, INC.
                       SANFORD C. BERNSTEIN FUND II, INC.
                 1345 Avenue of the Americas, New York, NY 10105
                                  (212)756-4097


                                                                   SAMFMNBIC0503

                        Sanford C. Bernstein Fund, Inc.

                                 MARCH 31, 2003

Schedule of Investments
To the Semiannual Report
For the Stock Portfolios

Tax-Managed International Value
International Value II
Emerging Markets Value

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                   Tax-Managed International Value Portfolio
                           March 31, 2003 (Unaudited)

Shares                           Description                       Market Value*
================================================================================
EQUITIES:                                                                 94.73%
================================================================================
AUSTRALIA:                                                                 1.13%
--------------------------------------------------------------------------------
Financial Services
        2,602,211   Australia & New Zealand                       $   28,216,207
                    Banking Group Ltd.
                                                                  --------------
Total Australian Stocks (Cost $19,298,751)                            28,216,207
                                                                  --------------
================================================================================
AUSTRIA:                                                                   0.45%
--------------------------------------------------------------------------------
Energy Sources
          105,600   OMV AG                                            11,394,561
                                                                  --------------
Total Austrian Stocks (Cost $9,171,383)                               11,394,561
                                                                  --------------
================================================================================
CANADA:                                                                   11.17%
--------------------------------------------------------------------------------
Autos & Auto Parts
        1,048,038   Magna International Inc.                          54,719,622
                    (Note A, p. 3)

Banking
        3,200,940   Bank of Nova Scotia (Note A, p. 3)               113,043,540
          903,900   Royal Bank of Canada                              35,144,833

Energy Sources
        1,520,600   Petro-Canada                                      51,735,166
          104,100   Talisman Energy Inc. (Note A, p. 3)                4,136,799

Transportation-Road & Rail
          485,000   Canadian National Railway Co.                     20,708,866
                    (Note A, p. 3)
                                                                  --------------
Total Canadian Stocks (Cost $266,528,657)                            279,488,826
                                                                  --------------
================================================================================
FRANCE:                                                                   15.94%
--------------------------------------------------------------------------------
Automobiles
        1,834,380   Peugeot S.A. (Note A, p. 3)                       71,671,014

Banking
        1,585,000   BNP Paribas S.A. (Note A, p. 3)                   63,413,478
        1,197,260   Societe Generale (Note A, p. 3)                   61,761,729

Building Materials
        3,081,200   Compagnie de Saint-Gobain                         85,082,711

Health & Personal Care
          833,000   Aventis S.A. (Note A, p. 3)                       36,532,658

Insurance
        2,128,000   Assurances Generales de France                    56,279,296
                    AGF (Note A, p. 3)

Telecommunications
        3,000,000   Orange S.A. (Note B, p. 3)                        24,037,806
                                                                  --------------
Total French Stocks (Cost $455,351,368)                              398,778,692
                                                                  --------------
================================================================================
GERMANY:                                                                   4.86%
--------------------------------------------------------------------------------
Automobiles
        1,887,500   Volkswagen AG (Stamm)                             60,083,614
                    (Notes A & C, p. 3)

Building Materials
          901,300   HeidelbergerCement AG                             25,939,377
                    (Note A, p. 3)

Insurance
          336,700   AMB Generali Holding AG                           12,002,649
                    (Note A, p. 3)
          749,100   Hannover Rueckversicherungs AG                    14,666,699
                    (Notes A & B, p. 3)

Merchandising
          429,514   Metro AG (Vorzug) (Note A, p. 3)                   8,802,812
                                                                  --------------
Total German Stocks (Cost $178,655,523)                              121,495,151
                                                                  --------------
================================================================================
IRELAND:                                                                   4.27%
--------------------------------------------------------------------------------
Banking
        3,145,973   Allied Irish Banks plc                            43,281,329
        5,958,400   Bank of Ireland                                   63,591,429
                                                                  --------------
Total Irish Stocks (Cost $98,771,610)                                106,872,758
                                                                  --------------
================================================================================
ITALY:                                                                     4.83%
--------------------------------------------------------------------------------
Banking
        1,971,200   Banco Popolare di Verona e                        22,348,597
                    Novara Scrl

Energy Sources
        7,268,740   ENI S.p.A. (Note A, p. 3)                         96,989,963

Food & Household Products
          809,692   Parmalat Finanziaria S.p.A.                        1,615,315
                    (Note A, p. 3)
                                                                  --------------
Total Italian Stocks (Cost $102,090,190)                             120,953,875
                                                                  --------------
================================================================================
JAPAN:                                                                    16.89%
--------------------------------------------------------------------------------
Automobiles
        2,100,000   Honda Motor Co., Ltd.                             70,251,959
       13,300,000   Nissan Motor Co., Ltd.                            88,985,814
                    (Note A, p. 3)

Data Processing
        2,973,000   Canon Inc.                                       104,240,694

Electrical & Electronics
          470,100   Futaba Corp.                                       9,097,425
          807,000   Hitachi Maxell Ltd.                               12,179,327
          730,000   Nichicon Corp., Ltd.                               8,606,055

Financial Services
        1,238,900   Promise Co., Ltd.                                 34,625,196
        1,226,170   Takefuji Corp. (Note A, p. 3)                     58,673,390

Food & Household Products
        3,732,000   Nippon Meat Packers Inc.                          35,905,585
                    (Note A, p. 3)

*     See Note 1, page 33 in Notes to Financial Statements.


                                    Schedule of Investments--Stock Portfolios  1

================================================================================
Shares                           Description                        Market Value
================================================================================
Recreation
              100   Yamaha Corp.                                  $        1,131
                                                                  --------------
Total Japanese Stocks (Cost $513,425,403)                            422,566,576
                                                                  --------------
================================================================================
LUXEMBOURG:                                                                2.72%
--------------------------------------------------------------------------------
Metal-Steel
        7,741,513   Arcelor (Notes A & B, p. 3)                       68,007,691
                                                                  --------------
Total Luxembourg Stocks (Cost $85,801,555)                            68,007,691
                                                                  --------------
================================================================================
NETHERLANDS:                                                               4.30%
--------------------------------------------------------------------------------
Chemicals
        2,793,800   DSM N.V.                                         107,633,657
                                                                  --------------
Total Netherlands Stocks (Cost $111,442,798)                         107,633,657
                                                                  --------------
================================================================================
SPAIN:                                                                     2.13%
--------------------------------------------------------------------------------
Construction & Housing
        2,865,919   Grupo Dragados S.A. (Note A, p. 3)                53,206,513
                                                                  --------------
Total Spanish Stocks (Cost $42,466,326)                               53,206,513
                                                                  --------------
================================================================================
SWEDEN:                                                                    5.91%
--------------------------------------------------------------------------------
Appliances & Household Durables
        4,716,000   Electrolux AB (Class B)                           74,888,960

Automobiles
        1,215,000   Autoliv Inc.                                      23,669,111

Paper & Forest Products
        1,560,000   Svenska Cellulosa AB                              49,268,586
                                                                  --------------
Total Swedish Stocks (Cost $157,481,419)                             147,826,657
                                                                  --------------
================================================================================
UNITED KINGDOM:                                                           20.13%
--------------------------------------------------------------------------------
Banking
        4,750,000   Lloyds TSB Group plc                              24,155,391

Building Materials
        6,200,000   Wolseley plc                                      50,133,293

Construction & Housing
        4,600,000   George Wimpey plc                                 17,326,498
        2,800,000   Persimmon plc                                     16,626,868

Health & Personal Care
        2,220,000   GlaxoSmithKline plc                               39,022,287

Insurance
        4,700,000   Aviva plc (Note A, p. 3)                          26,127,936
       32,525,183   Royal & Sun Alliance Insurance                    35,057,988
                    Group plc

Leisure & Tourism
        8,534,600   Six Continents plc                                81,209,120
        4,500,000   Whitbread plc                                     37,239,889

Merchandising
       15,702,913   Safeway plc                                       64,664,976

Paper & Forest Products
        2,139,600   Rexam plc                                         11,928,117

================================================================================
Quantity                         Description                        Market Value
================================================================================
Telecommunications
       56,200,000   Vodafone Group plc                               100,295,013
                                                                  --------------
Total United Kingdom Stocks
(Cost $642,689,470)                                                  503,787,376
                                                                  --------------
Total Equities (Cost $2,683,174,453)                               2,370,228,540
                                                                  --------------
================================================================================
REPURCHASE AGREEMENT:                                                      0.97%
--------------------------------------------------------------------------------
       24,259,000   State Street Bank & Trust Co.,                    24,259,000
                    Repurchase Agreement, dated
                    03/31/03, 1.00%, maturing 04/01/03
                    for $24,259,674, collateral 17,380,000
                    principal amount U.S. Treasury Bond,
                    8.00%, 11/15/21, value $24,744,775
                                                                  --------------
Total Repurchase Agreement (Cost $24,259,000)                         24,259,000
                                                                  --------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $2,707,433,453)               95.70%      $2,394,487,540
(Note D, p. 3)
Cash and Other Assets, Less Liabilities                4.30          107,537,158
(Note E, p. 3)                                       ------       --------------
Net Assets (Equivalent to $13.28
per share based on 188,357,290
shares of capital stock outstanding)                 100.00%      $2,502,024,698
                                                     ======       ==============
================================================================================
LONG STOCK INDEX FUTURES CONTRACTS
--------------------------------------------------------------------------------
                                                                    Unrealized
                                             Contract              Appreciation/
Quantity        Description                   Amount              (Depreciation)
--------------------------------------------------------------------------------
1,800        DJ Euro Stoxx 50             $   38,358,195          $  (2,315,691)
             Index, June 2003
740          FTSE 100 Index,                  27,903,100             (1,848,728)
             June 2003
180          Japanese TSE                  1,386,000,000                144,823
             Topix, June 2003
                                                                  -------------
Total Long Stock Index Futures Contracts                          $  (4,019,596)
                                                                  -------------
================================================================================
FOREIGN CURRENCIES
--------------------------------------------------------------------------------
Quantity             Description                                    Market Value
--------------------------------------------------------------------------------
    1,456,029        Australian Dollar                            $      880,533
    2,229,973        British Pound                                     3,521,796
   14,290,966        Canadian Dollar                                   9,724,392
   30,283,530        Euro                                             33,013,588
    3,479,624        Hong Kong Dollar                                    446,137
5,094,915,724        Japanese Yen                                     43,149,826
        6,482        New Zealand Dollar                                    3,591
        7,555        Norwegian Krone                                       1,039
    1,233,242        Singapore Dollar                                    698,899
    9,564,245        Swedish Krona                                     1,129,204
        9,058        Swiss Franc                                           6,692
                                                                  --------------
Total Foreign Currencies                                          $   92,575,697
                                                                  --------------


2  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

================================================================================
(A) Represents entire or partial security position out on loan or securities contractually obligated to be loaned at a future date.

(B)   Non-income-producing security

(C)   Explanation of abbreviations:

      Stamm-German Ordinary Share
      Vorzug-German Preference Share

(D) At March 31, 2003, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $92,498,015 and gross unrealized depreciation of investments was $405,443,928, resulting in net unrealized depreciation of $312,945,913 (excluding foreign currency transactions).

(E)   Includes $5,886,810 (euro), $434,470 (Japanese yen) and $3,506,046
      (British pounds) U.S. dollar equivalents pledged as collateral for futures transactions.

(F)   Allocation of assets by industry as of March 31, 2003:

      Appliances & Household Durables                                      2.99%
      Automobiles                                                         12.58
      Autos & Auto Parts                                                   2.19
      Banking                                                             17.05
      Building Materials                                                   6.44
      Chemicals                                                            4.30
      Construction & Housing                                               3.48
      Data Processing                                                      4.17
      Electrical & Electronics                                             1.19
      Energy Sources                                                       6.56
      Financial Services                                                   4.86
      Food & Household Products                                            1.50
      Health & Personal Care                                               3.02
      Insurance                                                            5.76
      Leisure & Tourism                                                    4.73
      Merchandising                                                        2.94
      Metal-Steel                                                          2.72
      Paper & Forest Products                                              2.45
      Telecommunications                                                   4.97
      Transportation-Road & Rail                                           0.83
      Repurchase Agreement                                                 0.97
      Cash and Other Assets, Less Liabilities                              4.30
                                                                         ------
      Total                                                              100.00%
                                                                         ======

See Notes to Financial Statements.

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                        International Value Portfolio II
                           March 31, 2003 (Unaudited)

Shares                           Description                       Market Value*
================================================================================
EQUITIES:                                                                 94.95%
================================================================================
AUSTRALIA:                                                                 1.12%
--------------------------------------------------------------------------------
Financial Services
        1,423,272   Australia & New Zealand                       $   15,432,775
                    Banking Group Ltd.
                                                                  --------------
Total Australian Stocks (Cost $12,779,906)                            15,432,775
                                                                  --------------
================================================================================
AUSTRIA:                                                                   0.56%
--------------------------------------------------------------------------------
Energy Sources
           71,356   OMV AG                                             7,699,529
                                                                  --------------
Total Austrian Stocks (Cost $6,321,603)                                7,699,529
                                                                  --------------
================================================================================
CANADA:                                                                   10.16%
--------------------------------------------------------------------------------
Autos & Auto Parts
          595,750   Magna International Inc.                          31,104,993
                    (Note A, p. 5)

Banking
        1,751,337   Bank of Nova Scotia (Note A, p. 5)                61,849,748
          499,900   Royal Bank of Canada                              19,436,776
                    (Note A, p. 5)

Energy Sources
          483,100   Petro-Canada                                      16,436,445
           60,700   Talisman Energy Inc. (Note A, p. 5)                2,412,140

Transportation-Road & Rail
          193,100   Canadian National Railway Co.                      8,245,118
                    (Note A, p. 5)
                                                                  --------------
Total Canadian Stocks (Cost $136,358,220)                            139,485,220
                                                                  --------------
================================================================================
FRANCE:                                                                   16.04%
--------------------------------------------------------------------------------
Automobiles
          989,900   Peugeot S.A.                                      38,676,357

Banking
          863,000   BNP Paribas S.A.                                  34,527,338
          656,700   Societe Generale (Note A, p. 5)                   33,876,458

Building Materials
        1,846,400   Compagnie de Saint-Gobain                         50,985,563

Health & Personal Care
          460,000   Aventis S.A. (Note A, p. 5)                       20,174,097

Insurance
        1,049,900   Assurances Generales de France AGF                27,766,745
                    (Note A, p. 5)

Telecommunications
        1,765,000   Orange S.A. (Note B, p. 5)                        14,142,243
                                                                  --------------
Total French Stocks (Cost $262,773,539)                              220,148,801
                                                                  --------------

*     See Note 1, page 33 in Notes to Financial Statements.


                                    Schedule of Investments--Stock Portfolios  3

================================================================================
Shares                           Description                        Market Value
================================================================================
GERMANY:                                                                   5.24%
--------------------------------------------------------------------------------
Automobiles
        1,092,800   Volkswagen AG (Stamm)                         $   34,786,423
                    (Notes A & C, p. 5)

Building Materials
          526,100   HeidelbergCement AG                               15,141,136

Insurance
          211,930   AMB Generali Holding AG                            7,554,860
          463,059   Hannover Rueckversicherungs AG                     9,066,276
                    (Notes A & B, p. 5)

Merchandising
          264,000   Metro AG (Vorzug) (Notes A & C, p. 5)              5,410,632
                                                                  --------------
Total German Stocks (Cost $118,077,200)                               71,959,327
                                                                  --------------
================================================================================
IRELAND:                                                                   4.45%
--------------------------------------------------------------------------------
Banking
        1,911,715   Allied Irish Banks plc                            26,300,787
        3,253,400   Bank of Ireland                                   34,722,133
                                                                  --------------
Total Irish Stocks (Cost $57,953,284)                                 61,022,920
                                                                  --------------
================================================================================
ITALY:                                                                     5.18%
--------------------------------------------------------------------------------
Banking
        1,128,900   Banco Popolare di Verona e                        12,798,971
                    Novara Scrl (Note A, p. 5)

Energy Sources
        4,221,050   ENI S.p.A. (Note A, p. 5)                         56,323,308

Food & Household Products
          990,200   Parmalat Finanziaria S.p.A.                        1,975,424
                    (Note A, p. 5)
                                                                  --------------
Total Italian Stocks (Cost $69,691,344)                               71,097,703
                                                                  --------------
================================================================================
JAPAN:                                                                    16.81%
--------------------------------------------------------------------------------
Automobiles
        1,178,300   Honda Motor Co., Ltd.                             39,418,039
        7,185,000   Nissan Motor Co., Ltd.                            48,072,412

Data Processing
        1,763,000   Canon Inc.                                        61,815,117

Electrical & Electronics
          255,600   Futaba Corp.                                       4,946,398
          606,800   Hitachi Maxell Ltd.                                9,157,888
          369,300   Nichicon Corp., Ltd.                               4,353,721

Financial Services
          506,500   Promise Co., Ltd.                                 14,155,833
          521,800   Takefuji Corp.                                    24,968,622

Food & Household Products
        2,470,000   Nippon Meat Packers Inc.                          23,763,879
                                                                  --------------
Total Japanese Stocks (Cost $287,274,149)                            230,651,909
                                                                  --------------
================================================================================
LUXEMBOURG:                                                                2.93%
--------------------------------------------------------------------------------
Metal-Steel
        4,574,698   Arcelor (Notes A & B, p. 5)                       40,187,012
                                                                  --------------
Total Luxembourg Stocks (Cost $51,072,648)                            40,187,012
                                                                  --------------
================================================================================
NETHERLANDS:                                                               3.95%
--------------------------------------------------------------------------------
Chemicals
        1,408,400   DSM N.V.                                          54,259,877
                                                                  --------------
Total Netherlands Stocks (Cost $56,742,416)                           54,259,877
                                                                  --------------
================================================================================
SPAIN                                                                      1.93%
--------------------------------------------------------------------------------
Construction & Housing
        1,423,027   Grupo Dragados S.A.                               26,418,857
                    (Note B, p. 5)
                                                                  --------------
Total Spanish Stocks (Cost $21,861,240)                               26,418,857
                                                                  --------------
================================================================================
SWEDEN:                                                                    5.28%
--------------------------------------------------------------------------------
Appliances & Household Durables
        2,591,900   Electrolux AB (Class B)                           41,158,756
                    (Note A, p. 5)

Automobiles
          260,000   Autoliv Inc. (Note A, p. 5)                        5,064,995

Paper & Forest Products
          830,000   Svenska Cellulosa AB                              26,213,415
                    (Notes A & B, p. 5)
                                                                  --------------
Total Swedish Stocks (Cost $76,698,518)                               72,437,166
                                                                  --------------
================================================================================
UNITED KINGDOM:                                                           21.30%
--------------------------------------------------------------------------------
Banking
        3,129,100   Lloyds TSB Group plc                              15,912,554

Building Materials
        3,440,400   Wolseley plc                                      27,819,126

Construction & Housing
        3,311,800   George Wimpey plc                                 12,474,325
        2,000,000   Persimmon plc                                     11,876,335

Health & Personal Care
        1,194,000   GlaxoSmithKline plc                               20,987,662

Insurance
        2,475,000   Aviva plc (Note A, p. 5)                          13,758,860
       17,185,236   Royal & Sun Alliance Insurance                    18,523,486
                    Group plc

Leisure & Tourism
        4,688,200   Six Continents plc                                44,609,542
        2,480,000   Whitbread plc                                     20,523,317

Merchandising
       11,420,546   Safeway plc                                       47,030,085

Paper & Forest Products
        1,188,200   Rexam plc                                          6,624,130

Telecommunications
       29,267,800   Vodafone Group plc                                52,231,573
                                                                  --------------
Total United Kingdom Stocks (Cost $374,780,138)                      292,370,995
                                                                  --------------
Total Equities (Cost $1,532,384,205)                               1,303,172,091
                                                                  --------------


4  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

================================================================================
Quantity                         Description                        Market Value
================================================================================
REPURCHASE AGREEMENT:                                                      1.24%
--------------------------------------------------------------------------------
       17,046,000   State Street Bank & Trust Co.,                $   17,046,000
                    Repurchase Agreement,
                    dated 03/31/03, 1.00%,
                    maturing 4/01/03 for
                    $17,046,474, collateral
                    12,950,000 principal amount
                    U.S. Treasury Bond, 7.50%, 11/15/16,
                    value $17,390,089
                                                                  --------------
Total Repurchase Agreement
(Cost $17,046,000)                                                    17,046,000
                                                                  --------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $1,549,430,205)               96.19%      $1,320,218,091
(Note D, below)
Cash and Other Assets, Less Liabilities                3.81           52,277,385
(Note E, below)                                      ------       --------------
Net Assets (Equivalent to $12.15
per share based on 112,976,616
shares of capital stock outstanding)                 100.00%      $1,372,495,476
                                                     ======       ==============
================================================================================
LONG STOCK INDEX FUTURES CONTRACTS
--------------------------------------------------------------------------------
                                                                    Unrealized
                                                Contract           Appreciation/
Quantity            Description                  Amount           (Depreciation)
--------------------------------------------------------------------------------
1,000            DJ Euro Stoxx 50            $  21,310,109        $  (1,286,495)
                 Index, June 2003
400              FTSE 100 Index,                15,086,000           (1,004,435)
                 June 2003
80               Japanese TSE                  616,000,000               64,366
                 Topix, June 2003
                                                                  -------------
Total Long Stock Index Futures Contracts                          $  (2,226,564)
                                                                  -------------
================================================================================
FOREIGN CURRENCIES
--------------------------------------------------------------------------------
Quantity           Description                                      Market Value
--------------------------------------------------------------------------------
    690,017        Australian Dollar                              $      417,288
  1,304,885        British Pound                                       2,060,804
 18,182,843        Canadian Dollar                                    12,372,648
 29,183,198        Euro                                               31,814,062
  3,614,113        Hong Kong Dollar                                      463,380
688,003,774        Japanese Yen                                        5,826,837
      8,082        New Zealand Dollar                                      4,477
        957        Norwegian Krone                                           132
      9,944        Singapore Dollar                                        5,635
  4,203,364        Swedish Krona                                         496,271
      6,480        Swiss Franc                                             4,787
                                                                  --------------
Total Foreign Currencies                                          $   53,466,321
                                                                  --------------
================================================================================

(A) Represents entire or partial security position out on loan or securities contractually obligated to be loaned at a future date.

(B)   Non-income-producing security

(C)   Explanation of abbreviations:

      Stamm-German Ordinary Share
      Vorzug-German Preference Share

(D) At March 31, 2003, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $33,935,462 and gross unrealized depreciation of investments was $263,147,576, resulting in net unrealized depreciation of $229,212,114 (excluding foreign currency transactions).

(E)   Includes $3,270,450 (euro), $193,098 (Japanese yen) and $1,895,160
      (British pounds) U.S. dollar equivalents pledged as collateral for futures transactions.

(F)   Allocation of assets by industry as of March 31, 2003:

      Appliances & Household Durables                                      3.00%
      Automobiles                                                         12.10
      Autos & Auto Parts                                                   2.27
      Banking                                                             17.44
      Building Materials                                                   6.84
      Chemicals                                                            3.95
      Construction & Housing                                               3.70
      Data Processing                                                      4.50
      Electrical & Electronics                                             1.34
      Energy Sources                                                       6.04
      Financial Services                                                   3.97
      Food & Household Products                                            1.88
      Health & Personal Care                                               3.00
      Insurance                                                            5.59
      Leisure & Tourism                                                    4.75
      Merchandising                                                        3.82
      Metal-Steel                                                          2.93
      Paper & Forest Products                                              2.39
      Telecommunications                                                   4.84
      Transportation-Road & Rail                                           0.60
      Repurchase Agreement                                                 1.24
      Cash and Other Assets, Less Liabilities                              3.81
                                                                         ------
      Total                                                              100.00%
                                                                         ======

See Notes to Financial Statements.


                                    Schedule of Investments--Stock Portfolios  5

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                        Emerging Markets Value Portfolio
                           March 31, 2003 (Unaudited)

Shares                           Description                       Market Value*
================================================================================
EQUITIES:                                                                 96.94%
================================================================================
ARGENTINA:                                                                 2.50%
--------------------------------------------------------------------------------
Energy
        4,085,000   Perez Companc S.A. (Class B)                  $    2,844,727
                    (Note A, p. 9)

Metal-Steel
        2,567,536   Tenaris S.A. (Note A, p. 9)                        5,916,778

Real Estate
        3,590,027   IRSA Inversiones y                                 2,862,359
                    Representaciones S.A.

Utilities-Electric, Gas & Water
        3,143,000   Central Costanera S.A. (Class B)                   2,527,088
                     (Note A, p. 9)
                                                                  --------------
Total Argentine Stocks (Cost $25,173,534)                             14,150,952
                                                                  --------------
================================================================================
BRAZIL:                                                                    9.33%
--------------------------------------------------------------------------------
Banking
    1,887,878,612 Banco Bradesco S.A. (PFD)                            6,602,923
                    (Notes A & B, p. 9)

Beverage & Tobacco
        1,400,000   Souza Cruz S.A.                                    8,137,579

Energy Sources
          913,000   Petroleo Brasileiros S.A. (PFD)                   12,725,503
                    (Note B, p. 9)

Metal-Steel
          187,600   Gerdau S.A. ADR (Note B, p. 9)                     1,737,664

Paper & Forest Products
      323,423,014   Votorantim Cellulose Papel                        12,338,457
                    S.A. (PFD) (Note B, p. 9)

Telecommunications
       16,415,000   Celular CRT Participacoes S.A.                     1,617,339
                    (PFD) (Note B, p. 9)
      364,717,000   Telesp-Telecomunicacoes de Sao                     3,385,327
                    Paulo S.A. (PFD) (Note B, p. 9)

Utilities-Electric, Gas & Water
      969,857,300   Centrais Eletricas Brasileiras S.A.                5,311,054
      551,944,000   Companhia Paranaense de                            1,011,372
                    Energia
                                                                  --------------
Total Brazilian Stocks (Cost $50,890,738)                             52,867,218
                                                                  --------------
================================================================================
CHILE:                                                                     2.09%
--------------------------------------------------------------------------------
Banking
          650,000   Banco Santander Chile S.A. ADR                    11,869,325
                    (Note B, p. 9)
                                                                  --------------
Total Chilean Stocks (Cost $12,183,362)                               11,869,325
                                                                  --------------
================================================================================
CHINA:                                                                     8.23%
--------------------------------------------------------------------------------
Chemicals
       18,920,000   Beijing Yanhua Petrochemical                       2,353,038
                    Co., Ltd. (Note A, p. 9)
       43,500,000   Shanghai Petrochemical Co.,                        7,306,284
                    Ltd. (Note A, p. 9)

Energy Sources
       62,000,000   China Petroleum & Chemical                        12,400,874
                    Corp.
       22,939,000   Yanzhou Coal Mining Co., Ltd.                      9,117,425

Expressways
       35,047,000   Jiangsu Expressway Co., Ltd.                      11,570,819

Textiles & Apparel
          794,000   Texwinca Holdings Ltd.                               585,362

Utilities-Electric, Gas & Water
       15,000,000   Shandong International Power                       3,327,158
                    Development Co., Ltd.
                                                                  --------------
Total Chinese Stocks (Cost $36,851,432)                               46,660,960
                                                                  --------------
================================================================================
CZECH REPUBLIC:                                                            1.41%
--------------------------------------------------------------------------------
Banking
           60,000   Komercni Banka A.S.                                4,026,503

Utilities-Electric, Gas & Water
        1,186,600   CEZ                                                3,941,118
                                                                  --------------
Total Czech Republic Stocks (Cost $7,275,192)                          7,967,621
                                                                  --------------
================================================================================
GREECE:                                                                    0.31%
--------------------------------------------------------------------------------
Transportation-Shipping
          938,600   Attica Enterprises Holding S.A.                    1,739,465
                                                                  --------------
Total Greek Stocks (Cost $6,358,851)                                   1,739,465
                                                                  --------------
================================================================================
INDIA:                                                                     4.01%
--------------------------------------------------------------------------------
Automobiles
          390,107   Bajaj Auto Ltd.                                    3,940,919

Banking
        2,529,558   ICICI Bank Ltd. (Note A, p. 9)                     7,136,358
            8,800   ICICI Bank Ltd. ADR                                   49,674
                    (Notes A & B, p. 9)

Building Materials
          450,000   Grasim Industries                                  3,134,267

Chemicals
          556,280   Indo Gulf Fertilisers &                              436,913
                    Chemicals Corp., Ltd. (Note A, p. 9)

Energy Sources
          650,000   Bharat Petroleum Corp., Ltd.                       3,039,859

Machinery & Engineering
          512,555   Ashok Leyland Ltd.                                 1,052,530
          235,000   Ashok Leyland Ltd. GDR                             1,333,625
                    (Notes A & B, p. 9)

*     See Note 1, page 33 in Notes to Financial Statements.


6  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

================================================================================
Shares                           Description                        Market Value
================================================================================
Metal-Steel
          231,783   Hindalco Industries Ltd.                      $    2,609,271
                                                                  --------------
Total Indian Stocks (Cost $19,200,586)                                22,733,416
                                                                  --------------
================================================================================
INDONESIA:                                                                 5.74%
--------------------------------------------------------------------------------
Banking
       46,363,000   PT Bank Central Asia                              11,458,586

Beverage & Tobacco
        4,220,000   PT Gudang Garam Tbk                                3,508,173

Building Materials
          688,000   PT Semen Gresik Tbk                                  575,813

Chemicals
       24,861,000   PT Indorama Synthetics (Note A, p. 9)              1,173,018

Retail
       54,180,000   PT Matahari Putra Prima Tbk                        2,282,480

Telecommunications
       33,180,000   PT Telekomunikasi Indonesia (Local)               13,512,048
                                                                  --------------
Total Indonesian Stocks (Cost $33,104,627)                            32,510,118
                                                                  --------------
================================================================================
ISRAEL:                                                                    3.71%
--------------------------------------------------------------------------------
Banking
        3,999,600   Bank Hapoalim Ltd. (Note A, p. 9)                  5,644,992
        5,638,800   Bank Leumi Le-Israel (Note A, p. 9)                5,585,383

Chemicals
        6,500,000   Israel Chemicals Ltd.                              6,691,644

Electrical & Electronics
        1,560,000   Scitex Corp., Ltd. (Note A, p. 9)                  2,948,400

Multi-Industry
            7,640   Koor Industries Ltd. (Note A, p. 9)                  104,418

Retail
           40,100   Supersol Ltd.                                         61,377
                                                                  --------------
Total Israeli Stocks (Cost $32,421,867)                               21,036,214
                                                                  --------------
================================================================================
MALAYSIA:                                                                  6.70%
--------------------------------------------------------------------------------
Automobiles
       10,757,000   Tan Chong Motor Holdings                           2,972,329
                    Berhad
        2,750,000   UMW Holdings Berhad                                5,572,368

Banking
        8,812,500   Public Bank Berhad (Foreign)                       5,867,270

Construction
          327,000   IJM Corp., Berhad                                    385,516
        4,125,000   Road Builder Holdings Berhad                       2,985,197

Leisure & Tourism
        4,602,000   Berjaya Land Berhad                                  962,787

Mining
        1,313,800   Malaysia Mining Corp., Berhad                        708,761

Real Estate
        1,212,000   IOI Properties Berhad                              1,754,211
        4,308,500   S P Setia Berhad Group                             2,551,085

Utilities-Electric, Gas & Water
       10,574,000   Malakoff Berhad                                   11,130,526
        4,220,352   YTL Power International Berhad                     3,109,733
                                                                  --------------
Total Malaysian Stocks (Cost $37,683,107)                             37,999,783
                                                                  --------------
================================================================================
MEXICO:                                                                    8.61%
--------------------------------------------------------------------------------
Beverage & Tobacco
          243,000   Panamerican Beverages Inc.                         5,268,240

Building Materials
        3,313,954   Cemex S.A. de C.V.                                11,606,064

Chemicals
        3,832,200   Cydsa S.A. (Note A, p. 9)                            462,182

Financial Services
        6,550,000   Grupo Financiero Banorte S.A.                     15,191,576
                    de C.V.

Food & Household Products
        4,150,000   Grupo Minsa S.A. de C.V.                             981,770
                    (Note A, p. 9)

Merchandising
        1,868,900   Controladora Comercial                               884,255
                    Mexicana S.A. de C.V.

Metal-Nonferrous
        2,511,144   Grupo Mexico S.A. (NVP)                            2,967,991
                    (Notes A & B, p. 9)

Metal-Steel
          830,800   Grupo Industrial Saltillo S.A.                     1,125,307
                    de C.V.
        1,926,000   Hylsamex S.A. (Note A, p. 9)                         882,683

Paper & Forest Products
           66,400   Corp Durango S.A. ADR                                 62,662
                    (Notes A & B, p. 9)

Telecommunications
          316,150   Telefonos de Mexico S.A. ADR                       9,377,167
                    (Note B, p. 9)
                                                                  --------------
Total Mexican Stocks (Cost $70,927,250)                               48,809,897
                                                                  --------------
================================================================================
PHILIPPINES:                                                               2.79%
--------------------------------------------------------------------------------
Banking
        3,191,740   Equitable PCI Bank (Note A, p. 9)                  1,371,509
        8,489,900   Metropolitan Bank & Trust Co.                      4,599,852

Real Estate
       79,064,000   Ayala Land Inc.                                    6,720,994
        9,700,000   SM Prime Holdings                                    906,119

Utilities-Electric, Gas & Water
        9,427,400   Manila Electric Co. (Note A, p. 9)                 2,201,635
                                                                  --------------
Total Philippine Stocks (Cost $30,036,411)                            15,800,109
                                                                  --------------


                                    Schedule of Investments--Stock Portfolios  7

================================================================================
Shares                           Description                        Market Value
================================================================================
POLAND:                                                                    0.92%
================================================================================
Energy Sources
        1,276,000   Polski Koncern Naftowy Orlen S.A.             $    5,197,366
                                                                  --------------
Total Polish Stocks (Cost $5,694,944)                                  5,197,366
                                                                  --------------
================================================================================
PORTUGAL:                                                                  0.00%
--------------------------------------------------------------------------------
Banking
                1   Banco Comercial Portuguese S.A.                            1
                                                                  --------------
Total Portuguese Stocks (Cost $0)                                              1
                                                                  --------------
================================================================================
SOUTH AFRICA:                                                             11.20%
--------------------------------------------------------------------------------
Banking
        2,827,146   ABSA Group Ltd.                                   10,527,808

Broadcasting & Publishing
          594,350   Primedia Ltd. (Note A, p. 9)                         361,348
          929,750   Primedia Ltd. (Series N) (Note A, p. 9)              435,723

Chemicals
        2,297,000   AECI Ltd.                                          6,662,525

Construction & Housing
        4,700,000   Murray & Roberts Holdings Ltd.                     6,488,835

Food & Household Products
          635,500   Tongaat-Hulett Group Ltd.                          2,841,402

Health & Personal Care
       10,840,000   Network Healthcare Holdings Ltd.                   3,981,710

Insurance
        8,971,800   Sanlam Ltd.                                        6,909,164

Machinery & Engineering
          516,000   Barloworld Ltd.                                    3,104,457

Merchandising
        5,353,700   Shoprite Holdings Ltd.                             3,831,288

Paper & Forest Products
        1,445,000   Sappi Ltd.                                        16,838,292

Telecommunications
          402,650   Telkom SA Ltd. (Note A, p. 9)                      1,486,650
                                                                  --------------
Total South African Stocks (Cost $58,382,753)                         63,469,202
                                                                  --------------
================================================================================
SOUTH KOREA:                                                              12.60%
--------------------------------------------------------------------------------
Automobiles
          340,000   Hyundai Mobis                                      5,231,814
          380,000   Hyundai Motor Co., Ltd.                            7,290,168

Banking
          216,200   Kookmin Bank                                       5,115,524
        1,345,000   Shinhan Financial                                 11,073,941

Construction & Housing
          500,000   Daelim Industrial Co., Ltd.                        6,994,404
          370,000   LG Engineering & Construction                      4,347,722
                    Corp.

Electrical & Electronics
           17,250   LG Electronics Inc.                                  552,938

Financial Services
          124,670   Kookmin Credit Card Co., Ltd.                      1,146,047
                    (Note A, p. 9)

Food & Household Products
           13,620   Lotte Confectionery Co., Ltd.                      4,278,705

Insurance
          112,000   Samsung Fire & Marine                              4,440,608
                    Insurance Co., Ltd.

Merchandising
           65,000   Shinsegae Co., Ltd.                                6,624,700

Metal-Steel
          108,000   POSCO                                              8,503,597

Utilities-Electric, Gas & Water
          367,000   Korea Electric Power Corp.                         5,251,239
           41,880   Seoul City Gas Co., Ltd.                             552,374
                                                                  --------------
Total South Korean Stocks (Cost $84,945,138)                          71,403,781
                                                                  --------------
================================================================================
TAIWAN:                                                                    6.87%
--------------------------------------------------------------------------------
Banking
        8,120,000   Chinatrust Financial Holding                       6,435,158
                    Co., Ltd. (Note A, p. 9)

Building Materials
       12,577,775   Asia Cement Corp.                                  4,929,618

Electrical & Electronics
        6,246,331   Acer Inc.                                          5,724,303
       12,241,600   Compal Electronics Inc.                           12,206,322
        4,260,000   Gigabyte Technology Co., Ltd.                      5,770,029

Electronic Components & Instruments
        9,225,000   Ritek Corp.                                        3,841,535
                                                                  --------------
Total Taiwanese Stocks (Cost $52,926,628)                             38,906,965
                                                                  --------------
================================================================================
THAILAND:                                                                  6.33%
--------------------------------------------------------------------------------
Banking
       18,250,000   Siam Commercial Bank Public (PFD)                 14,053,203
                    Co., Ltd. (Foreign) (Notes A & B, p. 9)

Chemicals
        5,073,500   National Petrochemical Public                      5,919,379
                    Co., Ltd. (Foreign)

Energy Sources
       12,560,000   PTT Public Co., Ltd. (Foreign)                    12,602,497
                    (PFD) (Note B, p. 9)

Food & Household Products
        1,304,300   Saha Pathana Inter-Holding                         2,373,945
                    Ltd. (Foreign)
        2,082,500   Thai Union Frozen Products                           942,725
                    Co., Ltd.
                                                                  --------------
Total Thai Stocks (Cost $25,736,128)                                  35,891,749
                                                                  --------------
================================================================================
TURKEY:                                                                    3.59%
--------------------------------------------------------------------------------
Appliances & Household Durables
    2,880,000,000 Vestel Electronik (Note A, p. 9)                     5,456,135

Automobiles
      325,500,000   Ford Otomotiv Sanayi A.S.                          2,893,544
                    (Note A, p. 9)


8  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

================================================================================
Quantity                         Description                        Market Value
================================================================================
Banking
    1,720,682,900 Akbank T.A.S.                                   $    4,513,595
           10,499   Turkiye Garanti Bankasi A.S.                              10

Energy Sources
      881,250,000   Tupras-Turkiye Petrol                              4,006,850
                    Rafinerileri A.S.
      680,000,000   Tupras-Turkiye Petrol                              3,091,810
                    Rafinerileri A.S.

Miscellaneous Materials
       21,000,000   Brisa Bridgestone Sabanci                            403,964
                    Lastik San. Ve Tic A.S.
                                                                  --------------
Total Turkish Stocks (Cost $25,178,318)                               20,365,908
                                                                  --------------
Total Equities (Cost $614,970,866)                                   549,380,050
                                                                  --------------
================================================================================
REPURCHASE AGREEMENT:                                                      0.74%
--------------------------------------------------------------------------------
        4,188,000   State Street Bank & Trust Co.,                     4,188,000
                    Repurchase Agreement, dated 03/31/03,
                    1.00% maturing 04/01/03 for $4,188,116
                    collateral 3,515,000 principal amount
                    U.S. Treasury Bond, 6.25%, 05/15/30,
                    value $4,274,718
                                                                  --------------
Total Repurchase Agreement (Cost $4,188,000)                           4,188,000
                                                                  --------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $619,158,866)             97.68%          $  553,568,050
(Note C, below)
Cash and Other Assets, Less Liabilities            2.32               13,166,849
                                                 ------           --------------
Net Assets (Equivalent to $14.35
per share based on 39,490,503
shares of capital stock outstanding)             100.00%          $  566,734,899
                                                 ======           ==============
================================================================================
FOREIGN CURRENCIES
--------------------------------------------------------------------------------
Quantity           Description                                      Market Value
--------------------------------------------------------------------------------
     2,124,064     Argentine Peso                                 $      714,571
     6,169,456     Brazilian Real                                      1,853,246
        94,812     Czech Koruna                                            3,230
        97,533     Euro                                                  106,325
    10,546,760     Hong Kong Dollar                                    1,352,244
   229,562,470     Indian Rupee                                        4,834,930
 6,491,091,026     Indonesian Rupiah                                     729,213
     5,239,705     Israeli Shekel                                      1,115,424
     7,170,163     Malaysian Ringgit                                   1,886,885
       566,106     Mexican Peso                                           52,519
     8,093,586     New Taiwan Dollar                                     233,245
    43,234,318     Philippine Peso                                       807,741
       586,349     Polish Zloty                                          143,012
       103,937     Singapore Dollar                                       58,903
     1,672,440     South African Rand                                    211,833
            13     South Korean Won                                            0
     9,866,200     Thailand Baht                                         230,223
28,878,567,784     Turkish Lira                                           16,834
                                                                  --------------
Total Foreign Currencies                                          $   14,350,378
                                                                  --------------
================================================================================
(A)   Non-income-producing security

(B)   Explanation of abbreviations:

      ADR-American Depository Receipts
      PFD-Preference Shares
      GDR-Global Depository Receipts
      NVP-Non-Voting Preference Shares

(C) At March 31, 2003, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $78,518,586 and gross unrealized depreciation of investments was $144,109,402, resulting in net unrealized depreciation of $65,590,816 (excluding foreign currency transactions).

(D)   Allocation of assets by industry as of March 31, 2003:

      Appliances & Household Durables                                      0.96%
      Automobiles                                                          4.92
      Banking                                                             20.46
      Beverage & Tobacco                                                   2.99
      Broadcasting & Publishing                                            0.14
      Building Materials                                                   3.57
      Chemicals                                                            5.47
      Construction                                                         0.60
      Construction & Housing                                               3.15
      Electrical & Electronics                                             4.80
      Electronic Components & Instruments                                  0.68
      Energy                                                               0.50
      Energy Sources                                                      10.97
      Expressways                                                          2.04
      Financial Services                                                   2.88
      Food & Household Products                                            2.02
      Health & Personal Care                                               0.70
      Insurance                                                            2.00
      Leisure & Tourism                                                    0.17
      Machinery & Engineering                                              0.97
      Merchandising                                                        2.00
      Metal-Nonferrous                                                     0.52
      Metal-Steel                                                          3.67
      Mining                                                               0.13
      Miscellaneous Materials                                              0.07
      Multi-Industry                                                       0.02
      Paper & Forest Products                                              5.16
      Real Estate                                                          2.61
      Retail                                                               0.41
      Telecommunications                                                   5.18
      Textiles/Apparel                                                     0.10
      Transportation-Shipping                                              0.31
      Utilities-Electric, Gas & Water                                      6.77
      Repurchase Agreement                                                 0.74
      Cash and Other Assets, Less Liabilities                              2.32
                                                                         ------
      Total                                                              100.00%
                                                                         ======

See Notes to Financial Statements.


                                    Schedule of Investments--Stock Portfolios  9

                        Sanford C. Bernstein Fund, Inc.

                                 MARCH 31, 2003

Schedule of Investments
To the Semiannual Report
For the Taxable Bond
Portfolios

Intermediate Duration
Short Duration Plus
U.S. Government Short Duration

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                        Intermediate Duration Portfolio
                           March 31, 2003 (Unaudited)

Principal Amount                 Description                       Market Value*
================================================================================
SHORT-TERM INVESTMENTS:                                                   49.74%
--------------------------------------------------------------------------------
U.S. Treasury Bills: 39.64%
$  424,670,000   United States Treasury Bills                    $   424,551,093
                 1.14%, 04/10/2003
   190,825,000   United States Treasury Bills                        190,727,467
                 1.17%, 04/17/2003
   273,420,000   United States Treasury Bills                        272,904,603
                 1.18%, 05/29/2003
                                                                 ---------------
Total U.S. Treasury Bills (Cost $888,183,163)                        888,183,163
                                                                 ---------------
Repurchase Agreement: 10.10%
   226,228,000   State Street Bank & Trust Co.,                      226,228,000
                 Repurchase Agreement, dated
                 03/31/03, 1.15%, maturing
                 04/01/03 for $226,235,227
                 collateralized by $230,700,000,
                 FHLBs and FNMAs,
                 0.00% to 4.00%, due 04/01/03
                 to 02/15/05, value
                 $230,757,000 (Note A, p. 11)
                                                                 ---------------
Total Repurchase Agreement
(Cost $226,228,000)                                                  226,228,000
                                                                 ---------------
Total Short-Term Investments
(Cost $1,114,411,163)                                              1,114,411,163
                                                                 ---------------
================================================================================
U.S. TREASURY NOTES:                                                       5.47%
--------------------------------------------------------------------------------
    31,680,000   2.25%, 07/31/2004                                    32,097,067
    83,850,000   4.625%, 05/15/2006                                   90,387,701
         5,000   3.25%, 08/15/2007                                         5,139
                                                                 ---------------
Total U.S. Treasury Notes (Cost $121,546,187)                        122,489,907
                                                                 ---------------
================================================================================
U.S. TREASURY BOND:                                                        5.65%
--------------------------------------------------------------------------------
   117,033,000   5.375%, 02/15/2031                                  126,633,451
                                                                 ---------------
Total U.S. Treasury Bond (Cost $126,244,451)                         126,633,451
                                                                 ---------------
================================================================================
U.S. GOVERNMENT AGENCY:                                                    4.78%
--------------------------------------------------------------------------------
    62,980,000   Federal National Mortgage                            63,418,845
                 Association,
                 1.875%, 12/15/2004
    36,935,000   Federal Home Loan Mortgage Corp.,                    37,176,038
                 1.875%, 01/15/2005
     2,240,000   Federal Home Loan Bank,                               2,236,261
                 1.625%, 04/15/2005
     2,790,000   Federal Home Loan Bank,                               2,810,481
                 2.50%, 03/15/2006
     1,480,000   Federal Home Loan Mortgage Corp.,                     1,486,092
                 2.375%, 04/15/2006
        35,000   Federal National Mortgage                                34,751
                 Association,
                 4.375%, 03/15/2013
                                                                 ---------------
Total U.S. Government Agency
(Cost $106,456,253)                                                  107,162,468
                                                                 ---------------
================================================================================
MORTGAGE PASS-THROUGHS:                                                   44.56%
--------------------------------------------------------------------------------
   103,710,000   Federal National Mortgage                           108,474,230
                 Association Pool TBA,
                 6.00%, 04/25/2018,
                 (Notes A & B, p. 11)
    53,840,000   Federal National Mortgage                            55,741,198
                 Association Pool TBA,
                 5.50%, 05/25/2018,
                 (Notes A & B, p. 11)
   189,065,000   Federal Home Loan Mortgage                          193,023,643
                 Corp. Pool TBA,
                 5.00%, 06/15/2018,
                 (Notes A & B, p. 11)
    24,615,000   Federal National Mortgage                            24,730,395
                 Association Pool TBA,
                 4.50%, 06/25/2018,
                 (Notes A & B, p. 11)
       134,532   Federal National Mortgage                               144,665
                 Association Pool #252971,
                 7.50%, 09/01/2022
            22   Federal Home Loan Mortgage                                   24
                 Corp. Pool #C80297,
                 8.50%, 05/01/2025
       369,014   Federal National Mortgage                               394,572
                 Association Pool #313119,
                 7.50%, 10/01/2026
         8,570   Government National Mortgage                              9,385
                 Association Pool #442121,
                 8.50%, 11/15/2026
       717,214   Federal National Mortgage                               766,447
                 Association Pool #351721,
                 7.50%, 02/01/2027
       398,586   Federal National Mortgage                               426,191
                 Association Pool #367732,
                 7.50%, 02/01/2027
        18,757   Government National Mortgage                             19,963
                 Association Pool #780651,
                 7.00%, 10/15/2027
       448,364   Federal National Mortgage                               478,306
                 Association Pool #456545,
                 7.50%, 06/01/2029
       320,418   Federal National Mortgage                               341,816
                 Association Pool #514184,
                 7.50%, 09/01/2029
        11,392   Federal National Mortgage                                12,153
                 Association Pool #516472,
                 7.50%, 09/01/2029

*     See Note 1, page 33 in Notes to Financial Statements.


                             Schedule of Investments--Taxable Bond Portfolios  1

================================================================================
Principal Amount                 Description                        Market Value
================================================================================
$    1,330,400   Federal National Mortgage                       $     1,419,244
                 Association Pool #190303,
                 7.50%, 11/01/2029
       340,957   Federal National Mortgage                               363,726
                 Association Pool #323998,
                 7.50%, 11/01/2029
        65,399   Federal National Mortgage                                69,766
                 Association Pool #522769,
                 7.50%, 12/01/2029
        55,545   Federal National Mortgage                                59,254
                 Association Pool #252981,
                 7.50%, 01/01/2030
        66,846   Federal National Mortgage                                71,310
                 Association Pool #522897,
                 7.50%, 01/01/2030
       512,513   Federal National Mortgage                               546,738
                 Association Pool #535117,
                 7.50%, 01/01/2030
     1,519,751   Federal National Mortgage                             1,621,239
                 Association Pool #253037,
                 7.50%, 02/01/2030
       617,649   Federal National Mortgage                               658,895
                 Association Pool #539087,
                 7.50%, 02/01/2030
        17,617   Federal National Mortgage                                18,787
                 Association Pool #528009,
                 7.50%, 03/01/2030
       255,426   Federal National Mortgage                               272,578
                 Association Pool #535193,
                 7.50%, 03/01/2030
       471,323   Federal National Mortgage                               502,536
                 Association Pool #535334,
                 7.50%, 06/01/2030
        37,596   Federal National Mortgage                                40,085
                 Association Pool #541792,
                 7.50%, 06/01/2030
       213,859   Federal National Mortgage                               228,022
                 Association Pool #536279,
                 7.50%, 07/01/2030
       506,372   Federal National Mortgage                               539,906
                 Association Pool #545065,
                 7.50%, 12/01/2030
       120,466   Federal National Mortgage                               128,444
                 Association Pool #535714,
                 7.50%, 01/01/2031
       177,196   Federal National Mortgage                               188,931
                 Association Pool #573716,
                 7.50%, 01/01/2031
       370,120   Federal National Mortgage                               394,631
                 Association Pool #569972,
                 7.50%, 03/01/2031
       941,433   Federal National Mortgage                             1,003,377
                 Association Pool #253712,
                 7.50%, 04/01/2031
       545,504   Federal National Mortgage                               581,630
                 Association Pool #571990,
                 7.50%, 04/01/2031
     1,219,774   Federal National Mortgage                             1,301,231
                 Association Pool #545086,
                 7.50%, 07/01/2031
       390,135   Federal National Mortgage                               415,805
                 Association Pool #591018,
                 7.50%, 08/01/2031
       526,383   Federal National Mortgage                               561,018
                 Association Pool #591218,
                 7.50%, 08/01/2031
     1,309,285   Federal National Mortgage                             1,395,433
                 Association Pool #608081,
                 7.50%, 10/01/2031
        72,811   Federal National Mortgage                                77,601
                 Association Pool #610075,
                 7.50%, 10/01/2031
     1,185,278   Federal National Mortgage                             1,264,431
                 Association Pool #618205,
                 7.50%, 10/01/2031
       829,402   Federal National Mortgage                               884,329
                 Association Pool #545304,
                 7.50%, 11/01/2031
       183,877   Federal National Mortgage                               196,054
                 Association Pool #545448,
                 7.50%, 02/01/2032
       723,466   Federal National Mortgage                               771,067
                 Association Pool #627932,
                 7.50%, 02/01/2032
       188,111   Federal National Mortgage                               200,569
                 Association Pool #545546,
                 7.50%, 03/01/2032
       676,048   Federal National Mortgage                               720,819
                 Association Pool #545562,
                 7.50%, 03/01/2032
       961,878   Federal National Mortgage                             1,025,164
                 Association Pool #628887,
                 7.50%, 03/01/2032
    43,560,000   Federal Home Loan Mortgage                           45,125,459
                 Corp. Pool TBA,
                 6.00%, 04/15/2033,
                 (Notes A & B, p. 11)
    69,760,000   Government National Mortgage                         73,248,000
                 Association Pool TBA,
                 6.50%, 04/15/2033,
                 (Notes A & B, p. 11)
   135,680,000   Federal National Mortgage                           141,531,200
                 Association Pool TBA,
                 6.50%, 04/25/2033,
                 (Notes A & B, p. 11)
    59,940,000   Federal National Mortgage                            63,180,476
                 Association Pool TBA,
                 7.00%, 04/25/2033,
                 (Notes A & B, p. 11)
   126,075,000   Federal Home Loan Mortgage                          128,438,906
                 Corp. Pool TBA,
                 5.50%, 05/15/2033,
                 (Notes A & B, p. 11)


2  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

================================================================================
Principal Amount                 Description                        Market Value
================================================================================
$  139,837,000   Federal National Mortgage                       $   144,600,128
                 Association Pool TBA,
                 6.00%,05/25/2033,
                 (Notes A & B, p. 11)
                                                                 ---------------
Total Mortgage Pass-Throughs
(Cost $997,114,979)                                                  998,209,777
                                                                 ---------------
================================================================================
AEROSPACE/DEFENSE:                                                         0.11%
--------------------------------------------------------------------------------
       150,000   Hexcel Corp., Rule 144A,                                157,125
                 9.875%, 10/01/2008,
                 Callable 04/01/2006 @ 104.94
     1,080,000   TransDigm,                                            1,142,100
                 10.375%, 12/01/2008,
                 Callable 12/01/2003 @ 105.19
       675,000   Sequa Corp., Senior Note,                               669,938
                 9.00%, 08/01/2009
       430,000   K & F Industries Inc., Senior                           457,950
                 Subordinated Note Series B,
                 9.625%, 12/15/2010,
                 Callable 12/15/2006 @ 104.81
                                                                 ---------------
Total Aerospace/Defense (Cost $2,366,474)                              2,427,113
                                                                 ---------------
================================================================================
AUTOMOTIVE:                                                                0.47%
--------------------------------------------------------------------------------
     5,715,000   DaimlerChrysler AG,                                   5,801,319
                 4.75%, 01/15/2008
       520,000   AutoNation Inc.,                                        551,200
                 9.00%, 08/01/2008
       775,000   Dura Operating Corp. Series D,                          635,500
                 9.00%, 05/01/2009,
                 Callable 05/01/2004 @ 104.5
       395,000   Lear Corp. Series B,                                    429,563
                 8.11%, 05/15/2009
       795,000   Dana Corp.,                                             816,863
                 10.125%, 03/15/2010,
                 Callable 03/15/2006 @ 105.06
       260,000   Cummins Inc., Senior Note,                              269,100
                 Rule 144A,
                 9.50%, 12/01/2010,
                 Callable 12/01/2006 @ 104.75
       345,000   Collins & Aikman Products Co.,                          334,926
                 Senior Note, Rule 144A,
                 10.75%, 12/31/2011,
                 Callable 12/31/2006 @ 105.37
       500,000   United Auto Group Inc.,                                 490,000
                 9.625%, 03/15/2012,
                 Callable 03/15/2007 @ 104.81
        55,000   Stoneridge Inc.,                                         56,100
                 11.50%, 05/01/2012,
                 Callable 05/01/2007 @ 105.75
       510,000   TRW Automotive, Senior Note,                            512,550
                 Rule 144A,
                 9.375%, 02/15/2013,
                 Callable 02/15/2008 @ 104.69
       515,000   TRW Automotive, Senior                                  516,287
                 Subordinated Note, Rule 144A,
                 11.00%, 02/15/2013,
                 Callable 02/15/2008 @ 105.5
                                                                 ---------------
Total Automotive (Cost $10,429,103)                                   10,413,408
                                                                 ---------------
================================================================================
BANKING:                                                                   4.62%
--------------------------------------------------------------------------------
    13,645,000   Washington Mutual Finance Corp.,                     14,975,538
                 6.25%, 05/15/2006
     2,785,000   National City Corp.,                                  2,771,275
                 3.20%, 04/01/2008
    13,995,000   Citigroup Inc., Subordinated                         16,605,501
                 Note, Global Bond,
                 7.25%, 10/01/2010
     7,460,000   J.P. Morgan Chase & Co.,                              8,274,975
                 6.75%, 02/01/2011
     8,585,000   US Bank NA, Subordinated Note,                        9,716,366
                 6.375%, 08/01/2011
     7,255,000   Bank of America Corp., Senior Note,                   8,151,036
                 6.25%, 04/15/2012
     2,645,000   M&T Bank Corp., Subordinated Note,                    2,670,366
                 3.85%, 04/01/2013,
                 Callable 04/01/2008 @ 100
    10,125,000   Great Western Financial Trust II,                    11,391,334
                 Series A, 8.206%, 02/01/2027,
                 Callable 02/01/2007 @ 104.1
     6,000,000   Barclays Bank plc,                                    6,956,622
                 7.375%, 06/15/2049
     8,675,000   Unicredito Italiano Capital                          10,812,971
                 Trust II, Rule 144A,
                  9.20%, 10/29/2049,
                 Callable 10/05/2010 @ 100
     4,725,000   Abbey National plc,                                   5,950,334
                 8.963%, 12/29/2049,
                 Callable 06/30/2030 @ 100
     3,625,000   HSBC Capital Funding LP,                              5,187,752
                 Rule 144A, 10.176%, 12/31/2049,
                 Callable 06/30/2030 @ 100
                                                                 ---------------
Total Banking (Cost $93,447,807)                                     103,464,070
                                                                 ---------------
================================================================================
BROADCASTING/MEDIA:                                                        0.73%
--------------------------------------------------------------------------------
     4,360,000   Clear Channel Communications Inc.,                    4,440,996
                 Senior Note,
                 4.625%, 01/15/2008
     1,050,000   Paxson Communications Corp.,                          1,144,500
                 10.75%, 07/15/2008,
                 Callable 07/15/2005 @ 105.38
       335,000   Young Broadcasting Inc. Class A,                        355,938
                 8.50%, 12/15/2008,
                 Callable 12/15/2005 @ 104.25
       315,000   Paxson Communications Corp.,                            253,575
                 12.25%, 01/15/2009,
                 Callable 01/15/2006 @ 106.12


                             Schedule of Investments--Taxable Bond Portfolios  3

================================================================================
Principal Amount                 Description                        Market Value
================================================================================
$      825,000   American Media Operations Inc.,                 $       895,125
                 Senior Subordinated Note, Rule 144A,
                 10.25%, 05/01/2009,
                 Callable 05/01/2004 @ 105.12
       175,000   Young Broadcasting Inc. Class A,                        186,375
                 10.00%, 03/01/2011,
                 Callable 03/01/2006 @ 105
       315,000   Emmis Communications Corp.,                             270,900
                 Senior Discount Note Class A,
                 12.50%, 03/15/2011,
                 Callable 03/15/2006 @ 106.25
       370,000   PRIMEDIA Inc.,                                          374,625
                 8.875%, 05/15/2011,
                 Callable 05/15/2006 @ 104.44
       535,000   Radio One Inc. Series B,                                584,487
                 8.875%, 07/01/2011,
                 Callable 07/01/2006 @ 104.44
     1,020,000   Sinclair Broadcast Group Inc.,                        1,088,850
                 Senior Subordinated Note,
                 Rule 144A, Class A,
                 8.75%, 12/15/2011,
                 Callable 12/15/2006 @ 104.38
       600,000   Corus Entertainment Inc.,                               627,750
                 Senior Subordinated Note,
                 8.75%, 03/01/2012,
                 Callable 03/01/2007 @ 104.38
       960,000   Allbritton Communications Co.,                          981,600
                 Senior Subordinated Note,
                 7.75%, 12/15/2012,
                 Callable 12/15/2007 @ 103.88
     1,675,000   Time Warner Entertainment Co.,                        1,963,110
                 Senior Debenture,
                 8.375%, 03/15/2023
     3,250,000   News America Holdings, Rule 144A,                     3,140,303
                 6.55%, 03/15/2033
                                                                 ---------------
Total Broadcasting/Media (Cost $15,962,215)                           16,308,134
                                                                 ---------------
================================================================================
BUILDING/REAL ESTATE:                                                      0.72%
--------------------------------------------------------------------------------
     3,215,000   Vornado Realty Trust,                                 3,317,231
                 5.625%, 06/15/2007
       545,000   Werner Holdings Co., Inc.                               553,175
                 Series A, 10.00%, 11/15/2007,
                 Callable 06/06/2003 @ 105
     1,425,000   LNR Property Corp., Senior                            1,499,812
                 Subordinated Note,
                 10.50%, 01/15/2009,
                 Callable 01/15/2004 @ 105.38
       695,000   KB HOME, Senior Subordinated                            712,375
                 Note, 7.75%, 02/01/2010,
                 Callable 02/01/2007 @ 103.88
        95,000   Ryland Group Inc., Senior Note,                         106,875
                 9.75%, 09/01/2010,
                 Callable 09/01/2005 @ 104.88
       855,000   Meritage Corp.,                                         906,300
                 9.75%, 06/01/2011,
                 Callable 06/01/2006 @ 104.88
       610,000   Schuler Homes Inc.,                                     667,950
                 10.50%, 07/15/2011,
                 Callable 07/15/2006 @ 105.25
       245,000   Beazer Homes USA Inc.,                                  257,862
                 8.375%, 04/15/2012,
                 Callable 04/15/2007 @ 104.19
       300,000   Associated Materials Inc.,                              322,500
                 9.75%, 04/15/2012,
                 Callable 04/15/2007 @ 104.88
       340,000   M.D.C. Holdings Inc.,                                   356,150
                 7.00%, 12/01/2012
     3,125,000   EOP Operating LP,                                     3,256,922
                 5.875%, 01/15/2013
     1,255,000   Lennar Corp.,                                         1,288,662
                 5.95%, 03/01/2013
     2,385,000   ERP Operating LP,                                     2,389,419
                 5.20%, 04/01/2013
       430,000   William Lyon Homes Inc.,                                426,775
                 10.75%, 04/01/2013,
                 Callable 04/01/2008 @ 105.38
                                                                 ---------------
Total Building/Real Estate (Cost $15,648,818)                         16,062,008
                                                                 ---------------
================================================================================
CABLE:                                                                     2.16%
--------------------------------------------------------------------------------
       340,000   Coaxial Communications Inc.,                            341,275
                 10.00%, 08/15/2006,
                 Callable 04/03/2003 @ 105
     7,910,000   Comcast Cable Communications Inc.,                    8,420,646
                 6.20%, 11/15/2008
     1,200,000   Echostar DBS Corp., Senior Note,                      1,284,000
                 9.375%, 02/01/2009,
                 Callable 02/01/2004 @ 104.69
       860,000   Insight Midwest Holdings LLC,                           892,250
                 Senior Note, Rule 144A,
                 9.75%, 10/01/2009,
                 Callable 10/01/2004 @ 104.88
     1,265,000   CSC Holdings Inc., Senior                             1,274,487
                 Note, Series B,
                 7.625%, 04/01/2011
     1,305,000   PanAmSat Corp.,                                       1,350,675
                 8.50%, 02/01/2012,
                 Callable 02/01/2007 @ 104.25
     3,085,000   Cox Communications Inc.,                              3,514,392
                 7.125%, 10/01/2012
     2,310,000   CSC Holdings Inc.,                                    2,425,500
                 Senior Subordinated Debenture,
                 9.875%, 02/15/2013,
                 Callable 04/03/2003 @ 104.8
       830,000   DirecTV Holdings, Senior Note,                          919,225
                 Rule 144A,
                 8.375%, 03/15/2013,
                 Callable 03/15/2008 @ 104.19


4  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

================================================================================
Principal Amount                 Description                        Market Value
================================================================================
$      470,000   Mediacom Broadband LLC,                         $       527,575
                 11.00%, 07/15/2013,
                 Callable 07/15/2006 @ 105.5
     3,725,000   AT&T Broadband Corp.,                                 4,702,403
                 9.455%, 11/15/2022
    17,575,000   Time Warner Inc. Debenture,                          20,224,062
                 9.15%, 02/01/2023
     2,525,000   Comcast Corp. Class A,                                2,592,700
                 7.05%, 03/15/2033
                                                                 ---------------
Total Cable (Cost $45,485,240)                                        48,469,190
                                                                 ---------------
================================================================================
CHEMICALS:                                                                 0.28%
--------------------------------------------------------------------------------
       495,000   Lyondell Chemical Co.,                                  497,475
                 9.875%, 05/01/2007,
                 Callable 05/01/2004 @ 104.94
       795,000   Georgia Gulf Corp.,                                     862,575
                 10.375%, 11/01/2007,
                 Callable 11/01/2003 @ 105.19
       210,000   Millennium America Inc.,                                227,850
                 9.25%, 06/15/2008
     1,020,000   Equistar Chemicals LP,                                  989,400
                 10.125%, 09/01/2008
     1,130,000   Huntsman International LLC,                           1,209,100
                 9.875%, 03/01/2009,
                 Callable 03/01/2006 @ 104.94
       960,000   Lyondell Chemical Co.,                                  897,600
                 10.875%, 05/01/2009,
                 Callable 05/01/2004 @ 105.44
       600,000   FMC Corp., Rule 144A,                                   663,000
                 10.25%, 11/01/2009,
                 Callable 11/01/2006 @ 105.12
       735,000   Resolution Performance                                  779,100
                 Products, Senior Subordinated Note,
                 13.50%, 11/15/2010,
                 Callable 11/15/2005 @ 106.75
       125,000   Airgas Inc.,                                            138,437
                 9.125%, 10/01/2011,
                 Callable 10/01/2006 @ 104.56
                                                                 ---------------
Total Chemicals (Cost $6,054,482)                                      6,264,537
                                                                 ---------------
================================================================================
COMMUNICATIONS:                                                            1.23%
--------------------------------------------------------------------------------
     4,100,000   Telus Corp.,                                          4,346,000
                 7.50%, 06/01/2007
     5,220,000   Sprint Capital Corp.,                                 5,376,600
                 7.625%, 01/30/2011
     5,280,000   AT&T Corp., Senior Note, Rule 144A,                   5,693,292
                 7.80%, 11/15/2011
     7,475,000   Verizon Global Funding Corp.,                         8,848,045
                 7.375%, 09/01/2012
     2,635,000   Vodafone Group plc,                                   3,266,004
                 7.875%, 02/15/2030
                                                                 ---------------
Total Communications (Cost $25,078,012)                               27,529,941
                                                                 ---------------
================================================================================
COMMUNICATIONS-FIXED:                                                      0.30%
--------------------------------------------------------------------------------
        80,000   Alaska Communications Systems                            70,800
                 Group Inc.,
                 9.375%, 05/15/2009,
                 Callable 05/15/2004 @ 104.69
       365,000   FairPoint Communications Inc.,                          385,075
                 Senior Note, Rule 144A,
                 11.875%, 03/01/2010,
                 Callable 03/01/2007 @ 105.94
     4,930,000   British Telecommunications plc,                       6,348,755
                 8.875%, 12/15/2030
                                                                 ---------------
Total Communications-Fixed
(Cost $6,483,115)                                                      6,804,630
                                                                 ---------------
================================================================================
COMMUNICATIONS-MOBILE:                                                     0.69%
--------------------------------------------------------------------------------
     5,420,000   Verizon Wireless Inc.,                                5,799,644
                 5.375%, 12/15/2006
       860,000   Triton PCS Inc.,                                        791,200
                 11.00%, 05/01/2008,
                 Callable 05/01/2003 @ 105.5
     3,120,000   Nextel Communications Inc.,                           3,291,600
                 Senior Serial Note,
                 9.375%, 11/15/2009,
                 Callable 11/15/2004 @ 104.69
       825,000   Triton PCS Inc.,                                        701,250
                 8.75%, 11/15/2011,
                 Callable 11/15/2006 @ 104.38
     4,320,000   AT&T Wireless Services Inc.,                          4,970,929
                 Senior Note,
                 8.75%, 03/01/2031
                                                                 ---------------
Total Communications-Mobile (Cost $13,919,718)                        15,554,623
                                                                 ---------------
================================================================================
CONSUMER MANUFACTURING:                                                    0.23%
--------------------------------------------------------------------------------
       760,000   Sealy Mattress Co., Senior                              786,600
                 Subordinated Note Series B,
                 9.875%, 12/15/2007,
                 Callable 06/06/2003 @ 104.94
       675,000   Salton Inc.,                                            681,750
                 Senior Subordinated Note,
                 12.25%, 04/15/2008,
                 Callable 04/15/2005 @ 106.12
       895,000   Applica Inc.,                                           939,750
                 Senior Subordinated Note,
                 10.00%, 07/31/2008,
                 Callable 07/31/2003 @ 105
       355,000   St. John Knits International Inc.,                      367,425
                 12.50%, 07/01/2009,
                 Callable 07/01/2004 @ 106.25
       400,000   Collins & Aikman Floor Cover                            388,000
                 Series B, 9.75%, 02/15/2010,
                 Callable 02/15/2006 @ 104.88
       940,000   Jostens Inc., Senior                                  1,078,650
                 Subordinated Note Class A,
                 12.75%, 05/01/2010,
                 Callable 05/01/2005 @ 106.38


                             Schedule of Investments--Taxable Bond Portfolios  5

================================================================================
Principal Amount                 Description                        Market Value
================================================================================
$      520,000   Playtex Products Inc.,                          $       566,800
                 9.375%, 06/01/2011,
                 Callable 06/01/2006 @ 104.69
       385,000   Central Garden & Pet Co.,                               404,250
                 Senior Subordinated Note, Rule 144A,
                 9.125%, 02/01/2013,
                 Callable 02/01/2008 @ 104.56
                                                                 ---------------
Total Consumer Manufacturing
(Cost $5,098,639)                                                      5,213,225
                                                                 ---------------
================================================================================
CONTAINERS:                                                                0.05%
--------------------------------------------------------------------------------
       430,000   Silgan Holdings Inc., Senior                            447,200
                 Subordinated Debenture Class B,
                 9.00%, 06/01/2009,
                 Callable 04/03/2003 @ 104.5
       600,000   Greif Bros. Corp.,                                      628,500
                 8.875%, 08/01/2012,
                 Callable 08/01/2007 @ 104.44
                                                                 ---------------
Total Containers (Cost $1,067,029)                                     1,075,700
                                                                 ---------------
================================================================================
ENERGY:                                                                    1.54%
--------------------------------------------------------------------------------
     4,965,000   Conoco Funding Co.,                                   5,411,478
                 5.45%, 10/15/2006
       365,000   Range Resources Corp.,                                  371,388
                 8.75%, 01/15/2007,
                 Callable 04/03/2003 @ 102.92
       510,000   Pride Petroleum Services Inc.,                          531,675
                 Senior Note,
                 9.375%, 05/01/2007,
                 Callable 06/06/2003 @ 103.12
       690,000   Grey Wolf Inc., Senior Note,                            715,875
                 8.875%, 07/01/2007,
                 Callable 06/06/2003 @ 104.44
       160,000   Frontier Oil Corp., Senior Note,                        176,800
                 11.75%, 11/15/2009,
                 Callable 11/15/2004 @ 105.88
       500,000   Grant Prideco Inc., Senior                              536,250
                 Note, Rule 144A,
                 9.00%, 12/15/2009,
                 Callable 12/15/2006 @ 104.5
       305,000   Northwest Pipelines Corp.,                              320,250
                 Senior Note, Rule 144A,
                 8.125%, 03/01/2010,
                 Callable 03/01/2007 @ 104.06
       465,000   Southern Natural Gas Co.,                               492,900
                 Senior Note, Rule 144A,
                 8.875%, 03/15/2010,
                 Callable 03/15/2007 @ 104.44
       975,000   CITGO Petroleum Corp., Senior                         1,026,188
                 Note, Rule 144A,
                 11.375%, 02/01/2011,
                 Callable 02/01/2007 @ 105.69
       360,000   Chesapeake Energy Corp.,                                381,600
                 8.125%, 04/01/2011,
                 Callable 04/01/2006 @ 104.06
       295,000   Westport Resources Corp.,                               316,387
                 8.25%, 11/01/2011,
                 Callable 11/01/2006 @ 104.12
       115,000   Westport Resources Corp., Rule                          122,763
                 144A, 8.25%, 11/01/2011,
                 Callable 11/01/2006 @ 104.12
       315,000   Chesapeake Energy Corp.,                                343,350
                 9.00%, 08/15/2012,
                 Callable 08/15/2007 @ 104.5
       370,000   Premcor Refining Group Inc.,                            399,600
                 Senior Note, Rule 144A,
                 9.50%, 02/01/2013,
                 Callable 02/01/2008 @ 104.75
       175,000   Chesapeake Energy Corp.,                                181,125
                 7.75%, 01/15/2015,
                 Callable 01/15/2008 @ 103.88
     7,350,000   Conoco Inc., Senior Note,                             8,353,885
                 6.95%, 04/15/2029
       600,000   Southern Natural Gas Co.,                               555,000
                 7.35%, 02/15/2031
     3,980,000   Kerr-McGee Corp.,                                     4,630,288
                 7.875%, 09/15/2031
     5,120,000   Devon Financing Corp. ULC,                            6,130,826
                 Rule 144A,
                 7.875%, 09/30/2031
     2,935,000   Devon Energy Corp.,                                   3,551,734
                 7.95%, 04/15/2032
                                                                 ---------------
Total Energy (Cost $31,927,021)                                       34,549,362
                                                                 ---------------
================================================================================
ENTERTAINMENT/LEISURE:                                                     0.11%
--------------------------------------------------------------------------------
     1,295,000   Six Flags Inc., Senior Note,                          1,262,625
                 9.75%, 06/15/2007
       180,000   Six Flags Inc., Senior                                  176,175
                 Discount Note,
                 10.00%, 04/01/2008,
                 Callable 04/03/2003 @ 105
       640,000   Universal City Development                              647,200
                 Partners, Senior Note, Rule 144A,
                 11.75%, 04/01/2010,
                 Callable 04/01/2007 @ 105.88
       400,000   Cinemark USA Inc., Senior                               427,000
                 Subordinated Note, Rule 144A,
                 9.00%, 02/01/2013,
                 Callable 02/01/2008 @ 104.5
                                                                 ---------------
Total Entertainment/Leisure (Cost $2,489,893)                          2,513,000
                                                                 ---------------
================================================================================
FINANCIAL:                                                                 5.35%
--------------------------------------------------------------------------------
     3,035,000   CIT Group Inc., Senior Note,                          3,040,839
                 4.125%, 02/21/2006
     5,000,000   MBNA America Bank,                                    5,379,760
                 6.50%, 06/20/2006
       815,000   Williams Scotsman Inc.,                                 796,663
                 9.875%, 06/01/2007,
                 Callable 04/03/2003 @ 104.94


6  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

================================================================================
Principal Amount                 Description                        Market Value
================================================================================
$    4,115,000   John Deere Capital Corp.,                       $     4,311,203
                 4.50%, 08/22/2007
     3,125,000   American General Finance                              3,255,538
                 Corp., Medium-Term Note Series H,
                 4.50%, 11/15/2007
     2,345,000   CIT Group Inc., Senior Note,                          2,399,690
                 5.50%, 11/30/2007
     4,865,000   Countrywide Home Loans Inc.,                          4,990,356
                 Medium-Term Note Series K,
                 4.25%, 12/19/2007
     9,520,000   Lehman Brothers Holdings Inc.,                        9,729,078
                 4.00%, 01/22/2008
     1,310,000   iStar Financial Inc., Senior Note,                    1,407,646
                 8.75%, 08/15/2008
     7,355,000   Household Finance Corp.,                              8,189,094
                 6.50%, 11/15/2008
    15,140,000   Ford Motor Credit Co.,                               14,335,869
                 7.375%, 10/28/2009
     1,695,000   CIT Group Inc., Senior Note,                          1,836,738
                 6.875%, 11/01/2009
    11,480,000   General Motors Acceptance Corp.,                     11,361,710
                 6.875%, 09/15/2011
     2,230,000   Ford Motor Credit Co.,                                2,049,722
                 7.25%, 10/25/2011
     3,350,000   Lehman Brothers Holdings Inc.,                        3,786,746
                 6.625%, 01/18/2012
     2,400,000   National Rural Utilities                              2,794,294
                 Cooperative Finance Corp.,
                 Medium-Term Note,
                 7.25%, 03/01/2012
     2,855,000   Household Finance Corp.,                              3,259,785
                 7.00%, 05/15/2012
       405,000   Western Financial Bank Subordinated                     406,012
                 Debenture, 9.625%, 05/15/2012,
                 Callable 05/15/2009 @ 100
     4,715,000   General Electric Capital                              4,946,436
                 Corp., Medium-Term Note Series A,
                 5.45%, 01/15/2013
     3,920,000   Goldman Sachs Group Inc.,                             3,979,584
                 5.25%, 04/01/2013
       725,000   PXRE Capital Trust I,                                   580,000
                 8.85%, 02/01/2027,
                 Callable 02/01/2007 @ 104.18
     2,190,000   General Motors Acceptance Corp.,                      2,138,193
                 8.00%, 11/01/2031
    10,170,000   General Electric Capital                             11,493,707
                 Corp., Medium-Term Note Series A,
                 6.75%, 03/15/2032
     5,580,000   Morgan Stanley Dean Witter & Co.,                     6,409,852
                 7.25%, 04/01/2032
     6,580,000   Goldman Sachs Group Inc.,                             6,624,455
                 6.125%, 02/15/2033
       510,000   Markel Capital Trust I Series B,                        433,129
                 8.71%, 01/01/2046,
                 Callable 01/01/2007 @ 104.36
                                                                 ---------------
Total Financial (Cost $115,588,535)                                  119,936,099
                                                                 ---------------
================================================================================
FOOD/BEVERAGE:                                                             0.18%
--------------------------------------------------------------------------------
       365,000   Dean Foods Co., Senior Note,                            390,979
                 8.15%, 08/01/2007
       635,000   B&G Foods Inc. Series D,                                657,225
                 9.625%, 08/01/2007,
                 Callable 04/03/2003 @ 104.81
       565,000   Dole Food Co., Inc., Senior Note,                       590,425
                 7.25%, 05/01/2009
       680,000   Swift & Co., Senior Note, Rule 144A,                    676,600
                 10.125%, 10/01/2009,
                 Callable 10/01/2006 @ 105.06
       110,000   Dole Food Co., Inc., Senior Note,                       114,950
                 Rule 144A,
                 8.875%, 03/15/2011,
                 Callable 03/15/2007 @ 104.44
       540,000   Del Monte Corp. Series B,                               578,475
                 9.25%, 05/15/2011,
                 Callable 05/15/2006 @ 104.62
       255,000   DIMON Inc. Series B,                                    280,500
                 9.625%, 10/15/2011,
                 Callable 10/15/2006 @ 104.81
       655,000   Del Monte Corp., Senior                                 697,575
                 Subordinated Note, Rule 144A,
                 8.625%, 12/15/2012,
                 Callable 12/15/2007 @ 104.31
                                                                 ---------------
Total Food/Beverage (Cost $3,833,259)                                  3,986,729
                                                                 ---------------
================================================================================
GAMING:                                                                    0.40%
--------------------------------------------------------------------------------
       220,000   Harrah's Operating Co. Inc.,                            235,950
                 7.875%, 12/15/2005
       585,000   Park Place Entertainment                                627,412
                 Corp., Senior Subordinated Note,
                 9.375%, 02/15/2007
       795,000   MGM Grand Inc.,                                         878,475
                 9.75%, 06/01/2007
       920,000   Mandalay Resort Group, Senior                           999,350
                 Subordinated Note Series B,
                 10.25%, 08/01/2007
       450,000   Station Casinos Inc., Senior Note,                      482,625
                 8.375%, 02/15/2008,
                 Callable 02/15/2005 @ 103.33
       575,000   Park Place Entertainment                                612,375
                 Corp., Senior Subordinated Note,
                 8.875%, 09/15/2008
       410,000   Ameristar Casinos Inc.,                                 446,900
                 10.75%, 02/15/2009
       415,000   Horseshoe Gaming Holding Corp.,                         439,900
                 8.625%, 05/15/2009,
                 Callable 05/15/2004 @ 104.31
       220,000   Boyd Gaming Corp.,                                      242,000
                 9.25%, 08/01/2009,
                 Callable 08/01/2005 @ 104.63
       480,000   Trump Holdings & Funding,                               462,000
                 Rule 144A,
                 11.625%, 03/15/2010,
                 Callable 03/15/2007 @ 108.72


                             Schedule of Investments--Taxable Bond Portfolios  7

================================================================================
Principal Amount                 Description                        Market Value
================================================================================
$      395,000   Riviera Holdings Corp.,                         $       342,663
                 11.00%, 06/15/2010,
                 Callable 06/15/2006 @ 105.5
       750,000   Venetian Casino Resort LLC,                             788,437
                 11.00%, 06/15/2010,
                 Callable 06/15/2006 @ 105.5
       380,000   Turning Stone Casino Resort                             399,000
                 Enterprise, Senior Note, Rule 144A,
                 9.125%, 12/15/2010,
                 Callable 12/15/2006 @ 104.56
        80,000   MGM Grand Inc.,                                          86,000
                 8.375%, 02/01/2011
       515,000   Sun International Hotels Ltd.,                          531,738
                 8.875%, 08/15/2011,
                 Callable 08/15/2006 @ 104.44
       370,000   Argosy Gaming Co., Senior                               394,975
                 Subordinated Note,
                 9.00%, 09/01/2011,
                 Callable 09/01/2006 @ 104.5
       580,000   Mohegan Tribal Gaming                                   603,925
                 Authority, Senior Subordinated Note,
                 8.00%, 04/01/2012,
                 Callable 04/01/2007 @ 104
       470,000   Boyd Gaming Corp., Senior                               475,875
                 Subordinated Note, Rule 144A,
                 7.75%, 12/15/2012,
                 Callable 12/15/2007 @ 103.88
                                                                 ---------------
Total Gaming (Cost $8,841,244)                                         9,049,600
                                                                 ---------------
================================================================================
HEALTHCARE:                                                                0.96%
--------------------------------------------------------------------------------
     1,895,000   HCA Inc.,                                             2,034,227
                 7.125%, 06/01/2006
     4,000,000   Bristol-Myers Squibb Co.,                             4,240,304
                 4.75%, 10/01/2006
     2,115,000   HCA Inc.,                                             2,275,169
                 7.00%, 07/01/2007
       325,000   AmerisourceBergen Corp.,                                352,625
                 Senior Note,
                 8.125%, 09/01/2008
       680,000   Hanger Orthopedic Group Inc.,                           731,000
                 10.375%, 02/15/2009,
                 Callable 02/15/2006 @ 105.19
       725,000   Triad Hospitals Inc., Senior                            786,625
                 Note Series B,
                 8.75%, 05/01/2009,
                 Callable 05/01/2005 @ 104.38
       170,000   Triad Hospitals Inc. Series B,                          188,700
                 11.00%, 05/15/2009,
                 Callable 05/15/2004 @ 105.5
       770,000   PacifiCare Health Systems Inc.,                         839,300
                 10.75%, 06/01/2009,
                 Callable 06/01/2006 @ 105.38
       765,000   Concentra Operating Corp.,                              830,025
                 13.00%, 08/15/2009,
                 Callable 04/03/2003 @ 113
       645,000   Extendicare Health Services Inc.,                       641,775
                 9.50%, 07/01/2010,
                 Callable 07/01/2006 @ 104.75
       340,000   Advanced Medical Optics Inc.,                           355,300
                 Senior Subordinated Note, Rule 144A,
                 9.25%, 07/15/2010,
                 Callable 7/15/2006 @104.63
       360,000   HCA Inc., Senior Note,                                  403,606
                 7.875%, 02/01/2011
       585,000   Omnicare Inc. Series B,                                 631,800
                 8.125%, 03/15/2011,
                 Callable 03/15/2006 @ 104.06
     3,605,000   Health Net Inc., Senior Note,                         4,220,817
                 8.375%, 04/15/2011
       690,000   Alliance Imaging Inc., Senior                           662,400
                 Subordinated Note,
                 10.375%, 04/15/2011,
                 Callable 04/15/2006 @ 105.19
       440,000   Ventas Realty LP,                                       473,000
                 9.00%, 05/01/2012
     1,970,000   Baxter International Inc.,                            1,913,552
                 Rule 144A,
                 4.625%, 03/15/2015
                                                                 ---------------
Total Healthcare (Cost $21,017,505)                                   21,580,225
                                                                 ---------------
================================================================================
HOTEL/LODGING:                                                             0.32%
--------------------------------------------------------------------------------
     1,035,000   Host Marriott LP, Senior Note,                        1,036,294
                 Series I, Rule 144A,
                 9.50%, 01/15/2007
     1,160,000   Intrawest Corp., Senior Note,                         1,206,400
                 9.75%, 08/15/2008,
                 Callable 08/15/2003 @ 104.88
       795,000   Corrections Corp. of America,                           860,588
                 9.875%, 05/01/2009,
                 Callable 05/01/2006 @ 104.94
       575,000   Vail Resorts Inc., Senior                               595,125
                 Subordinated Note, Rule 144A,
                 8.75%, 05/15/2009,
                 Callable 05/15/2004 @ 104.38
       215,000   MeriStar Hospitality Corp.,                             193,500
                 Senior Note, Rule 144A,
                 10.50%, 06/15/2009,
                 Callable 12/15/2005 @ 105.25
       275,000   MeriStar Hospitality Corp.,                             232,375
                 Rule 144A,
                 9.125%, 01/15/2011
       360,000   La Quinta Corp., Senior Note,                           363,150
                 Rule 144A,
                 8.875%, 03/15/2011,
                 Callable 03/15/2007 @ 104.44
       810,000   Felcor Lodging LP,                                      710,775
                 8.50%, 06/01/2011
       890,000   Extended Stay America Inc.,                             878,875
                 Senior Subordinated Note,
                 9.875%, 06/15/2011,
                 Callable 06/15/2006 @ 104.94


8  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

================================================================================
Principal Amount                 Description                        Market Value
================================================================================
$    1,090,000   Starwood Hotels & Resorts                       $     1,091,362
                 Worldwide Inc., Rule 144A,
                 7.875%, 05/01/2012
                                                                 ---------------
Total Hotel/Lodging (Cost $7,239,086)                                  7,168,444
                                                                 ---------------
================================================================================
INDUSTRIAL:                                                                0.43%
--------------------------------------------------------------------------------
     1,660,000   Service Corp. International,                          1,643,400
                 7.20%, 06/01/2006
       430,000   Box USA Holdings, Senior Note                           441,825
                 Series B, 12.00%, 06/01/2006,
                 Callable 04/03/2003 @ 104
       520,000   Flowserve Corp.,                                        579,800
                 12.25%, 08/15/2010,
                 Callable 08/15/2005 @ 106.12
       625,000   Terex Corp. Series B,                                   650,000
                 10.375%, 04/01/2011,
                 Callable 04/01/2006 @ 105.19
        35,000   TriMas Corp.,                                            35,525
                 9.875%, 06/15/2012,
                 Callable 06/15/2007 @ 104.94
       655,000   TriMas Corp., Rule 144A,                                664,825
                 9.875%, 06/15/2012,
                 Callable 06/15/2007 @ 104.94
       400,000   H&E Equipment Services LLC,                             307,000
                 11.125%, 06/15/2012,
                 Callable 06/15/2007 @ 105.56
       500,000   Rexnord Corp., Senior                                   533,750
                 Subordinated Note, Rule 144A,
                 10.125%, 12/15/2012,
                 Callable 12/15/2007 @ 105.06
       700,000   SPX Corp., Senior Note,                                 747,250
                 7.50%, 01/01/2013,
                 Callable 01/01/2008 @ 103.75
     4,020,000   General Electric Co.,                                 4,119,041
                 5.00%, 02/01/2013
                                                                 ---------------
Total Industrial (Cost $9,406,334)                                     9,722,416
                                                                 ---------------
================================================================================
INSURANCE:                                                                 0.28%
--------------------------------------------------------------------------------
     3,310,000   Anthem Inc.,                                          3,742,816
                 6.80%, 08/01/2012
       160,000   Fairfax Financial Holdings Ltd.,                         88,800
                 Senior Note,
                 7.375%, 04/15/2018
     2,170,000   MetLife Inc., Senior Note,                            2,311,041
                 6.50%, 12/15/2032
       170,000   Fairfax Financial Holdings Ltd.,                         90,950
                 Senior Note,
                 7.75%, 07/15/2037
                                                                 ---------------
Total Insurance (Cost $5,671,169)                                      6,233,607
                                                                 ---------------
================================================================================
METALS/MINING:                                                             0.12%
--------------------------------------------------------------------------------
     1,095,000   United States Steel LLC,                              1,073,100
                 Senior Note,
                 10.75%, 08/01/2008
       600,000   Steel Dynamics Inc.,                                    615,000
                 9.50%, 03/15/2009,
                 Callable 03/15/2006 @ 104.75
       535,000   Jorgensen Earle M. Co.,                                 553,725
                 9.75%, 06/01/2012,
                 Callable 06/01/2007 @ 104.88
       545,000   Peabody Energy Corp., Senior                            554,538
                 Note, Rule 144A,
                 6.875%, 03/15/2013,
                 Callable 03/15/2008 @ 103.44
                                                                 ---------------
Total Metals/Mining (Cost $2,805,850)                                  2,796,363
                                                                 ---------------
================================================================================
NON-AIR TRANSPORTATION:                                                    0.32%
--------------------------------------------------------------------------------
     5,930,000   CSX Corp., Debenture,                                 7,180,222
                 7.95%, 05/01/2027
                                                                 ---------------
Total Non-Air Transportation (Cost $7,090,466)                         7,180,222
                                                                 ---------------
================================================================================
PAPER/PACKAGING:                                                           0.87%
--------------------------------------------------------------------------------
     1,920,000   Owens-Brockway Glass                                  1,992,000
                 Container Inc.,
                 8.875%, 02/15/2009,
                 Callable 02/15/2006 @ 104.44
       470,000   Tembec Industries Inc., Senior Note,                    483,513
                 8.625%, 06/30/2009
       435,000   Norske Skog Canada Ltd.,                                445,875
                 8.625%, 06/15/2011,
                 Callable 06/15/2006 @ 104.31
        60,000   Plastipak Holdings Inc.,                                 62,400
                 10.75%, 09/01/2011,
                 Callable 09/01/2006 @ 105.37
       525,000   Plastipak Holdings Inc.,                                546,000
                 Senior Note, Rule 144A,
                 10.75%, 09/01/2011,
                 Callable 09/01/2006 @ 105.37
       320,000   Graphic Packaging Corp.,                                328,000
                 8.625%, 02/15/2012,
                 Callable 02/15/2007 @ 104.31
       650,000   Berry Plastics Corp., Senior                            689,000
                 Subordinated Note, Rule 144A,
                 10.75%, 07/15/2012,
                 Callable 07/15/2007 @ 105.38
       845,000   Smurfit-Stone Container Corp.,                          908,375
                 8.25%, 10/01/2012,
                 Callable 10/01/2007 @ 104.12
       730,000   MDP Acquisitions plc, Senior                            772,887
                 Note, Rule 144A,
                 9.625%, 10/01/2012,
                 Callable 10/01/2007 @ 104.81
     3,055,000   International Paper Co., Rule 144A,                   3,227,916
                 5.85%, 10/30/2012
     1,055,000   Georgia-Pacific Corp., Senior                         1,118,300
                 Note, Rule 144A,
                 9.375%, 02/01/2013,
                 Callable 02/01/2008 @ 104.69


                             Schedule of Investments--Taxable Bond Portfolios  9

================================================================================
Principal Amount                 Description                        Market Value
================================================================================
$      665,000   Anchor Glass Container Corp.,                   $       691,600
                 Rule 144A,
                 11.00%, 02/15/2013,
                 Callable 02/15/2008 @ 105.5
     6,860,000   MeadWestvaco Corp., Debenture,                        8,136,646
                 8.20%, 01/15/2030
                                                                 ---------------
Total Paper/Packaging (Cost $18,442,181)                              19,402,512
                                                                 ---------------
================================================================================
PETROLEUM PRODUCTS:                                                        0.57%
--------------------------------------------------------------------------------
     3,945,000   Petronas Capital Ltd., Rule 144A,                     4,308,875
                 7.00%, 05/22/2012
     7,480,000   Amerada Hess Corp.,                                   8,416,294
                 7.875%, 10/01/2029
                                                                 ---------------
Total Petroleum Products (Cost $11,879,439)                           12,725,169
                                                                 ---------------
================================================================================
PUBLIC UTILITIES-ELECTRIC & GAS:                                           1.98%
--------------------------------------------------------------------------------
       440,000   AES Corp, Rule 144A,                                    448,800
                 10.00%, 07/15/2005,
                 Callable 12/15/2004 @ 100
       695,000   Allegheny Energy Inc.,                                  681,100
                 7.75%, 08/01/2005
     9,690,000   KeySpan Corp.,                                       10,691,665
                 6.15%, 06/01/2006
     4,300,000   Duke Energy Corp., Rule 144A,                         4,299,273
                 3.75%, 03/05/2008
     3,365,000   Nisource Finance Corp.,                               3,896,801
                 7.875%, 11/15/2010
     2,340,000   Xcel Energy Inc., Senior Note,                        2,503,800
                 7.00%, 12/01/2010
     3,150,000   Carolina Power & Light Co.,                           3,548,324
                 6.50%, 07/15/2012
     2,425,000   Cincinnati Gas & Electric Co.,                        2,567,595
                 5.70%, 09/15/2012
     2,400,000   MidAmerican Energy Holdings Co.,                      2,493,670
                 Senior Note,
                 5.875%, 10/01/2012
     2,540,000   Public Service Co. of Colorado,                       3,120,331
                 7.875%, 10/01/2012
       905,000   Columbus Southern Power Co.,                            939,577
                 Rule 144A,
                 5.50%, 03/01/2013
     3,705,000   Dominion Resources Inc.,                              3,666,872
                 Senior Note,
                 5.00%, 03/15/2013
     5,130,000   FirstEnergy Corp. Series C,                           5,393,441
                 7.375%, 11/15/2031
                                                                 ---------------
Total Public Utilities-Electric & Gas
(Cost $40,922,666)                                                    44,251,249
                                                                 ---------------
================================================================================
PUBLISHING:                                                                0.18%
--------------------------------------------------------------------------------
       280,000   Dex Media East LLC, Senior                              317,100
                 Note, Rule 144A,
                 9.875%, 11/15/2009,
                 Callable 11/15/2006 @ 104.94
       685,000   Hollinger International Inc.,                           727,812
                 Senior Note, Rule 144A,
                 9.00%, 12/15/2010,
                 Callable 12/15/2006 @ 104.5
       165,000   American Media Inc., Senior                             179,025
                 Subordinated Note Class A,
                 Rule 144A,
                 8.875%, 01/15/2011,
                 Callable 01/15/2007 @ 104.44
       685,000   Houghton Mifflin Co., Senior Note,                      736,375
                 Rule 144A,
                 8.25%, 02/01/2011,
                 Callable 02/01/2007 @ 104.12
       575,000   Dex Media East LLC, Senior                              672,750
                 Subordinated Note, Rule 144A,
                 12.125%, 11/15/2012,
                 Callable 11/15/2007 @ 106.06
       920,000   R.H. Donnelley Corp., Senior                          1,055,700
                 Subordinated Note, Rule 144A,
                 10.875%, 12/15/2012,
                 Callable 12/15/2007 @ 105.44
       210,000   Houghton Mifflin Co., Senior                            227,850
                 Note, Rule 144A,
                 9.875%, 02/01/2013,
                 Callable 02/01/2008 @ 104.94
                                                                 ---------------
Total Publishing (Cost $3,563,682)                                     3,916,612
                                                                 ---------------
================================================================================
RETAIL:                                                                    0.36%
--------------------------------------------------------------------------------
       655,000   Advance Stores Co., Inc.,                               691,844
                 Senior Subordinated Note, Rule 144A,
                 10.25%, 04/15/2008,
                 Callable 04/15/2003 @ 105.12
       520,000   J.C. Penney Co., Inc.,                                  540,800
                 8.00%, 03/01/2010
     3,080,000   Target Corp.,                                         3,351,012
                 5.875%, 03/01/2012
     3,415,000   Limited Brands, Rule 144A,                            3,481,838
                 6.95%, 03/01/2033
                                                                 ---------------
Total Retail (Cost $7,672,576)                                         8,065,494
                                                                 ---------------
================================================================================
SERVICE:                                                                   0.51%
--------------------------------------------------------------------------------
       450,000   United Rentals Inc. Series B,                           468,000
                 10.75%, 04/15/2008,
                 Callable 04/15/2005 @ 105.38
       560,000   Stewart Enterprises Inc. Class A,                       616,700
                 10.75%, 07/01/2008,
                 Callable 07/01/2005 @ 105.38
     1,530,000   Allied Waste North America Inc.,                      1,616,062
                 Senior Note, Rule 144A,
                 8.50%, 12/01/2008
       480,000   Service Corp. International,                            474,000
                 7.70%, 04/15/2009
       615,000   Avis Group Holdings Inc.,                               689,569
                 11.00%, 05/01/2009,
                 Callable 05/01/2004 @ 105.5


10  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

===============================================================================
Principal Amount                 Description                       Market Value
===============================================================================
$    4,615,000   Waste Management Inc.,                          $    5,138,756
                 6.875%, 05/15/2009
     1,205,000   Allied Waste North America Inc.                      1,256,213
                 Series B,
                 10.00%, 08/01/2009,
                 Callable 08/01/2004 @ 105
       340,000   Coinmach Corp., Senior Note,                           360,825
                 Rule 144A,
                 9.00%, 02/01/2010,
                 Callable 02/01/2006 @ 104.5
       370,000   National Waterworks Inc.,                              401,450
                 Senior Subordinated Note, Rule 144A,
                 10.50%, 12/01/2012,
                 Callable 12/01/2007 @ 105.25
       435,000   Iron Mountain Inc.,                                    471,975
                 8.625%, 04/01/2013,
                 Callable 04/01/2006 @ 104.31
                                                                 --------------
Total Service (Cost $11,158,808)                                     11,493,550
                                                                 --------------
===============================================================================
SUPERMARKET/DRUG:                                                         0.14%
-------------------------------------------------------------------------------
       575,000   Stater Bros. Holdings Inc.,                            589,375
                 Senior Note,
                 10.75%, 08/15/2006,
                 Callable 08/15/2003 @ 105.38
     1,345,000   Rite Aid Corp., Rule 144A,                           1,398,800
                 9.50%, 02/15/2011,
                 Callable 02/15/2007 @ 104.75
       500,000   Pathmark Stores Inc.,                                  482,500
                 8.75%, 02/01/2012,
                 Callable 02/01/2007 @ 104.38
       630,000   Roundy's Inc. Series B,                                630,000
                 8.875%, 06/15/2012,
                 Callable 06/15/2007 @ 104.44
                                                                 --------------
Total Supermarket/Drug (Cost $3,008,290)                              3,100,675
                                                                 --------------
===============================================================================
TECHNOLOGY:                                                               0.10%
-------------------------------------------------------------------------------
       775,000   Fairchild Semiconductor                                821,500
                 International Inc. Class A,
                 10.375%, 10/01/2007,
                 Callable 04/03/2003 @ 105.19
       265,000   Sanmina-SCI Corp., Rule 144A,                          287,525
                 10.375%, 01/15/2010,
                 Callable 01/15/2007 @ 105.19
       985,000   ON Semiconductor Corp., Rule 144A,                   1,044,100
                 12.00%, 03/15/2010,
                 Callable 03/15/2007 @ 106
                                                                 --------------
Total Technology (Cost $2,043,254)                                    2,153,125
                                                                 --------------
===============================================================================
COMMERCIAL MORTGAGE-BACKED SECURITIES:                                    0.00%
-------------------------------------------------------------------------------
            84   Commercial Mortgage Asset                                   96
                 Trust Series 1999-C1 Class A3,
                 6.64%, 01/17/2032
                                                                 --------------
Total Commercial Mortgage-Backed Securities
(Cost $93)                                                                   96
                                                                 --------------
===============================================================================
SOVEREIGN DEBT:                                                           7.15%
-------------------------------------------------------------------------------
    27,975,000   Italy (Republic of),                                28,186,743
                 2.50%, 03/31/2006
    83,465,000   Germany (Federal Republic of)                       95,985,501
                 Series 140,
                 4.50%, 08/17/2007
    22,595,000   United Mexican States,                              24,690,686
                 7.50%, 01/14/2012
     8,855,000   Quebec (Province of) Debenture,                     11,237,455
                 7.50%, 09/15/2029
                                                                 --------------
Total Sovereign Debt (Cost $148,699,512)                            160,100,385
                                                                 --------------
===============================================================================
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
Total Investments (Cost $3,170,114,548)           143.66%        $3,218,418,279
(Note C, below)
Cash and Other Assets, Less Liabilities           (43.66)          (978,128,228)
                                                  ------         --------------
Net Assets (Equivalent to $13.32
per share based on 168,204,642
shares of capital stock outstanding)              100.00%        $2,240,290,051
                                                  ======         ==============
================================================================================

(A)   Explanation of abbreviations:

      FHLB-Federal Home Loan Bank
      FNMA-Federal National Mortgage Association
      TBA-To Be Announced

(B)   When-issued security

(C) At March 31, 2003, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $50,698,944 and gross unrealized depreciation of investments was $2,395,213, resulting in net unrealized appreciation of $48,303,731.

See Notes to Financial Statements.


                            Schedule of Investments--Taxable Bond Portfolios  11

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                         Short Duration Plus Portfolio
                           March 31, 2003 (Unaudited)

Principal Amount                 Description                       Market Value*
================================================================================
SHORT-TERM INVESTMENTS:                                                   11.99%
--------------------------------------------------------------------------------
Commercial Paper: 11.99%
$    4,980,000   Clipper Receivables Corp.,                        $   4,980,000
                 1.40%, 04/01/2003
    17,000,000   Lexington Parker Capital Corp.,                      17,000,000
                 1.42%, 04/01/2003
     4,000,000   Montauk Funding Corp.,                                3,999,180
                 1.23%, 04/07/2003
     4,850,000   Market Street Funding Corp.,                          4,848,831
                 1.24%, 04/08/2003
     5,000,000   Greenwich Funding Corp.,                              4,997,797
                 1.22%, 04/14/2003
    15,000,000   Tannehill Capital Co.,                               14,991,667
                 1.25%, 04/17/2003
                                                                   -------------
Total Short-Term Investments
(Cost $50,817,475)                                                    50,817,475
                                                                   -------------
================================================================================
U.S. TREASURY NOTES:                                                      16.66%
--------------------------------------------------------------------------------
    10,000,000   7.25%, 05/15/2004                                    10,673,830
    16,600,000   5.75%, 11/15/2005                                    18,281,414
    32,800,000   4.625%, 05/15/2006                                   35,357,383
     2,500,000   3.25%, 08/15/2007                                     2,569,338
     3,700,000   3.00%, 11/15/2007                                     3,752,033
                                                                   -------------
Total U.S. Treasury Notes (Cost $69,737,905)                          70,633,998
                                                                   -------------
================================================================================
U.S. GOVERNMENT AGENCIES:                                                 18.27%
--------------------------------------------------------------------------------
    18,000,000   Federal National Mortgage                            18,372,294
                 Association, 3.00%, 06/15/2004
    45,000,000   Federal Home Loan Bank,                              45,330,345
                 2.50%, 03/15/2006
     6,025,000   Federal National Mortgage                             6,025,000
                 Association, 2.375%, 03/17/2006
     4,125,000   Federal National Mortgage                             4,170,375
                 Association, 3.50%, 10/15/2007
     3,500,000   Federal National Mortgage                             3,535,000
                 Association, 3.50%, 01/28/2008
                                                                   -------------
Total U.S. Government Agencies
(Cost $76,801,527)                                                    77,433,014
                                                                   -------------
================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS:                                      16.28%
--------------------------------------------------------------------------------
       345,870   Federal National Mortgage                               348,032
                 Association Remic Trust Series
                 1992-76 Class GA,
                 8.00%, 02/25/2007
       315,757   Federal National Mortgage                               318,864
                 Association Remic Trust
                 Series 1992-152 Class L,
                 7.50%, 05/25/2007
       948,612   Federal Home Loan Mortgage                              966,693
                 Corp., Series 1458 Class J,
                 7.00%, 08/15/2007
     1,338,916   Federal Home Loan Mortgage                            1,394,360
                 Corp., Series 1377 Class H,
                 6.00%, 09/15/2007
     1,526,756   Federal National Mortgage                             1,547,749
                 Association Remic
                 Series 1993-129 Class KB,
                 6.50%, 04/25/2008
     4,734,127   Federal Home Loan Mortgage                            4,858,398
                 Corp., Series 1624 Class KC,
                 6.00%, 06/15/2008
     3,126,028   Federal National Mortgage                             3,240,285
                 Association Remic Trust
                 Series 1996-54 Class C,
                 6.00%, 09/25/2008
       630,658   Federal Home Loan Mortgage                              650,467
                 Corp., Remic Trust Series 2006
                 Class K,
                 6.50%, 05/15/2012
     3,750,000   Federal National Mortgage                             3,871,425
                 Association Series 2002-18
                 Class PB,
                 5.50%, 09/25/2013
     1,265,125   Federal Home Loan Mortgage                            1,303,319
                 Corp., Series 1686 Class PH,
                 5.00%, 05/15/2021
       230,662   Residential Asset                                       230,662
                 Securitization Trust
                 Series 2001-A1 Class 1A2,
                 5.82%, 08/25/2025
     2,511,921   Federal National Mortgage                             2,728,575
                 Association Remic Trust
                 Series 2000-49 Class A,
                 8.00%, 03/18/2027
     2,127,000   Federal National Mortgage                             2,234,754
                 Association Series 2002-58
                 Class PD,
                 6.00%, 11/25/2027
     3,368,757   Federal National Mortgage                             3,481,408
                 Association Remic
                 Series 2002-52 Class PA,
                 6.00%, 04/25/2031
     4,910,603   Countrywide Home Loans                                4,971,199
                 Series 2001-HYB2 Class 3A1,
                 5.62%, 09/19/2031
     2,846,909   Impac Cmb Trust Series 2001-2                         2,842,012
                 Class A2, 1.71%, 11/25/2031
     1,227,821   Credit Suisse First Boston                            1,256,859
                 Mortgage Securities Corp.,
                 Series 2001-26 Class 3A1,
                 7.50%, 11/25/2031

*     See Note 1, page 33 in Notes to Financial Statements.


12  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

================================================================================
Principal Amount                 Description                        Market Value
================================================================================
$    3,125,803   Federal National Mortgage                         $   3,432,539
                 Association Series 2002-T1
                 Class A3,
                 7.50%, 11/25/2031
     5,000,000   Washington Mutual                                     5,101,500
                 Series 2002-AR4 Class A7,
                 5.56%, 04/26/2032
     2,895,125   Countrywide Alternative Loan                          2,974,741
                 Trust Series 2002-4 Class 2A1,
                 7.00%, 05/25/2032
     5,605,280   Structured Asset Securities                           5,671,871
                 Corp. Series 2002-11A Class 1A,
                 3.341%, 06/25/2032
     1,310,069   Bank of America Mortgage                              1,330,506
                 Securities Series 2002-F Class A1,
                 4.654%, 06/25/2032
     2,018,279   GMAC Mortgage Corp. Loan Trust                        2,019,551
                 Series 2002-J4 Class A3,
                 1.886%, 07/25/2032
     6,405,933   Sequoia Mortgage Trust Series                         6,424,959
                 12 Class A, 1.734%, 1/20/2033
     3,156,020   Federal National Mortgage                             3,465,721
                 Association Remic Trust
                 Series 2002-T4 Class A3,
                 7.50% 12/25/2041
     2,340,000   Federal National Mortgage                             2,340,725
                 Association Series 2003-W6
                 Class 1A23,
                 2.90%, 10/25/2042
                                                                   -------------
Total Collateralized Mortgage Obligations
(Cost $68,543,295)                                                    69,007,174
                                                                   -------------
================================================================================
MORTGAGE PASS-THROUGHS:                                                   16.44%
--------------------------------------------------------------------------------
     1,237,468   Federal Home Loan Mortgage                            1,318,275
                 Corp., Pool #G90018,
                 9.00%, 03/17/2008
     2,070,471   Federal National Mortgage                             2,213,855
                 Association Pool #190708,
                 7.00%, 03/01/2009
     1,743,469   Federal National Mortgage                             1,870,347
                 Association Pool #535201,
                 7.50%, 03/01/2015
     2,439,199   Federal National Mortgage                             2,622,870
                 Association Pool #545802,
                 8.00%, 08/01/2016
     6,858,133   Federal National Mortgage                             7,198,768
                 Association Pool #555161,
                 6.00%, 12/01/2017
     7,820,000   Federal National Mortgage                             8,179,235
                 Association Pool TBA,
                 6.00%, 04/25/2018,
                 (Notes A & B, p. 14)
    19,500,000   Federal National Mortgage                            20,810,166
                 Association Pool TBA,
                 7.00%, 04/25/2018,
                 (Notes A & B, p. 14)
     2,390,060   Federal National Mortgage                             2,547,321
                 Association Pool #639651,
                 7.50%, 02/01/2032
     4,072,621   Federal National Mortgage                             4,204,981
                 Association Pool #634795,
                 5.884%, 03/01/2032
     6,343,186   Government National Mortgage                          6,790,330
                 Association Pool #781478,
                 7.50%, 03/15/2032
     1,643,178   Federal Home Loan Mortgage                            1,701,199
                 Corp., Pool #789779,
                 5.406%, 09/01/2032
    10,000,000   Federal National Mortgage                            10,212,500
                 Association Pool TBA,
                 5.50%, 04/25/2033,
                 (Notes A & B, p. 14)
                                                                   -------------
Total Mortgage Pass-Throughs
(Cost $69,348,840)                                                    69,669,847
                                                                   -------------
================================================================================
AEROSPACE/DEFENSE:                                                         1.45%
--------------------------------------------------------------------------------
     6,125,000   Lockheed Martin Corp.,                                6,133,183
                 6.50%, 04/15/2003
                                                                   -------------
Total Aerospace/Defense (Cost $6,131,871)                              6,133,183
                                                                   -------------
================================================================================
BANKING:                                                                   1.75%
--------------------------------------------------------------------------------
     6,000,000   Countrywide Home Corp.,                               6,244,242
                 5.25%, 06/15/2004
     1,055,000   Wachovia Corp.,                                       1,161,615
                 6.80%, 06/01/2005
                                                                   -------------
Total Banking (Cost $7,211,012)                                        7,405,857
                                                                   -------------
================================================================================
CABLE:                                                                     1.82%
--------------------------------------------------------------------------------
     4,050,000   TCI Communications Inc.,                              4,065,131
                 6.375%, 05/01/2003
     3,205,000   Comcast Cable Communications Inc.,                    3,655,001
                 8.375%, 05/01/2007
                                                                   -------------
Total Cable (Cost $7,679,062)                                          7,720,132
                                                                   -------------
================================================================================
COMMUNICATIONS:                                                            0.34%
--------------------------------------------------------------------------------
     1,450,000   British Telecommunications PLC,                       1,456,763
                 2.554%, 12/15/2003
                                                                   -------------
Total Communications (Cost $1,456,610)                                 1,456,763
                                                                   -------------
================================================================================
COMMUNICATIONS-MOBILE:                                                     1.19%
--------------------------------------------------------------------------------
     4,560,000   Vodafone Group PLC,                                   5,024,231
                 7.625%, 02/15/2005
                                                                   -------------
Total Communications-Mobile (Cost $4,931,945)                          5,024,231
                                                                   -------------
================================================================================
FINANCIAL:                                                                 8.79%
--------------------------------------------------------------------------------
     4,500,000   MBNA America Bank,                                    4,446,225
                 1.57%, 11/19/2003


                            Schedule of Investments--Taxable Bond Portfolios  13

===============================================================================
Principal Amount                 Description                       Market Value
===============================================================================
$    3,950,000   Lehman Brothers Holdings Inc.,                   $   4,154,661
                 6.625%, 04/01/2004
     5,000,000   International Lease Finance                          5,205,585
                 Corp., Medium-Term Note,
                 5.50%, 06/07/2004
     3,450,000   Ford Motor Credit Co.,                               3,295,140
                 3.228%, 10/25/2004
     1,500,000   CIT Group Inc.,                                      1,498,209
                 2.84%, 01/31/2005
     6,250,000   General Motors Acceptance Corp.,                     6,273,969
                 4.15%, 02/07/2005
     2,450,000   Ford Motor Credit Co.,                               2,490,016
                 7.50%, 03/15/2005
     4,450,000   Household Finance Corp.,                             4,497,700
                 3.375%, 02/21/2006
     5,375,000   CIT Group Inc.,                                      5,385,341
                 4.125%, 02/21/2006
                                                                  -------------
Total Financial (Cost $36,899,469)                                   37,246,846
                                                                  -------------
===============================================================================
INDUSTRIAL:                                                               0.49%
-------------------------------------------------------------------------------
     2,050,000   John Deere Capital Corp.,                            2,098,587
                 3.125%, 12/15/2005
                                                                  -------------
Total Industrial (Cost $2,072,117)                                    2,098,587
                                                                  -------------
===============================================================================
INSURANCE:                                                                1.21%
-------------------------------------------------------------------------------
     5,000,000   The MONY Group Inc.,                                 5,144,415
                 7.45%, 12/15/2005
                                                                  -------------
Total Insurance (Cost $5,075,286)                                     5,144,415
                                                                  -------------
===============================================================================
NON-AIR TRANSPORTATION:                                                   1.93%
-------------------------------------------------------------------------------
     7,860,000   FedEx Corp., Rule 144A,                              8,196,266
                 6.625%, 02/12/2004
                                                                  -------------
Total Non-Air Transportation (Cost $7,857,209)                        8,196,266
                                                                  -------------
===============================================================================
PUBLIC UTILITIES-ELECTRIC & GAS:                                          2.36%
-------------------------------------------------------------------------------
     5,000,000   Progress Energy Inc.,                                5,202,880
                 6.55%, 03/01/2004
     4,775,000   Dominion Resources Inc.,                             4,797,672
                 2.80%, 02/15/2005
                                                                  -------------
Total Public Utilities-Electric & Gas
(Cost $9,770,882)                                                    10,000,552
                                                                  -------------
===============================================================================
RETAIL:                                                                   1.00%
-------------------------------------------------------------------------------
     4,200,000   Federated Department Stores Inc.,                    4,257,347
                 Senior Note, 8.50%, 06/15/2003
                                                                  -------------
Total Retail (Cost $4,206,477)                                        4,257,347
                                                                  -------------
===============================================================================
ASSET-BACKED SECURITIES:                                                  5.87%
-------------------------------------------------------------------------------
     4,470,000   Household Private Label Credit                       4,657,025
                 Card Master Note Trust I
                 Series 2001-2 Class A,
                 4.95%, 06/16/2008
     3,000,000   Spiegel Credit Card Master                           2,892,000
                 Note Trust Series 2001-A Class A,
                 1.56%, 03/15/2010
     3,129,471   First Franklin Mortgage Loan                         3,128,970
                 Asset-Backed Certificates
                 Series 2000-FF1 Class A,
                 1.566%, 09/25/2030
     4,570,301   First Greenboro Home Equity                          4,698,133
                 Loan Trust Series 2000-1A Class A2,
                 6.77%, 12/25/2030
     6,084,344   Conseco Finance Series 2001-B                        6,124,257
                 Class 1A3,
                 5.808%, 06/15/2032
     3,376,703   Countrywide Asset-Backed                             3,379,877
                 Certificates Series 2003-BC1
                 Class A, 1.736%, 03/25/2033
                                                                  -------------
Total Asset-Backed Securities
(Cost $24,752,877)                                                   24,880,262
                                                                  -------------
===============================================================================
COMMERCIAL MORTGAGE-BACKED SECURITIES:                                    1.76%
-------------------------------------------------------------------------------
    25,619,171   Comm Series 2001-FL4A                                   51,238
                 Class X1, I/0, Rule 144A,
                 .962%, 04/15/2013
                 (Note A, below)
     1,899,958   Merrill Lynch Mortgage                               1,947,457
                 Investors, Inc., Series
                 1996-C1 Class A3,
                 7.42%, 04/25/2028
     2,497,500   Asset Securitization Corp.                           2,807,190
                 Series 1997-MD7 Class A1B,
                 7.41%, 01/13/2030
     2,500,000   Commercial Mortgage Acceptance                       2,647,650
                 Corp. Series 1997-ML1 Class A2,
                 6.53%, 12/15/2030
                                                                  -------------
Total Commercial Mortgage-Backed Securities
(Cost $7,368,315)                                                     7,453,535
                                                                  -------------
===============================================================================
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
Total Investments (Cost $460,662,174)              109.60%        $ 464,579,484
(Note C, below)
Cash and Other Assets, Less Liabilities             (9.60)          (40,674,487)
                                                   ------         -------------
Net Assets (Equivalent to $12.82
per share based on 33,067,989
shares of capital stock outstanding)               100.00%        $ 423,904,997
                                                   ======         =============
===============================================================================

(A)   Explanation of abbreviations:

      I/O-Interest Only
      TBA-To Be Announced

(B)   When-issued security

(C) At March 31, 2003, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $4,215,837 and gross unrealized depreciation of investments was $298,527, resulting in net unrealized appreciation of $3,917,310.

See Notes to Financial Statements.


14  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                    U.S. Government Short Duration Portfolio
                           March 31, 2003 (Unaudited)

Principal Amount                 Description                       Market Value*
================================================================================
SHORT-TERM INVESTMENTS:                                                   11.73%
--------------------------------------------------------------------------------
Commercial Paper: 11.73%
$    3,000,000   Banque et Caisse D' Epargne                       $   3,000,000
                 1.25%, 04/01/2003
     1,105,000   Clipper Receivables Corp.,                            1,105,000
                 1.40%, 04/01/2003
     4,000,000   Lexington Parker Capital Corp.,                       4,000,000
                 1.42%, 04/01/2003
     3,150,000   Market Street Funding Corp.,                          3,149,240
                 1.24%, 04/08/2003
     4,000,000   Tannehill Capital Co.,                                3,997,778
                 1.25%, 04/17/2003
                                                                   -------------
Total Short-Term Investments
(Cost $15,252,018)                                                    15,252,018
                                                                   -------------
================================================================================
U.S. TREASURY NOTES:                                                      24.97%
--------------------------------------------------------------------------------
    15,300,000   7.25%, 05/15/2004                                    16,330,960
     5,750,000   5.75%, 11/15/2005                                     6,332,417
     8,160,000   4.625%, 05/15/2006                                    8,796,227
     1,000,000   3.00%, 11/15/2007                                     1,014,063
                                                                   -------------
Total U.S. Treasury Notes (Cost $31,891,492)                          32,473,667
                                                                   -------------
================================================================================
U.S. GOVERNMENT AGENCIES:                                                 38.19%
--------------------------------------------------------------------------------
     5,575,000   Tennessee Valley Authority,                           5,812,551
                 Global Power Bond 2001 Series C,
                 4.75%, 07/15/2004
    34,570,000   Federal Home Loan Bank,                              34,871,623
                 2.125%, 12/15/2004
     5,000,000   Federal Home Loan Bank,                               5,036,705
                 2.50%, 03/15/2006
     1,925,000   Federal National Mortgage                             1,925,000
                 Association, 2.375%, 03/17/2006
     2,000,000   Federal National Mortgage                             2,020,000
                 Association, 3.50%, 01/28/2008
                                                                   -------------
Total U.S. Government Agencies
(Cost $49,218,261)                                                    49,665,879
                                                                   -------------
================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS:                                      13.18%
--------------------------------------------------------------------------------
       124,513   Federal National Mortgage                               125,291
                 Association Remic Trust
                 Series 1992-76 Class GA,
                 8.00%, 02/25/2007
       620,623   Federal National Mortgage                               660,579
                 Association Remic Trust
                 Series 1992-18 Class ZH,
                 7.50%, 03/25/2007
       157,879   Federal National Mortgage                               159,432
                 Association Remic Trust
                 Series 1992-152 Class L,
                 7.50%, 05/25/2007
       502,094   Federal Home Loan Mortgage Corp.,                       522,885
                 Series 1377 Class H,
                 6.00%, 09/15/2007
       555,092   Federal National Mortgage                               562,725
                 Association Remic Trust
                 Series 1993-129 Class KB,
                 6.50%, 04/25/2008
       919,843   Federal Home Loan Mortgage Corp.,                       943,989
                 Series 1624 Class KC,
                 6.00%, 06/15/2008
       675,084   Federal Home Loan Mortgage Corp.,                       680,991
                 Series 2124 Class PB,
                 6.00%, 02/15/2010
       180,188   Federal Home Loan Mortgage Corp.,                       185,848
                 Series 2006 Class K,
                 6.50%, 05/15/2012
     1,000,000   Federal National Mortgage                             1,032,380
                 Association Series 2002-18
                 Class PB, 5.50%, 09/25/2013
     1,144,637   Federal Home Loan Mortgage Corp.,                     1,179,194
                 Series 1686 Class PH,
                 5.00%, 05/15/2021
       717,692   Federal National Mortgage                               779,593
                 Association Series 2000-49
                 Class A, 8.00%, 03/18/2027
       659,000   Federal National Mortgage                               692,385
                 Association Series 2002-58
                 Class PD, 6.00%, 11/25/2027
     1,108,144   Federal National Mortgage                             1,145,200
                 Association Series 2002-52
                 Class PA, 6.00%, 04/25/2031
     1,453,862   Federal National Mortgage                             1,596,529
                 Association Series 2002-T1
                 Class A3, 7.50%, 11/25/2031
     1,600,000   Washington Mutual Series                              1,632,480
                 2002-AR4 Class A7,
                 5.558%, 4/26/2032
     1,636,578   Structured Asset Securities Corp.,                    1,656,021
                 Series 2002-11A Class1A1,
                 3.432%, 06/25/2032
     1,971,056   Sequoia Mortgage Trust Series                         1,976,910
                 12 Class A, 1.734%, 01/20/2033
       803,616   Federal National Mortgage                               882,475
                 Association Series 2002-T4
                 Class A3, 7.50%, 12/25/2041
       725,000   Federal National Mortgage                               725,225
                 Association Series 2003-W6
                 Class 2A23, 2.90%, 10/25/2042
                                                                   -------------
Total Collateralized Mortgage Obligations
(Cost $16,985,018)                                                    17,140,132
                                                                   -------------

*     See Note 1, page 33 in Notes to Financial Statements.


                            Schedule of Investments--Taxable Bond Portfolios  15

===============================================================================
Principal Amount                 Description                       Market Value
===============================================================================
MORTGAGE PASS-THROUGHS:                                                  22.45%
-------------------------------------------------------------------------------
$      983,309   Federal National Mortgage                        $   1,051,406
                 Association Pool #190708,
                 7.00%, 03/01/2009
     2,007,258   Federal National Mortgage                            2,106,957
                 Association Pool #555161,
                 6.00%, 12/01/2013
       622,668   Federal National Mortgage                              667,981
                 Association Pool #535201,
                 7.50%, 03/01/2015
       923,721   Federal National Mortgage                              993,277
                 Association Pool #545802,
                 8.00%, 08/01/2016
     7,300,000   Federal National Mortgage                            7,635,347
                 Association Pool TBA,
                 6.00%, 04/25/2018,
                 (Notes A & B, below)
     6,500,000   Federal National Mortgage                            6,936,722
                 Association Pool TBA,
                 7.00%, 04/25/2018,
                 (Notes A & B, below)
       595,904   Federal National Mortgage                              635,113
                 Association Pool #639651,
                 7.50%, 02/01/2032
     1,599,096   Federal National Mortgage                            1,651,067
                 Association Pool #634795,
                 5.888%, 03/01/2032
     1,985,943   Government National Mortgage                         2,125,936
                 Association Pool TBA,
                 7.50%, 03/15/2032,
                 (Notes A & B, below)
     1,270,176   Federal Home Loan Mortgage                           1,338,842
                 Corp., Pool #G01391,
                 7.00%, 04/01/2032
       966,575   Federal Home Loan Mortgage                           1,000,705
                 Corp., Pool #789779,
                 5.398%, 09/01/2032
     3,000,000   Federal National Mortgage                            3,063,750
                 Association Pool TBA,
                 5.50%, 04/25/2033,
                 (Notes A & B, below)
                                                                  -------------
Total Mortgage Pass-Throughs
(Cost $29,091,239)                                                   29,207,103
                                                                  -------------
===============================================================================
ASSET-BACKED SECURITIES:                                                  2.83%
-------------------------------------------------------------------------------
     1,650,387   First Greensboro Home Equity                         1,696,548
                 Loan Trust Series 2000-1A
                 Class A2,
                 6.77%, 12/25/2030
     1,973,609   Conseco Finance Series 2001-B                        1,986,556
                 Class 1A3,
                 5.81%, 06/15/2032
                                                                  -------------
Total Asset-Backed Securities
(Cost $3,674,843)                                                     3,683,104
                                                                  -------------
===============================================================================
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
Total Investments (Cost $146,112,871)             113.35%         $ 147,421,903
(Note C, below)
Cash and Other Assets, Less Liabilities           (13.35)           (17,360,046)
                                                  ------          -------------
Net Assets (Equivalent to $13.05
per share based on 9,963,682
shares of capital stock outstanding)              100.00%         $ 130,061,857
                                                  ======          =============
================================================================================

(A)   Explanation of abbreviation:

      TBA-To Be Announced

(B)   When-issued security

(C) At March 31, 2003, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $1,352,394 and gross unrealized depreciation of investments was $43,362, resulting in net unrealized appreciation of $1,309,032.

See Notes to Financial Statements.


16  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

                        Sanford C. Bernstein Fund, Inc.

                                 MARCH 31, 2003

Schedule of Investments
To the Semiannual Report
For the Municipal Bond
Portfolios

Short Duration Diversified Municipal
Short Duration California Municipal
Short Duration New York Municipal
Diversified Municipal
California Municipal
New York Municipal

                        Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                 Short Duration Diversified Municipal Portfolio
                           March 31, 2003 (Unaudited)

Principal Amount            Description                      Market Value*
==========================================================================
TAX-EXEMPT VARIABLE-RATE DEMAND NOTES:                               7.65%
--------------------------------------------------------------------------
$      300,000   Port Authority of New York and            $       300,000
                 New Jersey Special Obligation
                 Revenue, Versatile Structure
                 Obligation Series 3,
                 1.15%, 06/01/2020
       200,000   Hammond, Indiana Pollution                        200,000
                 Control Revenue, Refunding
                 Amoco Oil Co. Project,
                 1.15%, 02/01/2022
     1,200,000   Port Authority of New York and                  1,200,000
                 New Jersey Special Obligation
                 Revenue, Versatile Structure
                 Obligation Series 5,
                 1.15%, 08/01/2024
     5,150,000   California Pollution Control                    5,150,000
                 Financing Authority Solid
                 Waste Disposal Revenue, Shell
                 Oil Co. Martinez Project A,
                 1.125%, 10/01/2024
     3,595,000   Illinois Development Finance                    3,595,000
                 Authority, Pollution Control
                 Revenue, Illinois Power Project,
                 3.30%, 11/01/2028
     3,700,000   Tulsa County, Oklahoma                          3,700,000
                 Industrial Authority Revenue,
                 First Mortgage Montercau
                 Series A, 1.15%, 07/01/2032
     4,100,000   Long Island Power Authority,                    4,100,000
                 New York Electric Systems
                 Revenue Series 3B,
                 1.15%, 05/01/2033
                                                           ---------------
Total Tax-Exempt Variable-Rate Demand Notes
(Cost $18,245,000)                                              18,245,000
                                                           ---------------
==========================================================================
PREREFUNDED/ESCROWED:                                                6.74%
--------------------------------------------------------------------------
     2,000,000   St. Louis County, Missouri                      2,043,400
                 Regional Convention & Sports
                 Complex Authority Series B,
                 7.00%, 08/15/2011,
                 Prerefunded 08/15/2003 @ 100
                 (Note A, p. 7)
     1,000,000   Wayne State University,                         1,036,590
                 Michigan University Revenue,
                 AMBAC, 5.40%, 11/15/2006,
                 Prerefunded 11/15/2003 @ 101
     2,690,000   Inland Protection Financing                     2,768,144
                 Corp., Florida Special Obligations
                 Revenue, 5.00%, 01/01/2004,
                 (Note B, p. 7)
                 Escrowed to Maturity
     1,050,000   Monroe Special School                           1,094,426
                 District, Louisiana, MBIA,
                 5.75%, 03/01/2009,
                 Prerefunded 03/01/2004 @ 100
     4,400,000   Neshaminy, Pennsylvania School                  4,749,844
                 District, 7.00%, 02/15/2014,
                 Prerefunded 08/15/2004 @ 100
     1,000,000   Texas Public Finance Authority                  1,068,430
                 Series A, 5.75%, 10/01/2010,
                 Prerefunded 10/01/2004 @ 100
     2,000,000   Texas Public Finance Authority                  2,136,860
                 Series A, 5.75%, 10/01/2011,
                 Prerefunded 10/01/2004 @ 100
     1,120,000   Daytona Beach, Florida Water &                  1,158,528
                 Sewer Revenue,
                 6.75%, 11/15/2007,
                 Escrowed to Maturity
                                                           ---------------
Total Prerefunded/Escrowed
(Cost $15,878,592)                                              16,056,222
                                                           ---------------
==========================================================================
INSURED:                                                            31.92%
--------------------------------------------------------------------------
     4,010,000   New Jersey Transportation                       4,033,900
                 Authority Series A, AMBAC,
                 4.00%, 06/15/2003
     2,600,000   Port of Portland, Oregon                        2,620,306
                 Airport Revenue, Refunding
                 International Airport
                 Series 15-B, AMT, FGIC,
                 4.50%, 07/01/2003
     2,150,000   Energy Northwest Washington                     2,169,350
                 Electric Revenue, Project
                 Number 3 Series A, FSA,
                 5.00%, 07/01/2003
       445,000   Miami Beach Health Facilities                     449,107
                 Authority, Florida Hospital
                 Revenue, South Shore Hospital
                 Series A, ACA,
                 4.30%, 08/01/2003
     3,295,000   Hamilton County, Tennessee,                     3,341,492
                 Refunding, FGIC,
                 4.00%, 10/01/2003
     2,335,000   Iberville Parish, Consolidated                  2,379,669
                 School District No. 5,
                 Louisiana Refunding, FSA,
                 5.00%, 10/01/2003
     1,000,000   Memphis-Shelby County,                          1,016,210
                 Tennessee Airport Authority,
                 Revenue, Refunding, MBIA, AMT,
                 4.00%, 11/15/2003

*See Note 1, page 33 in Notes to Financial Statements.


                           Schedule of Investments--Municipal Bond Portfolios  1

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$    1,690,000   Denver City and County School             $     1,739,618
                 District No. 1, Colorado
                 Series C, FGIC, 5.50%, 12/01/2003
     1,045,000   West Warwick, Rhode Island                      1,067,792
                 Series C, AMBAC,
                 4.00%, 01/01/2004
     2,000,000   Chicago, Illinois                               2,051,000
                 Neighborhoods Alive 21 Series
                 PG-A, MBIA, 4.50%, 01/01/2004
     1,185,000   District of Columbia, AMBAC,                    1,214,127
                 5.00%, 01/01/2004
     1,100,000   King County, Washington Sewer                   1,131,955
                 Revenue Refunding Series B, FSA,
                 5.00%, 01/01/2004
     1,515,000   Massachusetts State                             1,554,072
                 Development Finance Agency,
                 Resource Recovery Revenue,
                 Semass Systems Series B, AMT, MBIA,
                 5.00%, 01/01/2004
     1,220,000   Birmingham, Jefferson County,                   1,257,686
                 Alabama Civic Center Authority
                 Special Tax Refunding Series A, FSA,
                 5.25%, 01/01/2004
     2,205,000   Nebraska Public Power                           2,273,112
                 District, Revenue Series A, MBIA,
                 5.25%, 01/01/2004
     1,000,000   South Carolina State Public                     1,040,130
                 Service Authority Revenue,
                 Refunding Series B, FGIC,
                 6.50%, 01/01/2004
     5,110,000   Humble Independent School                       5,209,645
                 District, Texas Refunding
                 Series B, PSF-GTD,
                 3.50%, 02/15/2004
     1,400,000   Orleans Parish, Law                             1,438,276
                 Enforcement District Louisiana,
                 FGIC, 4.13%, 03/01/2004
     4,040,000   Wisconsin State Series C,                       4,205,640
                 MBIA, 5.00%, 05/01/2004
     1,000,000   Massachusetts State Health &                    1,040,190
                 Educational Facilities
                 Authority, Revenue, New
                 England Medical Center
                 Hospital Series H, FGIC,
                 5.00%, 05/15/2004
       545,000   Pennsylvania Economic                             554,292
                 Development Financing
                 Authority, Revenue, Northwestern
                 Human Services Series A, ACA,
                 4.60%, 06/01/2004
     2,365,000   Tulsa, Oklahoma Airports                        2,460,712
                 Improvement Trust General
                 Revenue, Tulsa International
                 Airport, FGIC, 5.00%, 06/01/2004
     1,165,000   Ivy Technical State College,                    1,205,006
                 Indiana Individual Student Fee
                 Series G, AMBAC,
                 4.00%, 07/01/2004
     1,620,000   Florida State Correctional                      1,683,342
                 Privatization Community,
                 Certificates of Participation,
                 MBIA, 4.50%, 08/01/2004
     1,115,000   Chicago, Illinois Public                        1,191,121
                 Building Commission Revenue
                 Series C, FGIC,
                 5.38%, 02/01/2005
     1,780,000   York County, South Carolina                     1,906,861
                 Refunding, FGIC,
                 5.00%, 06/01/2005
                 (Note C, p. 7)
     1,000,000   Goose Creek Consolidated                        1,088,700
                 Independent School District,
                 Texas Refunding Series A, PSF-GTD,
                 5.00%, 02/15/2006
     3,180,000   Pennsylvania State First                        3,507,890
                 Series, MBIA, 5.00%, 01/01/2007
     1,000,000   Palm Beach County School                        1,111,020
                 Board, Florida Certificates of
                 Participation Series E, AMBAC,
                 5.00%, 08/01/2007
     1,070,000   Pennsylvania State, Refunding                   1,196,570
                 Second Series, FGIC,
                 5.00%, 10/01/2007
     1,000,000   Massachusetts State                             1,094,130
                 Development Finance Agency,
                 Resource Recovery Revenue,
                 Semass Systems Series B, AMT, MBIA,
                 5.25%, 01/01/2008
     2,450,000   Chicago, Illinois O'Hare                        2,507,820
                 International Airport Revenue,
                 Refunding General Second-Lien
                 Series A, AMT, MBIA,
                 5.70%, 01/01/2008
     1,010,000   Chicago, Illinois                               1,047,794
                 Transportation Authority
                 Revenue Series B, AMBAC,
                 4.25%, 06/01/2008
     1,295,000   Detroit City School District,                   1,472,907
                 Michigan Series A, FSA,
                 5.50%, 05/01/2011
     1,280,000   Utah Transit Authority Sales                    1,412,890
                 Tax Revenue Series A, FSA,
                 5.00%, 06/15/2011
       320,000   New Jersey Economic                               461,376
                 Development Authority, MBIA,
                 15.21%, 07/01/2011
     1,705,000   Norfolk, Virginia, Refunding                    1,928,764
                 Capital Improvement Series B,
                 FSA, 5.25%, 07/01/2012
     1,300,000   Essex County Improvement                        1,332,227
                 Authority, New Jersey Revenue,
                 Property and Equipment Program,
                 MBIA, 6.50%, 12/01/2012


2  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$    1,250,000   Massachusetts State                       $     1,438,338
                 Consolidated Loan Series C, FGIC,
                 5.50%, 11/01/2013
     2,000,000   Energy Northwest Washington                     2,018,000
                 Electric Revenue, Refunding
                 Project 3 Series B, MBIA,
                 5.00%, 07/01/2018
     1,440,000   Butler County, Ohio, MBIA,                      1,563,624
                 5.25%, 12/01/2019
     2,110,000   Pennsylvania State Higher                       2,131,395
                 Educational Facilities
                 Authority Revenue, Thomas
                 Jefferson University, AMBAC,
                 2.20%, 07/01/2031
                                                           ---------------
Total Insured (Cost $74,844,790)                                75,548,056
                                                           ---------------
==========================================================================
TAX SUPPORTED:                                                      32.25%
--------------------------------------------------------------------------
State General Obligations: 6.77%
     1,835,000   Illinois State,                                 1,846,450
                 5.00%, 06/01/2003
     1,200,000   Georgia State,                                  1,208,664
                 4.00%, 07/01/2003
     3,000,000   Minnesota State,                                3,036,270
                 4.75%, 08/01/2003
     1,100,000   Connecticut State Series D,                     1,113,420
                 3.00%, 11/15/2003
     2,000,000   Washington State Series C,                      2,057,940
                 5.00%, 01/01/2004
     4,070,000   Pennsylvania State First Series,                4,167,273
                 4.00%, 02/01/2004
     1,000,000   Georgia State Series B,                         1,050,690
                 6.25%, 04/01/2004
     1,600,000   North Carolina State Public                     1,652,096
                 Improvement Series B,
                 3.00%, 04/01/2005 (Note C, p. 7)
                                                           ---------------
Total State General Obligations
(Cost $15,995,971)                                              16,132,803
                                                           ---------------
Local General Obligations: 14.78%
     1,155,000   Chippewa Valley, Michigan                       1,157,876
                 School Building & Site Series I,
                 4.25%, 05/01/2003
     2,020,000   Metro Government Nashville &                    2,043,755
                 Davidson County, Tennessee,
                 Refunding, 3.00%, 11/15/2003
     1,000,000   Cambridge, Massachusetts,                       1,008,940
                 2.25%, 01/01/2004
     1,405,000   Loudoun County, Virginia                        1,446,995
                 Public Improvement Series B,
                 5.13%, 01/01/2004
     1,180,000   Greensboro, North Carolina                      1,193,959
                 Series A, 2.50%, 02/01/2004
     1,015,000   Ware County, School District,                   1,030,834
                 Georgia, 3.00%, 02/01/2004
     1,060,000   Wayzata Independent School                      1,076,271
                 District No. 284, Minnesota
                 Refunding Series A,
                 3.00%, 02/01/2004
     1,000,000   Hopkins Independent School                      1,019,800
                 District No. 270, Minnesota
                 Refunding Series B,
                 3.50%, 02/01/2004
     1,000,000   Griffin-Spalding County School                  1,023,820
                 District, Georgia,
                 4.00%, 02/01/2004
     2,785,000   Anoka-Hennepin School District                  2,874,204
                 No. 11, Minnesota, Credit
                 Enhancement, 5.00%, 02/01/2004
     3,185,000   Anne Arundel County, Maryland,                  3,269,371
                 4.00%, 03/01/2004
     1,745,000   Hingham, Massachusetts                          1,795,622
                 Municipal Purpose Loan,
                 4.00%, 04/01/2004
     1,030,000   Knox County, Tennessee                          1,069,624
                 Refunding, 5.00%, 04/01/2004
     3,670,000   Mecklenburg County, North                       3,823,957
                 Carolina Refunding Series C,
                 5.25%, 04/01/2004
     2,295,000   Jordan School District, Utah,                   2,397,701
                 5.00%, 06/15/2004
     3,190,000   Seattle, Washington,                            3,323,023
                 4.50%, 08/01/2004
     3,045,000   New York City, New York                         3,168,931
                 Series G, 5.00%, 08/01/2004
     1,410,000   Acton & Boxborough Regional                     1,453,654
                 School District, Massachusetts
                 Bond Anticipation Notes,
                 3.00%, 04/01/2005
     1,030,000   Dove Valley, Colorado,                          1,051,991
                 2.88%, 05/01/2020
                                                           ---------------
Total Local General Obligations
(Cost $34,746,996)                                              35,230,328
                                                           ---------------
Tax Lease: 3.04%
     2,655,000   Virginia State Public School                    2,689,621
                 Authority, School Financing
                 Series A, 5.00%, 08/01/2003
     2,135,000   Michigan State Building                         2,179,259
                 Authority, Revenue Series I,
                 5.00%, 10/15/2003
     2,300,000   Alabama State Public School &                   2,363,848
                 College Authority, Capital
                 Improvement Pool Series A,
                 4.50%, 02/01/2004
                                                           ---------------
Total Tax Lease (Cost $7,140,580)                                7,232,728
                                                           ---------------


                           Schedule of Investments--Municipal Bond Portfolios  3

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
Special Tax: 7.66%
$    1,380,000   Chicago, Illinois Tax                     $     1,418,737
                 Increment, Allocation
                 Subordinated Central Loop
                 Redevelopment A,
                 6.35%, 12/01/2003
       530,000   Westchester Community                             530,021
                 Development District No. 1,
                 Florida Bond Anticipation
                 Notes, 5.50%, 01/01/2004
     1,000,000   Alabama State Public School &                   1,027,760
                 College Authority, Capital
                 Improvement Pool Series A,
                 4.50%, 02/01/2004
       350,000   Las Vegas Special Improvement                     352,642
                 District No. 808-Summerlin,
                 Nevada Local Improvement
                 Bonds, 5.20%, 06/01/2004
     1,000,000   Lexington Oaks Community                        1,006,570
                 Development District, Florida
                 Special Assessment Revenue
                 Series B, 5.50%, 05/01/2005
       300,000   Heritage Isles Community                          299,700
                 Development District, Florida
                 Special Assessment Revenue
                 Series A, 5.75%, 05/01/2005
       120,000   Sampson Creek Community                           121,432
                 Development District, Florida
                 Capital Revenue, Improvement
                 Revenue Series B,
                 6.30%, 05/01/2005
       300,000   Vistancia Community Facilities                    300,504
                 District, Arizona,
                 4.00%, 07/15/2005
       485,000   North Las Vegas, Nevada Local                     486,086
                 Improvement District No. 60,
                 3.50%, 12/01/2005
     2,000,000   Chicago, Illinois Tax                           2,164,320
                 Increment, Allocation
                 Subordinated Central Loop
                 Redevelopment A,
                 6.50%, 12/01/2005
       135,000   Meadow Pointe III Community                       136,721
                 Development District, Florida
                 Capital Improvement Series 2001-1,
                 5.90%, 01/01/2006
       230,000   Harbour Lake Estates Community                    234,789
                 Development District, Florida
                 Special Assessment,
                 6.40%, 02/01/2006
       220,000   Capital Region Community                          222,880
                 Development District, Florida
                 Revenue, Capital Improvement
                 Series B, 5.95%, 05/01/2006
       520,000   Bella Terra Community                             522,813
                 Development District, Florida
                 Special Assessment,
                 5.65%, 11/01/2006
       400,000   Dove Mountain Resort Community                    403,748
                 Facilities District, Arizona
                 Assessment Lien,
                 6.00%, 12/01/2006
     1,000,000   Village Community Development                   1,006,160
                 District No. 5, Florida
                 Special Assessment Revenue
                 Series B, 5.40%, 05/01/2007
       540,000   Double Branch Community                           542,311
                 Development District, Florida
                 Special Assessment Series B-1,
                 5.60%, 05/01/2007
       450,000   Vizcaya Community Development                     455,981
                 District, Florida Special
                 Assessment, 5.90%, 05/01/2007
       400,000   University Place Community                        403,848
                 Development District, Florida
                 Special Assessment Series B,
                 6.10%, 05/01/2007
       310,000   Fishhawk Community
                 Development District, Florida                     321,817
                 Special Assessment Revenue,
                 6.65%, 05/01/2007
       115,000   Lake Powell Residential Golf                      117,783
                 Community Development
                 District, Florida Series C,
                 6.70%, 05/01/2007
       450,000   Reunion East Community                            454,459
                 Development District, Florida
                 Special Assessment Series B,
                 5.90%, 11/01/2007
       225,000   Stoneybrook Community                             226,267
                 Development District, Florida
                 Capital Improvement Revenue
                 Series B, 5.70%, 05/01/2008
       495,000   Narcoossee Community                              492,184
                 Development District, Florida
                 Special Assessment Series B,
                 5.75%, 05/01/2008
       235,000   Waterchase Community                              238,480
                 Development District, Florida
                 Capital Improvement Revenue
                 Series B, 5.90%, 05/01/2008
       500,000   Heritage Harbour South                            500,455
                 Community Development
                 District, Florida Capital
                 Improvement Revenue Series B,
                 5.40%, 11/01/2008
       400,000   Bonita Springs Vasari                             407,868
                 Community Development
                 District, Florida Capital
                 Improvement Revenue Series B,
                 6.20%, 05/01/2009


4  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$      385,000   Saddlebrook Community                     $       393,547
                 Development District, Florida
                 Special Assessment Series B,
                 6.25%, 05/01/2009
       345,000   Harbor Bay Community                              352,259
                 Development District, Florida
                 Capital Improvement Revenue
                 Series B, 6.35%, 05/01/2010
       270,000   Lakewood Ranch Community                          275,783
                 Development District 5,
                 Florida Special Assessment
                 Revenue Series B,
                 6.00%, 05/01/2011
     2,000,000   New York City Transitional                      2,219,020
                 Finance Authority, New York
                 Revenue Refunding Future Tax
                 Secured Series A,
                 5.50%, 11/01/2026
     1,050,000   New York City Transitional                      1,149,225
                 Finance Authority, New York
                 Revenue Refunding Future Tax
                 Secured Series B,
                 5.25%, 02/01/2029
                                                           ---------------
Total Special Tax (Cost $18,554,393)                            18,786,170
                                                           ---------------
Total Tax Supported (Cost $76,437,940)                          77,382,029
                                                           ---------------
==========================================================================
REVENUE:                                                            18.33%
--------------------------------------------------------------------------
Airport Revenue: 0.40%
       965,000   McLean County, Illinois                           961,121
                 Bloomington-Normal Airport,
                 5.50%, 12/15/2011
                                                           ---------------
Total Airport Revenue (Cost $957,069)                              961,121
                                                           ---------------
Electric Revenue: 8.31%
     1,200,000   Salt River Project                              1,234,944
                 Agricultural Improvement &
                 Power District, Arizona
                 Electric Systems Revenue,
                 Refunding Salt River Project
                 Series A, 5.00%, 01/01/2004
     1,060,000   Salt River Project                              1,094,005
                 Agricultural Improvement &
                 Power District, Arizona
                 Electric Systems Revenue,
                 Refunding Series A,
                 5.40%, 01/01/2004
     1,595,000   North Carolina Municipal Power                  1,626,900
                 Agency No. 1, Catawba Electric
                 Revenue Refunding,
                 6.00%, 01/01/2004
     2,000,000   Springfield, Missouri Public                    2,070,680
                 Utility Revenue Refunding,
                 5.00%, 03/01/2004
     1,355,000   Snohomish County, Washington                    1,409,214
                 Public Utility District
                 No. 001 Electric Revenue,
                 4.00%, 12/01/2004 (Note C, p. 7)
     2,215,000   North Carolina Municipal Power                  2,322,051
                 Agency No. 1, Catawba,
                 Electric Revenue Series A,
                 5.00%, 01/01/2005
     1,870,000   Salt River Project                              1,985,902
                 Agricultural Improvement &
                 Power District, Arizona
                 Electric Systems Revenue,
                 Refunding Salt River Project
                 Series A, 5.00%, 01/01/2005
     2,000,000   California Department of Water                  2,146,820
                 Resources Power Supply Revenue
                 Series A, 5.50%, 05/01/2005
     1,665,000   South Carolina State Public                     1,812,153
                 Service Authority, Revenue
                 Series D, 5.00%, 01/01/2006
     3,745,000   California Department of Water                  4,110,774
                 Resources Power Supply Revenue
                 Series A, 5.50%, 05/01/2006
                                                           ---------------
Total Electric Revenue (Cost $19,580,276)                       19,813,443
                                                           ---------------
Health Care Revenue: 2.32%
     1,200,000   Massachusetts State Health &                    1,205,892
                 Educational Facilities
                 Authority, Revenue, Caritas
                 Christi Obligation Series B,
                 4.00%, 07/01/2003
     1,000,000   Maricopa County, Arizona                        1,020,890
                 Industrial Development
                 Authority Health Facilities,
                 Revenue, Refunding Catholic
                 Healthcare West Project A,
                 4.35%, 07/01/2004
       560,000   Illinois Health Facilities                        595,913
                 Authority, Revenue, Advocate
                 Network Health Care,
                 5.50%, 11/15/2004
     1,245,000   Colorado Health Facilities                      1,287,641
                 Authority Revenue, Catholic
                 Health Initiatives Series A,
                 4.00%, 03/01/2005
       875,000   Connecticut State Health and                      923,160
                 Educational Facilities
                 Authority, Revenue, Hospital
                 for Special Care Series B,
                 5.13%, 07/01/2007
       430,000   Allegheny County Hospital                         483,251
                 Development Authority,
                 Pennsylvania, Revenue, West
                 Pennsylvania Health System
                 Series B, 9.25%, 11/15/2022
                                                           ---------------
Total Health Care Revenue (Cost $5,304,441)                      5,516,747
                                                           ---------------


                           Schedule of Investments--Municipal Bond Portfolios  5

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
Tobacco Revenue: 2.16%
$    1,110,000   Nassau County, New York                   $     1,150,903
                 Tobacco Settlement Corp.,
                 Asset Backed Series A,
                 5.25%, 07/15/2013
     1,900,000   Golden State Tobacco                            1,894,927
                 Securitization Corp.,
                 California Tobacco Settlement
                 Revenue Series A-1,
                 5.00%, 06/01/2021
     2,220,000   Washington Settlement                           2,088,554
                 Authority, Tobacco Settlement
                 Revenue, Asset Backed,
                 6.50%, 06/01/2026
                                                           ---------------
Total Tobacco Revenue (Cost $5,241,008)                          5,134,384
                                                           ---------------
Water/Sewer Revenue: 0.82%
     1,960,000   Abilene, Texas Waterworks &                     1,960,568
                 Sewer Systems Certificates
                 Obligation B, 3.84%, 02/15/2004
                                                           ---------------
Total Water/Sewer Revenue (Cost $1,960,000)                      1,960,568
                                                           ---------------
Miscellaneous Revenue: 1.94%
       420,000   Hammond Redevelopment                             422,310
                 District, Indiana Revenue
                 Series B, 5.00%, 07/15/2003
       300,000   New York Convention Center                        304,677
                 Operating Corp., Certificates
                 of Participation, Yale
                 Building Acquisition Project,
                 6.50%, 12/01/2004
     3,800,000   Maryland Department of                          3,906,286
                 Transportation, Refunding,
                 3.00%, 12/15/2004
                                                           ---------------
Total Miscellaneous Revenue (Cost $4,632,563)                    4,633,273
                                                           ---------------
Industrial Development/Pollution
Control Revenue: 2.38%
       300,000   Midland County Economic                           302,778
                 Development Corporation,
                 Michigan Pollution Control
                 Revenue Series A,
                 6.88%, 07/23/2009
     1,000,000   Pope County, Arkansas Revenue,                  1,022,510
                 Refunding Entergy Arkansas Inc.
                 Project, 5.05%, 09/01/2028
     1,565,000   Matagorda County Navigation                     1,569,852
                 District No. 1, Texas
                 Pollution Control Revenue,
                 Refunding Central Power &
                 Light Co. Series A,
                 3.75%, 05/01/2030
     1,030,000   Brazos River Authority, Texas                   1,032,070
                 Pollution Control Revenue, TXU
                 Electric Co. Project Series A,
                 4.95%, 10/01/2030
     1,000,000   Maricopa County Industrial                      1,025,480
                 Development Authority, Arizona
                 Solid Waste Disposal Revenue
                 Waste Management Inc. Project,
                 4.80%, 12/01/2031
       710,000   Washoe County, Nevada Water                       707,629
                 Facility Revenue, Variable
                 Refunding, AMT, Sierra Pacific
                 Power Co., 5.75%, 03/01/2036
                                                           ---------------
Total Industrial Development/Pollution
Control Revenue (Cost $5,611,472)                                5,660,319
                                                           ---------------
Total Revenue (Cost $43,286,829)                                43,679,855
                                                           ---------------
==========================================================================
ASSET-BACKED SECURITIES:                                             4.32%
--------------------------------------------------------------------------
Housing: 4.32%
       290,000   Nebraska Investment Finance                       304,430
                 Authority Single-Family
                 Housing Revenue Series A,
                 5.50%, 09/01/2013
     1,425,000   West Virginia State Housing                     1,424,345
                 Development Fund Series D,
                 AMT, 3.25%, 11/01/2015
       610,000   Georgia State Housing &                           618,821
                 Finance Authority, Revenue,
                 Single-Family Mortgage Subser
                 C 3, 4.88%, 12/01/2015
     1,505,000   Munimae Trust Series 2001-6                     1,587,910
                 Class A, 4.80%, 01/14/2026
     2,760,000   Colorado Housing & Finance                      2,869,462
                 Authority, Single-Family
                 Series A-2, AMT,
                 7.25%, 05/01/2027
       555,000   District of Columbia Housing                      582,256
                 Finance Agency Mortgage
                 Revenue, Single-Family Series A,
                 AMT, 6.75%, 06/01/2028
     2,625,000   District of Columbia Housing                    2,909,156
                 Finance Agency Mortgage
                 Revenue, Single-Family Series A,
                 AMT, 6.85%, 06/01/2031
                                                           ---------------
Total Housing (Cost $10,203,437)                                10,296,380
                                                           ---------------
Total Asset-Backed Securities
(Cost $10,203,437)                                              10,296,380
                                                           ---------------
==========================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------
Total Investments (Cost $238,896,588)          101.21%     $   241,207,542
(Note D , p. 7)
Cash and Other Assets, Less Liabilities         (1.21)          (2,894,476)
                                              -------      ---------------
Net Assets (Equivalent to $12.71
per share based on 18,751,676
shares of capital stock outstanding)           100.00%     $   238,313,066
                                              =======      ===============


6  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

================================================================================
INTEREST RATE SWAPS
--------------------------------------------------------------------------------

Notional                                           Rate                                                          Unrealized
Amount                  Description              Received            Rate Paid       Termination Date            Gain/(Loss)
-----------------------------------------------------------------------------------------------------------------------------
2,000,000               BMA Interest                2.62%             Variable*         11/01/2004                $  57,905
                        Rate Swap
2,000,000               BMA Interest              Variable*             4.03            11/01/2011                 (144,980)
                        Rate Swap
1,080,000               BMA Interest              Variable*             5.26            11/01/2013                 (109,637)
                        Rate Swap
                                                                                                                  ---------
Total Interest Rate Swaps                                                                                         $(196,712)
                                                                                                                  =========

*Variable interest based on the Municipal Swap Index, which fluctuates weekly.

==========================================================================
SHORT FUTURES CONTRACT
--------------------------------------------------------------------------

                                                             Unrealized
Contracts       Description                   Value         Appreciation
--------------------------------------------------------------------------
18             Interest Rate                $4,526,250     $        48,636
               Swap 10 Yr. Future
               June 2003
                                                           ---------------
Total Short Futures Contract                               $        48,636
                                                           ---------------
--------------------------------------------------------------------------

(A) Represents entire or partial position segregated as collateral for initial margin requirement on open futures contract.
(B) Represents entire or partial position segregated as collateral for interest rate swap.
(C)   When-issued security
(D) At March 31, 2003, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $2,530,057 and gross unrealized depreciation of investments was $219,103, resulting in net unrealized appreciation of $2,310,954 (excluding foreign currency transactions).

      Explanation of abbreviations:
      ACA-American Capital Access
      AMBAC-American Municipal Bond Assurance Corporation
      AMT-Subject to Alternative Minimum Tax
      FGIC-Financial Guaranty Insurance Company
      FSA-Financial Security Assurance, Inc.
      MBIA-Municipal Bond Investors Assurance Corporation
      PSF-GTDS-Permanent School Fund Guaranteed

==========================================================================
    Allocation of Portfolio net assets at March 31, 2003:
    Alabama                                                        1.95%
    Arizona                                                        2.96
    Arkansas                                                       0.43
    California                                                     5.58
    Colorado                                                       2.92
    Connecticut                                                    0.85
    Florida                                                        6.90
    Georgia                                                        2.07
    Illinois                                                       7.29
    Indiana                                                        0.77
    Kansas                                                         0.67
    Louisiana                                                      2.06
    Maryland                                                       3.01
    Massachusetts                                                  4.44
    Michigan                                                       2.58
    Minnesota                                                      3.36
    Missouri                                                       1.73
    Nebraska                                                       1.08
    Nevada                                                         0.65
    New Jersey                                                     2.45
    New York                                                       5.70
    North Carolina                                                 4.46
    Ohio                                                           0.66
    Oklahoma                                                       2.58
    Oregon                                                         1.10
    Pennsylvania                                                   7.05
    Rhode Island                                                   0.45
    South Carolina                                                 2.00
    Tennessee                                                      3.13
    Texas                                                          5.90
    Utah                                                           1.60
    Virginia                                                       2.54
    Washington                                                     5.96
    West Virginia                                                  0.60
    Wisconsin                                                      1.76
    District of Columbia                                           1.97
    Cash and Other Assets, Less Liabilities                       (1.21)
                                                                -------
    Total                                                        100.00%
                                                                =======

See Notes to Financial Statements.


                           Schedule of Investments--Municipal Bond Portfolios  7

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                  Short Duration California Municipal Portfolio
                           March 31, 2003 (Unaudited)

==========================================================================
Principal Amount            Description                      Market Value*
==========================================================================
TAX-EXEMPT VARIABLE-RATE DEMAND NOTES:                              14.58%
--------------------------------------------------------------------------
$    1,100,000   Irvine Ranch Water District,              $     1,100,000
                 California Certificates of
                 Participation, Capital
                 Improvement Project,
                 1.05%, 08/01/2016
     3,300,000   Orange County Assessment                        3,300,000
                 District No. 88-1, California
                 Improvement Bond Act 1915,
                 1.15%, 09/02/2018
       300,000   Irvine Assessment District No.                    300,000
                 87-8, California Improvement
                 Bond Act of 1915,
                 1.10%, 09/02/2024
       550,000   California Pollution Control                      550,000
                 Financing Authority, Solid
                 Waste Disposal Revenue, Shell
                 Oil Company Martinez Project A,
                 1.125%, 10/01/2024
     2,300,000   California Health Facilities                    2,300,000
                 Financing Authority Revenue,
                 Hospital Adventist Health
                 Systems Series A,
                 1.10%, 09/01/2025
     1,200,000   California Pollution Control                    1,200,000
                 Financing Authority, Shell
                 Martinez Refining Series B,
                 1.125%, 10/01/2031
     3,900,000   Los Angeles Water & Power,                      3,900,000
                 California Revenue Subseries
                 B-6, 1.10%, 07/01/2034
                                                           ---------------
Total Tax-Exempt Variable-Rate Demand Notes
(Cost $12,650,000)                                              12,650,000
                                                           ---------------
==========================================================================
PREREFUNDED/ESCROWED:                                                1.04%
--------------------------------------------------------------------------
       305,000   Sacramento Schools Insurance                      307,297
                 Authority, California Workers
                 Compensation Program Revenue
                 Series C, 5.75%, 06/01/2003,
                 Escrowed to Maturity
       520,000   Massachusetts State                               597,719
                 Consolidated Loan Series B,
                 FSA, 5.50%, 03/01/2018,
                 Prerefunded 03/01/2012 @100
                                                           ---------------
Total Prerefunded/Escrowed (Cost $888,895)                         905,016
                                                           ---------------
==========================================================================
INSURED:                                                            42.22%
--------------------------------------------------------------------------
     2,000,000   Association of Bay Area                         2,014,880
                 Governments, California Bay
                 Area Rapid Transit Grant-A,
                 AMBAC, 4.75%, 06/15/2003
                 (Note A, p. 12)
     1,000,000   Puerto Rico Commonwealth                        1,012,230
                 Highways & Transportation,
                 Refunding Series Z, MBIA,
                 6.00%, 07/01/2003
     1,010,000   Covina Valley Unified School                    1,021,595
                 District, California Series A,
                 FSA, 4.50%, 08/01/2003
     1,485,000   Los Angeles Unified School                      1,514,448
                 District, California
                 Certificates of Participation
                 Series B, MBIA,
                 5.00%, 10/01/2003
     1,530,000   Sacramento County, California                   1,549,997
                 Special Tax, Refunding Laguna
                 Community Facilities District,
                 MBIA, 3.00%, 12/01/2003
     1,220,000   Los Angeles, California                         1,240,057
                 Certificates of Participation
                 Equipment Program, MBIA,
                 3.00%, 02/01/2004
     1,000,000   San Francisco City & County                     1,001,850
                 Housing Authority, California
                 Multifamily Revenue, Mortgage
                 Bernal Dwellings Project A,
                 MBIA, 4.45%, 05/01/2004
     1,000,000   Alameda Unified School                          1,053,960
                 District, California
                 Refunding, FSA,
                 5.50%, 07/01/2004
     1,435,000   Lodi Unified School District,                   1,470,832
                 California, MBIA,
                 3.00%, 08/01/2004
     1,000,000   Long Beach Finance Authority,                   1,024,970
                 California Tax Allocation
                 Revenue, North Long Beach
                 Redevelopment, AMBAC,
                 3.00%, 08/01/2004
     2,400,000   San Jose Unified School                         2,459,928
                 District, California County
                 Series A, FSA, 3.00%, 08/01/2004
     1,000,000   Chino Basin Regional Financing                  1,056,510
                 Authority, California Revenue
                 Municipal Water District Sewer
                 Systems Project, AMBAC,
                 5.40%, 08/01/2004
       200,000   Los Angeles, California Harbor                    210,582
                 Department Revenue, Crossover
                 Refunding Series A, AMBAC,
                 5.50%, 08/01/2004

*See Note 1, page 33 in Notes to Financial Statements.


8  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$    1,000,000   Sacramento Municipal Utility              $     1,025,690
                 District, California Electric
                 Revenue, Refunding Series Q,
                 FSA, 3.00%, 08/15/2004
     1,250,000   San Joaquin Hills                               1,213,687
                 Transportation Corridor
                 Agency, California Toll Road
                 Revenue, Capital Appreciation
                 Refunding Series A, MBIA,
                 0.00%, 01/15/2005
     2,850,000   Beverly Hills Public Financing                  3,011,538
                 Authority, California Lease
                 Refunding Series A, MBIA,
                 4.00%, 06/01/2005
     1,070,000   San Francisco City & County                     1,177,856
                 Airports Commission,
                 California International
                 Airport, Refunding Second
                 Series-27A, MBIA, 5.50%, 05/01/2006
     1,270,000   California State Department of                  1,417,637
                 Water Resources, Power Supply
                 Revenue Series A, MBIA,
                 5.25%, 05/01/2007
       430,000   Detroit City School District,                     489,073
                 Michigan Series A, FSA,
                 5.50%, 05/01/2011
       605,000   Hillsborough County School                        673,534
                 District, Florida Sales Tax
                 Revenue, AMBAC,
                 5.00%, 10/01/2011
       955,000   Weld County School District                     1,066,487
                 No. 006, Greely, Colorado
                 Refunding, FSA,
                 5.00%, 12/01/2011
     1,100,000   William S. Hart Union High                      1,104,180
                 School District, California
                 Certificates of Participation,
                 School Facility Bridge Funding
                 Program, FSA, 2.40%, 01/15/2015
     1,000,000   Fontana Public Financing                        1,075,260
                 Authority, California Tax
                 Allocation Revenue, North
                 Fontana Redevelopment Project
                 Series A, FSA, 5.25%, 09/01/2020
     1,000,000   San Jose Unified School                         1,045,440
                 District, California Series A
                 5.00%, FSA, 08/01/2021
     1,460,000   Northern California Power                       1,524,795
                 Agency Public Power Revenue,
                 Hydroelectric Project No. 1
                 Series A, MBIA,
                 5.125%, 07/01/2023
     2,170,000   Long Beach, California Harbor                   2,233,733
                 Revenue Series A, MBIA,
                 4.00%, 05/15/2027
     1,500,000   Rancho, California Water                        1,533,450
                 District Financing Authority
                 Revenue Refunding Series A,
                 FGIC, 3.00%, 08/01/2029
     1,400,000   William S. Hart Union High                      1,405,320
                 School District, California
                 Certificates of Participation,
                 School Facility Bridge Funding
                 Program, FSA, 2.40%, 01/15/2036
                                                           ---------------
Total Insured (Cost $36,235,354)                                36,629,519
                                                           ---------------
==========================================================================
TAX SUPPORTED:                                                      12.39%
--------------------------------------------------------------------------
State General Obligations: 1.31%
     1,000,000   California State,                               1,006,800
                 5.50%, 06/01/2003
       125,000   California State,                                 126,124
                 5.00%, 11/01/2022
                                                           ---------------
Total State General Obligations
(Cost $1,126,160)                                                1,132,924
                                                           ---------------
Local General Obligations: 2.38%
     1,000,000   Fremont-Newark Community                        1,023,500
                 College District, California
                 Series A, 3.00%, 08/01/2004
     1,000,000   New York, New York Series G,                    1,040,700
                 5.00%, 08/01/2004
                                                           ---------------
Total Local General Obligations
(Cost $2,039,845)                                                2,064,200
                                                           ---------------
Tax Lease: 1.60%
     1,000,000   California Public Works Board                   1,024,310
                 Lease Revenue, Refunding
                 Department of Corrections, Del
                 Norte Series C,
                 4.70%, 12/01/2003
       365,000   Puerto Rico Urban Renewal &                       368,650
                 Housing Corp.,
                 7.875%, 10/01/2004
                                                           ---------------
Total Tax Lease (Cost $1,380,859)                                1,392,960
                                                           ---------------
Special Tax: 5.35%
       115,000   Etiwanda School District                          115,337
                 (Community Facilities District
                 No. 3), California Special Tax
                 Refunding, 3.00%, 08/01/2003
       140,000   Vacaville, California                             140,625
                 Improvement Bond Act 1915,
                 Refunding & Improvement
                 Consolidated Reassessment
                 Series A, 3.00%, 09/02/2003
       145,000   San Jose Improvement District                     146,570
                 Number 99-218Sj California
                 Series 24 Q, Improvement Bond
                 Act 1915, 4.80%, 09/02/2003


                           Schedule of Investments--Municipal Bond Portfolios  9

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$      200,000   Westchester Community                     $       200,008
                 Development District No. 1,
                 Florida Bond Anticipation
                 Notes, 5.50%, 01/01/2004
     1,140,000   Los Angeles County                              1,174,063
                 Metropolitan Transportation
                 Authority, California Sales
                 Tax Revenue, Refunding
                 Proposal A Series A,
                 5.20%, 07/01/2004
       100,000   Chula Vista Community                             100,331
                 Facilities District,
                 California Special Tax No.
                 06-1 Eastlake Woods Area
                 Series A, 2.40%, 09/01/2004
       190,000   Salinas Public Financing                          193,108
                 Authority, California Revenue,
                 Refunding Assessment Districts
                 Refinancing Subordinated B,
                 4.00%, 09/02/2004
     1,800,000   Puerto Rico Commonwealth                        1,921,986
                 Highways & Transportation,
                 Refunding Series F,
                 5.00%, 07/01/2005
       100,000   Chula Vista Community                             100,532
                 Facilities District,
                 California Special Tax No.
                 06-1 Eastlake Woods Area
                 Series A, 2.90%, 09/01/2005
       190,000   North Las Vegas, Nevada                           190,426
                 Special Improvement District
                 No. 60 Aliante, 3.50%, 12/01/2005
       200,000   Vizcaya Community Development                     199,202
                 District, Florida Special
                 Assessment Series B,
                 5.40%, 11/01/2007
       160,000   Gateway Services, Community                       158,424
                 Development District, Florida
                 Special Assessment, Sun City
                 Center, Fort Meyers Project
                 Series B, 5.50%, 05/01/2010
                                                           ---------------
Total Special Tax (Cost $4,629,858)                              4,640,612
                                                           ---------------
Miscellaneous Tax: 1.75%
     1,515,000   Puerto Rico Municipal Finance                   1,522,817
                 Agency Series A,
                 3.00%, 08/01/2003
                                                           ---------------
Total Miscellaneous Tax (Cost $1,520,020)                        1,522,817
                                                           ---------------
Total Tax Supported (Cost $10,696,742)                          10,753,513
                                                           ---------------
==========================================================================
REVENUE:                                                            16.99%
--------------------------------------------------------------------------
Electric Revenue: 6.80%
     1,500,000   Los Angeles Department of                       1,549,140
                 Water & Power, California
                 Electric Plant Revenue,
                 Unrefunded Balance,
                 9.00%, 09/01/2003
     1,000,000   California State Department of                  1,073,410
                 Water Resources, Power Supply
                 Revenue Series A,
                 5.50%, 05/01/2005
     1,080,000   California State Department of                  1,185,483
                 Water Resources, Power Supply
                 Revenue Series A,
                 5.50%, 05/01/2006
     2,000,000   Sacramento, California                          2,089,860
                 Municipal Utility District
                 Electric Revenue, Registered
                 Linked Pars and Inflos,
                 5.40%, 11/15/2006
                                                           ---------------
Total Electric Revenue (Cost $5,848,256)                         5,897,893
                                                           ---------------
Health Care Revenue: 2.12%
       730,000   California Health Facilities                      732,467
                 Financing Authority Revenue,
                 Downey Community Hospital,
                 5.20%, 05/15/2003
       350,000   Maricopa County Industrial                        357,311
                 Development Authority, Arizona
                 Health Facilities Revenue,
                 Catholic Healthcare West
                 Project Series A,
                 4.35%, 07/01/2004
       135,000   ABAG Finance Authority for                        141,510
                 Nonprofit Corp., California
                 Revenue, San Diego Hospital
                 Associates Series A,
                 6.00%, 08/15/2004
       590,000   California Statewide                              608,190
                 Communities Development
                 Authority Revenue, Kaiser
                 Permanente Series C,
                 3.70%, 11/01/2029
                                                           ---------------
Total Health Care Revenue (Cost $1,813,925)                      1,839,478
                                                           ---------------
Higher Education Revenue: 1.18%
     1,000,000   CSUCI Financing Authority,                      1,022,550
                 California Revenue Rental
                 Housing, 3.375%, 08/01/2031
                                                           ---------------
Total Higher Education Revenue
(Cost $1,000,000)                                                1,022,550
                                                           ---------------


10  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
Tobacco Revenue: 2.24%
$      775,000   California County, Tobacco                $       768,118
                 Securitization Agency, Alameda
                 County Tobacco Settlement
                 Asset-Backed Bonds,
                 4.75%, 06/01/2019
       680,000   Tobacco Securitization                            681,884
                 Authority of Northern
                 California Settlement Revenue,
                 Asset-Backed Bonds Series B,
                 Sacramento County Tobacco
                 Securitization Corp.,
                 4.375%, 06/01/2021
       500,000   Golden StateTobacco                               498,665
                 Securitization Corp.,
                 California Tobacco Settlement
                 Revenue Series 2003-A-1,
                 5.00%, 06/01/2021
                                                           ---------------
Total Tobacco Revenue (Cost $1,912,732)                          1,948,667
                                                           ---------------
Miscellaneous Revenue: 8.65%
     3,500,000   California Revenue                              3,509,590
                 Anticipation Notes Series A,
                 2.50%, 06/20/2003
     2,000,000   Santa Clara Valley                              2,026,120
                 Transportation Authority
                 California Revenue, Bond &
                 Grant Anticipation Notes,
                 3.00%, 12/04/2003
        99,930   Koch Fixed-Rate Trust, Various                    100,307
                 States Class A1,
                 4.70%, 10/06/2003
       200,000   Meadow Pointe III Community                       199,428
                 Development District, Florida
                 Capital Improvement Revenue
                 Series B, 5.25%, 11/01/2007
     1,500,000   Los Angeles County                              1,671,210
                 Metropolitan Transportation
                 Authority, California Sales
                 Tax Revenue, Refunding
                 Proposal A First Tier Senior
                 Series A, FSA,
                 5.00%, 07/01/2011 (Note B, p. 12)
                                                           ---------------
Total Miscellaneous Revenue
(Cost $7,495,435)                                                7,506,655
                                                           ---------------
Industrial Development/Pollution Control
Revenue: 2.38%
       370,000   Louisa, Virginia Industrial                       390,842
                 Development Authority,
                 Pollution Control Revenue,
                 Virginia Electric & Power Co.,
                 5.25%, 12/01/2008
       320,000   Pope County, Arkansas Revenue,                    327,203
                 Refunding Entergy Arkansas Inc.
                 Project, 5.05%, 09/01/2028
       525,000   Matagorda County Navigation                       526,628
                 District No. 1, Texas
                 Pollution Control Revenue,
                 Refunding Central Power &
                 Light Series A,
                 3.75%, 05/01/2030
       400,000   Maricopa County Industrial                        410,192
                 Development Authority, Arizona
                 Solid Waste Disposal Revenue,
                 Waste Management Inc. Project,
                 4.80%, 12/01/2031
       410,000   Brazos River Authority, Texas                     409,910
                 Pollution Control Revenue,
                 Refunding TXU Electric Co.
                 Project Series D,
                 4.25%, 05/01/2033
                                                           ---------------
Total Industrial Development/Pollution Control
Revenue (Cost $2,018,907)                                        2,064,775
                                                           ---------------
Total Revenue (Cost $20,089,255)                                20,280,018
                                                           ---------------
==========================================================================
ASSET-BACKED SECURITIES:                                             5.47%
--------------------------------------------------------------------------
Housing: 5.47%
       665,000   Santa Clara County Housing                        667,733
                 Authority, California
                 Multifamily Housing Revenue,
                 John Burns Gardens Apartments
                 Project B, 3.80%, 08/01/2004
       550,000   East Bay Delta Housing &                          579,540
                 Finance Agency, California
                 Lease Revenue, Passthrough
                 Lease Purchase, MBIA,
                 4.25%, 06/01/2005
       890,000   San Jose, California                              902,914
                 Multifamily Housing Revenue,
                 El Parador Apartments Project
                 Series C, 4.90%, 01/01/2016
     1,040,000   California Rural Home Mortgage                  1,120,257
                 Finance Authority
                 Single-Family Mortgage
                 Revenue, Mortgage-Backed
                 Securities Program Series A,
                 GNMA/FNMA, 6.55%, 06/01/2030
     1,460,000   California Statewide                            1,472,936
                 Communities Development
                 Authority, Multifamily Housing
                 Revenue, Fountains Seacliff
                 Apartments Series Y,
                 2.10%, 10/15/2035
                                                           ---------------
Total Housing (Cost $4,678,827)                                  4,743,380
                                                           ---------------
Total Asset-Backed Securities (Cost $4,678,827)                  4,743,380
                                                           ---------------


                          Schedule of Investments--Municipal Bond Portfolios  11

=========================================================================
INVESTMENT SUMMARY
-------------------------------------------------------------------------
Total Investments (Cost $85,239,073)            99.07%     $    85,961,446
(Note C, below)
Cash and Other Assets, Less Liabilities          0.93              804,394
                                              -------      ---------------
Net Assets (Equivalent to $12.68
per share based on 6,844,795
shares of capital stock outstanding)           100.00%     $    86,765,840
                                              =======      ===============
=========================================================================
SHORT FUTURES CONTRACT
-------------------------------------------------------------------------
                                                             Unrealized
Contracts       Description                   Value         Appreciation
-------------------------------------------------------------------------
18             Interest Rate                $2,036,813     $        21,886
               Swap 10 Yr. Future
               June 2003
                                                           ---------------
Total Short Futures Contract                               $        21,886
                                                           ===============
--------------------------------------------------------------------------

(A) Represents entire or partial position segregated as collateral for initial margin requirement on open futures contract.
(B)   When-issued security
(C) At March 31, 2003, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $744,991 and gross unrealized depreciation of investments was $22,618, resulting in net unrealized appreciation of $722,373.

      Explanation of abbreviations:
      AMBAC-American Municipal Bond Assurance Corporation
      FGIC-Financial Guaranty Insurance Company
      FNMA-Federal National Mortgage Association
      FSA-Financial Security Assurance, Inc.
      GNMA-Government National Mortgage Association
      MBIA-Municipal Bond Investors Assurance Corporation

See Notes to Financial Statements.

                        Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                   Short Duration New York Municipal Portfolio
                           March 31, 2003 (Unaudited)

==========================================================================
Principal Amount            Description                      Market Value*
==========================================================================
TAX-EXEMPT VARIABLE-RATE DEMAND NOTES:                               5.10%
--------------------------------------------------------------------------
$    1,000,000   Port Authority of New York &              $     1,000,000
                 New Jersey, Special Obligation
                 Revenue, Series 3,
                 1.18%, 04/01/2003
     2,600,000   Port Authority of New York &                    2,600,000
                 New Jersey, Special Obligation
                 Revenue, Series 2,
                 1.20%, 05/01/2019
       200,000   New York City Transitional                        200,000
                 Finance Authority, New York
                 City Recovery Series
                 3-Subseries 3B,
                 1.20%, 11/01/2022
     2,500,000   New York City Transitional                      2,500,000
                 Finance Authority, Future Tax
                 Secured Series B,
                 1.15%, 02/01/2031
                                                           ---------------
Total Tax-Exempt Variable-Rate Demand Notes
(Cost $6,300,000)                                                6,300,000
                                                           ---------------
==========================================================================
PREREFUNDED/ESCROWED:                                               13.14%
--------------------------------------------------------------------------
     1,000,000   New York City Series B, AMBAC,                  1,010,950
                 8.25%, 06/01/2017,
                 Prerefunded 06/01/2001 @ 101.50
     3,500,000   Atlanta, Georgia Water & Sewer                  3,671,115
                 Revenue, 5.00%, 01/01/2010,
                 Prerefunded 01/01/2004 @ 102
     2,800,000   New York City Transitional                      2,891,588
                 Finance Authority Revenue,
                 5.00%, 02/01/2004,
                 Escrowed to Maturity (Note A, p.16)
       585,000   New York State Environmental                      687,661
                 Facilities Corp., New York
                 City Municipal Water
                 Refunding, Series A,
                 5.75%, 06/15/2010,
                 Prerefunded 01/01/2011 @ 100
     1,390,000   New York State Urban                            1,622,019
                 Development Corp., Revenue,
                 Correctional Facilities
                 Service Contract Series D,
                 FSA, 5.75%, 01/01/2015,
                 Prerefunded 01/01/2011 @ 100
       650,000   Massachusetts State                               747,149
                 Consolidated Loan Series B
                 5.50%, 03/01/2018,
                 Escrowed to Maturity

*See Note 1, page 33 in Notes to Financial Statements.


12  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$    5,045,000   New York City Municipal Water             $     5,594,098
                 Finance Authority, New York
                 Water & Sewer Systems Revenue,
                 5.875%, 06/15/2025,
                 Escrowed to Maturity
                                                           ---------------
Total Prerefunded/Escrowed
(Cost $15,871,165)                                              16,224,580
                                                           ---------------
==========================================================================
INSURED:                                                            38.94%
--------------------------------------------------------------------------
     1,650,000   Oyster Bay, New York, Public                    1,651,601
                 Improvement Series A, FSA,
                 4.00%, 04/15/2003
     1,000,000   Oneida County, New York,                        1,001,060
                 Public Improvement, AMBAC,
                 4.25%, 04/15/2003
     2,050,000   Suffolk County, New York,                       2,056,991
                 Public Improvement Series A,
                 MBIA, 4.00%, 05/15/2003
     1,000,000   Wayland Cohocton Central                        1,004,910
                 School District, New York, FSA,
                 3.50%, 06/15/2003
     1,825,000   Prattsburgh Central School                      1,836,680
                 District, New York, AMBAC,
                 4.25%, 06/15/2003
     4,250,000   New York State Dormitory                        4,290,673
                 Authority, Revenue, City
                 University Series A, AMBAC,
                 5.00%, 07/01/2003
     1,060,000   New York State Dormitory                        1,079,811
                 Authority, Revenue, City
                 University Series D, FGIC,
                 8.75%, 07/01/2003
     1,209,281   Longwood Central School                         1,242,560
                 District, New York FGIC,
                 4.00%, 03/15/2004
     1,115,000   Suffolk County, New York,                       1,136,341
                 Refunding Public Improvement
                 Series A, MBIA,
                 3.00%, 04/01/2004
     1,000,000   Long Island Power Authority,                    1,038,870
                 New York, Electric Systems,
                 MBIA, 5.00%, 04/01/2004
     1,100,000   New York State Local                            1,148,301
                 Government Assistance Corp.,
                 Refunding Series A, AMBAC,
                 5.50%, 04/01/2004
     1,000,000   New York City, New York Series                  1,067,330
                 K, AMBAC, 8.00%, 04/01/2004
     1,000,000   Clarence Central School                         1,017,810
                 District, New York,
                 FSA, 2.75%, 05/15/2004
     1,240,000   Trumansburg Central School                      1,261,130
                 District, New York, FGIC,
                 2.625%, 06/15/2004
     1,000,000   Fayetteville-Manlius Central                    1,018,520
                 School District, New York, FGIC,
                 2.75%, 06/15/2004
     1,900,000   North Syracuse Central School                   1,940,831
                 District, New York, FSA,
                 3.00%, 06/15/2004
     1,820,000   Elmira, City School District,                   1,864,517
                 New York FGIC, 3.25%, 06/15/2004
     3,000,000   New York State Dormitory                        3,104,160
                 Authority, Revenue, MBIA,
                 3.50%, 10/01/2004
     2,000,000   Suffolk County, Industrial                      2,074,820
                 Developmental Agency, New York
                 Southwest Sewer System
                 Revenue, FGIC,
                 4.80%, 02/01/2005
     1,225,000   Trumansburg Central School                      1,268,928
                 District, New York, FGIC,
                 3.00%, 06/15/2005
     1,450,000   Newark Center School                            1,509,827
                 District, New York, FGIC,
                 3.25%, 06/15/2005
     1,000,000   Erie County, New York, FGIC,                    1,085,290
                 5.00%, 09/01/2005
     2,000,000   Suffolk County, Industrial                      2,076,800
                 Development Agency, New York,
                 Southwest Sewer System Revenue,
                 FGIC, 4.90%, 02/01/2006
     2,055,000   Nassau County, New York, MBIA,                  2,303,758
                 5.35%, 01/15/2009
     1,500,000   New York State Thruway                          1,688,340
                 Authority, Highway & Bridge, MBIA,
                 5.25%, 04/01/2010
       710,000   Utah Transit Authority, Utah                      783,712
                 Sales Tax Revenue Series A,
                 FSA, 5.00%, 06/15/2011
       895,000   Hillsborough County School                        996,386
                 Board, Florida School District
                 Sales Tax Revenue, AMBAC,
                 5.00%, 10/01/2011
     1,260,000   MTA, New York Transit                           1,396,647
                 Authority, Certificates of
                 Participation Series A, AMBAC,
                 5.625%, 01/01/2013
       830,000   Metropolitan Transportation                       950,275
                 Authority, New York, Service
                 Contract, MBIA, 5.50%, 07/01/2013
     1,160,000   New York State Thruway                          1,254,006
                 Authority, Highway & Bridge
                 Trust Fund Series B, MBIA,
                 5.25%, 04/01/2017


                          Schedule of Investments--Municipal Bond Portfolios  13

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$    1,830,000   Metropolitan Transportation               $     1,933,743
                 Authority, New York, FGIC,
                 5.25%, 11/15/2022
                                                           ---------------
Total Insured (Cost $47,451,309)                                48,084,628
                                                           ---------------
==========================================================================
TAX SUPPORTED:                                                      26.59%
--------------------------------------------------------------------------
Local General Obligation: 2.99%
     1,500,000   New York City, New York Series G,               1,561,050
                 5.00%, 08/01/2004
     1,000,000   New York City, New York Series B,               1,043,960
                 5.25%, 08/01/2004
     1,000,000   New York City, New York,                        1,085,500
                 6.00%, 08/01/2005
                                                           ---------------
Total Local General Obligation
(Cost $3,639,647)                                                3,690,510
                                                           ---------------
Tax Lease: 11.40%
     2,000,000   New York State Dormitory                        2,000,000
                 Authority, Community
                 Enhancement Facilities Program
                 Revenue, Series A,
                 4.50%, 04/01/2003
     2,000,000   New York State Dormitory                        2,009,420
                 Authority, State University
                 Educational Facilities
                 Revenue, 1998,
                 5.25%, 05/15/2003
     1,875,000   New York State Dormitory                        1,892,062
                 Authority, City University
                 System Revenue, Series B,
                 5.00%, 07/01/2003
     2,925,000   New York State, Certificates                    2,962,645
                 of Participation,
                 4.25%, 09/01/2003
       355,000   Puerto Rico Urban Renewal &                       358,550
                 Housing Corp.,
                 7.875%, 10/01/2004
     2,000,000   Metropolitan Transportation                     2,081,860
                 Authority, New York Service
                 Contract, 4.00%, 01/01/2005
     1,565,000   New York State Thruway                          1,687,070
                 Authority, Service Contract
                 Revenue, 5.60%, 04/01/2005
     1,000,000   New York State Dormitory                        1,087,510
                 Authority, Lease Revenue Court
                 Facilities, 5.25%, 08/01/2013
                                                           ---------------
Total Tax Lease (Cost $13,906,300)                              14,079,117
                                                           ---------------
Special Tax: 10.35%
     3,640,000   Municipal Assistance                            3,681,387
                 Corporation New York Series J,
                 5.75%, 07/01/2003
       295,000   Westchester Community,                            295,012
                 Development District No. 1
                 Florida, Bond Anticipation
                 Notes, 5.50%, 01/01/2004
     2,960,000   Municipal Assistance                            3,134,522
                 Corporation, New York Refunding
                 Series J, 6.00%, 07/01/2004
     2,525,000   New York City Transitional                      2,631,908
                 Finance Authority, Revenue,
                 4.00%, 11/01/2004
       290,000   North Las Vegas Local                             290,650
                 Improvement Special District
                 No. 60, Nevada
                 3.50%, 12/01/2005
     1,000,000   New York City Transitional                      1,101,180
                 Finance Authority,
                 5.00%, 08/01/2006
       300,000   Vizcaya Community Development                     298,803
                 District Special Assessment,
                 Florida, Series B,
                 5.40%, 11/01/2007
       240,000   Gateway Services Community                        237,636
                 Development District, Florida
                 Special Sun City Center Fort
                 Meyers Project B,
                 5.50%, 05/01/2010
     1,000,000   New York City Transitional                      1,109,510
                 Finance Authority, Refunding,
                 5.50%, 11/01/2026
                                                           ---------------
Total Special Tax (Cost $12,655,975)                            12,780,608
                                                           ---------------
Miscellaneous Tax: 1.85%
     2,280,000   Puerto Rico Municipal Finance                   2,291,765
                 Agency, Series A,
                 3.00%, 08/01/2003
                                                           ---------------
Total Miscellaneous Tax (Cost $2,287,554)                        2,291,765
                                                           ---------------
Total Tax Supported (Cost $32,489,476)                          32,842,000
                                                           ---------------
==========================================================================
REVENUE:                                                            16.38%
--------------------------------------------------------------------------
Electric Revenue: 6.90%
     1,250,000   Long Island Power Authority,                    1,250,000
                 New York, Electric Systems
                 Revenue, MBIA,
                 5.00%, 04/01/2003
     1,645,000   New York State Power                            1,769,444
                 Authority, 5.50%, 02/15/2005
     1,615,000   California State Department of                  1,733,557
                 Water Resources & Power
                 Supply, Series A,
                 5.50%, 05/01/2005
     1,325,000   California State Department of                  1,454,413
                 Water Resources & Power
                 Supply, Series A,
                 5.50%, 05/01/2006
       300,000   Meadow Pointe III Community                       299,142
                 Development District, Florida
                 Capital Series B,
                 5.25%, 11/01/2007


14  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$    2,000,000   New York State Power                      $     2,015,480
                 Authority, Revenue & General
                 Purpose Adjusted Consented,
                 2.90%, 03/01/2020
                                                           ---------------
Total Electric Revenue (Cost $8,444,182)                         8,522,036
                                                           ---------------
Health Care Revenue: 0.37%
       435,000   East Rochester, New York                          459,738
                 Housing Authority Revenue,
                 Refunding GNMA North Park
                 Nursing Home, 3.70%, 10/20/2006
                                                           ---------------
Total Health Care Revenue (Cost $435,000)                          459,738
                                                           ---------------
Tobacco Revenue: 2.05%
       840,000   New York County Trust I, New                      843,478
                 York Tobacco Settlement
                 Passthrough Bonds Series A,
                 5.25%, 06/01/2003
       360,000   Monroe Tobacco Asset                              361,778
                 Securitization Corp., New York
                 Tobacco Settlement
                 Asset-Backed Revenue,
                 5.75%, 06/01/2003
       915,000   TSASC, Inc., New York,                            920,792
                 5.00%, 07/15/2008
       400,000   Nassau County, Tobacco                            402,788
                 Settlement Corp., New York
                 Tobacco Settlement
                 Asset-Backed Bonds Series A,
                 5.25%, 07/15/2011
                                                           ---------------
Total Tobacco Revenue (Cost $2,544,311)                          2,528,836
                                                           ---------------
Water/Sewer Revenue: 4.01%
     1,590,000   New York State Environmental                    1,605,296
                 Facilities Corp., Clean Water
                 & Drinking, 2.00%, 06/15/2004
     1,000,000   New York State Environmental                    1,027,430
                 Facilities Corp., Clean Water
                 & Drinking, 3.50%, 06/15/2004
     1,815,000   New York State Environmental                    1,833,658
                 Facilities Corp., Clean Water
                 & Drinking, 2.00%, 07/15/2004
        90,000   New York State Environmental                      104,809
                 Facilities Corp., New York
                 City Municipal Water
                 Refunding, Series A,
                 5.75%, 06/15/2010
        75,000   New York State Environmental                       75,311
                 Facilities Corp., Pollution
                 Control Revenue, State Water
                 Series C, 7.20%, 03/15/2011
       300,000   New York State Environmental                      301,971
                 Facilities Corp., Pollution
                 Control Revenue, State
                 Revolving Fund, New York City
                 Municipal Water Finance
                 Authority, Series 90-A,
                 7.50%, 06/15/2012
                                                           ---------------
Total Water/Sewer Revenue (Cost $4,935,048)                      4,948,475
                                                           ---------------
Miscellaneous Revenue: 0.23%
       280,000   New York Convention Center                        284,365
                 Operating Corp., New York,
                 Certificates of Participation,
                 Yale Building Acquisition
                 Project, 6.50%, 12/01/2004
                                                           ---------------
Total Miscellaneous Revenue (Cost $283,529)                        284,365
                                                           ---------------
Industrial Development/Pollution Control
Revenue: 2.82%
       295,000   Louisa Virginia Industrial                        311,617
                 Development Authority,
                 Pollution Control Revenue,
                 Virginia Electric & Power
                 Comp., 5.25%, 12/01/2008
       700,000   New York State Environmental                      706,167
                 Facilities Corporation, Solid
                 Waste Disposal Revenue Project
                 Series A, 4.00%, 05/01/2012
       570,000   Pope County, Arkansas Revenue,                    582,831
                 Refunding Entergy Arkansas
                 Inc. Project, 5.05%, 09/01/2028
       875,000   Matagorda County, Navigation                      877,713
                 District No. 1, Texas
                 Pollution Control Revenue,
                 Refunding Central Power &
                 Light Series A,
                 3.75%, 05/01/2030
     1,000,000   Brazos River Authority, Texas                     999,780
                 Pollution Control Revenue,
                 Refunding TXU Electric Co.
                 Project Series D,
                 4.25%, 05/01/2033
                                                           ---------------
Total Industrial Development/Pollution Control
Revenue (Cost $3,443,408)                                        3,478,108
                                                           ---------------
Total Revenue (Cost $20,085,478)                                20,221,558
                                                           ---------------


                          Schedule of Investments--Municipal Bond Portfolios  15

==========================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------
Total Investments (Cost $122,197,428)          100.15%     $   123,672,766
(Note B, below)
Cash and Other Assets, Less Liabilities         (0.15)            (179,482)
                                              -------      ---------------
Net Assets (Equivalent to $12.54
per share based on 9,847,458
shares of capital stock outstanding)           100.00%     $   123,493,284
                                              =======      ===============
==========================================================================
SHORT FUTURES CONTRACT
--------------------------------------------------------------------------
                                                              Unrealized
Contracts       Description                   Value          Appreciation
--------------------------------------------------------------------------
28             Interest Rate                $3,168,375     $        34,045
               Swap 10 Yr. Future
               June 2003
                                                           ---------------
Total Short Futures Contract                               $        34,045
                                                           ===============

==========================================================================
INTEREST RATE SWAPS
--------------------------------------------------------------------------

Notional                                            Rate                                                         Unrealized
Amount                    Description             Received             Rate Paid       Termination Date          Gain/(Loss)
-----------------------------------------------------------------------------------------------------------------------------
1,000,000                BMA Interest               2.62%              Variable*          11/01/2004             $ 28,952
                           Rate Swap
1,000,000                BMA Interest             Variable*              4.03             11/01/2011              (72,490)
                           Rate Swap
                                                                                                                 --------
Total Interest Rate Swaps                                                                                        $(43,538)
                                                                                                                 ========

*Variable interest based on the Municipal Swap Index,which fluctuates weekly.

--------------------------------------------------------------------------

(A) Represents entire or partial position segregated as collateral for initial margin requirement on open futures contract and interest rate swaps.
(B) At March 31, 2003, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $1,513,847 and gross unrealized depreciation of investments was $38,509 resulting in net unrealized appreciation of $1,475,338.

      Explanation of abbreviations:
      AMBAC-American Municipal Bond Assurance Corporation
      FGIC-Financial Guaranty Insurance Company
      FSA-Financial Security Assurance, Inc.
      GNMA-Government National Mortgage Association
      MBIA-Municipal Bond Investors Assurance Corporation
      MTA-Metropolitan Transportation Authority

See Notes to Financial Statements.


16  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

                        Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                         Diversified Municipal Portfolio
                           March 31, 2003 (Unaudited)

==========================================================================
Principal Amount            Description                      Market Value*
==========================================================================
TAX-EXEMPT VARIABLE-RATE DEMAND NOTES:                               2.29%
--------------------------------------------------------------------------
$      900,000   Irvine Ranch Water District,              $       900,000
                 California Certificates of
                 Participation, Capital
                 Improvement Project,
                 1.10%, 08/01/2016
     1,200,000   Lincoln County, Wyoming                         1,200,000
                 Pollution Control Revenue,
                 Exxon Project Series 87B,
                 1.15%, 07/01/2017
     7,700,000   Port Authority of New York &                    7,700,000
                 New Jersey Special Obligation
                 Revenue, Versatile Structure
                 Obligation Series 3,
                 1.18%, 06/01/2020
     2,000,000   Hammond, Indiana Pollution                      2,000,000
                 Control Revenue Refunding
                 Amoco Oil Co. Project,
                 1.15%, 02/01/2022
     6,000,000   New York City Municipal Water                   6,000,000
                 Finance Authority, New York
                 Water & Sewer Systems Revenue
                 Series 93-C, 1.20%, 06/15/2022
     3,400,000   New York City Transitional                      3,400,000
                 Finance Authority, New York
                 Recovery Series 3-Subseries 3B,
                 1.10%, 11/01/2022
     3,100,000   New York City Transitional                      3,100,000
                 Finance Authority, New York
                 Recovery Series 3-Subseries 3E,
                 1.10%, 11/01/2022
     3,000,000   New York City Subseries A-4,                    3,000,000
                 1.15%, 08/01/2023
     2,000,000   New York City Municipal Water                   2,000,000
                 Finance Authority, New York
                 Water & Sewer Systems Revenue,
                 Series G, FGIC,
                 1.15%, 06/15/2024
     3,000,000   New York City Municipal Water                   3,000,000
                 Finance Authority, New York
                 Water & Sewer Systems Revenue
                 Series 95A, FGIC,
                 1.10%, 06/15/2025
     2,500,000   Illinois Health Facilities                      2,500,000
                 Authority Revenue,
                 Resurrection Health Series A,
                 FSA, 1.20%, 05/15/2029
     5,300,000   Massachusetts State Central                     5,300,000
                 Artery Series A,
                 1.15%, 12/01/2030
     1,100,000   Indiana State Educational                       1,100,000
                 Facilities Authority Revenue,
                 DePauw University Project,
                 1.15%, 07/01/2032
     7,000,000   Tulsa County, Oklahoma                          7,000,000
                 Industrial Authority Revenue,
                 First Mortgage Montereau
                 Series A, 1.15%, 07/01/2032
       500,000   Long Island Power Authority,                      500,000
                 New York Electric Systems
                 Revenue, Subordinated Series
                 1B-RMKT, 1.00%, 05/01/2033
                                                           ---------------
Total Tax-Exempt Variable-Rate Demand Notes
(Cost $48,700,000)                                              48,700,000
                                                           ---------------
==========================================================================
PREREFUNDED/ESCROWED:                                                6.73%
--------------------------------------------------------------------------
        30,000   Metropolitan Pier & Exposition                     30,289
                 Authority, Illinois Dedicated
                 State Tax Revenue Series A,
                 5.90%, 06/15/2003,
                 Escrowed to Maturity
       220,000   Metropolitan Pier & Exposition                    222,072
                 Authority, Illinois Dedicated
                 State Tax Revenue, Series A,
                 5.90%, 06/15/2003,
                 Escrowed to Maturity
       375,000   Metropolitan Pier & Exposition                    378,615
                 Authority, Illinois Dedicated
                 State Tax Revenue, McCormick
                 Place Series A,
                 5.90%, 06/15/2003,
                 Escrowed to Maturity
       375,000   Metropolitan Pier & Exposition                    378,615
                 Authority, Illinois Dedicated
                 State Tax Revenue Series A,
                 5.90%, 06/15/2003,
                 Escrowed to Maturity
     3,255,000   Phoenix Civic Improvement                       3,360,071
                 Corporation, Arizona
                 Wastewater Systems Lease
                 Revenue, 6.125%, 07/01/2014,
                 Prerefunded 07/01/2003 @ 102
                 (Note A, p. 38)
     2,845,000   St. Louis Regional Convention                   2,916,068
                 and Sports Complex Authority,
                 Missouri Series C,
                 7.90%, 08/15/2021,
                 Prerefunded 08/01/2003 @ 100
                 (Note A, p. 38)
       760,000   Grapevine-Colleyville                             777,875
                 Independent School District,
                 Texas Series A, AMBAC,
                 7.50%, 08/15/2003,
                 Escrowed to Maturity

*See Note 1, page 33 in Notes to Financial Statements.


                          Schedule of Investments--Municipal Bond Portfolios  17

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$      185,000   Grapevine-Colleyville                     $       189,351
                 Independent School District,
                 Texas Refunding 1998 Series A,
                 AMBAC, 7.50%, 08/15/2003,
                 Escrowed to Maturity
     1,400,000   Missouri State Regional                         1,429,358
                 Convention and Sports Complex
                 Authority Series A,
                 6.80%, 08/15/2011,
                 Prerefunded 08/15/2003 @ 100
     2,375,000   Missouri State Regional                         2,425,659
                 Convention and Sports Complex
                 Authority Series A,
                 6.90%, 08/15/2021,
                 Prerefunded 08/15/2003 @ 100
     1,130,000   St. Louis Regional Convention                   1,154,521
                 and Sports Complex Authority,
                 Missouri Series B,
                 7.00%, 08/15/2011,
                 Prerefunded 08/15/2003 @ 100
       945,000   Seattle, Washington Municipal                     985,767
                 Light & Power Revenue,
                 5.10%, 11/01/2005,
                 Prerefunded 11/01/2003 @ 102
     1,260,000   Montgomery County, Ohio                         1,293,907
                 Hospital Revenue, Grandview
                 Hospital & Medical Center,
                 5.25%, 12/01/2003,
                 Escrowed to Maturity
     3,000,000   Chicago, Illinois MBIA,                         3,120,390
                 6.50%, 01/01/2004,
                 Escrowed to Maturity
     8,150,000   District of Columbia Series B,                  8,773,230
                 6.00%, 06/01/2007,
                 Prerefunded 06/01/2004 @ 102
       700,000   Metropolitan Pier & Exposition                    752,353
                 Authority, Illinois Dedicated
                 State Tax Revenue, McCormick
                 Place Series A,
                 5.70%, 06/15/2005,
                 Prerefunded 06/15/2004 @ 102
     1,620,000   Harris County, Texas Senior                     1,767,015
                 Lien Toll Road Series A, MBIA,
                 6.375%, 08/15/2024,
                 Prerefunded 08/15/2004 @ 102
     1,525,000   Cumberland County Municipal                     1,690,691
                 Authority, Pennsylvania
                 Revenue, 1st Mortgage Carlisle
                 Hospital & Health,
                 6.80%, 11/15/2023,
                 Prerefunded 11/15/2004 @ 102
     2,330,000   Fulton County Building                          2,622,299
                 Authority, Georgia Series A,
                 8.75%, 01/01/2005,
                 Escrowed to Maturity
     1,400,000   Massachusetts Consolidated                      1,536,304
                 Loans Series A, MBIA,
                 5.00%, 01/01/2008,
                 Prerefunded 01/01/2006 @ 101
     1,530,000   New York City Series I,                         1,736,749
                 5.875%, 03/15/2013,
                 Prerefunded 03/15/2006 @ 101.50
     1,035,000   Massachusetts State                             1,164,986
                 Consolidated Loans Series B,
                 FGIC, 5.50%, 06/01/2012,
                 Prerefunded 06/01/2006 @ 101
     4,775,000   Chicago, Illinois, Emergency                    5,345,565
                 Telephone System, FGIC,
                 5.50%, 01/01/2007,
                 Escrowed to Maturity
     2,145,000   Nebraska Public Power District                  2,262,074
                 Revenue, Power Supply Systems
                 Series C, 4.75%, 01/01/2007,
                 Escrowed to Maturity
     1,000,000   Illinois Educational                            1,173,170
                 Facilities Authority Revenue,
                 Loyola University, Chicago
                 Series A, 7.00%, 07/01/2007,
                 Escrowed to Maturity
     2,030,000   Metropolitan Transportation Authority,          2,353,399
                 New York Commuter
                 Facilities Revenue Series C-1,
                 FGIC, 6.00%, 07/01/2007,
                 Escrowed to Maturity
       120,000   Cook County, Illinois MBIA,                       138,108
                 7.25%, 11/01/2007,
                 Escrowed to Maturity
        10,000   Connecticut State,                                 11,449
                 5.50%, 12/01/2007,
                 Escrowed to Maturity
     1,265,000   Intermountain Power Agency,                     1,511,511
                 Utah Power Supply Revenue
                 Series A, AMBAC,
                 6.50%, 07/01/2008,
                 Escrowed to Maturity
     2,785,000   Massachusetts Consolidated                      3,187,600
                 Loan Series C,
                 5.25%, 08/01/2011,
                 Prerefunded 08/01/2008 @ 101
     1,000,000   Jefferson County, Alabama                       1,163,140
                 Sewer Revenue Series A,
                 5.75%, 02/01/2038,
                 Prerefunded 02/01/2009 @ 101
     3,495,000   Ohio State Public Facilities                    3,770,301
                 Commission, Higher Education
                 Capital Facilities Series A,
                 AMBAC, 5.25%, 05/01/2009,
                 Escrowed to Maturity
       175,000   District of Columbia                              201,028
                 Prerefunded 2001 Series B,
                 FSA, 5.50%, 06/01/2009,
                 Escrowed to Maturity


18  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$    1,130,000   Michigan Municipal Bond                   $     1,324,123
                 Authority Revenue, Clean Water
                 Revolving Fund,
                 5.625%, 10/01/2011,
                 Prerefunded 10/01/2009 @ 101
     3,745,000   Michigan Municipal Bond                         4,415,917
                 Authority Revenue, Clean Water
                 Revolving Fund, 5.75%, 10/01/2014,
                 Prerefunded 10/01/2009 @ 101
       235,000   Palm Beach County Solid Waste                     278,607
                 Authority, Florida Revenue
                 Series A, AMBAC,
                 6.00%, 10/01/2009,
                 Escrowed to Maturity
     1,145,000   Montgomery County, Ohio                         1,298,636
                 Hospital Revenue, Grandview
                 Hospital & Medical Center,
                 5.40%, 12/01/2009,
                 Escrowed to Maturity
     2,100,000   Montgomery County, Ohio                         2,390,892
                 Hospital Revenue, Grandview
                 Hospital & Medical Center,
                 5.50%, 12/01/2010,
                 Prerefunded 12/01/2009 @ 100
     1,000,000   Montgomery County, Ohio                         1,142,870
                 Hospital Revenue, Grandview
                 Hospital & Medical Center,
                 5.60%, 12/01/2011,
                 Prerefunded 12/01/2009 @ 100
     2,600,000   Detroit, Michigan Sewage                        3,068,000
                 Disposal Revenue Series A,
                 6.00%, 07/01/2029,
                 Prerefunded 01/01/2010 @ 101
     4,000,000   Metropolitan Transportation                     4,738,200
                 Authority, New York Dedicated
                 Tax Fund Series A, FGIC,
                 6.00%, 04/01/2030,
                 Prerefunded 04/10/2010 @ 100
     3,000,000   Colorado Department of                          3,558,750
                 Transportation, Transportation
                 Revenue, AMBAC, 6.00%, 06/15/2015,
                 Prerefunded 06/15/2010 @ 100.5
     2,790,000   Massachusetts Consolidated                      3,270,884
                 Loan Series C, 5.75%, 10/01/2014,
                 Prerefunded 10/01/2010 @ 100
     2,390,000   Illinois State First Series,                    2,809,947
                 MBIA, 5.75%, 12/01/2013,
                 Prerefunded 12/01/2010 @ 100
    11,870,000   Massachusetts Consolidated                     13,625,098
                 Loan Series C, 5.375%, 12/01/2018,
                 Prerefunded 12/01/2011 @ 100
     2,755,000   Tarrant County Health                           3,073,974
                 Facilities Development Corp.,
                 Texas, Harris Methodist Health
                 System Series A,
                 5.125%, 09/01/2012,
                 Escrowed to Maturity
     1,075,000   Anchorage, Alaska School                        1,272,972
                 Improvement Series B, FGIC,
                 5.875%, 12/01/2012,
                 Escrowed to Maturity
     4,100,000   North Carolina Municipal Power                  4,694,705
                 Agency No. 1, Catawba Electric
                 Revenue, 5.50%, 01/01/2013,
                 Escrowed to Maturity
     2,045,000   Retama Development Corp.,                       2,945,986
                 Texas Special Facilities
                 Revenue, Retama Racetrack,
                 8.75%, 12/15/2013,
                 Escrowed to Maturity
       150,000   Florida State Board of                            217,568
                 Education Capital Outlay,
                 9.125%, 06/01/2014,
                 Escrowed to Maturity
       950,000   Massachusetts State Water                       1,082,373
                 Pollution Abatement Series B,
                 5.25%, 08/01/2014,
                 Escrowed to Maturity
     2,690,000   Metropolitan Transportation                     3,031,576
                 Authority, New York Dedicated
                 Tax Fund Series A, FGIC,
                 5.00%, 04/01/2023,
                 Prerefunded 10/01/2015 @ 100
     3,860,000   Retama Development Corp.,                       5,660,111
                 Texas Special Facilities
                 Revenue, Retama Racetrack,
                 8.75%, 12/15/2018,
                 Escrowed to Maturity
     1,125,000   Retama Development Corp.,                       1,665,855
                 Texas Special Facilities
                 Revenue, Retama Racetrack,
                 8.75%, 12/15/2018,
                 Escrowed to Maturity
     1,000,000   Bell County Health Facilities                   1,251,800
                 Development Corp., Texas,
                 Lutheran General Health Care
                 System, 6.50%, 07/01/2019,
                 Escrowed to Maturity
     4,940,000   Rhode Island Depositors                         5,773,823
                 Economic Protection Corp.
                 Series A, FSA,
                 5.75%, 08/01/2019,
                 Escrowed to Maturity
     1,500,000   Rhode Island Depositors                         1,675,215
                 Economic Protection Corp.
                 Series A, FSA,
                 5.50%, 08/01/2020,
                 Escrowed to Maturity
     1,640,000   North Carolina Eastern                          1,951,452
                 Municipal Power Agency, Power
                 System Revenue Series A,
                 6.00%, 01/01/2026,
                 Prerefunded 01/01/2022 @ 100


                          Schedule of Investments--Municipal Bond Portfolios  19

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$    5,780,000   Rhode Island Depositors                   $     7,143,213
                 Economic Protection Corp.
                 Series A, 6.375%, 08/01/2022,
                 Escrowed to Maturity
                                                           ---------------
Total Prerefunded/Escrowed (Cost $128,671,785)                 143,186,077
                                                           ---------------
==========================================================================
INFLATION ADJUSTED:                                                  1.25%
--------------------------------------------------------------------------
     1,760,000   Orlando, Florida Waste Water                    1,778,867
                 System Revenue Series A,
                 Variable Rate CPI Bond,
                 4.56%, 10/01/2003
     1,900,000   Orlando, Florida Waste Water                    1,949,533
                 System Revenue Series A,
                 Variable Rate CPI Bond,
                 4.58%, 10/01/2004
     2,050,000   Orlando, Florida Waste Water                    2,119,598
                 System Revenue Series A,
                 Variable Rate CPI Bond,
                 4.60%, 10/01/2005
     2,165,000   Orlando, Florida Waste Water                    2,240,126
                 System Revenue Series A,
                 Variable Rate CPI Bond,
                 4.62%, 10/01/2006
     1,790,000   Orlando, Florida Waste Water                    1,840,281
                 System Revenue Series A,
                 Variable Rate CPI Bond,
                 4.64%, 10/01/2007
     5,965,000   Orlando, Florida Waste Water                    6,132,557
                 System Revenue Series A,
                 Variable Rate CPI Bond,
                 Mandatory Put 10/01/2007,
                 4.64%, 10/01/2015
     5,685,000   Illinois Development Finance                    5,653,398
                 Authority, Adventist Health
                 System Series B, Variable Rate
                 CPI Bond, MBIA,
                 2.10%, 01/01/2019
     4,750,000   Delaware Valley Regional                        4,929,977
                 Finance Authority,
                 Pennsylvania Local Government
                 Revenue Series A, Variable
                 Rate CPI Bond, AMBAC,
                 Mandatory Put 07/01/2007,
                 3.54%, 07/01/2027
                                                           ---------------
Total Inflation Adjusted (Cost $25,260,727)                     26,644,337
                                                           ---------------
==========================================================================
INSURED:                                                            42.25%
--------------------------------------------------------------------------
     3,100,000   Illinois State Series A, FSA,                   3,100,000
                 5.00%, 04/01/2003
     3,000,000   Reedy Creek Improvement                         3,019,110
                 District, Florida Refunding Series A,
                 AMBAC, 5.00%, 06/01/2003
                 (Note A, p. 38)
     4,290,000   Phoenix Civic Improvement                       4,333,801
                 Corp., Arizona Municipal
                 Facilities Excise Tax Revenue,
                 FGIC, 5.25%, 07/01/2003
     2,400,000   Pima County, Arizona, FGIC,                     2,424,504
                 5.25%, 07/01/2003
                 3,000,000 Kentucky State Property &             3,038,130
                 Buildings Commission Refunding
                 Project Number 69 Series B,
                 FSA, 5.00%, 08/01/2003
     2,500,000   Kentucky State Property &                       2,532,100
                 Buildings Commission Refunding
                 Project Number 69 Series C,
                 FSA, 5.00%, 08/01/2003
     7,345,000   New York City, New York                         7,468,249
                 Series A-1, AMBAC,
                 6.25%, 08/01/2003
     2,620,000   Lewisville Independent School                   2,667,081
                 District, Texas, PSF Guaranteed,
                 6.00%, 08/15/2003
     3,005,000   New Haven, Connecticut Series B,                3,087,006
                 FSA, 5.75%, 11/01/2003
     4,500,000   Metropolitan Football Stadium                   4,458,105
                 District, Colorado Sales Tax
                 Revenue, Series B, MBIA,
                 0.00%, 01/01/2004
     2,300,000   Du Page County, Illinois                        2,371,415
                 Transportation Revenue, FSA,
                 5.25%, 01/01/2004
     2,870,000   Clark County Public Utility                     2,974,583
                 District No. 1, Washington
                 Generating System Revenue,
                 FGIC, 6.00%, 01/01/2004
     3,130,000   Plano Independent School                        3,258,267
                 District, Texas, PSF
                 Guaranteed, 6.00%, 02/15/2004
     1,255,000   Orangeburg, South Carolina                      1,291,407
                 Projects Corporation, Capital
                 Projects Sales & Use Tax
                 Revenue, MBIA,
                 4.00%, 04/01/2004
     3,590,000   Kansas City, Missouri                           3,718,271
                 Passenger Facility Charge
                 Revenue, AMBAC,
                 5.00%, 04/01/2004
     3,190,000   Illinois State MBIA,                            3,330,073
                 5.50%, 04/01/2004
     2,410,000   Louisville and Jefferson                        2,615,573
                 County Metropolitan Sewer
                 District, Kentucky Sewer and
                 Drainage Systems Revenue
                 Series A, FGIC,
                 9.00%, 05/15/2004


20  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$    1,605,000   Pennsylvania Economic                     $     1,632,365
                 Development Financing
                 Authority, Northwestern Human
                 Services Series A, ACA,
                 4.60%, 06/01/2004
     1,000,000   District of Columbia Series B-3,                1,044,900
                 MBIA, 5.20%, 06/01/2004
     1,000,000   Port of Portland, Oregon                        1,036,200
                 Airport Revenue, AMT Refunding
                 International Airport 15B,
                 FGIC, 4.50%, 07/01/2004
     1,700,000   Louisville and Jefferson                        1,771,757
                 County Regional Airport
                 Authority, Kentucky Airport
                 Systems Revenue Series A,
                 FSA, 5.00%, 07/01/2004
     1,265,000   Rhode Island State Economic                     1,326,340
                 Development Corp., Providence
                 Place Mall Senior Note
                 Obligation, Asset Guaranty,
                 Radian, 5.45%, 07/01/2004
     2,750,000   Maricopa County Unified School                  2,902,625
                 District No. 69, Arizona,
                 Paradise Valley Project of
                 1999 Series A, MBIA,
                 5.75%, 07/01/2004
     4,030,000   Regional Transportation                         4,251,610
                 Authority, Illinois, MBIA,
                 5.75%, 07/01/2004
     1,205,000   University of Hawaii                            1,236,197
                 University Systems Revenue
                 Series A, FGIC,
                 3.25%, 07/15/2004
     2,000,000   Kentucky State Property &                       2,099,240
                 Buildings Commission Refunding
                 Project Number 69 Series C,
                 FSA, 5.00%, 08/01/2004
     4,250,000   Duval County School District,                   4,520,725
                 Florida Refunding, AMBAC,
                 6.125%, 08/01/2004
     1,065,000   Bethlehem Area School                           1,113,713
                 District, Pennsylvania, FGIC,
                 4.50%, 09/01/2004
     2,945,000   Pittsburgh School District,                     3,120,787
                 Pennsylvania Series A, AMBAC,
                 5.50%, 09/01/2004
     2,430,000   Tampa, Florida Utility Tax &                    2,598,107
                 Special Revenue Refunding,
                 AMBAC, 6.00%, 10/01/2004
     7,715,000   New Jersey State Turnpike                       8,229,050
                 Authority Revenue Series A,
                 MBIA, 5.25%, 01/01/2005
     1,000,000   Chicago, Illinois Public                        1,068,270
                 Building Commission, Revenue
                 Series C, FGIC,
                 5.375%, 02/01/2005
     8,870,000   New York City, New York Series E,               9,659,075
                 AMBAC, 6.50%, 02/15/2005
     1,885,000   Orangeburg, South Carolina                      1,998,779
                 Projects Corporation, Capital
                 Projects Sales & Use Tax
                 Revenue, MBIA,
                 4.50%, 04/01/2005
     1,250,000   Minneapolis, Minnesota Health                   1,325,663
                 Care System Revenue, Fairview
                 Health Services Series B,
                 MBIA, 4.50%, 05/15/2005
       800,000   Metropolitan Pier & Exposition                    855,408
                 Authority, Illinois Dedicated
                 State Tax Revenue, McCormick
                 Place Series A, MBIA,
                 5.70%, 06/15/2005
     1,815,000   New Jersey State                                1,993,124
                 Transportation Trust Fund
                 Authority, Transportation System
                 Series B, MBIA,
                 6.00%, 06/15/2005
     1,725,000   Washington State Public Power                   1,888,409
                 Supply System Revenue, Nuclear
                 Project No.1 Series A, AMBAC,
                 6.00%, 07/01/2005
     2,395,000   Hawaii State Airports Systems                   2,597,473
                 Revenue Series B, FGIC,
                 6.125%, 07/01/2005
     1,640,000   New York State Dormitory                        1,811,643
                 Authority Revenue, City
                 University System Consolidated
                 Series C, AMBAC,
                 6.25%, 07/01/2005
     2,745,000   Orangeburg, South Carolina                      2,951,479
                 Projects Corporation, Capital
                 Projects Sales & Use Tax
                 Revenue, MBIA,
                 4.50%, 10/01/2005
     2,000,000   Chicago, Illinois Refunding                     2,139,480
                 Series A, AMBAC,
                 4.50%, 01/01/2006
     2,500,000   Hawaii State Series CA, FSA,                    2,745,125
                 5.50%, 01/01/2006
     1,000,000   Allegheny County, Pennsylvania                  1,092,610
                 Airport Revenue, Pittsburgh
                 International Airport Series A-1,
                 MBIA, AMT, 5.75%, 01/01/2006
     1,200,000   Williamson County, Texas, FSA,                  1,306,440
                 5.00%, 02/15/2006
     2,385,000   Johnston County, North                          2,547,156
                 Carolina Public Improvement,
                 FSA, 4.00%, 03/01/2006
     1,000,000   Utah State Board of Regents,                    1,098,360
                 Student Loan Revenue Series J,
                 AMBAC, AMT,
                 6.00%, 05/01/2006


                          Schedule of Investments--Municipal Bond Portfolios  21

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$    1,895,000   Minneapolis, Minnesota Health             $     2,041,597
                 Care System Revenue, Fairview
                 Health Services Series B,
                 MBIA, 4.50%, 05/15/2006
     9,000,000   Michigan State Comprehensive                    9,897,660
                 Transportation Revenue,
                 Refunding Series A, FSA,
                 5.00%, 05/15/2006
     1,970,000   Clark County, Nevada Bond                       2,169,207
                 Bank, MBIA, 5.00%, 06/01/2006
     1,340,000   Arlington, Texas Waterworks &                   1,513,476
                 Sewer Revenue, AMBAC,
                 6.00%, 06/01/2006
    12,780,000   Clark County School District,                  14,066,818
                 Nevada Series C, MBIA,
                 5.00%, 06/15/2006
     6,520,000   Delaware Transportation                         7,031,690
                 Authority Transportation
                 System Revenue Refunding, FSA,
                 4.375%, 07/01/2006
     2,095,000   Virginia Port Authority                         2,362,552
                 Facilities Revenue, MBIA, AMT,
                 6.00%, 07/01/2006
     3,000,000   Duval County School District,                   3,429,900
                 Florida Refunding, AMBAC,
                 6.30%, 08/01/2006
     2,200,000   Clark County Public Utility                     2,457,818
                 District No. 1, Washington
                 Electric Revenue, AMBAC,
                 5.50%, 01/01/2007
     4,485,000   Cleveland, Ohio Waterworks                      5,019,163
                 Revenue Series G, MBIA,
                 5.50%, 01/01/2007
     6,110,000   Chicago, Illinois O'Hare                        6,816,255
                 International Airport Revenue,
                 Second Lien-Series A, AMBAC,
                 6.00%, 01/01/2007
     5,015,000   Massachusetts State Refunding                   5,611,334
                 Series A, MBIA,
                 5.50%, 02/01/2007
     1,000,000   Williamson County, Texas                        1,100,490
                 Limited Tax Notes Series B,
                 FSA, 5.00%, 02/15/2007
     1,965,000   Waco Independent School                         2,180,541
                 District, Texas Refunding, PSF
                 Guaranteed, 5.25%, 02/15/2007
     1,000,000   Prince George's County,                         1,145,850
                 Maryland Consolidated Public
                 Improvement Series A, MBIA,
                 6.00%, 03/15/2007
     5,140,000   New York State Thruway                          5,695,788
                 Authority Highway & Bridge
                 Trust Fund Series B, AMBAC,
                 5.00%, 04/01/2007
     2,255,000   New Jersey Economic                             2,535,229
                 Development Authority Revenue
                 Transportation Project
                 Sublease Series A, FSA,
                 5.50%, 05/01/2007
     2,000,000   Walled Lake Consolidated                        2,293,140
                 School District, Michigan,
                 MBIA, 6.00%, 05/01/2007
     1,000,000   Massachusetts State Health &                    1,095,960
                 Educational Facilities
                 Authority Revenue, New England
                 Medical Center Hospital Series H,
                 FGIC, 5.00%, 05/15/2007
     1,000,000   Michigan State Comprehensive                    1,108,770
                 Transportation Revenue Series B,
                 FSA, 5.00%, 05/15/2007
     1,715,000   Northeast Hospital Authority,                   1,944,639
                 Texas Northeast Medical Center
                 Hospital Revenue, FSA,
                 5.75%, 05/15/2007
     9,770,000   District of Columbia Refunding                 10,949,923
                 Series B-1, AMBAC,
                 5.50%, 06/01/2007
     2,525,000   Philadelphia, Pennsylvania                      2,889,257
                 Airport Revenue Series A,
                 FGIC, 6.00%, 06/15/2007
     1,200,000   Philadelphia, Pennsylvania                      1,359,756
                 Airport Revenue Series B,
                 FGIC, AMT, 6.00%, 06/15/2007
     9,475,000   Wisconsin State Transportation                 10,515,734
                 Revenue Series A, MBIA,
                 5.00%, 07/01/2007
     1,065,000   Oklahoma City, Oklahoma                         1,170,765
                 Airport Trust Junior Lien-27th
                 Series-Series B, FSA,
                 5.50%, 07/01/2007
     1,105,000   Delaware Transportation                         1,273,258
                 Authority System Revenue
                 AMBAC, 6.00%, 07/01/2007
     2,775,000   Washington State Public Power                   3,167,330
                 Supply System Revenue, Nuclear
                 Project No.1 Series A, AMBAC,
                 6.00%, 07/01/2007
     5,665,000   Washoe County School District,                  6,303,842
                 Nevada Refunding, FSA,
                 5.00%, 08/01/2007
     5,975,000   Hawaii State Series CV, FGIC,                   6,771,288
                 5.50%, 08/01/2007
     2,635,000   Orangeburg, South Carolina                      2,927,011
                 Projects Corporation, Capital
                 Projects Sales & Use Tax
                 Revenue, MBIA,
                 4.75%, 10/01/2007
       880,000   Cook County, Illinois MBIA,                     1,036,235
                 7.25%, 11/01/2007
     3,420,000   Denver City & County, Colorado                  3,736,863
                 Airport Revenue Series C, AMT,
                 5.375%, 11/15/2007


22  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$    2,115,000   Connecticut State Resource                $     2,425,820
                 Recovery Authority,
                 Mid-Connecticut System Series A,
                 MBIA, 5.75%, 11/15/2007
     1,000,000   District of Columbia                            1,095,980
                 Certificates of Participation,
                 AMBAC, 5.25%, 01/01/2008
     2,270,000   Clark County Public Utility                     2,554,386
                 District No. 1, Washington
                 Electric Revenue, AMBAC,
                 5.50%, 01/01/2008
     1,465,000   Sangamon County School                          1,620,392
                 District No. 186, Illinois,
                 FGIC, 5.55%, 01/01/2008
     1,000,000   Berkley City School District,                   1,190,220
                 Michigan, FGIC,
                 7.00%, 01/01/2008
     5,330,000   Hawaii State, Refunding                         5,966,775
                 Series CY, FSA,
                 5.25%, 02/01/2008
    14,105,000   Massachusetts State Refunding                  15,949,088
                 Series A, MBIA,
                 5.50%, 02/01/2008
     5,320,000   Cypress-Fairbanks Independent                   6,070,812
                 School District, Texas, PSF
                 Guaranteed, 5.75%, 02/15/2008
     1,000,000   Memphis-Shelby County Airport                   1,129,060
                 Authority, Tennessee Revenue
                 Series A, MBIA, AMT,
                 6.00%, 02/15/2008
     1,875,000   Port of Port Arthur Navigation                  2,163,356
                 District, Texas, AMBAC,
                 6.00%, 03/01/2008
     1,000,000   Massachusetts State Health &                    1,100,660
                 Educational Facilities
                 Authority Revenue, New England
                 Medical Center Hospital Series
                 H, FGIC, 5.00%, 05/15/2008
     8,400,000   District of Columbia,                           9,504,096
                 Refunding Series B-1, AMBAC,
                 5.50%, 06/01/2008
     1,095,000   Haverhill, Massachusetts,                       1,255,297
                 FGIC, 6.00%, 06/15/2008
     1,000,000   Ivy Tech State College,                         1,116,910
                 Indiana Student Fee Series G,
                 AMBAC, 5.00%, 07/01/2008
     1,810,000   Wayne County Community                          2,021,607
                 College, Michigan Community
                 College Improvement, FGIC,
                 5.00%, 07/01/2008
     6,100,000   Anchorage, Alaska Refunding                     6,881,105
                 Series B, MBIA,
                 5.25%, 07/01/2008
       735,000   Intermountain Power Agency,                       867,932
                 Utah Power Supply Revenue
                 Series A, AMBAC,
                 6.50%, 07/01/2008
     3,295,000   Trinity River Authority, Texas                  3,645,423
                 Regional Wastewater Systems
                 Revenue MBIA, 5.25%, 08/01/2008
                 (Note B, p. 38)
     5,430,000   Ohio State Building Authority                   6,168,263
                 State Facilities Administration
                 Building Fund Refunding Project B,
                 FSA, 5.25%, 10/01/2008
     3,820,000   New York State Dormitory                        4,390,097
                 Authority School Districts
                 Revenue Financing Series E,
                 MBIA, 5.50%, 10/01/2008
     4,140,000   Metropolitan Washington                         4,443,834
                 Airport Authority, Virginia
                 Revenue Series A, MBIA, AMT,
                 5.80%, 10/01/2008
     1,265,000   Emerald Peoples Utility                         1,571,358
                 District, Oregon, FGIC,
                 7.35%, 11/01/2008
     2,750,000   Indianapolis, Indiana Resource                  3,174,683
                 Recovery Revenue, Ogden
                 Martin System Inc. Project,
                 AMBAC, 6.75%, 12/01/2008
    19,700,000   Pennsylvania State First                       21,974,168
                 Series, MBIA,
                 5.00%, 01/01/2009
     5,000,000   Clark County Public Utility                     5,586,550
                 District No. 1, Washington
                 Electric Revenue, AMBAC,
                 5.25%, 01/01/2009
     4,310,000   Allegheny County, Pennsylvania                  4,808,064
                 Airport Revenue, Pittsburgh
                 International Airport Series
                 A-1, MBIA, AMT,
                 5.75%, 01/01/2009
     1,675,000   Chicago, Illinois O'Hare                        1,902,113
                 International Airport Revenue,
                 Second Lien-Series C, MBIA,
                 5.75%, 01/01/2009
     2,070,000   North Carolina Eastern                          2,334,339
                 Municipal Power Agency, Power
                 System Revenue Series B, ACA,
                 6.125%, 01/01/2009
     1,180,000   Chicago, Illinois Public                        1,309,635
                 Building Commission Building,
                 Revenue, Chicago Transit
                 Authority, AMBAC,
                 5.00%, 03/01/2009
     6,270,000   Houston, Texas Refunding                        7,120,400
                 Public Improvement Series B,
                 FSA, 5.50%, 03/01/2009
     1,000,000   Middlesex County Utilities                      1,083,650
                 Authority, New Jersey Sewer
                 Revenue Series A, FGIC,
                 5.15%, 03/15/2009


                          Schedule of Investments--Municipal Bond Portfolios  23

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$   13,815,000   New York State Thruway                    $    15,368,635
                 Authority, Highway & Bridge
                 Trust Fund, Series A, MBIA,
                 5.00%, 04/01/2009 (Note B, p. 38)
     1,045,000   Illinois State Refunding 1st                    1,174,340
                 Series, FSA, 5.25%, 04/01/2009
     2,790,000   Northeast, Maryland Waste                       3,067,772
                 Disposal Authority, AMBAC,
                 5.25%, 04/01/2009 (Note B, p. 38)
    18,700,000   California Department of Water                 21,021,231
                 Resources, Power Supply
                 Revenue Series A, MBIA,
                 5.25%, 05/01/2009
     2,100,000   District of Columbia 2001                       2,386,902
                 Series B, FSA,
                 5.50%, 06/01/2009
     1,185,000   New Mexico State Highway                        1,318,834
                 Commission Revenue,
                 Subordinated Lien-Tax Series B,
                 AMBAC, 5.00%, 06/15/2009
     7,000,000   Metropolitan Pier & Exposition                  7,901,600
                 Authority, Illinois Dedicated
                 State Tax Revenue, McCormick
                 Place Series A, MBIA,
                 5.25%, 06/15/2009
     3,790,000   New Jersey Economic                             4,239,153
                 Development Authority Market
                 Transition Facilities Revenue
                 Senior Lien Series A, MBIA,
                 5.00%, 07/01/2009
     1,780,000   Massachusetts Port Authority                    1,983,312
                 Revenue Series B, FSA,
                 5.50%, 07/01/2009
     1,370,000   Mobile, Alabama (Warrants                       1,554,183
                 expiring 08/15/2009), AMBAC,
                 5.25%, 08/15/2009
     1,530,000   Texas Municipal Power Agency                    1,728,426
                 Revenue, MBIA,
                 5.25%, 09/01/2009
     6,410,000   Metropolitan Washington                         6,879,853
                 Airport Authority, Virginia
                 Revenue, General Airport
                 Series A, MBIA,
                 5.90%, 10/01/2009
     1,000,000   Anchorage, Alaska, FGIC,                        1,178,420
                 6.00%, 10/01/2009
     4,070,000   Palm Beach County Solid Waste                   4,775,168
                 Authority, Florida Revenue
                 Series A, AMBAC,
                 6.00%, 10/01/2009
     1,370,000   Indiana State Transportation                    1,593,228
                 Finance Authority, Airport
                 Facilities Lease Revenue
                 Series A, AMBAC,
                 6.00%, 11/01/2009
     5,000,000   Connecticut State Resource                      5,622,550
                 Recovery Authority Series A,
                 MBIA, 5.375%, 11/15/2009
     1,000,000   Providence Public Building                      1,110,300
                 Authority, Rhode Island Series A,
                 FSA, 5.10%, 12/15/2009
     1,890,000   Chicago, Illinois O'Hare                        2,056,528
                 International Airport Revenue,
                 Second Lien-Series C, MBIA,
                 5.00%, 01/01/2010
     8,885,000   Michigan Public Power Agency                    9,958,752
                 Revenue, Refunding Belle River
                 Project Series A, MBIA,
                 5.25%, 01/01/2010
     1,000,000   Memphis-Shelby County Airport                   1,147,450
                 Authority, Tennessee Revenue
                 Series A, MBIA, AMT,
                 6.25%, 02/15/2010
     1,065,000   Detroit City School District,                   1,275,540
                 Michigan Series A, AMBAC,
                 6.50%, 05/01/2010
     1,000,000   Maricopa County Unified School                  1,099,470
                 District No. 48, Arizona
                 Refunding Series B, FSA,
                 4.75%, 07/01/2010
                 (Note B, p. 38)
     1,365,000   Intermountain Power Agency,                     1,512,447
                 Utah Power Supply Revenue
                 Refunding, AMBAC,
                 5.00%, 07/01/2010
     2,510,000   Detroit, Michigan Sewage                        2,945,134
                 Disposal Revenue Series B,
                 MBIA, 6.00%, 07/01/2010
     3,000,000   Houston, Texas Hotel Occupancy                  3,417,990
                 Tax & Special Revenue,
                 Refunding Convention &
                 Entertainment Series A, AMBAC,
                 5.50%, 09/01/2010
     1,500,000   Brownsville, Texas Utilities                    1,782,255
                 System Revenue, AMBAC,
                 6.25%, 09/01/2010
     2,065,000   Broward County, Florida                         2,235,424
                 Airport System Revenue
                 Series E, MBIA, AMT,
                 5.25%, 10/01/2010
     4,565,000   Metropolitan Washington                         4,896,100
                 Airport Authority, District of
                 Columbia Revenue, Virginia
                 General Airport Series A,
                 MBIA, 5.90%, 10/01/2010
     5,000,000   Connecticut State Resource                      5,611,400
                 Recovery Authority Series A,
                 MBIA, 5.375%, 11/15/2010
     4,600,000   Florida State Board of                          5,171,596
                 Education, Series C, MBIA,
                 5.25%, 01/01/2011
     1,000,000   Amarillo Junior College                         1,061,310
                 District, Texas, FGIC,
                 5.125%, 02/15/2011


24 Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$    2,000,000   Louisiana State Office                    $     2,229,280
                 Facilities Corp., Lease
                 Revenue, Capitol Complex
                 Program Series A, MBIA,
                 5.50%, 03/01/2011
     7,175,000   New York State Dormitory                        8,173,903
                 Authority, State Personal
                 Income Tax Revenue Education
                 Series A, FGIC,
                 5.50%, 03/15/2011
     2,805,000   Ohio State Building Authority,                  3,205,863
                 State Facilities Juvenile
                 Correctional Series A, MBIA,
                 5.50%, 04/01/2011
       995,000   New York State Thruway Authority                1,482,948
                 Highway & Bridge Trust Fund,
                 Rols Railroad II Series R-198, MBIA,
                 5.25%, 04/01/2011
                 (Note C, p. 38)
     2,145,000   Detroit City School District,                   2,439,680
                 Michigan Series A, FSA,
                 5.50%, 05/01/2011
     1,335,000   Utah Transit Authority Sales                    1,473,600
                 Tax Revenue Series A, FSA,
                 5.00%, 06/15/2011
     3,680,000   New Jersey Economic                             5,305,824
                 Development Authority, Market
                 Transition Facilities Revenue,
                 Refunding Rols Railroad II
                 Series R-199, MBIA,
                 5.00%, 07/01/2011
                 (Note C, p. 38)
     1,915,000   Philadelphia Parking                            2,143,823
                 Authority, Pennsylvania
                 Revenue, FSA,
                 5.50%, 09/01/2011
     1,275,000   Brownsville, Texas Utility                      1,520,323
                 System Revenue, AMBAC,
                 6.25%, 09/01/2011
     1,550,000   Ohio State Building Authority                   1,779,772
                 Refunding State Adult
                 Correction Facilities Series A,
                 FSA, 5.50%, 10/01/2011
     3,470,000   Weld County School District                     3,875,088
                 Number 6 (Greeley), Colorado
                 Refunding, FSA,
                 5.00%, 12/01/2011
     6,640,000   Southern Minnesota Municipal                    7,321,264
                 Power Agency, Power Supply
                 Systems Revenue Series A,
                 AMBAC, 5.00%, 01/01/2012
     2,100,000   Grand Rapids, Michigan Water                    2,402,652
                 Supply Systems Revenue, FGIC,
                 5.75%, 01/01/2012
     4,000,000   Richmond, Virginia, FSA,                        4,550,720
                 5.50%, 01/15/2012
     2,040,000   St. Petersburg, Florida Public                  2,255,873
                 Improvement Revenue, MBIA,
                 5.00%, 02/01/2012
     1,025,000   Goose Creek Independent School                  1,081,621
                 District, Texas, PSF
                 Guaranteed, 5.00%, 02/15/2012
     1,000,000   Amarillo Junior College                         1,059,420
                 District, Texas, FGIC,
                 5.125%, 02/15/2012
     2,295,000   Los Angeles, California                         2,596,196
                 Unified School District Series A,
                 MBIA, 5.25%, 07/01/2012
     3,865,000   Kentucky State Turnpike                         4,434,623
                 Authority, Economic
                 Development Road Revenue,
                 Refunding Revitalization
                 Project Series A, AMBAC,
                 5.50%, 07/01/2012
     2,000,000   Municipal Electric Authority                    2,253,200
                 of Georgia, Combustion Turbine
                 Project Series A, MBIA,
                 5.25%, 11/01/2012
     4,645,000   Weld County School District                     5,187,536
                 Number 6 (Greeley), Colorado
                 Refunding, FSA,
                 5.00%, 12/01/2012
     3,455,000   Hamilton County, Ohio Sales                     3,953,280
                 Tax Subordinated Series B,
                 AMBAC, 5.75%, 12/01/2012
     3,500,000   Northern Colorado Conservancy                   4,091,080
                 District, Municipal Sub-District
                 Revenue Series F, AMBAC,
                 6.50%, 12/01/2012
     2,475,000   Chicago Public Building                         2,707,675
                 Commission, Illinois Revenue,
                 Chicago Park District Series A,
                 FGIC, 5.375%, 01/01/2013
     2,895,000   Manchester Housing &                            3,273,434
                 Redevelopment Authority, New
                 Hampshire Revenue Series A,
                 ACA, 6.75%, 01/01/2013
     2,085,000   New York State Dormitory                        2,252,905
                 Authority, Mental Health
                 Facilities Improvement Project
                 Series 1, FSA,
                 5.125%, 01/15/2013
     1,195,000   New York State Dormitory                        1,303,924
                 Authority, Mental Health
                 Services Facilities
                 Improvement Series D, MBIA,
                 5.25%, 02/15/2013
     2,000,000   Walled Lake Consolidated                        2,277,200
                 School District, Michigan,
                 Q-SBLF, 5.75%, 05/01/2013


                          Schedule of Investments--Municipal Bond Portfolios  25

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$   15,600,000   Metropolitan Transportation               $    17,860,596
                 Authority, New York Service
                 Contract Series B, MBIA,
                 5.50%, 07/01/2013
     1,035,000   Sacramento Municipal Utility                    1,252,247
                 District, California Series G,
                 MBIA, 6.50%, 09/01/2013
     2,445,000   Sunrise, Florida Utility                        2,820,283
                 System Revenue, AMBAC,
                 5.50%, 10/01/2013
     3,410,000   St. Clair County, Illinois,                     3,907,894
                 FGIC, 5.625%, 10/01/2013
     3,000,000   Hamilton County, Ohio Sales                     3,434,820
                 Tax Subordinated Series B,
                 AMBAC, 5.75%, 12/01/2013
     2,235,000   Manchester Housing &                            2,517,482
                 Redevelopment Authority, New
                 Hampshire Revenue Series A,
                 ACA, 6.75%, 01/01/2014
     1,555,000   Washoe County School District,                  1,681,142
                 Nevada, FGIC,
                 5.25%, 06/01/2014
     3,000,000   Colorado Department of                          3,467,430
                 Transportation, Revenue
                 Anticipation Notes Series B,
                 MBIA, 5.50%, 06/15/2014
     5,425,000   Washington State Health Care                    5,864,262
                 Facilities Authority,
                 Children's Hospital & Regional
                 Medical Center, FSA,
                 5.25%, 10/01/2014
     1,150,000   Douglas County School District                  1,308,620
                 No. 206 (Eastmont), Washington,
                 FGIC, 5.75%, 12/01/2014
     1,000,000   Manchester Housing &                            1,117,770
                 Redevelopment Authority, New
                 Hampshire Revenue Series A,
                 ACA, 6.75%, 01/01/2015
     3,370,000   Cypress-Fairbanks Independent                   3,605,192
                 School District, Texas, PSF
                 Guaranteed, 5.25%, 02/15/2016
     3,515,000   Lansing Community College                       3,929,981
                 Michigan, FGIC,
                 5.50%, 05/01/2016
    10,745,000   Lower Colorado River                           12,200,195
                 Authority, Texas Revenue
                 Series A, FSA,
                 5.875%, 05/15/2016
     1,800,000   Magnolia Independent School                     1,908,504
                 District, Texas, PSF
                 Guaranteed, 5.00%, 08/15/2016
     1,555,000   District of Columbia Water &                    1,869,654
                 Sewer Authority, Public
                 Utility Revenue, FSA,
                 6.00%, 10/01/2016
     3,000,000   Houston, Texas Water & Sewer                    3,437,820
                 Systems Revenue, Refunding
                 Junior Lien Forward Series B,
                 AMBAC, 5.75%, 12/01/2016
     6,995,000   Hawaii State Series CX, FSA,                    7,801,593
                 5.50%, 02/01/2017
     2,000,000   Wisconsin State Series B, FSA,                  2,152,460
                 5.25%, 05/01/2017
     1,025,000   Regional Transportation                         1,177,940
                 Authority, Illinois Refunding
                 Series B, FGIC,
                 5.50%, 06/01/2017
     1,760,000   Clark County, Nevada Series A,                  2,184,389
                 AMBAC, 6.50%, 06/01/2017
     7,000,000   Energy Northwest Washington                     7,875,070
                 Electric Revenue Refunding
                 Project 1 A, MBIA,
                 5.75%, 07/01/2017
     3,415,000   Tampa, Florida Occupational                     3,800,041
                 License Tax Refunding Series A,
                 FGIC, 5.375%, 10/01/2017
     3,065,000   University of Connecticut                       3,399,545
                 Revenue, Refunding Student Fee
                 Series A, FGIC,
                 5.25%, 11/15/2017
     2,405,000   Weld County School District                     2,626,789
                 No. 6 (Greeley), Colorado,
                 FSA, 5.25%, 12/01/2017
     2,000,000   Houston, Texas Water & Sewer                    2,283,240
                 Systems Revenue, Refunding
                 Junior Lien Forward Series B,
                 AMBAC, 5.75%, 12/01/2017
     1,575,000   Allen County, Indiana Juvenile                  1,739,273
                 Justice Center, First Mortgage
                 Revenue, AMBAC,
                 5.50%, 01/01/2018
     3,000,000   Memphis-Shelby County Airport                   3,376,440
                 Authority, Tennessee Revenue
                 Series D, AMBAC,
                 6.25%, 03/01/2018
     4,000,000   San Antonio, Texas Water                        4,412,600
                 Revenue, Refunding Systems,
                 FSA, 5.50%, 05/15/2018
     7,475,000   Energy Northwest Washington                     7,772,740
                 Electric Revenue Refunding
                 Project 3 B Convertible to
                 ARCS, MBIA,
                 5.00%, 07/01/2018
     2,455,000   Energy Northwest Washington                     2,751,859
                 Electric Revenue Refunding
                 Columbia Generating Series A,
                 MBIA, 5.75%, 07/01/2018
     2,865,000   New York State Dormitory                        3,462,753
                 Authority, New York University
                 Series A, MBIA,
                 6.00%, 07/01/2018


26  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$    2,310,000   University of Illinois                    $     2,549,016
                 Certificates of Participation,
                 Utilities Infrastructure
                 Projects Series A, AMBAC,
                 5.50%, 08/15/2018
     4,695,000   Tampa, Florida Occupational                     5,200,792
                 License Tax Refunding Series A,
                 FGIC, 5.375%, 10/01/2018
     3,400,000   Allegheny County, Pennsylvania                  3,723,476
                 Series C-54, MBIA,
                 5.375%, 11/01/2018
     1,110,000   Michigan State Trunk Line,                      1,219,701
                 Series A, FSA,
                 5.50%, 11/01/2018
     2,725,000   University of Colorado                          2,974,910
                 Enterprise Systems Revenue,
                 Refunding & Improvement,
                 AMBAC, 5.375%, 06/01/2019
     4,745,000   Michigan State Certificates of                  5,105,098
                 Participation, New Center
                 Development, Inc., MBIA,
                 5.375%, 09/01/2019
     1,435,000   Cowlitz County, Washington,                     1,617,518
                 Special Sewer Revenue, CSOB
                 Wastewater Treatment, FGIC,
                 5.50%, 11/01/2019
     5,650,000   South Carolina State Public                     5,920,466
                 Service Authority, Revenue
                 Refunding Series D, FSA,
                 5.00%, 01/01/2020
     2,360,000   New York City Transitional                      2,522,392
                 Finance Authority, New York
                 Future Tax Secured Series D,
                 MBIA, 5.25%, 02/01/2020
     3,255,000   Fresno Unified School                           3,903,982
                 District, California Refunding
                 Series A, MBIA,
                 6.00%, 02/01/2020
     2,170,000   Killeen Independent School                      2,304,084
                 District, Texas Refunding, PSF
                 Guaranteed, 5.25%, 02/15/2020
     1,000,000   Texas State University Systems                  1,032,760
                 Financing Revenue Refunding,
                 FSA, 5.00%, 03/15/2020
     1,375,000   Lower Colorado River                            1,430,316
                 Authority, Texas Revenue
                 Refunding, MBIA,
                 5.00%, 05/15/2020
     3,000,000   San Antonio, Texas Water                        3,257,220
                 Revenue, Refunding Systems,
                 FSA, 5.50%, 05/15/2020
     1,005,000   Regional Transportation                         1,381,885
                 Authority, Illinois Series C,
                 FGIC, 7.75%, 06/01/2020
    11,000,000   Metropolitan Atlanta Rapid                     11,517,660
                 Transit Authority, Georgia
                 Sales Tax Revenue, Second
                 Indenture Series B, MBIA
                 5.10%, 07/01/2020
     1,785,000   Los Angeles Unified School                      1,921,124
                 District, California Series A,
                 FSA, 5.25%, 07/01/2020
     7,090,000   New Hampshire Health &                          7,660,745
                 Education Facilities Finance
                 Authority, University System
                 of New Hampshire, AMBAC,
                 5.375%, 07/01/2020
     4,000,000   Kentucky State Property &                       4,597,880
                 Buildings Commission Refunding
                 Project Number 76, AMBAC,
                 5.50%, 08/01/2020
     2,850,000   Mobile, Alabama (Warrants                       3,071,930
                 expire 08/15/2020), AMBAC,
                 5.25%, 08/15/2020
     3,135,000   Illinois State Dedicated Tax                    3,842,789
                 Revenue, AMBAC,
                 6.25%, 12/15/2020
     4,970,000   South Carolina State Public                     5,183,909
                 Service Authority, Revenue
                 Refunding Series D, FSA,
                 5.00%, 01/01/2021
    10,985,000   Orange County, Florida Sales                   11,618,834
                 Tax Revenue, Refunding Series A,
                 FGIC, 5.125%, 01/01/2021
     2,540,000   Hawaii State Series CX, FSA,                    2,757,881
                 5.50%, 02/01/2021
     3,000,000   Arlington Independent School                    3,087,330
                 District, Texas, PSF
                 Guaranteed, 5.00%, 02/15/2021
     4,000,000   Chicago, Illinois Public                        4,250,760
                 Building Commission Building,
                 Revenue Chicago Transit
                 Authority, AMBAC,
                 5.25%, 03/01/2021
     4,525,000   New York State Thruway                          4,701,792
                 Authority Highway & Bridge
                 Trust Fund, Series A, MBIA,
                 5.00%, 04/01/2021 (Note B, p. 38)
     3,965,000   Florida State Board of                          4,144,773
                 Education, Refunding Public
                 Education Series B, MBIA,
                 5.00%, 06/01/2021
     7,000,000   Metropolitan Transportation                     7,261,870
                 Authority, New York Service
                 Contract Refunding Series A,
                 FGIC, 5.00%, 07/01/2021
     1,000,000   New Jersey Health Care                          1,044,750
                 Facilities Financing Authority
                 Revenue, Jersey City Medical
                 Center, AMBAC, FHA,
                 4.80%, 08/01/2021


                          Schedule of Investments--Municipal Bond Portfolios  27

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$    1,655,000   Illinois State 1st Series, MBIA,          $     1,760,572
                 5.25%, 10/01/2021
     2,000,000   Sarasota County, Florida                        2,153,300
                 Utility Systems Revenue,
                 Refunding Series C, FGIC,
                 5.25%, 10/01/2021
     3,000,000   Municipal Electric Authority                    3,204,690
                 of Georgia, Combustion Turbine
                 Project Series A, MBIA,
                 5.25%, 11/01/2021
    15,620,000   Orange County, Florida Sales                   16,369,604
                 Tax Revenue, Refunding Series A,
                 FGIC, 5.125%, 01/01/2022
     2,505,000   Massachusetts State                             2,698,010
                 Consolidated Loan Series D,
                 MBIA, 5.375%, 08/01/2022
     3,980,000   McGee-Creek Authority,                          4,772,498
                 Oklahoma Water Revenue, MBIA,
                 6.00%, 01/01/2023
     3,455,000   Seguin Independent School                       3,511,420
                 District, Texas, PSF
                 Guaranteed, 5.00%, 04/01/2023
     2,770,000   Harris County, Texas Refunding                  2,920,937
                 Toll Road Senior Lien, FSA,
                 5.375%, 08/15/2023
     2,000,000   Harris County, Texas Toll Road                  2,023,320
                 Senior Lien, MBIA,
                 5.00%, 08/15/2024
                                                           ---------------
Total Insured (Cost $855,366,473)                              898,625,625
                                                           ---------------
==========================================================================
TAX SUPPORTED:                                                      25.98%
--------------------------------------------------------------------------
State General Obligations: 7.42%
     2,035,000   Florida State Board of                          2,049,611
                 Education Capital Outlay,
                 Public Education Series E,
                 5.50%, 06/01/2003
     2,500,000   Connecticut State Series B,                     2,517,400
                 4.50%, 06/15/2003
     2,950,000   Alabama State Series A,                         3,013,071
                 5.50%, 10/01/2003
     2,545,000   Washington State, Motor                         2,618,729
                 Vehicle Fuel Series D,
                 5.00%, 01/01/2004
     6,680,000   Washington State, Refunding                     6,873,519
                 Series R-2000A,
                 5.00%, 01/01/2004
     2,575,000   Massachusetts Bay                               2,672,747
                 Transportation Authority,
                 General Transportation System
                 Series A, State Guaranteed,
                 5.30%, 03/01/2004
     2,300,000   California State,                               2,416,587
                 7.00%, 03/01/2004
    21,115,000   Connecticut State Series A,                    21,753,518
                 4.00%, 04/15/2004
     1,370,000   Wisconsin State Series A,                       1,436,993
                 5.75%, 05/01/2004
     1,165,000   California State,                               1,235,249
                 7.10%, 05/01/2004
     6,725,000   Illinois State,                                 7,017,874
                 5.00%, 06/01/2004
     3,555,000   Ohio State Common Schools                       3,694,747
                 Capital Facilities Series A,
                 4.50%, 06/15/2004
     1,390,000   Georgia State Series E,                         1,471,426
                 6.00%, 07/01/2004
     9,915,000   Maryland State, State and                      10,420,566
                 Local Facilities Loan First
                 Series, 5.125%, 08/01/2004
     1,760,000   Texas State Series A,                           1,877,920
                 5.80%, 10/01/2004
     4,355,000   Washington State, Motor                         4,622,615
                 Vehicle Fuel Series D,
                 5.00%, 01/01/2005
     3,950,000   Washington State, Various                       4,192,727
                 Purpose Series C,
                 5.00%, 01/01/2005
     1,045,000   Florida State Board of                          1,114,398
                 Education Capital Outlay,
                 Public Education Series B,
                 4.50%, 06/01/2005
     1,000,000   Massachusetts State Refunding                   1,087,530
                 Series B, 5.00%, 02/01/2006
     2,540,000   Florida State Board of                          2,793,543
                 Education Capital Outlay,
                 Public Education Series B,
                 5.00%, 06/01/2006
     6,850,000   Massachusetts State Federal                     7,514,998
                 Highway Grant Anticipation
                 Notes Series A,
                 5.00%, 06/15/2006
     5,000,000   Pennsylvania State,                             5,513,050
                 5.00%, 02/01/2007
     2,340,000   Ohio State Highway Capital                      2,596,090
                 Improvements Series F,
                 5.00%, 05/01/2007
     1,455,000   Florida State Board of                          1,616,723
                 Education Capital Outlay,
                 Public Education Series B,
                 5.00%, 06/01/2007
     3,285,000   Florida State Board of                          3,715,105
                 Education Capital Outlay,
                 Refunding Series A,
                 5.50%, 06/01/2007
     2,715,000   Delaware State Series A,                        3,014,220
                 5.00%, 01/01/2008
     4,935,000   Maryland State, Refunding                       5,557,994
                 State & Local Facilities 2nd
                 Lien Series B,
                 5.25%, 02/01/2008
     2,600,000   Georgia State Series A,                         3,052,452
                 6.25%, 04/01/2008


28  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$    1,670,000   Georgia State Series D,                   $     2,014,989
                 6.70%, 08/01/2008
    12,740,000   California State,                              14,740,817
                 6.10%, 10/01/2008
     4,380,000   Delaware State Series A,                        4,880,459
                 5.00%, 01/01/2009
     1,000,000   South Carolina State Series A,                  1,076,590
                 5.00%, 03/01/2009
     1,110,000   New Jersey State,                               1,266,155
                 5.50%, 02/01/2010
     2,225,000   Massachusetts Bay                               2,554,901
                 Transportation Authority
                 Series A, 5.75%, 03/01/2010
     1,985,000   Ohio State Community Schools                    2,207,340
                 Series A, 5.00%, 03/15/2010
     1,490,000   Georgia State Series C,                         1,792,232
                 6.25%, 08/01/2010
     3,780,000   Massachusetts Bay                               4,255,675
                 Transportation Authority
                 Series A, 5.50%, 03/01/2012
     1,000,000   Georgia State Series B,                         1,189,090
                 6.00%, 03/01/2012
       990,000   Florida State Board of                          1,368,061
                 Education Capital Outlay,
                 9.125%, 06/01/2014
     2,875,000   Texas State Water,                              3,014,984
                 5.25%, 08/01/2021
                                                           ---------------
Total State General Obligations
(Cost $151,190,723)                                            157,822,695
                                                           ---------------
Local General Obligations: 7.57%
     2,905,000   Mecklenburg County, North                       2,905,000
                 Carolina Refunding Series C,
                 5.00%, 04/01/2003
     1,205,000   Shelby County, Tennessee                        1,205,000
                 Series B, 5.00%, 04/01/2003
     2,300,000   Fairfax County, Virginia                        2,315,732
                 Public Improvement Series A,
                 5.25%, 06/01/2003
     4,575,000   Houston Independent School                      4,628,344
                 District, Texas Public
                 Property Finance Contractual
                 Obligation, 5.25%, 07/15/2003
     2,775,000   Stillwater Independent School                   2,863,883
                 District Number 834, Minnesota
                 Refunding, 5.00%, 02/01/2004
     2,090,000   Anderson County School                          2,140,515
                 District Number 5, South
                 Carolina Series A,
                 3.50%, 04/01/2004
     1,265,000   Box Elder County School                         1,314,411
                 District, Utah Refunding,
                 4.50%, 06/15/2004
     1,495,000   Pennsylvania Convention &                       1,546,891
                 Exhibition Center Authority
                 Revenue Series A,
                 6.25%, 09/01/2004
     2,180,000   Ware County School District,                    2,279,888
                 Georgia, 4.00%, 02/01/2005
     1,000,000   Anoka-Hennepin Independent                      1,056,290
                 School District Number 11,
                 Minnesota Refunding Series A,
                 4.50%, 02/01/2005
     1,100,000   Huntsville, Alabama Series A                    1,170,785
                 (Warrants expiring 02/01/2005),
                 5.00%, 02/01/2005
     2,975,000   New York City, New York Series D,               3,209,876
                 6.50%, 02/15/2005
     3,700,000   Anderson County School                          3,885,555
                 District Number 5, South
                 Carolina Series A,
                 4.00%, 04/01/2005
     1,130,000   Anoka-Hennepin Independent                      1,215,021
                 School District Number 11,
                 Minnesota Refunding Series A,
                 4.50%, 02/01/2006
     2,590,000   Wake County, North Carolina                     2,789,327
                 Series B, 4.50%, 02/01/2006
     6,300,000   Anne Arundel County, Maryland,                  6,887,979
                 5.00%, 03/01/2006
     3,660,000   New York City, New York Series I,               4,056,232
                 6.25%, 04/15/2006
    12,085,000   Fairfax County, Virginia                       13,071,982
                 Series A, 4.25%, 06/01/2006
     2,860,000   Bexar County, Texas,                            3,140,452
                 5.00%, 06/15/2006
     1,455,000   Montgomery County, Maryland                     1,638,243
                 Series A, 5.75%, 07/01/2006
     6,215,000   New York City, New York Series E,               6,703,810
                 5.00%, 08/01/2006
     6,185,000   New York City, New York Series G,               6,671,450
                 5.00%, 08/01/2006
     1,175,000   Anoka-Hennepin Independent                      1,294,204
                 School District Number 11,
                 Minnesota Refunding Series A,
                 5.00%, 02/01/2007
     6,525,000   Port of Seattle, Washington,                    6,900,775
                 AMT, 5.50%, 05/01/2007
     2,000,000   Bexar County, Texas,                            2,214,940
                 5.00%, 06/15/2007
     3,500,000   Ocean County, New Jersey                        3,899,280
                 Refunding Series A,
                 5.00%, 08/01/2007
     3,205,000   Carrollton, Texas Refunding &                   3,555,435
                 Improvement, 5.00%, 08/15/2007
     2,620,000   Jersey City, New Jersey Series A,               3,041,401
                 6.00%, 10/01/2007
     2,915,000   Mecklenburg County, North                       3,109,868
                 Carolina Public Improvement
                 Series A, 4.00%, 02/01/2008
     1,660,000   Charlotte, North Carolina                       1,852,211
                 Refunding, 5.00%, 02/01/2009


                          Schedule of Investments--Municipal Bond Portfolios  29

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$    6,910,000   Du Page County, Illinois Water            $     7,762,141
                 Commission, Refunding,
                 5.25%, 03/01/2009
     8,500,000   New York City, New York Series B,               9,266,785
                 5.25%, 08/01/2009
     1,020,000   Indianapolis Local Public                       1,103,263
                 Improvement Bond Bank, Indiana
                 Series B, 5.00%, 02/01/2010
     1,170,000   Austin, Texas Public                            1,338,737
                 Improvement, 5.75%, 09/01/2010
     1,190,000   Roanoke, Virginia,                              1,285,712
                 5.00%, 02/01/2011
     2,300,000   Phoenix, Arizona Series A,                      2,559,026
                 5.00%, 07/01/2011
     6,250,000   New York City, New York Series I,               6,692,437
                 5.875%, 03/15/2013
     2,105,000   Shelby County, Tennessee                        2,351,327
                 Public Improvement Series A,
                 5.625%, 04/01/2014
     1,400,000   Travis County, Texas,                           1,477,854
                 5.00%, 03/01/2015
     2,900,000   Montgomery County, Maryland                     3,165,872
                 Public Improvement Series A,
                 5.00%, 02/01/2016
     1,000,000   Harris County, Texas Toll Road,                 1,067,320
                 5.125%, 08/15/2017
     5,285,000   Horry County School District,                   5,742,469
                 South Carolina Series A,
                 SCSDE, 5.375%, 03/01/2018
     2,290,000   Harris County, Texas                            2,470,383
                 Refunding, 5.375%, 10/01/2018
     6,735,000   Du Page County, Illinois Jail                   7,677,900
                 Project, 5.60%, 01/01/2021
     1,920,000   Du Page County, Illinois                        2,188,800
                 Stormwater Project,
                 5.60%, 01/01/2021
     2,160,000   Beachwood City School                           2,346,991
                 District, Ohio Refunding &
                 Improvement, 5.50%, 12/01/2021
                                                           ---------------
Total Local General Obligations
(Cost $153,492,029)                                            161,061,797
                                                           ---------------
Tax Lease: 2.64%
     2,000,000   Virginia Public School                          2,026,080
                 Authority School Financing
                 Series A, 5.00%, 08/01/2003
     3,715,000   Virginia Public School                          3,769,499
                 Authority Series A,
                 5.50%, 08/01/2003
     8,125,000   Virginia College Building                       8,433,913
                 Authority, Educational
                 Facilities Revenue, 21st
                 Century College Program,
                 5.75%, 02/01/2004
     3,380,000   Virginia Public School                          3,568,063
                 Authority Series A,
                 5.50%, 08/01/2004
     3,340,000   Michigan State Building                         3,594,675
                 Authority Revenue Series I,
                 6.50%, 10/01/2004
     1,315,000   New York State Urban                            1,412,691
                 Development Corp.,
                 Correctional Facilities Series 5,
                 6.00%, 01/01/2005
     1,680,000   Virginia College Building                       1,813,896
                 Authority, Educational
                 Facilities Revenue, 21st
                 Century College Program,
                 5.875%, 02/01/2005
     1,160,000   New Jersey State, Certificates                  1,188,130
                 of Participation Series A,
                 6.40%, 04/01/2005
     2,000,000   New York State Dormitory                        2,161,220
                 Authority, State University
                 Series A, 5.50%, 05/15/2005
     1,005,000   New York State Dormitory                        1,094,063
                 Authority, City University
                 Series 2A, 5.70%, 07/01/2005
     1,005,000   New York State Dormitory                        1,094,063
                 Authority, City University
                 Series C, 5.70%, 07/01/2005
     1,000,000   City University of New York                     1,088,420
                 Certificates of Participation,
                 John Jay College,
                 5.75%, 08/15/2005
     1,720,000   New York State Medical Care                     1,807,032
                 Facilities Financing
                 Authority, Mental Health
                 Services Series A,
                 5.35%, 02/15/2006
     1,000,000   New York State Dormitory                        1,137,240
                 Authority, State University
                 Series A, 6.50%, 05/15/2006
     1,000,000   New York State Dormitory                        1,133,080
                 Authority, City University
                 Series A, 5.75%, 07/01/2007
     3,890,000   Philadelphia Hospitals &                        3,990,129
                 Higher Education Facilities
                 Authority, Pennsylvania
                 Revenue, 5.875%, 08/01/2007
     2,000,000   McLean County Public Building                   2,419,060
                 Commission, Illinois,
                 7.25%, 11/01/2007
     5,215,000   Michigan Municipal Bond                         5,894,462
                 Authority Revenue, Refunding
                 School Loan Series A,
                 5.25%, 12/01/2010
     4,045,000   Philadelphia Hospitals &                        4,142,404
                 Higher Education Facilities
                 Authority, Pennsylvania
                 Revenue, 6.20%, 08/01/2011
     1,280,000   New York State Dormitory                        1,477,158
                 Authority, City University
                 Series A, 5.75%, 07/01/2013


30  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$   1,585,000    Virginia College Building                 $     1,813,747
                 Authority, Educational
                 Facilities Revenue, Public
                 Higher Education Series A,
                 5.75%, 09/01/2013
     1,000,000   Sacramento City Finance                         1,093,150
                 Authority, California Lease
                 Revenue Series B,
                 5.40%, 11/01/2020
                                                           ---------------
Total Tax Lease (Cost $53,480,862)                              56,152,175
                                                           ---------------
Special Tax: 8.05%
    10,600,000   Mississippi State Highway                      10,666,886
                 Revenue, Four Lane Highway
                 Program Series 39,
                 5.00%, 06/01/2003
     2,150,000   Illinois State Sales Tax                        2,169,866
                 Revenue, 5.75%, 06/15/2003
     9,315,000   New Mexico State Severance                      9,415,695
                 Tax, 5.50%, 07/01/2003
     2,825,000   Municipal Assistance                            2,858,844
                 Corporation, New York Series E,
                 6.00%, 07/01/2003
     1,570,000   Michigan State Comprehensive                    1,636,851
                 Transportation Revenue Series A,
                 5.00%, 05/15/2004
     1,070,000   Las Vegas Special Improvement                   1,078,079
                 District Number 808-Summerlin
                 Area, Nevada Local Improvement
                 Bonds, 5.20%, 06/01/2004
     1,310,000   New Mexico State Highway                        1,365,217
                 Commission, Commerce Tax
                 Revenue Senior Subordinated
                 Lien, 4.75%, 06/15/2004
     2,640,000   Illinois State Sales Tax                        2,757,506
                 Revenue, 5.00%, 06/15/2004
     2,000,000   New Mexico State Severance Tax                  2,093,820
                 Series B, 5.00%, 07/01/2004
     6,100,000   Municipal Assistance                            6,459,656
                 Corporation, New York Series J,
                 6.00%, 07/01/2004
     1,850,000   Chicago, Illinois Tax                           1,953,193
                 Increment, Allocation
                 Subordinated Central Loop
                 Redevelopment Series A,
                 6.45%, 12/01/2004
     1,270,000   Heritage Isles Community                        1,268,730
                 Development District, Florida
                 Special Assessment Revenue
                 Series A, 5.75%, 05/01/2005
       945,000   Sampson Creek Community                           956,274
                 Development District, Florida
                 Capital Improvement Revenue
                 Series B, 6.30%, 05/01/2005
     1,190,000   Las Vegas Special Improvement                   1,205,756
                 District Number 808-Summerlin
                 Area, Nevada Local Improvement
                 Bonds, 5.375%, 06/01/2005
     9,730,000   Municipal Assistance                           10,717,595
                 Corporation, New York Series G,
                 6.00%, 07/01/2005
     1,585,000   Palm Beach County Solid Waste                   1,700,134
                 Authority, Florida Revenue
                 Refunding Series A,
                 5.00%, 10/01/2005
     2,060,000   Chicago, Illinois Tax                           2,229,250
                 Increment, Allocation
                 Subordinated Central Loop
                 Redevelopment Series A,
                 6.50%, 12/01/2005
     1,530,000   Meadow Pointe III Community                     1,549,507
                 Development District, Florida
                 Capital Improvement Revenue
                 Series 2001-1,
                 5.90%, 01/01/2006
     1,040,000   Alabama State Public School &                   1,132,830
                 College Authority, Capital
                 Improvement Pool Series A,
                 5.00%, 02/01/2006
     2,300,000   Harbour Lake Estates Community                  2,347,886
                 Development District, Florida
                 Special Assessment,
                 6.40%, 02/01/2006
     1,795,000   Capital Region Community                        1,818,497
                 Development District, Florida
                 Revenue Capital Improvement
                 Series B, 5.95%, 05/01/2006
       375,000   Vistancia Community Facilities                    375,893
                 District, Arizona,
                 4.25%, 07/15/2006
     1,500,000   Connecticut State Special Tax                   1,702,710
                 Obligation Revenue Series B,
                 6.00%, 09/01/2006
     3,170,000   Bella Terra Community                           3,187,150
                 Development District, Florida
                 Special Assessment,
                 5.65%, 11/01/2006
     3,100,000   Dove Mountain Resort Community                  3,129,047
                 Facilities District, Arizona
                 Assessment Lien,
                 6.00%, 12/01/2006
     9,000,000   Village Community Development                   9,055,440
                 District Number 5, Florida
                 Special Assessment Revenue
                 Series B, 5.40%, 05/01/2007
     1,225,000   Double Branch Community                         1,230,243
                 Development District, Florida
                 Special Assessment Series B-1,
                 5.60%, 05/01/2007
     3,000,000   Vizcaya Community Development                   3,039,870
                 District, Florida Special
                 Assessment, 5.90%, 05/01/2007


                          Schedule of Investments--Municipal Bond Portfolios  31

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$    3,600,000   University Place Community                $     3,634,632
                 Development District, Florida
                 Special Assessment Series B,
                 6.10%, 05/01/2007
     1,755,000   Fishhawk Community Development                  1,821,901
                 District, Florida Special
                 Assessment, 6.65%, 05/01/2007
       775,000   Lake Powell Residential Golf                      793,755
                 Community Development
                 District, Florida Special
                 Assessment Revenue Series C,
                 6.70%, 05/01/2007
     1,220,000   Fayetteville Sales & Use Tax                    1,230,968
                 Capital Improvement, Arkansas,
                 3.20%, 06/01/2007
     1,035,000   Las Vegas Special Improvement                   1,052,978
                 District Number 808-Summerlin
                 Area, Nevada Local Improvement
                 Bonds, 5.50%, 06/01/2007
       300,000   Vistancia Community Facilities                    300,903
                 District, Arizona, 4.75%, 07/15/2007
     1,095,000   Connecticut State Special Tax                   1,230,725
                 Obligation Revenue Series A,
                 5.25%, 09/01/2007
     1,550,000   Reunion East Community                          1,565,360
                 Development District, Florida
                 Special Assessment Series B,
                 5.90%, 11/01/2007
     1,670,000   North Las Vegas Local                           1,676,229
                 Improvement, Nevada Special
                 Improvement District Number 60
                 Aliante, 4.25%, 12/01/2007
     1,530,000   Stoneybrook Community                           1,538,614
                 Development District, Florida
                 Capital Improvement Revenue
                 Series B, 5.70%, 05/01/2008
     3,820,000   Narcoossee Community                            3,798,264
                 Development District, Florida
                 Special Assessment Series B,
                 5.75%, 05/01/2008
       285,000   River Ridge Community                             286,012
                 Development District, Florida
                 Capital Improvement Revenue,
                 5.75%, 05/01/2008
       950,000   Waterchase Community                              964,069
                 Development District, Florida
                 Capital Improvement Revenue
                 Series B, 5.90%, 05/01/2008
       400,000   Vistancia Community Facilities                    401,444
                 District, Arizona,
                 5.00%, 07/15/2008
     4,015,000   Heritage Harbour South                          4,018,654
                 Community Development
                 District, Florida Special
                 Assessment Revenue, Capital
                 Improvement Series B,
                 5.40%, 11/01/2008
     1,920,000   North Las Vegas Local                           1,928,429
                 Improvement, Nevada Special
                 Improvement District Number 60
                 Aliante, 4.65%, 12/01/2008
     3,000,000   Bonita Springs, Florida Vasari                  3,059,010
                 Community Development
                 District, Revenue, Capital
                 Improvement Series B,
                 6.20%, 05/01/2009
     1,490,000   Greyhawk Landing Community                      1,512,424
                 Development District, Florida
                 Special Assessment Revenue
                 Series B, 6.25%, 05/01/2009
     1,230,000   Saddlebrook Community                           1,257,306
                 Development District, Florida
                 Special Assessment Series B,
                 6.25%, 05/01/2009
     1,150,000   Illinois State Sales Tax                        1,218,828
                 Revenue Series U,
                 5.00%, 06/15/2009
       500,000   Vistancia Community Facilities                    502,080
                 District, Arizona,
                 5.30%, 07/15/2009
     1,000,000   Connecticut State Special Tax                   1,187,580
                 Obligation Series B,
                 6.15%, 09/01/2009
     1,000,000   North Las Vegas Local                           1,004,990
                 Improvement, Nevada Special
                 Improvement District Number 60
                 Aliante, 5.00%, 12/01/2009
     7,890,000   New York City Transitional                      8,702,749
                 Finance Authority, Future Tax
                 Series C, 5.00%, 02/15/2010
     3,065,000   Harbor Bay Community                            3,129,488
                 Development District, Florida
                 Capital Improvement Revenue,
                 Series B, 6.35%, 05/01/2010
       500,000   Vistancia Community Facilities                    502,330
                 District, Arizona,
                 5.55%, 07/15/2010
     1,165,000   Lakewood Ranch Community                        1,189,954
                 Development District 5,
                 Florida Special Assessment
                 Revenue Series B,
                 6.00%, 05/01/2011
     4,200,000   Venetian Community Development                  4,231,962
                 District, Florida Capital
                 Improvement Revenue Series B,
                 5.95%, 05/01/2012
     2,000,000   Bonnet Creek Resort Community                   2,039,280
                 Development District, Florida
                 Special Assessment,
                 7.125%, 05/01/2012
     2,865,000   Miromar Lakes Community                         3,056,926
                 Development District, Florida
                 Capital Improvement Revenue
                 Series B, 7.25%, 05/01/2012


32  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$    3,225,000   Illinois State Sales Tax                  $     3,790,471
                 Revenue Series Q,
                 6.00%, 06/15/2012
     3,095,000   Hot Springs, Arkansas Sales &                   3,179,029
                 Use Tax, Refunding &
                 Improvement, 4.125%, 07/01/2012
                 1,525,000 Dyer Redevelopment Authority,         1,721,115
                 Indiana Economic Development
                 Lease, 6.875%, 07/15/2014
     1,525,000   Dyer Redevelopment Authority,                   1,721,115
                 Indiana Economic Development
                 Lease, 6.875%, 07/15/2014
     2,315,000   Arizona Tourism & Sports                        2,346,345
                 Authority Tax Revenue,
                 Baseball Training Facilities
                 Project, 5.00%, 07/01/2015
     1,500,000   Arizona Tourism & Sports                        1,508,250
                 Authority Tax Revenue,
                 Baseball Training Facilities
                 Project, 5.00%, 07/01/2016
     3,600,000   Massachusetts Bay                               3,875,436
                 Transportation Authority,
                 Massachusetts Sales Tax
                 Revenue Series A,
                 5.25%, 07/01/2020
     2,695,000   Dyer Redevelopment Authority,                   2,989,617
                 Indiana Economic Development
                 Lease, 6.55%, 07/15/2020
     3,695,000   Beacon Tradeport Community                      3,785,675
                 Development District, Florida
                 Industrial Project Series B,
                 7.125%, 05/01/2022
                                                           ---------------
Total Special Tax (Cost $166,411,566)                          171,136,207
                                                           ---------------
Miscellaneous Tax: 0.30%
     5,325,000   Indianapolis Local Public                       6,255,331
                 Improvement Bond Bank, Indiana
                 Series B, 6.00%, 01/10/2013
                                                           ---------------
Total Miscellaneous Tax (Cost $5,233,996)                        6,255,331
                                                           ---------------
Total Tax Supported (Cost $529,809,176)                        552,428,205
                                                           ---------------
==========================================================================
REVENUE:                                                            20.10%
--------------------------------------------------------------------------
Airport Revenue: 0.29%
     4,130,000   Clark County, Nevada Passenger                  4,216,482
                 Facility Charge Revenue, Las
                 Vegas McCarran International
                 Airport Series A,
                 5.875%, 07/01/2004
       800,000   Denver City & County, Colorado                    880,088
                 Airport Revenue Series A, AMT,
                 7.50%, 11/15/2006
     1,000,000   Massachusetts Port Authority                    1,010,700
                 Revenue Series B, AMT,
                 5.00%, 07/01/2013
                                                           ---------------
Total Airport Revenue (Cost $5,944,788)                          6,107,270
                                                           ---------------
Electric Revenue: 6.75%
     3,610,000   San Antonio, Texas Electric &                   3,723,210
                 Gas Revenue Refunding Series A,
                 5.00%, 02/01/2004
     1,900,000   San Antonio, Texas Electric &                   1,959,584
                 Gas Revenue Refunding Systems,
                 5.00%, 02/01/2004
     2,000,000   Omaha Public Power District,                    2,067,840
                 Nebraska Electric Revenue
                 Series A, 5.25%, 02/01/2004
     1,470,000   Energy Northwest, Washington                    1,493,182
                 Wind Project Revenue Series A,
                 4.00%, 07/01/2004
     9,600,000   Salt River Agricultural                        10,195,008
                 Improvement and Power
                 District, Arizona Electric
                 Systems Revenue, Refunding
                 Salt River Project Series A,
                 5.00%, 01/01/2005
     5,000,000   North Carolina Eastern                          5,118,000
                 Municipal Power Agency, Power
                 System Revenue Series B,
                 6.00%, 01/01/2005
     1,955,000   California Department of Water                  2,098,517
                 Resources, Power Supply Revenue
                 Series A, 5.50%, 05/01/2005
     1,530,000   Energy Northwest, Washington                    1,571,126
                 Wind Project Revenue Series A,
                 4.30%, 07/01/2005
        55,000   Seattle, Washington Municipal                      57,241
                 Light & Power Revenue,
                 5.10%, 11/01/2005
     6,550,000   Salt River Agricultural                         7,176,311
                 Improvement and Power
                 District, Arizona Power
                 Distribution Electric Systems
                 Revenue, Refunding Salt River
                 Project Series A,
                 5.25%, 01/01/2006
     4,240,000   Salt River Agricultural                         4,669,173
                 Improvement and Power
                 District, Arizona Power
                 Distribution Electric Systems
                 Revenue, Refunding Salt River
                 Project Series D,
                 5.00%, 01/01/2007
    15,215,000   California Department of Water                 16,911,320
                 Resources, Power Supply
                 Revenue Series A,
                 5.50%, 05/01/2007
     3,500,000   Washington State Public Power                   3,917,725
                 Supply System Revenue, Nuclear
                 Project No. 3 Series B,
                 5.60%, 07/01/2007
     1,000,000   San Antonio, Texas Electric &                   1,116,100
                 Gas, Power System Revenue,
                 5.25%, 02/01/2008


                          Schedule of Investments--Municipal Bond Portfolios  33

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$   23,280,000   California Department of Water            $    26,001,665
                 Resources, Power Supply
                 Revenue Series A,
                 5.50%, 05/01/2008
     2,260,000   Salt River Agricultural                         2,513,165
                 Improvement and Power
                 District, Arizona Power
                 Distribution Electric Systems
                 Revenue, Refunding Salt River
                 Project Series A,
                 5.00%, 01/01/2009
     3,775,000   North Carolina Eastern                          4,209,427
                 Municipal Power Agency, Power
                 System Revenue Series B,
                 6.125%, 01/01/2009
     8,515,000   California Department of Water                  9,513,895
                 Resources, Power Supply
                 Revenue Series A,
                 5.50%, 05/01/2009
     2,765,000   North Carolina Eastern                          2,925,094
                 Municipal Power Agency, Power
                 System Revenue, Refunding
                 Series C, 5.25%, 01/01/2011
                 (Note B, p. 38)
     3,350,000   North Carolina Eastern                          3,598,469
                 Municipal Power Agency, Power
                 System Revenue, Refunding
                 Series A, 5.50%, 01/01/2011
    10,000,000   North Carolina Municipal Power                 10,858,600
                 Agency No. 1, Catawba Electric
                 Revenue Series A,
                 5.50%, 01/01/2012
     2,395,000   Seattle, Washington Municipal                   2,703,404
                 Light & Power Revenue,
                 5.625%, 12/01/2012
     3,525,000   North Carolina Municipal Power                  3,849,794
                 Agency No. 1, Catawba Electric
                 Revenue Series A,
                 5.50%, 01/01/2013
       630,000   North Carolina Eastern                            703,061
                 Municipal Power Agency, Power
                 System Revenue Series D,
                 6.45%, 01/01/2014
     2,345,000   Seattle, Washington Municipal                   2,631,981
                 Light & Power Revenue,
                 5.625%, 12/01/2014
     1,850,000   Seattle, Washington Municipal                   2,046,581
                 Light & Power Revenue,
                 5.625%, 12/01/2016
     1,880,000   North Carolina Eastern                          1,969,638
                 Municipal Power Agency, Power
                 System Revenue Series B,
                 5.70%, 01/01/2017
     2,500,000   San Antonio, Texas Electric &                   2,695,525
                 Gas, Power System Revenue,
                 5.375%, 02/01/2020
     4,815,000   Orlando Utilities Commission,                   5,217,678
                 Florida Water & Electric
                 Revenue, 5.25%, 10/01/2020
                                                           ---------------
Total Electric Revenue (Cost $139,010,022)                     143,512,314
                                                           ---------------
Health Care Revenue: 1.16%
     1,000,000   Iowa Finance Authority                          1,038,420
                 Hospital Facility Revenue,
                 Iowa Health System,
                 6.25%, 02/15/2004
     2,140,000   Clackamas County Hospital                       2,279,913
                 Facility Authority, Oregon
                 Revenue Refunding Legacy
                 Health Systems,
                 5.00%, 05/01/2005
     1,225,000   Oklahoma Development Finance                    1,146,000
                 Authority Revenue, Hillcrest
                 Healthcare System Series A,
                 4.70%, 08/15/2005
     1,670,000   Connecticut State Health &                      1,761,917
                 Educational Facility Authority
                 Revenue, Hospital for Special
                 Care Issue B,
                 5.125%, 07/01/2007
     1,000,000   Oklahoma Development Finance                      851,150
                 Authority Revenue, Hillcrest
                 Healthcare System Series A,
                 5.00%, 08/15/2009
     2,750,000   Cuyahoga County, Ohio Hospital                  3,072,382
                 Facilities Revenue, Canton
                 Incorporated Project,
                 6.75%, 01/01/2010
     3,000,000   Kentucky Economic Development                   3,243,810
                 Finance Authority Revenue,
                 Norton Healthcare Incorporated
                 Series A, 6.125%, 10/01/2010
     3,215,000   Chattanooga Health,                             3,459,340
                 Educational & Housing Facility
                 Board, Tennessee Revenue,
                 Catholic Health Initiatives
                 Series A, 5.375%, 12/01/2011
     1,240,000   Kentucky Economic Development                   1,335,455
                 Finance Authority Revenue,
                 Catholic Health Initiatives
                 Series A, 5.375%, 12/01/2011
     2,240,000   Oklahoma Development Finance                    1,871,050
                 Authority Revenue, Hillcrest
                 Healthcare System Series A,
                 5.75%, 08/15/2013
     1,275,000   Chester County Health &                         1,249,959
                 Education Facilities
                 Authority, Pennsylvania
                 Hospital Revenue, Chester
                 County Hospital Series A,
                 6.75%, 07/01/2021


34  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$    3,000,000   Allegheny County Hospital                 $     3,371,520
                 Development Authority,
                 Pennsylvania Revenue, West
                 Pennsylvania Health System
                 Series B, 9.25%, 11/15/2022
                                                           ---------------
Total Health Care Revenue (Cost $23,390,263)                    24,680,916
                                                           ---------------
Higher Education Revenue: 0.66%
     2,590,000   Pennsylvania State University                   2,799,945
                 Revenue, 5.00%, 08/15/2005
     1,415,000   Virginia Polytechnic Institute                  1,579,876
                 & State University Revenue
                 Series A, 5.25%, 06/01/2008
     1,550,000   New Mexico Educational                          1,664,746
                 Assistance Foundation, Student
                 Loan Education Loan Senior
                 Series A3, 4.95%, 03/01/2009
     1,150,000   Vermont Educational & Health                    1,191,481
                 Buildings Financing Agency
                 Revenue, Norwich University
                 Project, 5.50%, 07/01/2018
     1,230,000   University of Texas University                  1,331,906
                 Revenue, Financing Systems
                 Series B, 5.375%, 08/15/2019
     2,820,000   Massachusetts Health &                          3,478,216
                 Educational Facilities
                 Authority Revenue, Harvard
                 University Series N,
                 6.25%, 04/01/2020
     1,840,000   Milledgeville-Baldwin County                    1,888,337
                 Development Authority, Georgia
                 Student Housing Revenue,
                 Georgia College & State
                 University Foundation,
                 4.08%, 09/01/2032
                                                           ---------------
Total Higher Education Revenue
(Cost $12,927,471)                                              13,934,507
                                                           ---------------
Tobacco Revenue: 2.52%
     8,050,000   Tobacco Settlement Revenue                      7,537,295
                 Management Authority, South
                 Carolina Tobacco Settlement
                 Asset-Backed Bonds Series B,
                 6.00%, 05/15/2022
     6,060,000   Northern Tobacco                                5,988,492
                 Securitization Corp., Alaska
                 Tobacco Settlement
                 Asset-Backed Bonds,
                 6.20%, 06/01/2022
    13,020,000   Tobacco Settlement Financing                   12,091,414
                 Corp., Rhode Island Tobacco
                 Asset-Backed Bonds Series A,
                 6.00%, 06/01/2023
     1,880,000   District of Columbia Tobacco                    1,760,827
                 Settlement Financing Corp.,
                 Tobacco Settlement
                 Asset-Backed Bonds,
                 6.25%, 05/15/2024
     9,310,000   Tobacco Settlement Authority,                   8,758,755
                 Washington Tobacco Settlement
                 Asset-Backed Bonds,
                 6.50%, 06/01/2026
    18,610,000   Badger Tobacco Asset                           17,462,321
                 Securitization Corp.,
                 Wisconsin Tobacco Settlement
                 Asset-Backed Bonds,
                 6.125%, 06/01/2027
                                                           ---------------
Total Tobacco Revenue (Cost $56,045,655)                        53,599,104
                                                           ---------------
Toll Revenue: 0.95%
    19,485,000   Triborough Bridge & Tunnel                     20,299,668
                 Authority, New York, Toll
                 Revenue Series B,
                 5.00%, 11/15/2020
                                                           ---------------
Total Toll Revenue (Cost $20,371,540)                           20,299,668
                                                           ---------------
Water/Sewer Revenue: 1.88%
     2,500,000   Abilene, Texas Waterworks &                     2,500,550
                 Sewer Systems Certificates
                 Obligation B, 3.61%, 08/15/2003
     2,230,000   Texas State Water Development                   2,475,255
                 Board Revenue, Revolving
                 Senior Lien Series A,
                 5.50%, 07/15/2010
     1,525,000   Arizona Water Infrastructure                    1,757,029
                 Finance Authority Revenue,
                 Water Quality Series A,
                 5.75%, 10/01/2011
     3,620,000   Dallas, Texas Waterworks &                      3,874,377
                 Sewer System Revenue,
                 5.00%, 10/01/2013
        55,000   Massachusetts Water Pollution                      62,174
                 Abatement Trust Series B,
                 5.25%, 08/01/2014
     3,460,000   Massachusetts Water Pollution                   3,699,017
                 Abatement Trust, New Bedford
                 Program Series A,
                 5.125%, 02/01/2016
     3,325,000   Ohio State Water Development                    3,654,375
                 Authority Pollution Control
                 Revenue, 5.25%, 06/01/2017
     6,850,000   Ohio State Water Development                    7,528,561
                 Authority Pollution Control
                 Revenue, 5.25%, 12/01/2017
     3,460,000   Michigan Municipal Bond                         3,773,164
                 Authority Revenue, Drinking
                 Water Revolving Fund,
                 5.25%, 10/01/2018
     1,040,000   Tampa, Florida Water & Sewer                    1,140,277
                 Revenue Refunding Series A,
                 5.25%, 10/01/2018


                          Schedule of Investments--Municipal Bond Portfolios  35

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$    4,500,000   Michigan Municipal Bond                   $     4,888,845
                 Authority Revenue, Clean Water
                 State Revolving Fund,
                 5.25%, 10/01/2019
     4,325,000   Michigan Municipal Bond                         4,691,328
                 Authority Revenue, Clean Water
                 State Revolving Fund,
                 5.375%, 10/01/2021
                                                           ---------------
Total Water/Sewer Revenue                                       40,044,952
                                                           ---------------
(Cost $38,040,516)
Miscellaneous Revenue: 1.46%
       749,473   Koch Fixed-Rate Trust, Various                    752,299
                 States Class A1,
                 4.70%, 10/06/2003
     4,385,000   Broward County, Florida                         4,476,120
                 Resource Recovery Revenue,
                 Wheelabrator Florida Series A,
                 5.00%, 12/01/2003
    10,635,000   Broward County, Florida                        11,214,395
                 Resource Recovery Revenue,
                 Wheelabrator Florida Series A,
                 5.00%, 12/01/2004
     2,420,000   New York Convention Center                      2,457,728
                 Operating Corp., New York
                 Certificates of Participation,
                 Yale Building Acquisition
                 Project, 6.50%, 12/01/2004
     1,485,000   Broward County, Florida                         1,612,443
                 Resource Recovery Revenue,
                 Refunding Wheelabrator South
                 Series A, 5.00%, 12/01/2006
     4,000,000   Michigan Municipal Bond                         4,175,800
                 Authority Revenue, Public
                 School Detroit Academy A,
                 7.50%, 10/01/2012
     1,780,000   Chicago, Illinois Park                          1,990,218
                 District Harbor Facilities
                 Revenue, 5.875%, 01/01/2013
     1,920,000   Chicago, Illinois Park                          2,130,605
                 District Harbor Facilities
                 Revenue, 5.875%, 01/01/2014
     2,035,000   Chicago, Illinois Park                          2,251,137
                 District Harbor Facilities
                 Revenue, 5.875%, 01/01/2015
                                                           ---------------
Total Miscellaneous Revenue
(Cost $29,924,360)                                              31,060,745
                                                           ---------------
Industrial Development/Pollution Control
Revenue: 4.43%
     1,825,000   Pittsylvania County Industrial                  1,847,119
                 Development Authority,
                 Virginia Revenue Series A,
                 AMT, 7.30%, 01/01/2004
     6,100,000   Springfield Airport Authority,                  6,472,466
                 Illinois Garrett Aviation Services
                 Project, 4.40%, 02/01/2008
     3,600,000   Chesapeake, Virginia                            3,752,712
                 Industrial Development
                 Authority Revenue, Pollution
                 Control Project,
                 5.25%, 02/01/2008
     1,700,000   Mashantucket Western Pequot                     1,865,121
                 Tribe, Connecticut Special
                 Revenue, Sub 144A Series B,
                 5.55%, 09/01/2008
     4,280,000   Midland County, Michigan                        4,319,633
                 Economic Development
                 Sublimited Obligation Series A,
                 AMT, 6.875%, 07/23/2009
     3,000,000   Pittsylvania County, Virginia                   3,173,790
                 Industrial Development
                 Authority Revenue, Exempt
                 Facility Series B,
                 7.65%, 01/01/2010
     1,000,000   New York State Environmental                    1,008,810
                 Facilities Corp., Waste
                 Management Project Series A,
                 4.00%, 05/01/2012
     4,300,000   New Jersey Economic                             4,355,083
                 Development Authority, Exempt
                 Facilities Revenue, Waste
                 Management Inc. Project,
                 4.00%, 11/01/2013
     3,950,000   Morehouse Parish Louisiana                      4,161,167
                 Pollution Control Revenue,
                 Refunding International Paper
                 Co. Project Series A,
                 5.70%, 04/01/2014
     2,070,000   North Carolina Capital                          2,074,947
                 Facilities Finance Agency,
                 Exempt Facilities Revenue,
                 Waste Management of Carolinas
                 Project, 4.00%, 08/01/2014
     4,365,000   Dickinson County Economic                       4,480,236
                 Development Corp., Michigan
                 Environmental Improvement
                 Revenue, International Paper
                 Co. Project Series A, 5.75%, 06/01/2016
     1,575,000   Fairfield Industrial                            1,632,787
                 Development Board, Alabama
                 Environmental Improvement
                 Revenue, USX Project,
                 5.40%, 11/01/2016
     3,500,000   South Carolina Jobs Economic                    3,508,925
                 Development Authority Revenue,
                 Waste Management Inc. Project,
                 4.10%, 11/01/2016
     7,365,000   Utah County, Utah                               7,385,033
                 Environmental Improvement
                 Revenue, Marathon Oil Project,
                 5.05%, 11/01/2017


36  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$    3,720,000   New Hampshire State Business              $     3,800,687
                 Finance Authority Pollution
                 Control Revenue, Public
                 Service Co. Series D,
                 6.00%, 05/01/2021
       985,000   Louisiana Local Government                        989,068
                 Environmental Facilities and
                 Community Development
                 Authority Revenue, Air Cargo,
                 6.65%, 01/01/2025
     2,630,000   Trinity River Authority, Texas                  2,629,895
                 Pollution Control Revenue,
                 Refunding TXU Electric
                 Company Project,
                 4.90%, 05/01/2028
     9,000,000   Pope County, Arkansas Revenue,                  9,202,590
                 Refunding Entergy Arkansas
                 Inc. Project, 5.05%, 09/01/2028
    10,540,000   Matagorda County Navigation                    10,572,674
                 District No. 1, Texas
                 Pollution Control Revenue,
                 Refunding Central Power
                 & Light Series A,
                 3.75%, 05/01/2030
     4,960,000   Brazos River Authority, Texas                   4,969,969
                 Pollution Control Revenue, TXU
                 Electric Co. Project Series A,
                 4.95%, 10/01/2030
     5,065,000   Brazos River Authority, Texas                   5,063,885
                 Pollution Control Revenue, TXU
                 Electric Co. Project Series D,
                 4.25%, 05/01/2033
     2,430,000   Ohio State Water Development                    2,457,119
                 Authority Pollution Control
                 Facilities Revenue, Refunding
                 Edison Co. Series B, AMT,
                 4.40%, 06/01/2033
     4,435,000   Washoe County, Nevada Water                     4,420,187
                 Facility Revenue, Variable
                 Refunding Amount Sierra
                 Pacific Power Company,
                 5.75%, 03/01/2036
                                                           ---------------
Total Industrial Development/Pollution
Control Revenue (Cost $92,073,598)                              94,143,903
                                                           ---------------
Total Revenue (Cost $417,728,213)                              427,383,379
                                                           ---------------
==========================================================================
ASSET-BACKED SECURITIES:                                             1.45%
--------------------------------------------------------------------------
Housing: 1.45%
     2,500,000   Vermont Housing Finance Agency                  2,556,100
                 Single-Family Revenue, Series
                 15C, AMT, 4.00%, 03/01/2004
     5,765,000   Rhode Island Housing &                          5,962,163
                 Mortgage Finance Corp.
                 Homeownership Opportunity
                 Note Series 39C,
                 4.00%, 03/24/2005
     1,225,000   Rhode Island Housing &                          1,258,075
                 Mortgage Finance Corp.
                 Homeownership Opportunity
                 Note Series 41C,
                 3.375%, 11/01/2005
     1,255,000   West Virginia Housing                           1,254,423
                 Development Fund Series D,
                 AMT, 3.25%, 11/01/2015
     2,150,000   Maricopa County Industrial                      2,189,968
                 Development Authority, Arizona
                 Multifamily Housing Revenue,
                 Steeplechase Apartments
                 Project Series B, AMT,
                 6.25%, 12/01/2020
     2,195,000   Sedgwick & Shawnee Counties,                    2,360,086
                 Kansas, Single-Family Revenue,
                 GNMA Mortgage-Backed
                 Securities Program Series A-1,
                 AMT, 6.50%, 12/01/2022
     1,360,000   Jefferson Parish, Louisiana                     1,371,764
                 Home Mortgage Revenue, FNMA &
                 GNMA Mortgage-Backed
                 Securities Series C-1, AMT,
                 5.40%, 12/01/2024
     2,325,000   Muni Mae Trust, Certificate                     2,453,084
                 Class A-5, FHLMC,
                 4.80%, 07/14/2026
     1,395,000   District of Columbia Housing                    1,429,484
                 Finance Agency, Single-Family
                 FNMA & GNMA Mortgage Revenue
                 Series A, AMT, 6.25%, 12/01/2028
       630,000   Oklahoma Housing Finance                          653,846
                 Agency, Single-Family
                 Redevelopment, Mortgage
                 Homeownership Loan Series B-2,
                 AMT, 6.55%, 03/01/2029
     1,620,000   Missouri State Housing                          1,708,209
                 Development Commission, FNMA &
                 GNMA Mortgage Revenue,
                 Single-Family Series B-2, AMT,
                 6.40%, 09/01/2029
       605,000   Chicago, Illinois Single                          652,184
                 Family Mortgage Revenue Series
                 A, FNMA, GNMA,
                 6.35%, 10/01/2030
       620,000   Wyoming Community Development                     653,294
                 Authority, Housing Revenue
                 Series 1, AMT,
                 6.20%, 12/01/2030
     2,925,000   Multifamily Housing Revenue                     2,928,452
                 Bond Passthrough Certificates,
                 Kansas Beneficial Ownership
                 Series 2000-6,
                 5.95%, 11/01/2033


                          Schedule of Investments--Municipal Bond Portfolios  37

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$    3,465,000   Multifamily Housing Revenue               $     3,466,767
                 Bond Passthrough Certificates,
                 Washington Beneficial
                 Ownership Series 2000-7,
                 6.00%, 11/01/2033
                                                           ---------------
Total Housing (Cost $30,563,148)                                30,897,899
                                                           ---------------
Total Asset-Backed Securities (Cost $30,563,148)                30,897,899
                                                           ---------------
==========================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------
Total Investments (Cost $2,036,099,522)        100.05%     $ 2,127,865,522
(Note D, below)
Cash and Other Assets, Less Liabilities         (0.05)          (1,022,951)
                                              -------      ---------------
Net Assets                                     100.00%     $ 2,126,842,571
                                              =======      ===============
==========================================================================
SHORT FUTURES CONTRACT
--------------------------------------------------------------------------
                                                             Unrealized
Contracts       Description                   Value         Appreciation
--------------------------------------------------------------------------
621            Interest Rate               $70,270,031     $       724,310
               Swap 10 Yr. Future
               June 2003
                                                           ---------------
Total Short Futures Contract                               $       724,310
                                                           ---------------
--------------------------------------------------------------------------

(A) Represents entire or partial position segregated as collateral for initial margin requirement on open futures contract.
(B)   When-issued security
(C) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(D) At March 31, 2003, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $95,167,105 and gross unrealized depreciation of investments was $3,401,105, resulting in net unrealized appreciation of $91,766,000.

      Explanation of abbreviations:
      ACA-American Capital Access
      AMBAC-American Municipal Bond Assurance Corporation
      AMT-Subject to Alternative Minimum Tax
      ARCS-Auction Rate Certificate
      CPI-Consumer Price Index
      FGIC-Financial Guaranty Insurance Company
      FHA-Federal Housing Administration
      FHLMC-Federal Home Loan Mortgage Company
      FNMA-Federal National Mortgage Association
      FSA-Financial Security Assurance, Inc.
      GNMA-Government National Mortgage Association
      MBIA-Municipal Bond Investors Assurance Corporation
      PSF Guaranteed-(Texas) Permanent Schools Funds
      Q-SBLF-Qualified School Bond Loan Fund
      Radian-Radian Group Inc.

==========================================================================
    Allocation of Portfolio net assets at March 31, 2003:
    Alabama                                                        0.60%
    Alaska                                                         0.72
    Arizona                                                        2.55
    Arkansas                                                       0.64
    California                                                     4.97
    Colorado                                                       1.64
    Connecticut                                                    2.45
    Delaware                                                       0.76
    Florida                                                        9.16
    Georgia                                                        1.56
    Hawaii                                                         1.40
    Illinois                                                       6.57
    Indiana                                                        1.07
    Iowa                                                           0.05
    Kansas                                                         0.36
    Kentucky                                                       1.21
    Louisiana                                                      0.41
    Maryland                                                       1.50
    Massachusetts                                                  4.19
    Michigan                                                       4.43
    Minnesota                                                      0.80
    Mississippi                                                    0.50
    Missouri                                                       0.63
    Nebraska                                                       0.20
    Nevada                                                         2.02
    New Hampshire                                                  0.86
    New Jersey                                                     1.80
    New Mexico                                                     0.75
    New York                                                      11.07
    North Carolina                                                 2.70
    Ohio                                                           2.87
    Oklahoma                                                       0.82
    Oregon                                                         0.23
    Pennsylvania                                                   3.44
    Rhode Island                                                   1.71
    South Carolina                                                 2.08
    Tennessee                                                      0.60
    Texas                                                          8.33
    Utah                                                           0.71
    Vermont                                                        0.18
    Virginia                                                       2.60
    Washington                                                     4.48
    West Virginia                                                  0.06
    Wisconsin                                                      1.48
    Wyoming                                                        0.09
    District of Columbia                                           2.60
    Tax-Exempt Private Municipal Trust                             0.20
    Cash and Other Assets, Less Liabilities                       (0.05)
                                                                -------
    Total                                                        100.00%
                                                                =======

See Notes to Financial Statements.


38  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                         California Municipal Portfolio
                           March 31, 2003 (Unaudited)

==========================================================================
Principal Amount            Description                      Market Value*
==========================================================================
TAX-EXEMPT VARIABLE-RATE DEMAND NOTES:                               3.05%
--------------------------------------------------------------------------
$    6,700,000   Irvine Ranch Water District,              $     6,700,000
                 California Certificates of
                 Participation, Capital
                 Improvement Project,
                 1.10%, 08/01/2016
     2,000,000   California Statewide Community                  2,000,000
                 Development Authority,
                 Pollution Control Revenue,
                 Refunding Chevron USA Inc.,
                 Project, 1.125%, 05/15/2024
     2,600,000   Irvine Assessment District No.                  2,600,000
                 87-8, California Improvement
                 Bond Act 1915,
                 1.00%, 09/02/2024
     4,500,000   California Pollution Control                    4,500,000
                 Financing Authority, Shell
                 Martinez Refining Series B,
                 1.15%, 10/01/2031
     6,700,000   Los Angeles Department of                       6,700,000
                 Water & Power, California
                 Revenue Subseries B-6,
                 1.20%, 07/01/2034
                                                           ---------------
Total Tax-Exempt Variable-Rate Demand Notes
(Cost $22,508,000)                                              22,500,000
                                                           ---------------
==========================================================================
PREREFUNDED/ESCROWED:                                                4.18%
--------------------------------------------------------------------------
       520,000   Sacramento School Insurance                       523,874
                 Authority, California Revenue
                 Liability Program Series D,
                 5.70%, 06/01/2003,
                 Escrowed to Maturity
     2,470,000   Los Angeles Department of                       2,552,523
                 Water & Power, California
                 Electric Plant Revenue,
                 4.75%, 08/15/2010,
                 Prerefunded 08/15/2003 @102
                 (Note A, p. 48)
     4,675,000   Sacramento Municipal Utility                    4,939,932
                 District, California Electric
                 Revenue Series I, MBIA,
                 6.00%, 01/01/2024,
                 Prerefunded 01/01/2004 @ 102
       400,000   Pomona Public Financing                           422,488
                 Authority, California,
                 5.50%, 02/01/2008,
                 Prerefunded 02/01/2004 @ 102
       480,000   Pomona Public Financing                           506,985
                 Authority, California,
                 Southwest Pomona Revenue
                 Series L, 5.50%, 02/01/2008,
                 Prerefunded 02/01/2004 @ 102
     1,000,000   Washington Suburban Sanitation                  1,063,620
                 District, Maryland, 6.60%, 06/01/2015,
                 Prerefunded 06/01/2004 @ 100
     2,000,000   Los Angeles Department of                       2,120,380
                 Water & Power, California
                 Electric Plant Revenue, FSA,
                 5.25%, 06/15/2013,
                 Prerefunded 06/15/2004, @ 101
     3,955,000   Imperial Irrigation District,                   4,336,974
                 California Certificates of
                 Participation, Electric System
                 Project, MBIA, 6.00%, 11/01/2015,
                 Prerefunded 11/01/2004 @ 102
       590,000   Burbank Redevelopment Agency,                     643,212
                 California, 9.25%, 12/01/2005,
                 Prerefunded 12/01/2004 @ 100
     1,520,000   Corona, California                              1,799,893
                 Certificates of Participation,
                 8.00%, 03/01/2015,
                 Prerefunded 03/01/2006 @ 100
       920,000   Northern California Power                       1,085,729
                 Agency Public Power Revenue
                 Series A, AMBAC,
                 5.80%, 07/01/2009,
                 Escrowed to Maturity
     1,000,000   Kern High School District,                      1,275,500
                 California, 7.10%, 08/01/2011,
                 Escrowed to Maturity
     5,300,000   Massachusetts State Series B,                   6,092,138
                 FSA, 5.50%, 03/01/2018,
                 Prerefunded 03/01/2012 @ 100
     1,000,000   Pittsburg Redevelopment                         1,561,800
                 Agency, California Residential
                 Mortgage Revenue,
                 9.60%, 06/01/2016,
                 Escrowed to Maturity
     1,615,000   Metropolitan Water District of                  1,899,967
                 Southern California,
                 Waterworks Revenue Series A,
                 5.75%, 07/01/2021,
                 Escrowed to Maturity
                                                           ---------------
Total Prerefunded/Escrowed (Cost $28,922,781)                   30,825,015
                                                           ---------------
==========================================================================
INSURED:                                                            51.97%
--------------------------------------------------------------------------
     4,315,000   Association of Bay Area                         4,347,104
                 Governments, California Bay
                 Area Rapid Transit Series A,
                 AMBAC, 4.75%, 06/15/2003

*See Note 1, page 33 in Notes to Financial Statements.


                          Schedule of Investments--Municipal Bond Portfolios  39

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$    1,860,000   Eastern Municipal Water                   $     1,875,959
                 District, California
                 Certificates of Participation
                 Series A, FGIC, 4.50%, 07/01/2003
     1,085,000   Los Angeles County                              1,103,553
                 Metropolitan Transportation
                 Authority, California Sales
                 Tax Revenue, Proposition C
                 Second Series B, AMBAC,
                 8.00%, 07/01/2003
     1,285,000   Irvine Public Facilities &                      1,295,524
                 Infrastructure Authority,
                 California Assessment Revenue
                 Series B, AMBAC, 3.00%, 09/02/2003
     1,475,000   King County, Washington Sewer                   1,517,849
                 Revenue, Refunding, FGIC,
                 5.00%, 01/01/2004
     1,000,000   Iowa State School                               1,027,130
                 Infrastructure Special Fund,
                 FSA, 4.00%, 03/15/2004
     3,620,000   San Francisco City & County                     3,626,697
                 Housing Authority, California
                 Multifamily Revenue, MBIA,
                 4.45%, 05/01/2004
     5,000,000   San Jose Redevelopment Agency,                  5,124,850
                 California Tax Allocation,
                 Merged Area Redevelopment
                 Project, MBIA, 3.00%, 08/01/2004
     1,015,000   Covina Valley Unified School                    1,060,350
                 District, California Series A,
                 FSA, 4.50%, 08/01/2004
     1,365,000   Rancho California Water                         1,434,956
                 District Financing Authority,
                 Revenue Series A, FSA,
                 5.00%, 08/01/2004
     1,835,000   Los Angeles, California Harbor                  1,932,090
                 Department Revenue, AMBAC,
                 5.50%, 08/01/2004
     1,960,000   Gateway Economic Development                    2,062,488
                 Corp., Greater Cleveland, Ohio
                 Excise Tax Revenue, FSA,
                 5.125%, 09/01/2004
     1,600,000   Irvine Public Facilities &                      1,640,928
                 Infrastructure Authority,
                 California Assessment Revenue
                 Series B, AMBAC, 3.00%, 09/02/2004
     1,000,000   Oakland Joint Powers Financing                  1,056,120
                 Authority, California Lease
                 Revenue, AMBAC, 5.00%, 10/01/2004
    11,530,000   San Joaquin Hills                              11,195,053
                 Transportation Corridor
                 Agency, California Toll Road
                 Revenue, Capital Appreciation
                 Refunding Series A, MBIA,
                 0.00%, 01/15/2005
     3,300,000   Industry Urban Development                      3,547,335
                 Agency, California, MBIA,
                 5.00%, 05/01/2005
     3,175,000   East Bay Delta Housing &                        3,345,529
                 Finance Agency, California
                 Lease Revenue, MBIA,
                 4.25%, 06/01/2005
     1,900,000   Association of Bay Area                         2,052,817
                 Governments, California Bay
                 Area Rapid Transit Series A,
                 AMBAC, 5.00%, 06/15/2005
     8,080,000   Industry Urban Development                      8,888,970
                 Agency, California, MBIA,
                 5.00%, 05/01/2006
     3,015,000   Puerto Rico Electric Power                      3,469,843
                 Authority Power Revenue,
                 Refunding Series Y, MBIA,
                 6.50%, 07/01/2006
     1,000,000   Virgin Islands Public Finance                   1,105,400
                 Authority Revenue, Federal
                 Highway Reimbursement Loan
                 Note, FSA, 5.00%, 09/01/2006
     2,030,000   Los Angeles, California                         2,259,999
                 Certificates of Participation,
                 Equipment & Real Estate
                 Property Program Series AU,
                 MBIA, 5.00%, 10/01/2006
     1,670,000   Southern California Public                      1,843,463
                 Power Authority Power Project
                 Revenue Refunding, San Juan
                 Unit 3, Series A, FSA,
                 5.00%, 01/01/2007
     7,320,000   Industry Urban Development                      8,145,330
                 Agency, California, MBIA,
                 5.00%, 05/01/2007
    13,075,000   Association of Bay Area                        14,591,308
                 Governments, California Bay
                 Area Rapid Transit Series A,
                 AMBAC, 5.00%, 06/15/2007
     3,960,000   San Francisco City & County,                    4,538,041
                 California Refunding Series 1,
                 FGIC, 5.75%, 06/15/2007
     8,800,000   Southern California Public                      9,778,120
                 Power Authority Power Project
                 Revenue Refunding, San Juan
                 Unit 3, Series A, FSA,
                 5.00%, 01/01/2008
     3,050,000   San Jose, California Airport                    3,326,544
                 Revenue, Refunding Series B,
                 FSA, AMT, 5.00%, 03/01/2008
     2,360,000   San Diego County Regional                       2,662,953
                 Transportation Authority,
                 California Sales Tax Revenue
                 Series A, FGIC, 5.25%, 04/01/2008


40  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$    3,885,000   Long Beach, California Harbor             $     4,270,470
                 Revenue, MBIA, AMT,
                 6.00%, 05/15/2008
     1,000,000   Riverside, California Sewer                     1,217,540
                 Revenue, FGIC, 7.00%, 08/01/2008
     1,510,000   Castaic Lake Water Agency,                      1,852,936
                 California Certificates of
                 Participation, Water System
                 Improvement Project Series A,
                 MBIA, 7.25%, 08/01/2008
     9,300,000   Los Angeles, California                        10,486,680
                 Certificates of Participation,
                 Equipment & Real Estate
                 Property Program Series AU,
                 MBIA, 5.00%, 10/01/2008
     9,000,000   Los Angeles County, California                 10,262,790
                 Public Works Financing
                 Authority, AMBAC,
                 5.50%, 10/01/2008
     1,050,000   Los Angeles Department of                       1,139,271
                 Airports, California Airport
                 Revenue Series A, FGIC,
                 5.50%, 05/15/2009
     1,000,000   Redding Joint Powers Financing                  1,187,720
                 Authority, California Electric
                 System Revenue Series A, MBIA,
                 6.25%, 06/01/2009
     1,815,000   Northern California Power                       2,119,212
                 Agency, Geothermal Project
                 No. 3 Series A, AMBAC,
                 5.80%, 07/01/2009
     1,100,000   South Orange County Public                      1,416,547
                 Finance Authority, California
                 Special Tax Revenue, Foothill
                 Area Series C, FGIC,
                 8.00%, 08/15/2009
     2,000,000   Los Angeles, California                         2,082,260
                 Wastewater System Revenue
                 Series D, FGIC,
                 5.375%, 11/01/2009
       600,000   Los Angeles Department of                         662,640
                 Airports, California Airport
                 Revenue, FGIC, AMT,
                 5.80%, 05/15/2010
     1,680,000   Salina County Unified School                    1,902,029
                 District No. 305, Kansas
                 Salina Refunding &
                 Improvement, FSA,
                 5.25%, 09/01/2010
     1,405,000   Triborough Bridge & Tunnel                      1,571,675
                 Authority, New York Refunding
                 General Series B, MBIA,
                 5.00%, 11/15/2010
     1,000,000   Kern High School District,                      1,190,210
                 California Series A, MBIA,
                 6.30%, 02/01/2011
     1,070,000   New York State Thruway                          1,594,728
                 Authority, Highway & Bridge
                 Trust Fund, ROLS Railroad II
                 Series R 198, MBIA,
                 5.25%, 04/01/2011
                 (Note B, p. 48)
     1,630,000   St. Petersburg, Florida Public                  1,802,487
                 Improvement Revenue,
                 Refunding, MBIA,
                 5.00%, 02/01/2012
     2,145,000   San Francisco City & County                     2,326,231
                 Airport Commission, California
                 International Airport Revenue
                 Second Series 10A, MBIA, AMT,
                 5.45%, 05/01/2012
     3,140,000   Norfolk, Virginia, Refunding                    3,552,093
                 Capital Improvement Series B,
                 FSA, 5.25%, 07/01/2012
     1,000,000   Los Angeles County                              1,028,450
                 Metropolitan Transportation
                 Authority, California Sales
                 Tax Revenue Series B, AMBAC,
                 5.30%, 07/01/2012
     5,930,000   M S R Public Power Agency,                      6,541,739
                 California, San Juan Project,
                 Refunding Series G, MBIA,
                 5.30%, 07/01/2012
     1,075,000   Rancho California Water                         1,227,435
                 District Financing Authority
                 Revenue Series A, FSA,
                 5.50%, 08/01/2012
     1,010,000   Millcreek Township School                       1,078,912
                 District, Pennsylvania, FGIC,
                 4.50%, 09/15/2012
     4,840,000   Metropolitan Transportation                     5,541,364
                 Authority, New York Service
                 Series B, MBIA,
                 5.50%, 07/01/2013
     1,000,000   University of California                        1,028,580
                 Revenue Series C, AMBAC,
                 5.00%, 09/01/2013
     2,500,000   Northern Mariana Islands,                       2,743,250
                 Commonwealth of, Series A,
                 ACA, 6.00%, 06/01/2014
     1,195,000   Culver City Redevelopment                       1,377,763
                 Finance Authority, California
                 Tax Allocation, AMBAC,
                 5.50%, 11/01/2014
     8,675,000   Los Angeles Unified School                      9,887,592
                 District, California Election
                 of 1997 Series E, MBIA,
                 5.50%, 07/01/2015
     1,000,000   San Jose Redevelopment Agency,                  1,203,920
                 California Tax Allocation,
                 Merged Area Redevelopment
                 Project, MBIA, 6.00%, 08/01/2015


                          Schedule of Investments--Municipal Bond Portfolios  41

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$    2,380,000   Antioch Public Finance                    $     2,657,556
                 Authority, California Lease
                 Revenue, Municipal Facilities
                 Project Series B, MBIA,
                 5.50%, 01/01/2016
     1,430,000   San Mateo County                                1,647,746
                 Transportation District,
                 California Series A, MBIA,
                 5.50%, 06/01/2016
     5,225,000   California State Public Works                   5,902,526
                 Board Lease Revenue,
                 Department of Health Services
                 Series A, MBIA, 5.75%, 11/01/2016
     2,685,000   Northern California Power                       2,832,541
                 Agency Public Power Revenue,
                 Hydroelectric Project No. 1
                 Series A, MBIA, 5.00%, 07/01/2017
     1,000,000   California Special Districts                    1,156,400
                 Association Finance Corp.,
                 Certificates of Participation
                 Series Z, FSA, 5.50%, 08/01/2017
     1,460,000   Santa Fe Springs, California                    1,608,365
                 Community Development
                 Commission, Refunding Series A,
                 MBIA, 5.375%, 09/01/2017
     3,130,000   Long Beach Bond Finance                         3,316,642
                 Authority, California Lease
                 Revenue, Civic Center Project
                 Series A, MBIA, 5.00%, 10/01/2017
     7,495,000   San Bernardino County,                          8,276,129
                 California Certificates of
                 Participation, West Valley
                 Detention Center, Refunding
                 Series A, MBIA, 5.25%, 11/01/2017
     1,210,000   Culver City, California                         1,356,325
                 Redevelopment Agency, Tax
                 Allocation Redevelopment
                 Project A, MBIA, 5.50%, 11/01/2017
     6,390,000   Santa Clara County Financing                    6,791,036
                 Authority, California Lease
                 Revenue Series A, AMBAC,
                 5.00%, 11/15/2017
     5,930,000   Sacramento, City Financing                      6,609,341
                 Authority, California Revenue
                 Capital Improvement Series A,
                 AMBAC, 5.50%, 12/01/2017
     2,420,000   San Francisco City & County                     2,512,371
                 Airport Commission, California
                 International Airport Revenue
                 Second Series 15A, FSA, AMT,
                 5.00%, 05/01/2018
     2,000,000   Los Angeles Department of                       2,166,680
                 Water & Power, California
                 Power System Series A, FSA,
                 5.25%, 07/01/2018
     5,000,000   Los Angeles Department of                       5,482,150
                 Water & Power, California
                 Power System Series A, MBIA,
                 5.375%, 07/01/2018
     2,000,000   Los Altos School District,                      2,128,700
                 California Series B, MBIA,
                 5.00%, 08/01/2018
     1,000,000   Los Angeles Convention &                        1,030,800
                 Exhibition Center Authority,
                 California Lease Revenue
                 Series A, MBIA, 5.375%, 08/15/2018
     2,075,000   Anaheim Public Financing                        2,183,689
                 Authority, California Electric
                 System Revenue, Distribution
                 Facilities, MBIA, 5.00%, 10/01/2018
     1,500,000   Imperial Irrigation District,                   1,582,410
                 California Electric System
                 Revenue, MBIA, 5.00%, 11/01/2018
     1,000,000   Culver City, California                         1,114,300
                 Redevelopment Agency, Tax
                 Allocation Redevelopment
                 Project A, MBIA, 5.50%, 11/01/2018
     5,000,000   California State Department of                  5,434,650
                 Water Resources, Water Systems
                 Series Y, FGIC, 5.25%, 12/01/2018
     1,440,000   Sacramento City Financing                       1,586,376
                 Authority, California Revenue,
                 City Hall and Redevelopment
                 Projects, Series A, FSA,
                 5.375%, 12/01/2018
     3,765,000   Los Angeles, California                         4,044,363
                 Sanitation Equipment Charge
                 Revenue Series A, FSA,
                 5.25%, 02/01/2019
     5,035,000   Anaheim Union High School                       5,495,501
                 District, California Series A,
                 FSA, 5.375%, 08/01/2019
     1,000,000   Antelope Valley Union High                      1,098,260
                 School District, California
                 Series A, MBIA, 5.375%, 08/01/2019
     1,185,000   Tahoe-Truckee Unified School                    1,361,079
                 District, California, MBIA,
                 5.50%, 08/01/2019
     1,000,000   Long Beach Bond Finance                         1,079,610
                 Authority, California Lease
                 Revenue, Public Safety
                 Facilities Projects, AMBAC,
                 5.25%, 11/01/2019
     2,815,000   Los Angeles County, California                  3,138,106
                 Certificates of Participation,
                 Antelope Valley Courthouse
                 Series A, AMBAC, 5.75%, 11/01/2019
     2,630,000   California State Public Works                   2,853,787
                 Board Lease Revenue,
                 Department of Corrections,
                 State Prison Series A, AMBAC,
                 5.00%, 12/01/2019


42  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$    5,000,000   California State Department of            $     5,395,950
                 Water Resources, Water Systems
                 Series Y, FGIC, 5.25%, 12/01/2019
     4,525,000   Los Angeles, California                         4,817,179
                 Sanitation Equipment Charge
                 Revenue Series A, FSA,
                 5.25%, 02/01/2020
     2,050,000   Pasadena Unified School                         2,142,271
                 District, California Series B,
                 FGIC, 5.00%, 07/01/2020
     6,185,000   Los Angeles Department of                       6,722,538
                 Water & Power, California
                 Power System Series A, MBIA,
                 5.375%, 07/01/2020
     3,475,000   Ventura County Community                        3,655,179
                 College District, California
                 Series A, MBIA, 5.00%, 08/01/2020
     6,340,000   University of California                        6,713,109
                 Multi-Purpose Projects,
                 Revenue Series E, MBIA,
                 5.125%, 09/01/2020
     1,000,000   Fontana Public Financing                        1,075,260
                 Authority, California Tax
                 Allocation Revenue, North
                 Fontana Redevelopment Project
                 Series A, FSA, 5.25%, 09/01/2020
     1,000,000   San Mateo County Community                      1,084,860
                 College District, California
                 2001 Election Series A, FGIC,
                 5.375%, 09/01/2020
     2,075,000   Walnut, California Public                       2,265,443
                 Financing Tax Allocation
                 Revenue, AMBAC,
                 5.375%, 09/01/2020
     1,100,000   Mammoth Unified School                            437,063
                 District, California Capital
                 Appreciation, MBIA,
                 0.00%, 08/01/2021
     1,800,000   San Francisco City & County                     1,876,410
                 Public Utilities Commission,
                 California Waterworks Revenue
                 Series A, FSA, 5.00%, 11/01/2021
     1,050,000   Long Beach Bond Finance                         1,119,101
                 Authority, California Lease
                 Revenue, Public Safety
                 Facilities Projects, AMBAC,
                 5.25%, 11/01/2021
     1,000,000   Sacramento County Sanitation                    1,138,960
                 District Financing Authority,
                 California Revenue, FSA,
                 5.50%, 12/01/2021
     1,000,000   Mammoth Unified School                            370,760
                 District, California Capital
                 Appreciation, MBIA,
                 0.00%, 08/01/2022
     1,350,000   Anaheim Union High School                       1,398,789
                 District, California Series A,
                 FSA, 5.00%, 08/01/2022
     3,050,000   California State University                     3,206,770
                 Headquarters Building
                 Authority Lease Revenue Series B,
                 MBIA, 5.25%, 09/01/2022
     1,715,000   Long Beach Bond Finance                         1,818,243
                 Authority, California Lease
                 Revenue, Public Safety
                 Facilities Projects, AMBAC,
                 5.25%, 11/01/2022
     1,700,000   San Diego Unified School                        1,763,376
                 District, California Series C,
                 FSA, 5.00%, 07/01/2023
     7,600,000   California State Department of                  7,819,184
                 Water Resources, Central
                 Valley Project, Water Systems
                 Series AA, FGIC, 5.00%, 12/01/2023
     3,450,000   San Francisco City & County                     3,532,421
                 Airport Commission, California
                 International Airport Revenue
                 Second Series 16B, FSA,
                 5.00%, 05/01/2024
     2,320,000   Azusa Unified School District,                  2,380,297
                 California FSA, 5.00%, 07/01/2024
     1,000,000   California State, MBIA,                         1,021,460
                 5.00%, 08/01/2024
     1,230,000   Gateway Unified School                          1,264,907
                 District, California, MBIA,
                 5.00%, 08/01/2024
     5,200,000   William S. Hart Union High                      5,219,760
                 School District, California
                 Certificates of Participation,
                 School Facility Bridge Funding
                 Program, FSA, 2.40%, 01/15/2025
     9,995,000   Los Angeles Community College                  10,205,894
                 District, California Series A,
                 MBIA, 5.00%, 06/01/2026
     1,000,000   San Diego Public Facilities                     1,023,140
                 Financing Authority,
                 California Water Revenue,
                 MBIA, 5.00%, 08/01/2026
     7,525,000   Long Beach, California Harbor                   7,746,009
                 Revenue Series A, MBIA,
                 4.00%, 05/15/2027
     4,125,000   Long Beach, California Harbor                   4,244,460
                 Revenue Series B, MBIA,
                 4.00%, 05/15/2027
       745,000   California Housing Finance                        748,904
                 Agency, Home Mortgage Revenue
                 Series I, MBIA, AMT,
                 4.95%, 08/01/2028
     5,030,000   California Housing Finance                      1,441,648
                 Agency, Home Mortgage Revenue
                 Series B, AMT, MBIA,
                 0.00%, 08/01/2029


                           Schedule of Investments--Municipal Bond Portfolio  43

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$    1,060,000   California Housing Finance                $     1,077,607
                 Agency, Home Mortgage Revenue
                 Series N, AMT, FSA,
                 5.25%, 08/01/2029
     7,000,000   William S. Hart Union High                      7,026,600
                 School District, California
                 Certificates of Participation,
                 School Facility Bridge Funding
                 Program, FSA, 2.40%, 01/15/2036
     2,245,000   San Jose Financing Authority,                   2,457,130
                 California Lease Revenue,
                 Civic Center Project Series C,
                 AMBAC, 5.00%, 06/01/2039
                                                           ---------------
Total Insured (Cost $363,137,442)                              382,810,948
                                                           ---------------
==========================================================================
TAX SUPPORTED:                                                      13.52%
--------------------------------------------------------------------------
State General Obligations: 5.30%
     2,505,000   Wisconsin State Series A,                       2,513,166
                 5.25%, 05/01/2003
     2,100,000   Illinois State Series 1,                        2,160,249
                 5.50%, 12/01/2003
     2,890,000   California State,                               3,074,469
                 6.10%, 09/01/2004
     1,535,000   Illinois State Series 1,                        1,640,577
                 5.50%, 12/01/2004
     2,500,000   California State,                               2,762,750
                 6.20%, 09/01/2005
     1,870,000   California State,                               1,959,872
                 5.25%, 09/01/2018
     7,045,000   California State,                               7,307,145
                 5.25%, 09/01/2020
    13,060,000   California State,                              13,604,994
                 5.25%, 10/01/2020
     3,965,000   California State,                               3,982,446
                 5.00%, 10/01/2023
                                                           ---------------
Total State General Obligations
(Cost $37,993,016)                                              39,005,668
                                                           ---------------
Local General Obligations: 3.10%
     1,000,000   Mecklenburg County, North                       1,024,320
                 Carolina Public Improvement
                 Series D, 4.00%, 02/01/2004
     2,000,000   Dallas, Texas, Equipment                        2,108,040
                 Acquisition Contractual
                 Obligation, 5.25%, 08/15/2004
     1,000,000   Los Angeles Unified School                      1,114,140
                 District, California Series A,
                 MBIA, 5.00%, 07/01/2011
     2,480,000   Los Angeles, California Series A,               2,571,983
                 5.25%, 09/01/2011
     2,425,000   Los Angeles Unified School                      2,601,128
                 District, California Election
                 of 1997 Series F, FSA,
                 4.50%, 07/01/2012
     1,900,000   Los Angeles Unified School                      2,149,356
                 District, California Series A,
                 MBIA, 5.25%, 07/01/2012
     1,145,000   Los Gatos-Saratoga Joint Union                  1,282,068
                 High School District,
                 California Election of 1998
                 Series B, 5.75%, 12/01/2019
     1,340,000   Los Angeles Unified School                      1,442,188
                 District, California Series A,
                 FSA, 5.25%, 07/01/2020
     2,210,000   Salinas Union High School                       2,372,303
                 District, California Series A,
                 FGIC, 5.25%, 10/01/2020
                 (Note C, p. 48)
     1,325,000   Los Gatos-Saratoga Joint Union                  1,475,268
                 High School District,
                 California Election of 1998
                 Series B, 5.75%, 12/01/2020
     2,420,000   Salinas Union High School                       2,580,930
                 District, California Series A,
                 FGIC, 5.25%, 10/01/2021
                 (Note C, p. 48)
     2,000,000   San Diego Unified School                        2,099,180
                 District, California Capital
                 Appreciation, Election of 1998
                 Series D, FGIC, 5.25%, 07/01/2025
                                                           ---------------
Total Local General Obligations
(Cost $22,389,645)                                              22,820,904
                                                           ---------------
Tax Lease: 1.74%
     1,230,000   Los Angeles County, California                  1,241,747
                 Capital Asset Leasing Corp.,
                 Lease Revenue Series A,
                 3.00%, 12/01/2003
     1,000,000   California State Public Works                   1,024,310
                 Department of Corrections, Del
                 Norte Board Lease Revenue
                 Series C, 4.70%, 12/01/2003
     3,360,000   Los Angeles County, California                  3,408,418
                 Capital Asset Leasing Corp.,
                 Lease Revenue Series A,
                 3.00%, 06/01/2004
     1,060,000   Puerto Rico Urban Renewal &                     1,070,600
                 Housing Corp., 7.875%, 10/01/2004
     1,010,000   Gilroy Unified School                           1,054,975
                 District, California Certificates of
                 Participation, 5.85%, 07/01/2008
     2,590,000   Taft Public Financing                           2,857,469
                 Authority, California Lease
                 Revenue, Community
                 Correctional Facility Project A,
                 5.95%, 01/01/2011
     2,000,000   Sacramento Finance Authority,                   2,186,300
                 California Lease Revenue
                 Series B, 5.40%, 11/01/2020
                                                           ---------------
Total Tax Lease (Cost $12,122,439)                              12,843,819
                                                           ---------------


44  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
Special Tax: 3.38%
$      215,000   Vacaville, California                     $       215,959
                 Improvement Bond Act 1915,
                 Refunding & Improvement
                 Consolidated Reassessment
                 Series A, 3.00%, 09/02/2003
     1,800,000   Westchester Community                           1,800,072
                 Development District No. 1,
                 Florida Bond Anticipation
                 Notes, 5.50%, 01/01/2004
     3,080,000   Orange County Local                             3,159,495
                 Transportation Authority,
                 California Sales Tax Revenue,
                 Refunding First Senior Measure
                 M Series A, 4.00%, 02/15/2004
     1,150,000   New Jersey State                                1,204,590
                 Transportation Trust Fund
                 Authority, Transportation
                 Systems Series A,
                 5.25%, 06/15/2004
       370,000   Vacaville, California                             371,314
                 Improvement Bond Act 1915,
                 Refunding & Improvement
                 Consolidated Reassessment
                 Series A, 3.40%, 09/02/2004
       200,000   Chula Vista, California                           201,064
                 Community Facilities District
                 Special Tax, No. 06-1 Eastlake
                 Woods Area Series A,
                 2.90%, 09/01/2005
       655,000   Vacaville, California                             664,937
                 Improvement Bond Act 1915,
                 Refunding & Improvement
                 Consolidated Reassessment
                 Series A, 3.95%, 09/02/2005
       515,000   Contra Costa County,                              539,864
                 California Improvement Bond
                 Act 1915, 5.45%, 09/02/2005
       200,000   Etiwanda School District,                         203,492
                 California Refunding Community
                 Facilities District No. 3,
                 3.90%, 08/01/2006
       500,000   Chula Vista, California                           503,345
                 Community Facilities District
                 Special Tax, No. 06-1 Eastlake
                 Woods Area Series A,
                 3.60%, 09/01/2006
       670,000   Vacaville, California                             684,284
                 Improvement Bond Act 1915,
                 Refunding & Improvement
                 Consolidated Reassessment
                 Series A, 4.25%, 09/02/2006
       280,000   Salinas Public Financing                          289,680
                 Authority, California Revenue
                 Refunding Assessment Districts,
                 Refinancing Subordinated Series B,
                 4.75%, 09/02/2006
     1,665,000   North Las Vegas, Nevada                         1,670,012
                 Special Improvement District
                 No. 60 Aliante, 3.90%, 12/01/2006
       350,000   Etiwanda School District,                         357,476
                 California Refunding Community
                 Facilities District No. 3,
                 4.25%, 08/01/2007
     1,000,000   Vizcaya Community Development                     996,010
                 District, Florida Special
                 Assessment Series B,
                 5.40%, 11/01/2007
     1,075,000   Pomona Public Financing                         1,125,933
                 Authority, California Revenue,
                 Southwest Pomona Redevelopment
                 Series L, 5.50%, 02/01/2008
       480,000   Etiwanda School District,                         491,390
                 California Refunding Community
                 Facilities District No. 3,
                 4.50%, 08/01/2008
       565,000   Chula Vista, California                           569,057
                 Community Facilities District
                 Special Tax, No. 06-1 Eastlake
                 Woods Area Series A,
                 4.25%, 09/01/2008
       380,000   Salinas Public Financing                          391,499
                 Authority, California Revenue,
                 Refunding Assessment
                 Districts, Refinancing
                 Subordinated Series B,
                 4.75%, 09/02/2008
     2,250,000   Seven Oaks Community                            2,231,707
                 Development District II,
                 Florida Special Assessment
                 Revenue Series B,
                 5.30%, 11/01/2008
       495,000   Etiwanda School District,                         503,841
                 California Refunding Community
                 Facilities District No. 3,
                 4.70%, 08/01/2009
       680,000   Chula Vista, California                           684,855
                 Community Facilities District
                 Special Tax, No. 06-1 Eastlake
                 Woods Area Series A,
                 4.60%, 09/01/2009
       305,000   Salinas Public Financing                          313,574
                 Authority, California Revenue,
                 Refunding Assessment Districts,
                 Refinancing Subordinated Series B,
                 5.00%, 09/02/2009
     1,500,000   Gateway Services, Community                     1,485,225
                 Development District, Florida
                 Special Assessment, Sun City
                 Center, Fort Meyers Project
                 Series B, 5.50%, 05/01/2010


                          Schedule of Investments--Municipal Bond Portfolios  45

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$      470,000   Etiwanda School District,                 $       477,924
                 California Refunding Community
                 Facilities District No. 3,
                 4.80%, 08/01/2010
       310,000   Salinas Public Financing                          318,255
                 Authority, California Revenue,
                 Refunding Assessment Districts,
                 Refinancing Subordinated Series B,
                 5.25%, 09/02/2011
     2,235,000   Venetian Community Development                  2,252,008
                 District, Florida Capital
                 Improvement Revenue Series B,
                 5.95%, 05/01/2012
     1,175,000   Beacon Tradeport Community                      1,203,834
                 Development District, Florida
                 Industrial Project Series B,
                 7.125%, 05/01/2022
                                                           ---------------
Total Special Tax (Cost $24,659,129)                            24,910,696
                                                           ---------------
Total Tax Supported (Cost $97,164,229)                          99,581,087
                                                           ---------------
==========================================================================
REVENUE:                                                            24.34%
--------------------------------------------------------------------------
Airport Revenue: 0.08%
       500,000   Denver City & County, Colorado                    611,235
                 Airport Revenue Series D, AMT,
                 7.75%, 11/15/2013
                                                           ---------------
Total Airport Revenue (Cost $489,415)                              611,235
                                                           ---------------
Electric Revenue: 6.16%
     3,640,000   Los Angeles Department of                       3,759,246
                 Water & Power, California
                 Electric Plant Revenue,
                 Unrefunded, 9.00%, 09/01/2003
    19,000,000   California State Department of                 21,228,890
                 Water Resources, Power Supply
                 Revenue Series A, 5.50%, 05/01/2009
    14,865,000   California State Department of                 16,680,909
                 Water Resources, Power Supply
                 Revenue Series A, 5.25%, 05/01/2010
     3,580,000   North Carolina Eastern                          3,714,930
                 Municipal Power Agency, Power
                 Systems Revenue, Refunding
                 Series C, 5.30%, 01/01/2015
                 (Note C, p. 48)
                                                           ---------------
Total Electric Revenue (Cost $44,182,810)                       45,383,975
                                                           ---------------
Health Care Revenue: 0.93%
     1,185,000   ABAG Finance Authority for                      1,242,141
                 Nonprofit Corp., California
                 Revenue, San Diego Hospital
                 Associates Series A,
                 6.00%, 08/15/2004
     2,000,000   California Statewide                            2,061,660
                 Communities Development
                 Authority Revenue, Kaiser
                 Permanente Series C,
                 3.70%, 11/01/2029
     3,420,000   California Statewide                            3,558,681
                 Communities Development
                 Authority Revenue, Kaiser
                 Permanente Series C,
                 3.85%, 08/01/2031
                                                           ---------------
Total Health Care Revenue (Cost $6,620,863)                      6,862,482
                                                           ---------------
Higher Education Revenue: 1.36%
     2,105,000   California Educational                          2,286,114
                 Facilities Authority Revenue,
                 University of The Pacific,
                 5.50%, 11/01/2018
     7,575,000   CSUCI Financing Authority                       7,745,817
                 Revenue, California Rental
                 Housing, 3.375%, 08/01/2031
                                                           ---------------
Total Higher Education Revenue
(Cost $9,758,917)                                               10,031,931
                                                           ---------------
Tobacco Revenue: 2.02%
        75,000   Children's Trust Fund, Puerto                      84,339
                 Rico, Tobacco Settlement
                 Revenue, 5.75%, 07/01/2020
     2,705,000   Tobacco Securitization                          2,712,493
                 Authority of Northern
                 California, Tobacco Settlement
                 Asset-Backed Bonds Series B,
                 Sacramento County Tobacco
                 Securitization Corp.,
                 4.375%, 06/01/2021
     3,060,000   California Counties, Tobacco                    2,982,368
                 Securitization Agency, Fresno
                 County Tobacco Funding Corp.,
                 5.625%, 06/01/2023
     8,395,000   Tobacco Securitization                          8,179,080
                 Authority of Southern
                 California Tobacco Settlement
                 Asset-Backed Bonds Series A,
                 San Diego County Tobacco
                 Securitization Corp.,
                 5.25%, 06/01/2027
     1,000,000   Badger Tobacco Asset                              938,330
                 Securitization Corp.,
                 Wisconsin Tobacco Settlement
                 Asset-Backed Bonds,
                 6.125%, 06/01/2027
                                                           ---------------
Total Tobacco Revenue (Cost $15,172,494)                        14,896,610
                                                           ---------------


46  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
Toll Revenue: 0.43%
$    3,135,000   Florida State Turnpike                    $     3,165,096
                 Authority Revenue, Department
                 of Transportation Series B,
                 5.00%, 07/01/2003
                                                           ---------------
Total Toll Revenue (Cost $3,138,918)                             3,165,096
                                                           ---------------
Water/Sewer Revenue: 3.50%
     1,800,000   Florida Water Pollution                         1,855,296
                 Control Financing Corp.
                 Revenue, Water Pollution
                 Control, 5.00%, 01/15/2004
     2,500,000   Metropolitan Water District of                  2,573,725
                 Southern California,
                 Waterworks Revenue Series A,
                 5.50%, 07/01/2008
     2,420,000   Los Angeles County Sanitation                   2,511,355
                 District Financing Authority,
                 California Series A,
                 5.25%, 10/01/2008
     1,000,000   Orange County Water District,                   1,033,490
                 California Certificates of
                 Participation Series A,
                 5.50%, 08/15/2010
     4,390,000   New York State Environmental                    4,878,387
                 Facilities Corp., Clean Water
                 & Drinking, New York City
                 Municipal Water Project Series J,
                 5.00%, 06/15/2012
     2,460,000   San Francisco City & County                     2,618,178
                 Public Utilities Commission,
                 California Waterworks Revenue
                 Series A, 5.00%, 11/01/2012
     2,285,000   California State Department of                  2,416,045
                 Water Resources, Water System
                 Revenue Series O,
                 5.00%, 12/01/2015
     5,000,000   Sacramento County Sanitation                    5,474,950
                 District Financing Authority,
                 California Revenue Series A,
                 5.60%, 12/01/2016
     2,045,000   Metropolitan Water District of                  2,374,613
                 Southern California,
                 Waterworks Revenue Series A,
                 5.75%, 07/01/2021
                                                           ---------------
Total Water/Sewer Revenue (Cost $24,200,207)                    25,736,039
                                                           ---------------
Miscellaneous Revenue: 7.29%
    13,750,000   California Revenue                             13,787,675
                 Anticipation Notes Series 2003A,
                 2.50%, 06/20/2003
    15,770,000   Santa Clara Valley                             15,975,956
                 Transportation Authority
                 Revenue, California Bond &
                 Grant Anticipation Notes,
                 3.00%, 12/04/2003
       499,649   Koch Fixed-Rate Trust, Various                    501,533
                 States Class A1,
                 4.70%, 10/06/2003
     1,850,000   Ohio State Revenue, Major New                   1,933,028
                 State Infrastructure-1,
                 5.00%, 06/15/2004
     6,485,000   Los Angeles, California Harbor                  7,180,451
                 Department Revenue Series B,
                 AMT, 5.75%, 08/01/2009
     8,850,000   Los Angeles County Public                       9,859,519
                 Works Financing Authority,
                 California Refunding Flood
                 Control District Series A,
                 5.00%, 03/01/2010
     2,170,000   Los Angeles County                              2,428,122
                 Metropolitan Transportation
                 Authority, California Sales
                 Tax Revenue, Refunding
                 Proposition C Second Senior
                 Series A, MBIA, 5.00%, 07/01/2010
                 (Note C, p. 48)
     2,000,000   Oakland, Joint Powers                           2,046,640
                 Financing Authority,
                 California Revenue, California
                 Fruitvale Transit Village
                 Series A, 3.125%, 07/01/2033
                                                           ---------------
Total Miscellaneous Revenue (Cost $52,908,878)                  53,712,924
                                                           ---------------
Industrial Development/Pollution Control
Revenue: 2.57%
     3,235,000   Louisa, Virginia Industrial                     3,417,228
                 Development Authority,
                 Pollution Control Revenue,
                 Virginia Electric & Power Co.,
                 5.25%, 12/01/2008
     2,750,000   California Statewide                            2,797,823
                 Communities Development
                 Authority Solid Waste Revenue,
                 4.95%, 04/01/2011
     3,050,000   Pope County, Arkansas Revenue,                  3,118,655
                 Refunding Entergy Arkansas Inc.
                 Project, 5.05%, 09/01/2028
     3,565,000   Matagorda County Navigation                     3,576,051
                 District No. 1, Texas
                 Pollution Control Revenue,
                 Refunding Central Power &
                 Light Co. Series A,
                 3.75%, 05/01/2030
     1,000,000   Maricopa County Industrial                      1,025,480
                 Development Authority, Arizona
                 Solid Waste Disposal Revenue,
                 Waste Management Inc. Project,
                 4.80%, 12/01/2031


                          Schedule of Investments--Municipal Bond Portfolios  47

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$    5,000,000   Brazos River Authority, Texas             $     4,998,900
                 Pollution Control Revenue,
                 Refunding TXU Electric Co.
                 Project Series D, 4.25%, 05/01/2033
                                                           ---------------
Total Industrial Development/Pollution Control
Revenue (Cost $18,627,660)                                      18,934,137
                                                           ---------------
Total Revenue (Cost $175,100,162)                              179,334,429
                                                           ---------------
==========================================================================
ASSET-BACKED SECURITIES:                                             3.16%
--------------------------------------------------------------------------
Housing: 3.16%
     1,050,000   San Jose, California                            1,065,236
                 Multifamily Housing Revenue,
                 El Parador Apartments Project
                 Series C, AMT, 4.90%, 01/01/2016
     3,325,000   Munimae Trust, Series 2001-1                    3,462,190
                 Class A, 4.35%, 10/26/2016
     3,875,000   Munimae Trust, Series 2001-2                    4,034,882
                 Class A, 4.35%, 10/26/2016
     1,285,000   California Rural Home Mortgage                  1,384,163
                 Finance Authority,
                 Single-Family Mortgage
                 Revenue, Mortgage-Backed
                 Securities Program Series A,
                 GNMA/FNMA, 6.55%, 06/01/2030
    13,235,000   California Statewide                           13,352,262
                 Communities Development
                 Authority, Fountains Seacliff
                 Apartments, 2.10%, 10/15/2035
                                                           ---------------
Total Housing (Cost $22,860,711)                                23,298,733
                                                           ---------------
Total Asset-Backed Securities (Cost $22,860,711)                23,298,733
                                                           ---------------
==========================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------
Total Investments (Cost $709,684,325)           100.22%    $   738,350,212
(Note D, below)
Cash and Other Assets, Less Liabilities          (0.22)         (1,617,358)
                                               -------     ---------------
Net Assets                                      100.00%    $   736,732,854
                                               =======     ===============
==========================================================================
SHORT FUTURES CONTRACT
--------------------------------------------------------------------------
                                                             Unrealized
Contracts       Description                   Value         Appreciation
--------------------------------------------------------------------------
240            Interest Rate               $27,157,500     $       273,844
               Swap 10 Yr. Future
               June 2003
                                                           ---------------
Total Short Futures Contract                               $       273,844
                                                           ===============
--------------------------------------------------------------------------

(A) Represents entire or partial position segregated as collateral for initial margin requirement on open futures contracts.
(B) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(C)   When-issued security
(D) At March 31, 2003, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $29,431,433 and gross unrealized depreciation of investments was $765,546, resulting in net unrealized appreciation of $28,665,887.

      Explanation of abbreviations:
      ACA-American Capital Access
      AMBAC-American Municipal Bond Assurance Corporation
      AMT-Subject to Alternative Minimum Tax
      FGIC-Financial Guaranty Insurance Company
      FNMA-Federal National Mortgage Association
      FSA-Financial Security Assurance, Inc.
      GNMA-Government National Mortgage Association
      MBIA-Municipal Bond Investors Assurance Corporation

See Notes to Financial Statements.


48  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                          New York Municipal Portfolio
                           March 31, 2003 (Unaudited)

==========================================================================
Principal Amount            Description                      Market Value*
==========================================================================
TAX-EXEMPT VARIABLE-RATE DEMAND NOTES:                               1.17%
--------------------------------------------------------------------------
$    2,345,000   New York State Job Development            $     2,345,000
                 Authority, 1.15%, 03/01/2007
     2,300,000   New York City, New York                         2,300,000
                 Subseries A-5, 1.15%, 08/01/2016
       300,000   New York City, New York                           300,000
                 Subseries E5, 1.20%, 08/01/2016
     1,600,000   New York City, New York                         1,600,000
                 Subseries E5, 1.15%, 08/01/2018
     1,200,000   Port Authority of New York &                    1,200,000
                 New Jersey, Special Obligation
                 Revenue Versatile Structure
                 Obligation Series 3,
                 1.15%, 06/01/2020
     2,000,000   New York City Transitional                      2,000,000
                 Finance Authority, New York
                 City Recovery, Series
                 3-Subseries 3E,
                 1.20%, 11/01/2022
     1,800,000   New York City Municipal Water                   1,800,000
                 Finance Authority, New York
                 Water & Sewer System Revenue
                 Series C, 1.15%, 06/15/2023
     1,100,000   New York City Transitional                      1,100,000
                 Finance Authority, New York
                 Future Tax Secured Series B,
                 1.15%, 02/01/2031
                                                           ---------------
Total Tax-Exempt Variable-Rate Demand Notes
(Cost $12,645,000)                                              12,645,000
                                                           ---------------
==========================================================================
U.S. TREASURY NOTE: 0.23%
--------------------------------------------------------------------------
     2,500,000   U. S. Treasury Note,                            2,510,450
                 3.875%, 02/15/2013
                                                           ---------------
Total U.S. Treasury Note (Cost $2,544,022)                       2,510,450
                                                           ---------------
==========================================================================
PREREFUNDED/ESCROWED:                                               10.44%
--------------------------------------------------------------------------
     1,640,000   Metropolitan Transportation                     1,882,146
                 Authority, New York
                 Transportation Facilities
                 Revenue Series K, MBIA-IBC,
                 6.30%, 07/01/2006,
                 Prerefunded 06/01/2001 @ 101.50
     1,600,000   New York City, New York Series B,               1,617,520
                 AMBAC, 8.25%, 06/01/2017,
                 Prerefunded 06/01/2001 @ 101.50
     7,025,000   New York City Transitional                      7,254,788
                 Finance Authority, Revenue
                 Future Tax Secured Series C,
                 5.00%, 02/01/2004,
                 (Note A, p. 61)
                 Escrowed to Maturity
       240,000   New York State Medical Care                       244,423
                 Facilities Finance Agency,
                 Hospital & Nursing Home
                 Insured Mortgage, FHA,
                 6.125%, 02/15/2014,
                 Prerefunded 02/15/2004 @ 102
     1,740,000   New York State Local                            1,840,624
                 Government Assistance Corp.,
                 Series D, 5.375%, 04/01/2014,
                 Prerefunded 04/01/2004 @ 101.50
     1,140,000   New York State Environmental                    1,233,902
                 Facilities Corp., Pollution
                 Control Revenue, State Water
                 Revolving Fund Series E,
                 6.70%, 06/15/2010,
                 Prerefunded 06/15/2004 @ 101.50
     1,050,000   New York State Medical Care                     1,142,852
                 Facilities Finance Authority,
                 Mental Health Services, MBIA,
                 6.15%, 02/15/2015,
                 Prerefunded 08/15/2004 @ 102
     2,800,000   New York State Thruway                          3,069,416
                 Authority, General Revenue
                 Series C, 5.75%, 01/01/2009,
                 Prerefunded 01/01/2005 @ 102
                 1,050,000 New York State Medical Care           1,138,494
                 Facilities Finance Authority,
                 Hospital & Nursing Home
                 Insured Mortgage, FHA,
                 5.875%, 02/15/2005,
                 Escrowed to Maturity
     1,925,000   New York State Local                            2,136,711
                 Government Assistance Corp.,
                 Series A, 5.90%, 04/01/2012,
                 Prerefunded 04/01/2005 @ 102
     3,800,000   New York State Environmental                    4,182,774
                 Facilities Corp., Pollution
                 Control Revenue, State
                 Revolving Fund, New York City
                 Municipal Water Finance
                 Authority Series 95-B,
                 5.50%, 06/15/2010,
                 Prerefunded 06/15/2005 @ 101
     1,165,000   MTA, New York Transit                           1,267,998
                 Facilities Service Contract,
                 5.30%, 07/01/2005,
                 Escrowed to Maturity
     1,560,000   MTA, New York Transit                           1,694,472
                 Facilities Revenue Series M,
                 AMBAC, 5.20%, 07/01/2005,
                 Escrowed to Maturity

*See Note 1, page 33 in Notes to Financial Statements.


                          Schedule of Investments--Municipal Bond Portfolios  49

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$      900,000   New York City, New York Series B,         $     1,013,481
                 6.30%, 08/15/2008,
                 Prerefunded 08/15/2005 @ 101
                 (Note B, p. 61)
       725,000   Triborough Bridge & Tunnel                        806,215
                 Authority, New York Toll
                 Revenue, Series Y,
                 5.80%, 01/01/2006,
                 Escrowed to Maturity
     1,645,000   MTA, New York Transit                           1,841,265
                 Facilities Service Contract,
                 5.40%, 07/01/2006,
                 Escrowed to Maturity
     1,885,000   New York State Environmental                    2,182,283
                 Facilities Corp., Pollution
                 Control Revenue, State
                 Revolving Fund, New York City
                 Municipal Water Finance
                 Authority Series 97-D,
                 6.00%, 06/15/2007,
                 Escrowed to Maturity
     1,250,000   MTA, New York Transit                           1,421,338
                 Facilities Service Contract,
                 5.45%, 07/01/2007,
                 Escrowed to Maturity
     2,220,000   New York State Power Authority                  2,560,104
                 Revenue Series W,
                 6.50%, 01/01/2008,
                 Escrowed to Maturity
         5,000   New York State Dormitory                            5,921
                 Authority, Mental Health
                 Services Series B,
                 6.50%, 02/15/2008,
                 Escrowed to Maturity
       315,000   New York City Transitional                        356,558
                 Finance Authority, Revenue,
                 Prerefunded Future Tax Secured
                 Series C, 5.00%, 05/01/2026,
                 Prerefunded 05/01/2008 @ 101
       185,000   New York State Environmental                      214,350
                 Facilities Corp., Clean Water
                 & Drinking Prerefunded
                 Revolving Funds, Series D,
                 5.15%, 10/15/2019,
                 Prerefunded 10/15/2008 @ 102
     2,330,000   New York State Urban                            2,657,388
                 Development Corp.,
                 Correctional Facilities Series B,
                 AMBAC, 5.25%, 01/01/2016,
                 Prerefunded 01/01/2009 @ 101
     1,800,000   Onondaga County, New York                       2,091,618
                 Economically Defeased,
                 5.70%, 04/01/2009,
                 Escrowed to Maturity
     1,830,000   Onondaga County, New York                       2,137,806
                 Economically Defeased,
                 5.70%, 04/01/2011,
                 Escrowed to Maturity
     1,490,000   New York State Environmental                    1,751,480
                 Facilities Corp., Pollution
                 Control Revenue, State
                 Revolving Fund, New York City
                 Municipal Water Finance
                 Authority Prerefunded Series 94-A,
                 5.75%, 06/15/2011,
                 Escrowed to Maturity
     4,770,000   New York State Environmental                    5,607,087
                 Facilities Corp., State Water
                 Revolving Fund, New York City
                 Municipal Water Refunding
                 Series A, 5.75%, 06/15/2011,
                 Escrowed to Maturity
     1,000,000   MTA, New York Transit                           1,117,700
                 Facilities Revenue Series B-1,
                 AMBAC, 5.00%, 07/01/2018,
                 Prerefunded 01/01/2012 @ 100
    14,460,000   Triborough Bridge & Tunnel                     16,417,884
                 Authority, New York Toll
                 Revenue, General Purpose
                 Senior Series,
                 5.50%, 01/01/2012,
                 Escrowed to Maturity
     2,935,000   New York State Medical Care                     3,140,685
                 Facilities Finance Agency,
                 Hospital & Nursing Home
                 Insured Mortgage Series C,
                 6.25%, 08/15/2012,
                 Escrowed to Maturity
     4,670,000   Niagara Falls Bridge                            5,748,303
                 Commission, New York Toll
                 Revenue, 6.30%, 10/01/2012,
                 Escrowed to Maturity
     1,000,000   New York State Dormitory                        1,085,750
                 Authority, North General
                 Hospital, Secured Hospital
                 Program Series G, MBIA,
                 5.20%, 02/15/2016,
                 Escrowed to Maturity
     9,370,000   Triborough Bridge & Tunnel                     10,864,515
                 Authority, New York Toll
                 Revenue Series Y,
                 5.50%, 01/01/2017,
                 Escrowed to Maturity
     2,545,000   New York City Transitional                      2,940,417
                 Finance Authority, Revenue,
                 Future Tax Secured Series B,
                 5.50%, 02/01/2017,
                 Escrowed to Maturity
     1,060,000   Metropolitan Transportation                     1,212,110
                 Authority, New York Transit
                 Facilities, Series C-1,
                 5.25%, 07/01/2017,
                 Escrowed to Maturity


50  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$    8,165,000   Triborough Bridge & Tunnel                $     8,825,222
                 Authority, New York Special
                 Obligation Series A, MBIA,
                 5.125%, 01/01/2018,
                 Escrowed to Maturity
     2,740,000   Massachusetts State                             3,149,520
                 Consolidated Loan Series B,
                 5.50%, 03/01/2018,
                 Escrowed to Maturity
     1,260,000   MTA, New York Commuter,                         1,317,595
                 Facilities Series B, AMBAC,
                 5.00%, 07/01/2020,
                 Escrowed to Maturity
     3,145,000   Tampa Bay Water Florida                         3,688,833
                 Utility Systems Revenue,
                 5.75%, 10/01/2029,
                 Escrowed to Maturity
                                                           ---------------
Total Prerefunded/Escrowed
(Cost $103,948,639)                                            112,861,548
                                                           ---------------
==========================================================================
INSURED:                                                            45.60%
--------------------------------------------------------------------------
     3,000,000   Long Island Power Authority,                    3,000,000
                 New York Electric System
                 Revenue, MBIA-IBC,
                 4.25%, 04/01/2003
     2,480,000   New York State Dormitory                        2,503,733
                 Authority, Revenue, City
                 University Series A, AMBAC,
                 5.00%, 07/01/2003
     1,340,000   New York State Dormitory                        1,365,045
                 Authority, Revenue, City
                 University Series D, FGIC,
                 8.75%, 07/01/2003
     1,530,000   Suffolk County, New York                        1,559,575
                 Public Improvement Series B,
                 FGIC, 5.00%, 10/01/2003
     3,000,000   Brookhaven, New York Public                     3,064,110
                 Improvement, FGIC,
                 4.75%, 11/01/2003
     1,000,000   New York State Thruway                          1,051,200
                 Authority, Highway & Bridge
                 Trust Fund Series A, AMBAC,
                 6.25%, 04/01/2004
     1,000,000   Port Authority of New York &                    1,049,960
                 New Jersey, Consolidated 122nd
                 Series, FSA, 5.25%, 07/15/2004
     3,140,000   New York City, New York Series E,               3,334,021
                 FGIC, 6.00%, 08/01/2004
     5,000,000   New York State Urban                            5,331,200
                 Development Corp.,
                 Correctional Facilities Series A,
                 AMBAC, 5.30%, 01/01/2005
     2,080,000   Suffolk County Industrial                       2,157,813
                 Development Agency, New York
                 Southwest Sewer System
                 Revenue, FGIC,
                 4.80%, 02/01/2005
     2,240,000   New York State Thruway                          2,396,218
                 Authority, Highway & Bridge
                 Trust Fund Series B, AMBAC,
                 5.00%, 04/01/2005
     1,000,000   Nassau County, New York                         1,101,030
                 Series A, FGIC,
                 6.50%, 05/01/2005
     1,890,000   Elmira City New York School                     1,967,981
                 District 3.25%, 06/15/2005
     7,445,000   New York State Dormitory                        8,069,114
                 Authority, Revenue, City
                 University Series A, AMBAC,
                 5.25%, 07/01/2005
     1,000,000   New York State Dormitory                        1,104,660
                 Authority, Revenue, City
                 University Series C, AMBAC,
                 6.25%, 07/01/2005
     8,955,000   Port Authority of New York &                    9,676,325
                 New Jersey, Consolidated
                 122nd Series, FSA,
                 5.25%, 07/15/2005
     2,760,000   Port Authority New York & New                   3,000,396
                 Jersey, Special Obligation
                 Revenue, MBIA, 6.00%, 12/01/2005
     4,000,000   Suffolk County Industrial                       4,153,600
                 Development Agency, New York
                 Southwest Sewer System
                 Revenue, FGIC,
                 4.90%, 02/01/2006
     4,970,000   New York State Dormitory                        5,423,761
                 Authority, Revenue, Refunding
                 Secured Hospital, Brookdale
                 Hospital Series J, FSA Credit,
                 5.125%, 02/15/2006
     1,000,000   Nassau County, New York                         1,029,390
                 General Improvement Series N,
                 FSA, 5.00%, 03/01/2006
     1,200,000   Suffolk County, New York                        1,280,244
                 Public Improvement Series A,
                 MBIA, 4.00%, 04/01/2006
    15,795,000   New York State Thruway                         17,291,102
                 Authority, Highway & Bridge
                 Trust Fund Series B, AMBAC,
                 5.00%, 04/01/2006
     1,710,000   Suffolk County, New York                        1,827,426
                 Public Improvement Series A,
                 MBIA, 4.00%, 05/01/2006
     1,000,000   Attica Central School                           1,044,180
                 District, New York Refunding,
                 FGIC, 3.125%, 06/15/2006


                          Schedule of Investments--Municipal Bond Portfolios  51

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$    1,350,000   Suffolk County, New York                  $     1,467,923
                 Public Improvement Series C,
                 MBIA, 4.50%, 07/15/2006
     3,615,000   New York State Project Finance                  3,727,969
                 Agency, HUD Section 236-
                 Series A, FSA,
                 4.95%, 11/01/2006
     3,550,000   Port Authority New York & New                   3,912,597
                 Jersey Special Obligation
                 Revenue, MBIA, 6.00%, 12/01/2006
     2,025,000   New York State Urban                            2,230,740
                 Development Corp.,
                 Correctional Facilities Series A,
                 AMBAC, 5.00%, 01/01/2007
     2,000,000   Suffolk County, New York,                       2,281,420
                 Southwest Sewer District,
                 MBIA, 6.00%, 02/01/2007
     1,965,000   Longwood Central School                         2,138,961
                 District, New York, FGIC,
                 4.50%, 03/15/2007
    13,420,000   Long Island Power Authority,                   14,854,732
                 New York Electric Systems
                 Revenue General, MBIA,
                 5.00%, 04/01/2007
     3,500,000   New York State Thruway                          3,878,455
                 Authority, Highway & Bridge
                 Trust Fund Series B, AMBAC,
                 5.00%, 04/01/2007
    10,000,000   New York State Thruway                         11,271,600
                 Authority, Highway & Bridge
                 Trust Fund Series C, FGIC,
                 5.50%, 04/01/2007
     4,160,000   New York State Local                            4,761,328
                 Government Assistance Corp.,
                 Refunding Series A, AMBAC,
                 6.00%, 04/01/2007
     2,090,000   Central Square Central School                   2,221,043
                 District, New York Refunding,
                 FGIC, 3.75%, 05/15/2007
     2,000,000   New York State Dormitory                        2,251,920
                 Authority, State University
                 Series B, FGIC,
                 5.375%, 05/15/2007
     5,000,000   New York, New York Series M, AMBAC              5,992,900
                 7.50%, 06/01/2007
     1,350,000   Jordan-Elbridge Central School                  1,449,752
                 District, New York Refunding,
                 FGIC, 4.00%, 06/15/2007
     4,000,000   Westchester County Industrial                   4,234,440
                 Development Agency, New York
                 Resource Recovery Revenue
                 Series A, AMBAC,
                 5.60%, 07/01/2007
     1,000,000   MTA, New York Commuter                          1,159,310
                 Facilities Series A, MBIA,
                 6.00%, 07/01/2007
     2,400,000   MTA, New York Transit                           2,811,456
                 Facilities Series K, MBIA,
                 6.30%, 07/01/2007
     2,305,000   Suffolk County, New York                        2,567,378
                 Public Improvement Series C,
                 MBIA, 5.00%, 07/15/2007
     3,765,000   MTA, New York Revenue,                          4,314,615
                 Refunding Transportation
                 Series E, MBIA,
                 5.50%, 11/15/2007
     1,560,000   New York City Transportation                    1,759,149
                 Authority, Certificates of
                 Participation Series A, AMBAC,
                 5.50%, 01/01/2008
     1,265,000   New York State Urban                            1,428,299
                 Development Corp., Correctional
                 Facilities Series A, AMBAC,
                 5.50%, 01/01/2008
     1,345,000   Babylon, New York Series A,                     1,741,762
                 AMBAC, 9.20%, 01/15/2008
     2,340,000   New York State Dormitory                        2,402,244
                 Authority, Insured Mortgage
                 Hospital, Sound Shore Medical
                 Center, FHA, MBIA,
                 4.35%, 02/01/2008
     1,000,000   New York State Dormitory                        1,110,350
                 Authority, Revenue, Refunding
                 Secured Hospital Brookdale
                 Hospital J, AMBAC, 5.125%, 02/15/2008
     2,060,000   Longwood Central School                         2,245,668
                 District, New York, FGIC,
                 4.50%, 03/15/2008
     2,750,000   New York State Thruway                          3,090,642
                 Authority, Highway & Bridge
                 Trust Fund, Series A, FSA,
                 5.25%, 04/01/2008
     2,030,000   New York State Thruway                          2,283,466
                 Authority, Service Contract
                 Revenue Local Highway
                 & Bridge Series A-2, MBIA,
                 5.25%, 04/01/2008
    10,100,000   New York State Local                           11,698,628
                 Government Assistance Corp.,
                 Refunding Series A, AMBAC,
                 6.00%, 04/01/2008
     1,000,000   Suffolk County Waterworks                       1,121,520
                 Authority, New York, MBIA,
                 5.10%, 06/01/2008
     1,485,000   New York State Dormitory                        1,526,431
                 Authority, New York University
                 Series B, MBIA,
                 5.00%, 07/01/2008
     1,910,000   MTA, New York Transit                           2,222,438
                 Facilities Service Contract
                 Series O, AMBAC,
                 5.75%, 07/01/2008


52  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$    4,575,000   New York State Series B,                  $     5,011,180
                 AMBAC, 5.625%, 08/15/2008
    11,570,000   Port Authority of New York &                   13,020,647
                 New Jersey, Consolidated
                 126th Series, FGIC,
                 5.25%, 11/15/2008
     2,090,000   Port Authority of New York &                    2,383,875
                 New Jersey Special Obligation
                 Revenue, MBIA, 6.25%, 12/01/2008
     7,940,000   Metropolitan Transportation                     8,802,840
                 Authority, New York Service
                 Series B, FGIC, 5.00%, 01/01/2009
     1,900,000   New York State Dormitory                        2,102,426
                 Authority Lease Revenue,
                 Municipal Health Facilities
                 Improvement Program, Series 1,
                 FSA, 5.00%, 01/15/2009
     2,690,000   New York State Series A, FSA,                   2,843,061
                 4.00%, 03/15/2009
     1,250,000   New York State Dormitory                        1,391,762
                 Authority, Revenue, State Personal
                 Income Tax Education A, FGIC,
                 5.00%, 03/15/2009
     4,550,000   Long Island Power Authority,                    5,105,191
                 New York Electric System
                 Revenue Series 8, Subseries
                 8B-RMK, AMBAC,
                 5.25%, 04/01/2009
     1,000,000   New York State Thruway                          1,097,220
                 Authority, Highway & Bridge
                 Trust Fund Series A, MBIA,
                 5.25%, 04/01/2009
     1,065,000   New York State Dormitory                        1,217,221
                 Authority Revenue, State
                 University Educational
                 Facilities Series A, MBIA,
                 5.50%, 05/15/2009
     4,055,000   New York State Dormitory                        4,634,581
                 Authority, State University
                 Series A, FGIC,
                 5.50%, 05/15/2009
     1,175,000   New York City Municipal Water                   1,299,703
                 Finance Authority, New York,
                 Series A, MBIA,
                 5.75%, 06/15/2009
     3,630,000   New York State Dormitory                        4,195,336
                 Authority, City University
                 Series A, AMBAC,
                 5.75%, 07/01/2009
     2,000,000   New York State Dormitory                        2,311,480
                 Authority, City University
                 Series A, FSA,
                 5.75%, 07/01/2009
     1,495,000   MTA, New York Commuter                          1,780,485
                 Facilities Series A, MBIA,
                 6.10%, 07/01/2009
     1,550,000   Babylon, New York Waste                         2,082,270
                 Facilities, FGIC,
                 9.00%, 08/01/2009
     2,000,000   MTA, New York Dedicated Tax                     2,246,040
                 Fund Series A, FSA,
                 5.00%, 11/15/2009
     6,270,000   Port Authority of New York &                    7,139,586
                 New Jersey, Consolidated 126th
                 Series, FGIC,
                 5.50%, 11/15/2009
     1,090,000   Nassau County, New York                         1,223,819
                 Series G, MBIA,
                 5.40%, 01/15/2010
     9,375,000   New York City Health &                         10,328,625
                 Hospital Corp., Revenue,
                 Refunding Health Systems
                 Series A, AMBAC, 5.00%, 02/15/2010
     9,160,000   New York State Series A, FSA,                   9,578,337
                 4.00%, 03/15/2010
     3,190,000   Long Island Power Authority,                    3,528,331
                 New York, AMBAC, 5.00%, 04/01/2010
     1,000,000   New York State Thruway                          1,116,240
                 Authority, Local Highway &
                 Bridge, MBIA,
                 5.10%, 04/01/2010
     6,680,000   Metropolitan Transportation                     7,652,140
                 Authority, New York Service
                 Series B, FGIC, 5.50%, 07/01/2010
     1,120,000   Nassau County, New York                         1,269,072
                 Combined Sewer Districts
                 Series A, AMBAC,
                 5.50%, 07/01/2010
     1,525,000   Saline County, Unified School                   1,726,544
                 District Number 305, Kansas
                 Crossover Refunding
                 & Improvement, FSA,
                 5.25%, 09/01/2010
    10,000,000   MTA, New York Revenue,                         11,150,600
                 Refunding Transportation
                 Series E, MBIA,
                 5.00%, 11/15/2010
     2,340,000   Triborough Bridge & Tunnel                      2,617,594
                 Authority, New York Revenues,
                 Refunding General Series B, MBIA-IBC,
                 5.00%, 11/15/2010
    12,530,000   Port Authority of New York &                   14,210,273
                 New Jersey, Consolidated
                 126th Series, FGIC,
                 5.50%, 11/15/2010
     2,310,000   New York State Urban                            2,577,059
                 Development Corp., Correctional
                 Refunding Series A, XLCA,
                 5.25%, 01/01/2011
     1,700,000   Killeen Independent School                      1,871,513
                 District, Texas, FSA,
                 5.00%, 02/15/2011


                          Schedule of Investments--Municipal Bond Portfolios  53

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$    9,130,000   New York State Local                      $    10,077,785
                 Government Assistance Corp.,
                 Refunding Subordinated Lien
                 Series A-1, FSA, 5.00%, 04/01/2011
     4,085,000   Long Island Power Authority,                    4,508,043
                 New York Electric System
                 Revenue, MBIA,
                 5.125%, 04/01/2011
       250,000   New York State Thruway                            372,600
                 Authority, Highway & Bridge
                 Trust Fund Rols Railroad II R198, MBIA,
                 5.25%, 04/01/2011
                 (Note C, p. 61)
     3,415,000   New York State Dormitory                        3,506,215
                 Authority, New York University
                 Series A, MBIA,
                 5.00%, 07/01/2011
     1,085,000   New York State Dormitory Authority,             1,188,617
                 New York Medical College, MBIA,
                 5.25%, 07/01/2011
     1,000,000   Nassau County, New York                         1,165,950
                 Series A, AMBAC,
                 6.00%, 07/01/2011
     1,000,000   New York State Dormitory                        1,144,250
                 Authority, Revenue, Mental
                 Health Services Facilities
                 Series D, FSA,
                 5.75%, 08/15/2011
     2,725,000   New York City, New York                         2,869,098
                 Educational Construction Fund,
                 New York, MBIA,
                 5.50%, 10/01/2011
     2,870,000   Saint Petersburg, Florida,                      3,173,703
                 Public Improvement Revenue,
                 Refunding, MBIA, 5.00%, 02/01/2012
     1,000,000   New York State Dormitory                        1,132,460
                 Authority, Revenue, Mental
                 Health Services Facilities
                 Series D, FSA,
                 5.75%, 02/15/2012
     2,575,000   Los Angeles Unified School                      2,762,022
                 District, California Electric
                 Of 1997-Ser F, FSA,
                 4.50%, 07/01/2012
     3,405,000   Norfolk, Virginia FSA,                          3,851,872
                 5.25%, 07/01/2012
     1,540,000   New York State Dormitory                        1,802,278
                 Authority, New York University
                 Series A, MBIA,
                 5.75%, 07/01/2012
     1,000,000   Nassau County, New York                         1,175,200
                 Series A, FGIC,
                 6.00%, 07/01/2012
     1,630,000   Islip Resource Recovery                         1,743,350
                 Agency, New York, Revenue
                 Series B, AMBAC, AMT,
                 6.125%, 07/01/2012
     1,100,000   Albany County, New York, FGIC,                  1,223,849
                 5.00%, 10/01/2012
     3,000,000   Municipal Electric Authority                    3,379,800
                 of Georgia, Combustion Turbine
                 Project Series A, MBIA,
                 5.25%, 11/01/2012
     1,350,000   Pennsylvania State Turnpike,                    1,552,919
                 Commission, Turnpike Revenue,
                 Refunding Series T, FGIC,
                 5.50%, 12/01/2012
     8,500,000   New Jersey State                                9,954,180
                 Transportation Trust Fund
                 Authority, Transportation
                 System Series C, FSA,
                 5.75%, 12/15/2012
     1,850,000   New York State Dormitory                        1,998,980
                 Authority, Municipal Health
                 Facilities Series 1, FSA,
                 5.125%, 01/15/2013
     1,110,000   New York State Dormitory                        1,211,176
                 Authority, Mental Health
                 Services Facilities Series D,
                 MBIA, 5.25%, 02/15/2013
     2,305,000   New York State Dormitory                        2,654,438
                 Authority, Revenue, Mental
                 Health Services Facilities
                 Series D, FSA,
                 5.875%, 02/15/2013
     9,000,000   New York City Industrial                        9,334,620
                 Development Agency, New York
                 Civic Facility Revenue, Magen
                 David Yeshivah Project, ACA,
                 4.99%, 06/15/2013
     1,000,000   New York City Municipal Water                   1,175,890
                 Finance Authority, New York
                 Series A, AMBAC,
                 5.875%, 06/15/2013
     1,135,000   New York State Dormitory                        1,293,741
                 Authority, City University
                 System Series 1, FSA,
                 5.75%, 07/01/2013
     1,000,000   Nassau County, New York                         1,177,740
                 Series A, FGIC,
                 6.00%, 07/01/2013
     1,140,000   New York State Dormitory                        1,225,546
                 Authority, Brookdale Hospital,
                 Secured Hospital Program,
                 MBIA, 5.20%, 02/15/2014
     1,000,000   New York State Urban                            1,069,530
                 Development Corp., Community
                 Enhancement Facilities, AMBAC,
                 5.125%, 04/01/2014
     1,095,000   Clifton Park Water Authority,                   1,129,011
                 New York, FGIC,
                 5.00%, 10/01/2014


54  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$    3,930,000   New York State Dormitory                  $     4,203,135
                 Authority, Secured Hospital
                 Program Series E, MBIA,
                 5.20%, 02/15/2015
     1,355,000   New York State Local                            1,443,875
                 Government Assistance Corp.,
                 Series A, FGIC, 5.00%, 04/01/2015
     7,860,000   MTA, New York Dedicated Tax                     9,047,960
                 Fund Series A, FSA,
                 5.25%, 04/01/2015
     1,355,000   Port Authority of New York &                    1,438,983
                 New Jersey, Consolidated 117th
                 Series, FGIC, AMT,
                 5.125%, 11/15/2015
     2,610,000   Nassau County Interim Finance                   2,895,377
                 Authority, New York Sales Tax
                 Secured Series A-1, AMBAC,
                 5.375%, 11/15/2015
     2,220,000   Long Island Power Authority,                    2,368,407
                 New York Electric System
                 Revenue Series A, FSA,
                 5.00%, 12/01/2015
     5,820,000   New York State Dormitory                        6,203,131
                 Authority, Revenue, Wyckoff
                 Heights Series H, MBIA,
                 5.20%, 02/15/2016
     5,905,000   New York State Dormitory                        6,821,220
                 Authority, State University
                 Educational Facilities Series
                 1989 Resources, MBIA,
                 6.00%, 05/15/2016
     2,240,000   New York City, New York Series B,               2,413,443
                 FSA, 5.25%, 08/01/2016
     1,000,000   Nassau County Interim Finance                   1,103,170
                 Authority, New York Sales Tax
                 Secured Series A-1, AMBAC
                 5.375%, 11/15/2016
     1,310,000   New York State Thruway                          1,379,024
                 Authority, Highway & Bridge
                 Trust Fund Series B, FSA,
                 5.00%, 04/01/2017
     1,530,000   New York State Dormitory                        1,695,393
                 Authority, Lease Revenue,
                 State University, FGIC,
                 5.50%, 07/01/2017
     2,045,000   New York State Series D,                        2,155,001
                 AMBAC, 5.00%, 07/15/2017
     4,860,000   New York State Dormitory                        5,119,670
                 Authority, Mental Health
                 Services Series D, MBIA,
                 5.00%, 08/15/2017
     1,120,000   New York State Thruway                          1,185,677
                 Authority, Highway & Board
                 Series A, FGIC,
                 5.00%, 04/01/2018
     1,000,000   New York State Dormitory                        1,084,660
                 Authority, Revenue, Winthrop
                 University Hospital Associates
                 Series A, AMBAC, 5.25%, 07/01/2018
     1,000,000   New York State Dormitory                        1,208,640
                 Authority, New York University
                 Series A, MBIA, 6.00%, 07/01/2018
     2,720,000   New York State Housing Finance                  2,960,938
                 Agency Service Contract
                 Obligation Revenue Series C,
                 MBIA-IBC, 5.50%, 09/15/2018
     5,325,000   MTA, New York Revenue,                          5,952,711
                 Refunding Series A, AMBAC,
                 5.50%, 11/15/2018
     1,780,000   New York State Dormitory                        1,895,362
                 Authority, Revenue, Mental
                 Health Services Series C,
                 MBIA, 5.25%, 02/15/2019
     1,325,000   New York State Dormitory                        1,426,376
                 Authority, Revenue, South
                 Nassau Community Hospital
                 Series B, AMBAC, 5.25%, 07/01/2019
     1,415,000   MTA, New York Dedicated Tax                     1,502,645
                 Fund Series A, FSA,
                 5.125%, 11/15/2019
     1,030,000   New York State Environmental                    1,104,613
                 Facilities Corp., Revenue,
                 Personal Income Tax Series A, FGIC,
                 5.25%, 01/01/2020
     1,000,000   New York State Dormitory                        1,089,730
                 Authority, Lease Revenue,
                 State University, FGIC
                 5.50%, 07/01/2020
     3,000,000   New York City Transitional                      3,209,760
                 Finance Authority, Future Tax
                 Secured Series C, AMBAC,
                 5.25%, 08/01/2020
     1,220,000   New York City, New York Series D,               1,278,853
                 MBIA, 5.25%, 08/01/2021
     1,000,000   New York City Municipal Water                   1,028,620
                 Finance Authority, New York
                 Series A, AMBAC,
                 5.125%, 06/15/2022
     2,500,000   Long Island Power Authority,                    2,568,400
                 New York Electric System
                 Revenue Series A, FSA,
                 5.125%, 12/01/2022
     1,240,000   New York City, New York Series J,               1,256,616
                 MBIA, 5.00%, 08/01/2023
     5,300,000   Long Island Power Authority,                    5,649,005
                 New York Electric System
                 Revenue Series A, MBIA-IBC,
                 5.50%, 12/01/2023
                                                           ---------------
Total Insured (Cost $467,964,620)                              493,001,529
                                                           ---------------


                          Schedule of Investments--Municipal Bond Portfolios  55

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
TAX SUPPORTED: 21.17%
--------------------------------------------------------------------------
Local General Obligations: 6.25%
$    1,015,000   New York City, New York Series B,         $     1,035,523
                 6.75%, 08/15/2003
     4,315,000   New York City, New York Series B,               4,390,944
                 7.50%, 02/01/2004
     4,700,000   New York City, New York Series G,               4,891,290
                 5.00%, 08/01/2004
     2,400,000   New York City, New York Series E,               2,546,136
                 6.60%, 08/01/2004
       455,000   New York City, New York Series B,                 480,166
                 6.00%, 08/15/2004
     1,000,000   Westchester County, New York,                   1,097,950
                 7.10%, 12/01/2004
     1,000,000   New York City, New York Series C,               1,061,290
                 5.60%, 02/01/2005
     1,310,000   New York City, New York Series G,               1,426,616
                 5.75%, 02/01/2006
     1,000,000   New York City, New York Series I,               1,108,260
                 6.25%, 04/15/2006
     9,175,000   New York City, New York Series G,               9,896,614
                 5.00%, 08/01/2006
     1,300,000   Westchester County, New York                    1,521,169
                 Series A, 6.75%, 02/01/2007
     2,170,000   New York City, New York Series A,               2,349,416
                 5.00%, 08/01/2007
     4,270,000   New York City, New York                         4,666,085
                 Refunding Series G,
                 5.25%, 08/01/2007
       500,000   New York City, New York Series F,                 551,425
                 5.50%, 08/01/2007
     4,455,000   New York City, New York Series B,               4,884,596
                 6.30%, 08/15/2008
       800,000   Onondaga County, New York                         920,064
                 Unrefunded Balance,
                 5.70%, 04/01/2009
     1,600,000   New York City, New York Series A,               1,744,336
                 5.25%, 08/01/2009
    11,430,000   New York City, New York Series G,              12,621,349
                 5.50%, 08/01/2009
       770,000   Onondaga County, New York                         890,143
                 Unrefunded Balance,
                 5.70%, 04/01/2011
     5,415,000   Phoenix, Arizona Refunding                      6,024,837
                 Series A, 5.00%, 07/01/2011
     3,250,000   New York City, New York Series F,               3,377,725
                 5.25%, 08/01/2016
                                                           ---------------
Total Local General Obligations
(Cost $64,763,394)                                              67,485,934
                                                           ---------------
Tax Lease: 4.60%
     3,075,000   New York State Dormitory                        3,075,000
                 Authority, Revenue, Community
                 Enhancement Facilities Series A,
                 4.50%, 04/01/2003
     1,335,000   New York State Dormitory                        1,335,000
                 Authority, Revenue, State
                 Service Contract Series C,
                 5.25%, 04/01/2003
     1,050,000   New York State Dormitory                        1,090,467
                 Authority, Revenue, Refunding
                 Secured Hospital, North
                 General Hospital Series G,
                 5.50%, 02/15/2004
     1,050,000   New York State Certificates of                  1,077,720
                 Participation, General
                 Services Executive Department,
                 4.00%, 03/01/2004
     1,110,000   New York State Dormitory                        1,146,552
                 Authority, Revenue, Service
                 Contract Series A,
                 4.50%, 04/01/2004
       355,000   Puerto Rico Commonwealth Urban                    358,550
                 Renewal & Housing Corp.,
                 7.875%, 10/01/2004
     2,000,000   New York State Urban                            2,148,580
                 Development Corp.,
                 Correctional Facilities Series 5,
                 6.00%, 01/01/2005
     2,500,000   MTA, New York Service Contract                  2,683,150
                 Series B, 5.00%, 07/01/2005
     1,020,000   New York State Dormitory                        1,110,392
                 Authority, City University
                 Series A, 5.70%, 07/01/2005
     1,780,000   New York State Dormitory                        1,937,744
                 Authority, City University
                 Series D, 5.70%, 07/01/2005
     1,000,000   New York State Urban                            1,045,570
                 Development Corp.,
                 Correctional Facilities Series 4,
                 5.25%, 01/01/2006
     4,085,000   MTA, New York Service Contract                  4,501,262
                 Series B, 5.25%, 07/01/2006
     3,510,000   New York State Dormitory                        3,936,219
                 Authority, City University
                 Series 2, 5.75%, 07/01/2007
     1,505,000   New York State Dormitory                        1,667,374
                 Authority, Mental Health
                 Services, 5.70%, 02/15/2009
     1,505,000   New York State Dormitory                        1,774,832
                 Authority, Revenue, Mental
                 Health Services Facilities
                 Improvement Series B,
                 6.50%, 02/15/2009
     1,125,000   New York State Dormitory                        1,297,001
                 Authority, City University
                 Series A, 5.75%, 07/01/2009
     2,000,000   Virginia State Resources                        2,243,360
                 Authority, Infrastructure
                 Revenue, Refunding Pooled Loan
                 Bond Program Series B,
                 5.00%, 11/01/2010


57  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$    1,000,000   New York State Dormitory                  $     1,088,150
                 Authority, Westchester County
                 Court Facilities, AMBAC
                 Surety, 5.125%, 08/01/2012
     1,115,000   New York State Dormitory                        1,212,574
                 Authority, Lease Revenue,
                 Court Facilities Westchester
                 County, AMBAC Surety,
                 5.25%, 08/01/2013
     5,715,000   Yonkers Industrial Development                  6,077,102
                 Agency, New York Civic
                 Facilities Revenue, Community
                 Development Properties Series A,
                 6.25%, 02/01/2016
     2,090,000   New York State Dormitory                        2,241,086
                 Authority, Westchester County
                 Court Facilities, AMBAC Surety,
                 5.25%, 08/01/2017
     1,400,000   New York State Dormitory                        1,513,708
                 Authority, Lease Revenue,
                 State University Dormitory
                 Facilities, 5.375%, 07/01/2019
     4,750,000   New York State Dormitory                        5,165,578
                 Authority, Revenue,
                 5.25%, 11/15/2023
                                                           ---------------
Total Tax Lease (Cost $47,181,847)                              49,726,971
                                                           ---------------
Special Tax: 10.32%
     2,550,000   Westchester Community,                          2,550,102
                 Development District Number 1,
                 Florida, Bond Anticipation
                 Notes, 5.50%, 01/01/2004
     7,925,000   Municipal Assistance                            8,392,258
                 Corporation, New York Series E,
                 6.00%, 07/01/2004
     5,530,000   Municipal Assistance                            5,856,049
                 Corporation, New York Series J,
                 6.00%, 07/01/2004
     9,855,000   Municipal Assistance                           10,855,282
                 Corporation, New York Series E,
                 6.00%, 07/01/2005
     1,025,000   New York City Transitional                      1,101,435
                 Finance Authority, Revenue,
                 Unrefunded Future Tax Secured
                 Series A, 4.50%, 08/15/2005
     1,025,000   New York City Transitional                      1,096,719
                 Finance Authority, Revenue,
                 Prerefunded Future Tax Secured
                 Series A, 4.50%, 08/15/2005
     1,000,000   New York City Transitional                      1,108,550
                 Finance Authority, Refunding
                 Future Tax Secured, Series A,
                 5.00%, 11/01/2006
     1,900,000   Meadow Pointe III Community                     1,894,566
                 Development District, Florida
                 Capital Series B,
                 5.25%, 11/01/2007
     1,500,000   Vizcaya Community Development,                  1,494,015
                 District Florida Special
                 Assessment Series B,
                 5.40%, 11/01/2007
     3,035,000   New York State Local                            3,445,271
                 Government Assistance Corp.,
                 Series A, 6.00%, 04/01/2008
     5,810,000   New York City Transitional                      6,430,624
                 Finance Authority, Series C,
                 5.00%, 02/15/2009
     1,060,000   North Las Vegas, Nevada Local                   1,065,289
                 Improvement Special
                 Improvement District Number
                 60-Aliante, 5.00%, 12/01/2009
     2,100,000   Gateway Services, Community                     2,079,315
                 Development District, Florida
                 Special Sun City Center Fort Meyers
                 Project B, 5.50%, 05/01/2010
     1,000,000   North Las Vegas, Nevada Local                   1,005,560
                 Improvement Special
                 Improvement District Number
                 60-Aliante, 5.25%, 12/01/2010
     4,185,000   New York City Transitional                      4,596,930
                 Finance Authority, Series C,
                 5.25%, 05/01/2012
     3,350,000   Venetian Community Development                  3,375,493
                 District, Florida Capital
                 Improvement Revenue Series B,
                 5.95%, 05/01/2012
     1,865,000   New York City Transitional                      2,023,189
                 Finance Authority, Series C,
                 5.25%, 05/01/2014
     1,890,000   New York City Transitional                      2,038,573
                 Finance Authority, Series C,
                 5.25%, 05/01/2015
     1,185,000   New York City Transitional                      1,266,895
                 Finance Authority, Series B,
                 5.125%, 11/01/2015
     8,370,000   New York City Transitional                      9,249,771
                 Finance Authority, Series B,
                 5.50%, 02/01/2017
     1,000,000   New York City Transitional                      1,078,370
                 Finance Authority, Revenue,
                 Future Tax Secured Series A,
                 5.25%, 05/01/2017
     3,200,000   New York City Transitional                      3,460,096
                 Finance Authority, Revenue,
                 Future Tax Secured Series A,
                 5.375%, 02/15/2018
     2,615,000   New York State Housing Finance                  2,779,484
                 Agency, State Personal
                 Economic Development & Housing
                 Series A, 5.25%, 03/15/2020
     5,125,000   New York State Dormitory                        5,515,474
                 Authority, Revenue, State
                 Personal Income Tax Education A,
                 5.375%, 03/15/2021


                          Schedule of Investments--Municipal Bond Portfolios  57

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$    2,825,000   New York State Housing Finance            $     2,988,709
                 Agency, State Personal
                 Economic Development & Housing
                 Series A, 5.25%, 09/15/2021
     6,320,000   New York City Transitional                      6,824,336
                 Finance Authority, Future Tax
                 Secured Series A,
                 5.375%, 11/15/2021
     1,810,000   Beacon Tradeport Community                      1,854,417
                 Development District, Florida
                 Special Assessment Industrial
                 Project Series B,
                 7.125%, 05/01/2022
     3,595,000   New York City Transitional                      3,628,973
                 Finance Authority, Revenue,
                 Prerefunded Future Tax Secured
                 Series C, 5.00%, 05/01/2026
    11,255,000   New York City Transitional                     12,487,535
                 Finance Authority, Refunding
                 Future Tax Secured, Series A,
                 5.00%, 11/01/2026
                                                           ---------------
Total Special Tax (Cost $106,855,089)                          111,543,280
                                                           ---------------
Total Tax Supported (Cost $218,800,330)                        228,756,185
                                                           ---------------
==========================================================================
REVENUE:                                                            18.96%
--------------------------------------------------------------------------
Airport Revenue: 0.25%
     1,495,000   New York City Industrial                        1,547,325
                 Development Agency, Special
                 Facilities Revenue, Terminal
                 One Group Association Limited
                 Partnership Project, AMT,
                 6.00%, 01/01/2007
     1,000,000   Denver City & County, Colorado                  1,222,470
                 Airport Revenue Series D, AMT,
                 7.75%, 11/15/2013
                                                           ---------------
Total Airport Revenue (Cost $2,502,567)                          2,769,795
                                                           ---------------
Electric Revenue: 3.42%
     3,375,000   Long Island Power Authority,                    3,375,000
                 New York Electric System Revenue,
                 5.00%, 04/01/2003
     1,270,000   California State Department                     1,418,476
                 Water Resources, Power Supply
                 Series A, 5.50%, 05/01/2008
    20,105,000   California State Department                    22,463,518
                 Water Resources, Power Supply
                 Series A, 5.50%, 05/01/2009
     2,680,000   New York State Power                            2,700,743
                 Authority, Revenue & General
                 Purpose 2.90%, 03/01/2016
     2,235,000   North Carolina Eastern                          2,290,182
                 Municipal Power Agency, Power
                 Systems Refunding Series C,
                 5.375%, 01/01/2017 (Note D, p. 61)
     1,875,000   New York State Power                            1,889,512
                 Authority, Revenue & General
                 Purpose, 2.90%, 03/01/2020
     2,680,000   New York State Power                            2,796,312
                 Authority, Revenue Series A,
                 5.00%, 11/15/2020
                                                           ---------------
Total Electric Revenue (Cost $36,078,578)                       36,933,743
                                                           ---------------
Health Care Revenue: 0.28%
       910,000   Nassau County Industrial                          918,044
                 Development Agency, New York
                 Civic Facility Revenue,
                 Refunding North Shore Health
                 Systems Projects, Series C,
                 5.625%, 11/01/2010
       665,000   New York State Medical Care                       704,581
                 Facilities Finance Agency,
                 Hospital & Nursing Home
                 Insured Mortgage Series A,
                 FHA, 6.125%, 02/15/2014
     1,305,000   New York State Dormitory                        1,409,348
                 Authority, Lenox Hill Hospital
                 Obligation Group,
                 5.75%, 07/01/2017
                                                           ---------------
Total Health Care Revenue (Cost $2,909,211)                      3,031,973
                                                           ---------------
Higher Education Revenue: 0.68%
     1,000,000   New York State Dormitory                        1,123,360
                 Authority, Columbia University,
                 5.625%, 07/01/2006
     1,290,000   New York State Dormitory                        1,477,373
                 Authority, Columbia University,
                 5.75%, 07/01/2007
     2,120,000   New York City Industrial                        2,104,333
                 Development Agency, Civic
                 Facilities Revenue,
                 Polytechnic University Project,
                 5.75%, 11/01/2011
     1,655,000   New York City Industrial                        1,614,121
                 Development Agency, Civic
                 Facilities Revenue,
                 Polytechnic University Project,
                 5.75%, 11/01/2012
     1,045,000   New York City Industrial                          996,972
                 Development Agency, Civic
                 Facilities Revenue,
                 Polytechnic University Project,
                 6.00%, 11/01/2020
                                                           ---------------
Total Higher Education Revenue
(Cost $7,149,443)                                                7,316,159
                                                           ---------------
Lease Revenue: 0.16%
     1,490,000   Triborough Bridge & Tunnel                      1,722,097
                 Authority, New York,
                 Convention Center Series E,
                 6.00%, 01/01/2011
                                                           ---------------
Total Lease Revenue (Cost $1,460,818)                            1,722,097
                                                           ---------------


58  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
Value Tobacco Revenue: 2.14%
$    1,000,000   Nassau County Tobacco                     $     1,006,890
                 Settlement Corp., New York
                 Tobacco Settlement
                 Asset-Backed Series A,
                 5.20%, 07/15/2010
     1,735,000   Erie County, New York Tobacco                   1,759,325
                 Settlement Asset-Backed Senior
                 Class A, 6.00%, 07/15/2020
     1,880,000   TSASC, Inc., New York Series 1,                 1,936,757
                 Flexible Amortization Bonds,
                 5.80%, 06/01/2023
     9,160,000   Tobacco Settlement Financing                    8,506,709
                 Corp., Rhode Island Tobacco
                 Settlement Asset-Backed Series A,
                 6.00%, 06/01/2023
       980,000   Rensselaer Tobacco Asset                          961,468
                 Securitization Corp., New York
                 Tobacco Settlement,
                 Asset-Backed Series A,
                 5.20%, 06/01/2025
     9,525,000   Badger Tobacco Asset                            8,937,593
                 Securitization Corp.,
                 Wisconsin Tobacco Settlement
                 Asset-Backed,
                 6.125%, 06/01/2027
                                                           ---------------
Total Tobacco Revenue (Cost $23,996,053)                        23,108,742
                                                           ---------------
Toll Revenue: 3.28%
    21,700,000   Triborough Bridge & Tunnel                     24,251,703
                 Authority New York, Series B,
                 5.00%, 11/15/2007
     4,450,000   New York State Bridge                           4,714,686
                 Authority, Revenue
                 5.00%, 01/01/2017
     5,025,000   Triborough Bridge & Tunnel                      5,464,989
                 Authority, New York Toll
                 Revenue Series A,
                 5.25%, 01/01/2017
     1,000,000   Triborough Bridge & Tunnel                      1,038,680
                 Authority, New York Revenue
                 Series A, 5.00%, 01/01/2020
                                                           ---------------
Total Toll Revenue (Cost $34,658,479)                           35,470,058
                                                           ---------------
Water/Sewer Revenue: 5.02%
     3,000,000   New York City Municipal Water                   3,135,720
                 Finance Authority, Water &
                 Sewer System Revenue, Series B,
                 5.00%, 06/15/2004
     1,255,000   New York State Environmental                    1,284,907
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue,
                 State Revolving Fund Series 92-B,
                 6.25%, 09/15/2005
     1,255,000   New York State Environmental                    1,284,994
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue,
                 State Revolving Fund Series 92-B,
                 6.35%, 09/15/2006
       115,000   New York State Environmental                      123,537
                 Facilities Corp., State Water
                 Revolving Fund, New York City
                 Municipal Water Refunding
                 Series A, 5.75%, 06/15/2007
     2,975,000   New York State Environmental                    3,212,732
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue,
                 State Revolving Fund Series 95-A,
                 5.20%, 05/15/2008
     3,085,000   New York State Environmental                    3,360,830
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue,
                 State Revolving Fund Series 95-A,
                 5.30%, 05/15/2009
     1,485,000   New York City Municipal Water                   1,725,525
                 Finance Authority, New York
                 Series A, 6.00%, 06/15/2009
       780,000   New York State Environmental                      851,347
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue,
                 State Revolving Fund Series 95-A,
                 5.40%, 05/15/2010
     3,865,000   New York State Environmental                    4,153,561
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue,
                 State Revolving Fund Series 96-A,
                 4.95%, 06/15/2010
     1,395,000   New York City Municipal Water                   1,624,101
                 Finance Authority, New York,
                 Series A, 6.00%, 06/15/2010
     8,280,000   New York State Environmental                    9,201,895
                 Facilities Corp., State
                 Refunding Revolving Funds,
                 Municipal Water Project K,
                 5.00%, 06/15/2011
     1,000,000   New York City Municipal Water                   1,123,760
                 Finance Authority, Refunding
                 Series A, 5.25%, 06/15/2011
       745,000   New York State Environmental                      867,590
                 Facilities Corp., State Water
                 Revolving Fund New York City
                 Municipal Water Refunding
                 Series A, 5.75%, 06/15/2011
       100,000   New York State Environmental                      100,657
                 Facilities Corp., Pollution
                 Control Revenue, State
                 Revolving Fund, New York City
                 Municipal Water Finance
                 Authority Series 90-A,
                 7.50%, 06/15/2012


                          Schedule of Investments--Municipal Bond Portfolios  59

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$    1,015,000   New York State Environmental              $     1,084,284
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue,
                 State Revolving Fund Series 96-A,
                 5.20%, 12/15/2015
     2,320,000   New York City Municipal Water                   2,586,475
                 Finance Authority, New York
                 Water & Sewer Systems Revenue
                 Refunding Series D, 5.50%, 06/15/2017
     1,200,000   New York State Environmental                    1,264,236
                 Facilities Corp., Clean Water
                 & Drinking Revolving Funds,
                 Municipal Water Finance Series
                 01-D, 5.00%, 06/15/2018
     1,485,000   New York State Environmental                    1,622,036
                 Facilities Corp., Clean Water
                 & Drinking Revolving Funds,
                 Pooled Funding Program, Series B,
                 5.375%, 11/15/2018
     1,250,000   New York State Environmental                    1,309,850
                 Facilities Corp., Clean Water
                 & Drinking Revolving Funds,
                 Municipal Water Finance Series
                 01-D, 5.00%, 06/15/2019
     5,025,000   New York City Municipal Water                   5,344,791
                 Finance Authority, New York,
                 Water & Sewer Systems Revenue
                 Refunding Series 01-D,
                 5.125%, 06/15/2019
     1,255,000   New York State Environmental                    1,318,064
                 Facilities Corp., Clean Water
                 & Drinking Prerefunded
                 Revolving Funds, Series D,
                 5.15%, 10/15/2019
     1,935,000   New York State Environmental                    2,095,895
                 Facilities Corp., Clean Water
                 & Drinking Revolving Funds,
                 Pooled Funding Program, Series F,
                 5.25%, 11/15/2019
     5,000,000   New York State Environmental                    5,641,150
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue,
                 State Revolving Fund Series 00-B,
                 5.875%, 07/15/2020
                                                           ---------------
Total Water/Sewer Revenue (Cost $51,602,468)                    54,317,937
                                                           ---------------
Miscellaneous Revenue: 1.03%
     1,000,000   Port Authority of New York &                    1,008,820
                 New Jersey, Consolidated 124th
                 Series, 4.00%, 08/01/2003
     3,495,000   Battery Park City Authority,                    3,587,128
                 New York, Revenue Series A,
                 6.00%, 11/01/2003
     1,305,000   Metropolitan Transportation                     1,381,121
                 Authority, New York Revenue,
                 Refunding Transportation
                 Series F, 5.00%, 11/15/2004
     2,000,000   New York Convention Center                      2,031,180
                 Operating Corp., Certificates
                 of Participation, Yale
                 Building Acquisition Project,
                 6.50%, 12/01/2004
     1,000,000   United Nations Development                      1,003,470
                 Corp., New York, Revenue,
                 Senior Lien Series B,
                 5.00%, 07/01/2006
     1,000,000   MTA, New York, Revenue,                         1,121,880
                 Refunding Transportation
                 Series E, 5.50%, 11/15/2006
     1,000,000   Port Authority of New York &                    1,027,030
                 New Jersey, Consolidated
                 91street, 5.125%, 11/15/2011
                                                           ---------------
Total Miscellaneous Revenue (Cost $11,001,855)                  11,160,629
                                                           ---------------
Industrial Development/Pollution
Control Revenue: 2.70%
       885,000   New York State Environmental                      952,269
                 Facilities Corp., Pollution
                 Control Revenue, State
                 Revolving Fund, New York City
                 Municipal Water Finance
                 Authority Prerefunded Series 94-A,
                 5.75%, 06/15/2007
     4,910,000   Louisa Industrial Development                   5,186,580
                 Authority, Virginia Pollution
                 Control Revenue, Virginia
                 Electric & Power Company
                 5.25%, 12/01/2008
     3,800,000   New York State Environmental                    3,833,478
                 Facilities Corp., Solid Waste
                 Disposal Revenue Waste
                 Management Project Series A,
                 4.00%, 05/01/2012
     4,750,000   Pope County, Arkansas Revenue,                  4,856,923
                 Entergy Arkansas Inc. Project,
                 5.05%, 09/01/2028
     5,500,000   Matagorda County Navigation                     5,517,050
                 District No.1, Texas Pollution
                 Control Revenue, Refunding
                 Central Power & Light Co.
                 Series A, 3.75%, 05/01/2030
     1,100,000   Maricopa County Industrial                      1,128,028
                 Development Authority, Arizona
                 Solid Waste Disposal Revenue,
                 Waste Management Inc. Project,
                 4.80%, 12/01/2031
     7,690,000   Brazos River Authority, Texas                   7,688,308
                 Pollution Control Revenue,
                 Refunding TXU Electric Company
                 Project Series D, 4.25%, 05/01/2033
                                                           ---------------
Total Industrial Development/Pollution Control
Revenue (Cost $28,660,366)                                      29,162,636
                                                           ---------------
Total Revenue (Cost $200,019,838)                              204,993,769
                                                           ---------------


60  Sanford C. Bernstein Fund, Inc.--2003 Semiannual Report

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
ASSET-BACKED SECURITIES:                                             1.22%
--------------------------------------------------------------------------
Housing: 1.22%
$    8,855,000   New York State Mortgage                   $     9,334,852
                 Agency, Revenue, AMT
                 Homeowner Mortgage Series 99,
                 4.50%, 04/01/2023
     2,155,000   New York State Dormitory                        2,162,176
                 Authority, Revenue, Highland
                 Community Development Corp.
                 Series B, 5.50%, 07/01/2023
     1,635,000   New York State Mortgage                         1,673,570
                 Agency, Revenue, AMT Homeowner
                 Mortgage Series 69,
                 5.50%, 10/01/2028
                                                           ---------------
Total Housing (Cost $12,661,494)                                13,170,598
                                                           ---------------
Total Asset-Backed Securities
(Cost $12,661,494)                                              13,170,598
                                                           ---------------
==========================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------
Total Investments (Cost $1,018,563,943)         98.79%     $ 1,067,939,079
(Note E, below)
Cash and Other Assets, Less Liabilities          1.21           13,061,562
                                              -------      ---------------
Net Assets                                     100.00%     $ 1,081,000,641
                                              =======      ===============
==========================================================================
SHORT FUTURES CONTRACT
--------------------------------------------------------------------------
                                                             Unrealized
Contracts       Description                   Value         Appreciation
--------------------------------------------------------------------------
326            Interest Rate               $36,888,936     $       404,156
               Swap 10 Yr. Future
               June 2003
                                                           ---------------
Total Short Futures Contract                               $       404,156
                                                           ---------------
==========================================================================
INTEREST RATE SWAPS
--------------------------------------------------------------------------

Notional                                              Rate                                                        Unrealized
Amount                    Description               Received             Rate Paid        Termination Date        Gain/(Loss)
------------------------------------------------------------------------------------------------------------------------------
7,000,000               BMA Interest                  2.62%              Variable*          11/01/2004             $ 202,665
                        Rate Swap
7,000,000               BMA Interest                Variable*              4.03             11/01/2011              (507,430)
                        Rate Swap
                                                                                                                   ----------
Total Interest Rate Swaps                                                                                          $(304,765)
                                                                                                                   ----------

*Variable interest based on the Municipal Swap Index,which fluctuates weekly.

--------------------------------------------------------------------------

(A) Represents entire or partial position segregated as collateral for interest rate swaps.
(B) Represents entire or partial position segregated as collateral for initial margin requirement on open futures contract.
(C) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(D)   When-issued security
(E) At March 31, 2003, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $51,044,098 and gross unrealized depreciation of investments was $1,668,962 resulting in net unrealized appreciation of $49,375,136.

      Explanation of abbreviations:
      ACA-American Capital Access
      AMBAC-American Municipal Bond Assurance Corporation
      AMT-Subject to Alternative Minimum Tax
      FGIC-Financial Guaranty Insurance Company
      FHA-Federal Housing Administration
      FSA-Financial Security Assurance, Inc.
      IBC-International Bancshares Corporation
      MBIA-Municipal Bond Investors Assurance Corporation
      MTA-Metropolitan Transportation Authority
      XLCA-XL Capital Assurance, Inc.

See Notes to Financial Statements.


                          Schedule of Investments--Municipal Bond Portfolios  61

                       Sanford C. Bernstein Fund II, Inc.

                                 MARCH 31, 2003

Schedule of Investments
To the Semiannual Report
For the Intermediate
Duration Institutional
Portfolio

Intermediate Duration Institutional

                       Sanford C. Bernstein Fund II, Inc.
                             Schedule of Investments
                  Intermediate Duration Institutional Portfolio
                           March 31, 2003 (Unaudited)

Principal Amount            Description                      Market Value*
==========================================================================
SHORT-TERM INVESTMENTS:                                             48.97%
--------------------------------------------------------------------------
U.S. Treasury Bills: 27.91%
$   41,680,000   United States Treasury Bills              $    41,668,330
                 1.14%, 04/10/2003
    18,730,000   United States Treasury Bills                   18,720,427
                 1.17%, 04/17/2003
    42,880,000   United States Treasury Bills                   42,799,171
                 1.18%, 05/29/2003
                                                           ---------------
Total U.S. Treasury Bills (Cost $103,187,928)                  103,187,928
                                                           ---------------
Repurchase Agreement: 21.06%
    77,884,000   State Street Bank & Trust Co.,                 77,884,000
                 Repurchase Agreement, dated
                 03/31/03, 1.15%, maturing
                 04/01/03 for $77,886,488,
                 collateralized by $78,985,000,
                 FHLBs and FNMAs, 0.00% to
                 2.20%, due 04/01/03 to
                 04/02/04, value $79,449,295
                 (Note A, p. 11)
                                                           ---------------
Total Repurchase Agreement
(Cost $77,884,000)                                              77,884,000
                                                           ---------------
Total Short-Term Investments
(Cost $181,071,928)                                            181,071,928
                                                           ---------------
==========================================================================
U.S. TREASURY NOTES:                                                 7.30%
--------------------------------------------------------------------------
     4,770,000   2.25%, 07/31/2004                               4,832,797
    20,560,000   4.625%, 05/15/2006                             22,163,043
                                                           ---------------
Total U.S. Treasury Notes (Cost $26,805,096)                    26,995,840
                                                           ---------------
==========================================================================
U.S. TREASURY BOND:                                                  5.64%
--------------------------------------------------------------------------
    19,267,000   5.375%, 02/15/2031                             20,847,511
                                                           ---------------
Total U.S. Treasury Bond (Cost $19,857,410)                     20,847,511
                                                           ---------------
==========================================================================
U.S. GOVERNMENT AGENCY:                                              4.51%
--------------------------------------------------------------------------
     9,545,000   Federal National Mortgage                       9,611,510
                 Association,
                 1.875%, 12/15/2004
     5,820,000   Federal Home Loan Mortgage Corp.,               5,857,981
                 1.875%, 01/15/2005
       345,000   Federal Home Loan Bank,                           344,424
                 1.625%, 04/15/2005
       320,000   Federal Home Loan Bank,                           322,349
                 2.50%, 03/15/2006
       550,000   Federal National Mortgage                         546,095
                 Association,
                 4.375%, 03/15/2013
                                                           ---------------
Total U.S. Government Agency
(Cost $16,570,426)                                              16,682,359
                                                           ---------------
==========================================================================
MORTGAGE PASS-THROUGHS:                                             43.62%
--------------------------------------------------------------------------
    16,625,000   Federal National Mortgage                      17,388,719
                 Association Pool TBA,
                 6.00%, 04/25/2018,
                 (Notes A & B, p. 11)
     8,265,000   Federal National Mortgage                       8,556,854
                 Association Pool TBA,
                 5.50%, 05/25/2018,
                 (Notes A & B, p. 11)
    30,010,000   Federal Home Loan Mortgage                     30,638,349
                 Corp. Pool TBA,
                 5.00%, 06/15/2018,
                 (Notes A & B, p. 11)
     3,860,000   Federal National Mortgage                       3,878,096
                 Association Pool TBA,
                 4.50%, 06/25/2018,
                 (Notes A & B, p. 11)
       271,608   Federal National Mortgage                         289,746
                 Association Pool #535083,
                 7.50%, 12/01/2029
       361,603   Federal National Mortgage                         385,550
                 Association Pool #537332,
                 7.50%, 06/01/2030
       391,699   Federal National Mortgage                         417,639
                 Association Pool #253355,
                 7.50%, 07/01/2030
       243,550   Federal National Mortgage                         259,679
                 Association Pool #535661,
                 7.50%, 01/01/2031
       316,951   Federal National Mortgage                         337,806
                 Association Pool #563742,
                 7.50%, 01/01/2031
       225,327   Federal National Mortgage                         240,250
                 Association Pool #535996,
                 7.50%, 06/01/2031
       368,448   Federal National Mortgage                         392,691
                 Association Pool #592496,
                 7.50%, 07/01/2031
       279,774   Federal National Mortgage                         298,302
                 Association Pool #545304,
                 7.50%, 11/01/2031
     1,679,919   Federal National Mortgage                       1,790,448
                 Association Pool #644592,
                 7.50%, 05/01/2032
       503,662   Government National Mortgage                      529,698
                 Association Pool #589971,
                 6.50%, 05/15/2032
        99,408   Federal Home Loan Mortgage                        104,737
                 Corp. Pool #C67999,
                 7.00%, 06/01/2032

*See Note 1, page 33 in Notes to Financial Statements.


       Schedule of Investments--Intermediate Duration Institutional Portfolio  1

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$       47,409   Federal Home Loan Mortgage                $        49,950
                 Corp. Pool #C68162,
                 7.00%, 06/01/2032
       467,738   Federal National Mortgage                         498,512
                 Association Pool #666935,
                 7.50%, 11/01/2032
     8,415,000   Federal Home Loan Mortgage                      8,717,418
                 Corp. Pool TBA,
                 6.00%, 04/15/2033,
                 (Notes A & B, p. 11)
    10,780,000   Government National Mortgage                   11,319,000
                 Association Pool TBA,
                 6.50%, 04/15/2033,
                 (Notes A & B, p. 11)
    21,530,000   Federal National Mortgage                      22,458,481
                 Association Pool TBA,
                 6.50%, 04/25/2033,
                 (Notes A & B, p. 11)
     9,545,000   Federal National Mortgage                      10,061,022
                 Association Pool TBA,
                 7.00%, 04/25/2033,
                 (Notes A & B, p. 11)
    20,175,000   Federal Home Loan Mortgage                     20,553,281
                 Corp. Pool TBA,
                 5.50%, 05/15/2033,
                 (Notes A & B, p. 11)
    21,416,000   Federal National Mortgage                      22,145,472
                 Association Pool TBA,
                 6.00%, 05/25/2033,
                 (Notes A & B, p. 11)
                                                           ---------------
Total Mortgage Pass-Throughs
(Cost $161,107,956)                                            161,311,700
                                                           ---------------
==========================================================================
AEROSPACE/DEFENSE:                                                   0.09%
--------------------------------------------------------------------------
        25,000   Hexcel Corp., Rule 144A,                           26,188
                 9.875%, 10/01/2008,
                 Callable 04/01/2006 @ 104.94
       165,000   TransDigm,                                        174,487
                 10.375%, 12/01/2008,
                 Callable 12/01/2003 @ 105.19
        80,000   Sequa Corp., Senior Note,                          79,400
                 9.00%, 08/01/2009
        65,000   K & F Industries Inc., Senior                      69,225
                 Subordinated Note Series B,
                 9.625%, 12/15/2010,
                 Callable 12/15/2006 @ 104.81
                                                           ---------------
Total Aerospace/Defense (Cost $340,315)                            349,300
                                                           ---------------
==========================================================================
AUTOMOTIVE:                                                          0.45%
--------------------------------------------------------------------------
       930,000   DaimlerChrysler NA Holding,                       944,047
                 4.75%, 01/15/2008
        80,000   AutoNation Inc.,                                   84,800
                 9.00%, 08/01/2008
       115,000   Dura Operating Corp. Series D,                     94,300
                 9.00%, 05/01/2009,
                 Callable 05/01/2004 @ 104.5
        65,000   Lear Corp. Series B,                               70,688
                 8.11%, 05/15/2009
       135,000   Dana Corp.,                                       138,712
                 10.125%, 03/15/2010,
                 Callable 03/15/2006 @ 105.06
        40,000   Cummins Inc., Senior Note,                         41,400
                 Rule 144A,
                 9.50%, 12/01/2010,
                 Callable 12/01/2006 @ 104.75
        45,000   Collins & Aikman Products Co.,                     43,686
                 Senior Note, Rule 144A,
                 10.75%, 12/31/2011,
                 Callable 12/31/2006 @ 105.37
        70,000   United Auto Group Inc.,                            68,600
                 9.625%, 03/15/2012,
                 Callable 03/15/2007 @ 104.81
         5,000   Stoneridge Inc.,                                    5,100
                 11.50%, 05/01/2012,
                 Callable 05/01/2007 @ 105.75
        80,000   TRW Automotive, Senior Note,                       80,400
                 Rule 144A,
                 9.375%, 02/15/2013,
                 Callable 02/15/2008 @ 104.69
        90,000   TRW Automotive, Senior                             90,225
                 Subordinated Note, Rule 144A,
                 11.00%, 02/15/2013,
                 Callable 02/15/2008 @ 105.5
                                                           ---------------
Total Automotive (Cost $1,656,356)                               1,661,958
                                                           ---------------
==========================================================================
BANKING:                                                             4.46%
--------------------------------------------------------------------------
     2,110,000   Washington Mutual Finance Corp.,                2,315,748
                 6.25%, 05/15/2006
       435,000   National City Corp.,                              432,856
                 3.20%, 04/01/2008
        65,000   J.P. Morgan Chase & Co.,                           74,070
                 6.75%, 08/15/2008
        65,000   Citicorp, Subordinated Note,                       73,327
                 6.375%, 11/15/2008
     2,150,000   Citigroup Inc., Subordinated                    2,551,042
                 Note, Global Bond,
                 7.25%, 10/01/2010
     1,175,000   J.P. Morgan Chase & Co.,                        1,303,364
                 6.75%, 02/01/2011
        65,000   Washington Mutual Finance Corp.,                   74,174
                 6.875%, 05/15/2011
     1,340,000   US Bank NA, Subordinated Note,                  1,516,591
                 6.375%, 08/01/2011
     1,140,000   Bank of America Corp., Senior Note,             1,280,797
                 6.25%, 04/15/2012
       430,000   M&T Bank Corp., Subordinated Note,                434,124
                 3.85%, 04/01/2013,
                 Callable 04/01/2008 @ 100


2  Sanford C. Bernstein Fund II, Inc.--2003 Semiannual Report

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$       30,000   Royal Bank of Scotland Group              $        30,472
                 plc, Subordinated Note,
                 5.00%, 10/01/2014
     1,370,000   Great Western Financial Trust                   1,541,346
                 II, Series A,
                 8.206%, 02/01/2027,
                 Callable 02/01/2007 @ 104.1
       905,000   Barclays Bank plc,                              1,049,290
                 7.375%, 06/15/2049
       400,000   Barclays Bank plc, Rule 144A,                     492,075
                 8.55%, 09/29/2049
     1,300,000   Unicredito Italiano Capital                     1,620,388
                 Trust II, Rule 144A,
                 9.20%, 10/29/2049
       785,000   Abbey National plc,                               988,574
                 8.963%, 12/29/2049,
                 Callable 06/30/2030 @ 100
       490,000   HSBC Capital Funding LP,                          701,241
                 Rule 144A,
                 10.176%, 12/31/2049,
                 Callable 06/30/2030 @ 100
                                                           ---------------
Total Banking (Cost $15,305,887)                                16,479,479
                                                           ---------------
==========================================================================
BROADCASTING/MEDIA:                                                  1.10%
--------------------------------------------------------------------------
       705,000   Clear Channel Communications                      718,097
                 Inc., Senior Note,
                 4.625%, 01/15/2008
       145,000   Paxson Communications Corp.,                      158,050
                 10.75%, 07/15/2008,
                 Callable 07/15/2005 @ 105.38
        55,000   Young Broadcasting Inc. Class A,                   58,437
                 8.50%, 12/15/2008,
                 Callable 12/15/2005 @ 104.25
        45,000   Paxson Communications Corp.,                       36,225
                 12.25%, 01/15/2009,
                 Callable 01/15/2006 @ 106.12
       125,000   American Media Operations                         135,625
                 Inc., Senior Subordinated
                 Note, Rule 144A,
                 10.25%, 05/01/2009,
                 Callable 05/01/2004 @ 105.12
        25,000   Young Broadcasting Inc. Class A,                   26,625
                 10.00%, 03/01/2011,
                 Callable 03/01/2006 @ 105
        50,000   Emmis Communications Corp.,                        43,000
                 Senior Discount Note Class A,
                 12.50%, 03/15/2011,
                 Callable 03/15/2006 @ 106.25
        55,000   PRIMEDIA Inc.,                                     55,688
                 8.875%, 05/15/2011,
                 Callable 05/15/2006 @ 104.44
        80,000   Radio One Inc. Series B,                           87,400
                 8.875%, 07/01/2011,
                 Callable 07/01/2006 @ 104.44
       150,000   Sinclair Broadcast Group Inc.,                    160,125
                 Senior Subordinated Note,
                 Rule 144A, Class A,
                 8.75%, 12/15/2011,
                 Callable 12/15/2006 @ 104.38
        95,000   Corus Entertainment Inc.,                          99,394
                 Senior Subordinated Note,
                 8.75%, 03/01/2012,
                 Callable 03/01/2007 @ 104.38
       150,000   Albritton Communications Co.,                     153,375
                 Senior Subordinated Note,
                 7.75%, 12/15/2012,
                 Callable 12/15/2007 @ 103.88
     1,550,000   Time Warner Entertainment Co.,                  1,816,609
                 Senior Debenture,
                 8.375%, 03/15/2023
       530,000   News America Holdings, Rule 144A,                 512,111
                  6.55%, 03/15/2033
                                                           ---------------
Total Broadcasting/Media (Cost $3,695,950)                       4,060,761
                                                           ---------------
==========================================================================
BUILDING/REAL ESTATE:                                                0.64%
--------------------------------------------------------------------------
       510,000   Vornado Realty Trust,                             526,217
                 5.625%, 06/15/2007
        55,000   Werner Holdings Co., Inc.                          55,825
                 Series A, 10.00%, 11/15/2007,
                 Callable 06/06/2003 @ 105
       145,000   LNR Property Corp., Senior                        152,612
                 Subordinated Note,
                 10.50%, 01/15/2009,
                 Callable 01/15/2004 @ 105.38
       105,000   KB HOME, Senior Subordinated Note,                107,625
                 7.75%, 02/01/2010,
                 Callable 02/01/2007 @ 103.88
        15,000   Ryland Group Inc., Senior Note,                    16,875
                 9.75%, 09/01/2010,
                 Callable 09/01/2005 @ 104.88
        90,000   Meritage Corp.,                                    95,400
                 9.75%, 06/01/2011,
                 Callable 06/01/2006 @ 104.88
        95,000   Schuler Homes Inc.,                               104,025
                 10.50%, 07/15/2011,
                 Callable 07/15/2006 @ 105.25
        30,000   Beazer Homes USA Inc.,                             31,575
                 8.375%, 04/15/2012,
                 Callable 04/15/2007 @ 104.19
        35,000   Associated Materials Inc.,                         37,625
                 9.75%, 04/15/2012,
                 Callable 04/15/2007 @ 104.88
        50,000   M.D.C. Holdings Inc.,                              52,375
                 7.00%, 12/01/2012
       510,000   EOP Operating LP,                                 531,530
                 5.875%, 01/15/2013
       200,000   Lennar Corp.,                                     205,364
                 5.95%, 03/01/2013
       375,000   ERP Operating LP,                                 375,695
                 5.20%, 04/01/2013


       Schedule of Investments--Intermediate Duration Institutional Portfolio  3

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$       70,000   William Lyon Homes Inc.,                  $        69,475
                 10.75%, 04/01/2013,
                 Callable 04/01/2008 @ 105.38
                                                           ---------------
Total Building/Real Estate (Cost $2,307,162)                     2,362,218
                                                           ---------------
==========================================================================
CABLE:                                                               1.63%
--------------------------------------------------------------------------
        70,000   Coaxial Communications Inc.,                       70,263
                 10.00%, 08/15/2006,
                 Callable 04/03/2003 @ 105
     1,255,000   Comcast Cable Communications Inc.,              1,336,019
                 6.20%, 11/15/2008
       190,000   EchoStar DBS Corp., Senior Note,                  203,300
                 9.375%, 02/01/2009,
                 Callable 02/01/2004 @ 104.69
       135,000   Insight Midwest Holdings LLC,                     140,063
                 Senior Note, Rule 144A,
                 9.75%, 10/01/2009,
                 Callable 10/01/2004 @ 104.88
       195,000   CSC Holdings Inc., Senior                         196,462
                 Note, Series B,
                 7.625%, 04/01/2011
       210,000   PanAmSat Corp.,                                   217,350
                 8.50%, 02/01/2012,
                 Callable 02/01/2007 @ 104.25
       485,000   Cox Communications Inc.,                          552,506
                 7.125%, 10/01/2012
       365,000   CSC Holdings Inc., Senior                         383,250
                 Subordinated Debenture,
                 9.875%, 02/15/2013,
                 Callable 04/03/2003 @ 104.8
       135,000   DirecTV Holdings, Senior Note,                    149,512
                 Rule 144A,
                 8.375%, 03/15/2013,
                 Callable 03/15/2008 @ 104.19
       160,000   Mediacom Broadband LLC,                           179,600
                 11.00%, 07/15/2013,
                 Callable 07/15/2006 @ 105.5
       605,000   AT&T Broadband Corp.,                             763,746
                 9.455%, 11/15/2022
     1,270,000   Time Warner Inc., Debenture,                    1,461,426
                 9.15%, 02/01/2023
       375,000   Comcast Corp. Class A,                            385,054
                 7.05%, 03/15/2033
                                                           ---------------
Total Cable (Cost $5,351,928)                                    6,038,551
                                                           ---------------
==========================================================================
CHEMICALS:                                                           0.26%
--------------------------------------------------------------------------
        10,000   Lyondell Chemical Co.,                             10,050
                 9.625%, 05/01/2007
        70,000   Lyondell Chemical Co.,                             70,350
                 9.875%, 05/01/2007,
                 Callable 05/01/2004 @ 104.94
       105,000   Georgia Gulf Corp.,                               113,925
                 10.375%, 11/01/2007,
                 Callable 11/01/2003 @ 105.19
        30,000   Millennium America Inc.,                           32,550
                 9.25%, 06/15/2008
       165,000   Equistar Chemicals LP,                            160,050
                 10.125%, 09/01/2008
       175,000   Huntsman International LLC,                       187,250
                 9.875%, 03/01/2009,
                 Callable 03/01/2006 @ 104.94
       150,000   Lyondell Chemical Co.,                            140,250
                 10.875%, 05/01/2009,
                 Callable 05/01/2004 @ 105.44
       100,000   FMC Corp., Rule 144A,                             110,500
                 10.25%, 11/01/2009,
                 Callable 11/01/2006 @ 105.12
       110,000   Resolution Performance Products,                  116,600
                 Senior Subordinated Note,
                 13.50%, 11/15/2010,
                 Callable 11/15/2005 @ 106.75
        25,000   Airgas Inc.,                                       27,687
                 9.125%, 10/01/2011,
                 Callable 10/01/2006 @ 104.56
                                                           ---------------
Total Chemicals (Cost $934,213)                                    969,212
                                                           ---------------
==========================================================================
COMMUNICATIONS:                                                      1.16%
--------------------------------------------------------------------------
       665,000   Telus Corp.,                                      704,900
                 7.50%, 06/01/2007
       765,000   Sprint Capital Corp.,                             787,950
                 7.625%, 01/30/2011
       855,000   AT&T Corp., Senior Note, Rule 144A,               921,925
                 7.80%, 11/15/2011
     1,185,000   Verizon Global Funding Corp.,                   1,402,667
                 7.375%, 09/01/2012
       395,000   Vodafone Group plc,                               489,590
                 7.875%, 02/15/2030
                                                           ---------------
Total Communications (Cost $3,819,690)                           4,307,032
                                                           ---------------
==========================================================================
COMMUNICATIONS-FIXED:                                                0.29%
--------------------------------------------------------------------------
        10,000   Alaska Communications Systems                       8,850
                 Group Inc.,
                 9.375%, 05/15/2009,
                 Callable 05/15/2004 @ 104.69
        60,000   FairPoint Communications Inc.,                     63,300
                 Senior Note, Rule 144A,
                 11.875%, 03/01/2010,
                 Callable 03/01/2007 @ 105.94
       765,000   British Telecommunications plc,                   985,152
                 8.875%, 12/15/2030
                                                           ---------------
Total Communications-Fixed (Cost $1,008,372)                     1,057,302
                                                           ---------------
==========================================================================
COMMUNICATIONS-MOBILE:                                               0.63%
--------------------------------------------------------------------------
       850,000   Verizon Wireless Inc.,                            909,538
                 5.375%, 12/15/2006
       145,000   Triton PCS Inc.,                                  133,400
                 11.00%, 05/01/2008,
                 Callable 05/01/2003 @ 105.5


4  Sanford C. Bernstein Fund II, Inc.--2003 Semiannual Report

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$      385,000   Nextel Communications Inc.,               $       406,175
                 Senior Serial Note,
                 9.375%, 11/15/2009,
                 Callable 11/15/2004 @ 104.69
        15,000   AT&T Wireless Services Inc.,                       16,807
                 Senior Note,
                 7.875%, 03/01/2011
        80,000   Triton PCS Inc.,                                   68,000
                 8.75%, 11/15/2011,
                 Callable 11/15/2006 @ 104.38
       680,000   AT&T Wireless Services Inc.,                      782,461
                 Senior Note,
                 8.75%, 03/01/2031
                                                           ---------------
Total Communications-Mobile (Cost $1,871,825)                    2,316,381
                                                           ---------------
==========================================================================
CONSUMER MANUFACTURING:                                              0.22%
--------------------------------------------------------------------------
       115,000   Sealy Mattress Co., Senior                        119,025
                 Subordinated Note Series B,
                 9.875%, 12/15/2007,
                 Callable 06/06/2003 @ 104.94
       110,000   Salton Inc., Senior                               111,100
                 Subordinated Note,
                 12.25%, 04/15/2008,
                 Callable 04/15/2005 @ 106.12
       135,000   Applica Inc., Senior                              141,750
                 Subordinated Note,
                 10.00%, 07/31/2008,
                 Callable 07/31/2003 @ 105
        50,000   St. John Knits International Inc.,                 51,750
                 12.50%, 07/01/2009,
                 Callable 07/01/2004 @ 106.25
        65,000   Collins & Aikman Floor Cover                       63,050
                 Series B,
                 9.75%, 02/15/2010,
                 Callable 02/15/2006 @ 104.88
       135,000   Jostens Inc., Senior                              154,912
                 Subordinated Note Class A,
                 12.75%, 05/01/2010,
                 Callable 05/01/2005 @ 106.38
        85,000   Playtex Products Inc.,                             92,650
                 9.375%, 06/01/2011,
                 Callable 06/01/2006 @ 104.69
        60,000   Central Garden & Pet Co.,                          63,000
                 Senior Subordinated Note, Rule 144A,
                 9.125%, 02/01/2013,
                 Callable 02/01/2008 @ 104.56
                                                           ---------------
Total Consumer Manufacturing (Cost $780,802)                       797,237
                                                           ---------------
==========================================================================
CONTAINERS:                                                          0.04%
--------------------------------------------------------------------------
        55,000   Silgan Holdings Inc., Senior                       57,200
                 Subordinated Debenture Class B,
                 9.00%, 06/01/2009,
                 Callable 04/03/2003 @ 104.5
        75,000   Greif Bros. Corp.,                                 78,562
                 8.875%, 08/01/2012,
                 Callable 08/01/2007 @ 104.44
                                                           ---------------
Total Containers (Cost $133,923)                                   135,762
                                                           ---------------
==========================================================================
ENERGY:                                                              1.47%
--------------------------------------------------------------------------
       765,000   Conoco Funding Co.,                               833,793
                 5.45%, 10/15/2006
        55,000   Range Resources Corp.,                             55,963
                 8.75%, 01/15/2007,
                 Callable 04/03/2003 @ 102.92
        80,000   Pride Petroleum Securities Inc.,                   83,400
                 Senior Note,
                 9.375%, 05/01/2007,
                 Callable 06/06/2003 @ 103.12
        75,000   Grey Wolf Inc., Senior Note,                       77,812
                 8.875%, 07/01/2007,
                 Callable 06/06/2003 @ 104.44
        25,000   Frontier Oil Corp., Senior Note,                   27,625
                 11.75%, 11/15/2009,
                 Callable 11/15/2004 @ 105.88
        75,000   Grant Prideco Inc., Senior Note,                   80,437
                 Rule 144A,
                 9.00%, 12/15/2009,
                 Callable 12/15/2006 @ 104.5
        45,000   Northwest Pipelines Corp.,                         47,250
                 Senior Note, Rule 144A,
                 8.125%, 03/01/2010,
                 Callable 03/01/2007 @ 104.06
        75,000   Southern Natural Gas Co.,                          79,500
                 Senior Note, Rule 144A,
                 8.875%, 03/15/2010,
                 Callable 03/15/2007 @ 104.44
       150,000   CITGO Petroleum Corp., Senior                     157,875
                 Note, Rule 144A,
                 11.375%, 02/01/2011,
                 Callable 02/01/2007 @ 105.69
        60,000   Chesapeake Energy Corp.,                           63,600
                 8.125%, 04/01/2011,
                 Callable 04/01/2006 @ 104.06
        45,000   Westport Resources Corp.,                          48,263
                 8.25%, 11/01/2011,
                 Callable 11/01/2006 @ 104.12
        20,000   Westport Resources Corp.,                          21,350
                 Rule 144A,
                 8.25%, 11/01/2011,
                 Callable 11/01/2006 @ 104.12
        45,000   Chesapeake Energy Corp.,                           49,050
                 9.00%, 08/15/2012,
                 Callable 08/15/2007 @ 104.5
        60,000   Premcor Refining Group, Inc. Senior Note,          64,800
                 Rule 144A,
                 9.50%, 02/01/2013,
                 Callable 02/01/2008 @ 104.75


       Schedule of Investments--Intermediate Duration Institutional Portfolio  5

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$       35,000   Chesapeake Energy Corp.,                  $        36,225
                 7.75%, 01/15/2015,
                 Callable 01/15/2008 @ 103.88
     1,160,000   Conoco Inc., Senior Note,                       1,318,436
                 6.95%, 04/15/2029
       100,000   Southern Natural Gas Co.,                          92,500
                 7.35%, 02/15/2031
       620,000   Kerr-Mcgee Corp.,                                 721,301
                 7.875%, 09/15/2031
       405,000   Devon Financing Corp. ULC,                        484,958
                 Rule 144A,
                 7.875%, 09/30/2031
       900,000   Devon Energy Corp.,                             1,089,118
                 7.95%, 04/15/2032
                                                           ---------------
Total Energy (Cost $5,053,800)                                   5,433,256
                                                           ---------------
==========================================================================
ENTERTAINMENT/LEISURE:                                               0.10%
--------------------------------------------------------------------------
       180,000   Six Flags Inc., Senior Note,                      175,500
                 9.75%, 06/15/2007
        30,000   Six Flags Inc., Senior                             29,363
                 Discount Note,
                 10.00%, 04/01/2008,
                 Callable 04/03/2003 @ 105
       105,000   Universal City Development Senior                 106,181
                 Note, Rule 144A,
                 11.75%, 04/01/2010,
                 Callable 04/01/2007 @ 105.88
        65,000   Cinemark USA Inc., Senior                          69,387
                 Subordinated Note, Rule 144A,
                 9.00%, 02/01/2013,
                 Callable 02/01/2008 @ 104.5
                                                           ---------------
Total Entertainment/Leisure (Cost $373,363)                        380,431
                                                           ---------------
==========================================================================
FINANCIAL:                                                           5.11%
--------------------------------------------------------------------------
       500,000   CIT Group Inc., Senior Note,                      500,962
                 4.125%, 02/21/2006
       805,000   MBNA America Bank,                                866,141
                 6.50%, 06/20/2006
       115,000   Williams Scotsman Inc.,                           112,412
                 9.875%, 06/01/2007,
                 Callable 04/03/2003 @ 104.94
       655,000   John Deere Capital Corp.,                         686,230
                 4.50%, 08/22/2007
       490,000   American General Finance                          510,468
                 Corp., Medium-Term Note Series H,
                 4.50%, 11/15/2007
       400,000   CIT Group Inc., Senior Note,                      409,329
                 5.50%, 11/30/2007
       850,000   Countrywide Home Loans Inc.,                      871,902
                 Medium-Term Note Series K,
                 4.25%, 12/19/2007
     1,585,000   Lehman Brothers Holdings Inc.,                  1,619,810
                 4.00%, 01/22/2008
       165,000   iStar Financial Inc., Senior Note,                177,299
                 8.75%, 08/15/2008
     1,155,000   Household Finance Corp.,                        1,285,983
                 6.50%, 11/15/2008
     2,395,000   Ford Motor Credit Co.,                          2,267,794
                 7.375%, 10/28/2009
       270,000   CIT Group Inc., Senior Note,                      292,578
                 6.875%, 11/01/2009
     1,790,000   General Motors Acceptance Corp.,                1,771,556
                 6.875%, 09/15/2011
       365,000   Ford Motor Credit Co.,                            335,493
                 7.25%, 10/25/2011
       545,000   Lehman Brothers Holdings Inc.,                    616,053
                 6.625%, 01/18/2012
       315,000   National Rural Utilities                          366,751
                 Cooperative Finance Corp.,
                 Medium-Term Note,
                 7.25%, 03/01/2012
       445,000   Household Finance Corp.,                          508,093
                 7.00%, 05/15/2012
        80,000   Western Financial Bank                             80,200
                 Subordinated Debenture,
                 9.625%, 05/15/2012,
                 Callable 05/15/2009 @ 100
       735,000   General Electric Capital Corp.                    771,077
                 Medium-Term Note Series A,
                 5.45%, 01/15/2013
       640,000   Goldman Sachs Group Inc.,                         649,728
                 5.25%, 04/01/2013
       115,000   PXRE Capital Trust I,                              92,000
                 8.85%, 02/01/2027,
                 Callable 02/01/2007 @ 104.18
       330,000   General Motors Acceptance Corp.,                  322,194
                 8.00%, 11/01/2031
     1,525,000   General Electric Capital                        1,723,491
                 Corp., Medium-Term Note Series A,
                 6.75%, 03/15/2032
       860,000   Morgan Stanley Dean Witter & Co.,                 987,898
                 7.25%, 04/01/2032
     1,035,000   Goldman Sachs Group Inc.,                       1,041,992
                 6.125%, 02/15/2033
        50,000   Markel Capital Trust I Series B,                   42,464
                 8.71%, 01/01/2046,
                 Callable 01/01/2007 @ 104.36
                                                           ---------------
Total Financial (Cost $18,233,232)                              18,909,898
                                                           ---------------
==========================================================================
FOOD/BEVERAGE:                                                       0.17%
--------------------------------------------------------------------------
        60,000   Dean Foods Co., Senior Note,                       64,271
                 8.15%, 08/01/2007
       125,000   B&G Foods Inc. Series D,                          129,375
                 9.625%, 08/01/2007,
                 Callable 04/03/2003 @ 104.81
        95,000   Dole Food Co., Inc., Senior Note,                  99,275
                 7.25%, 05/01/2009
       110,000   Swift & Co., Senior Note,                         109,450
                 Rule 144A,
                 10.125%, 10/01/2009,
                 Callable 10/01/2006 @ 105.06


6   Sanford C. Bernstein Fund II, Inc.--2003 Semiannual Report

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$       20,000   Dole Food Co., Inc., Senior               $        20,900
                 Note, Rule 144A,
                 8.875%, 03/15/2011,
                 Callable 03/15/2007 @ 104.44
        65,000   Del Monte Corp. Series B,                          69,631
                 9.25%, 05/15/2011,
                 Callable 05/15/2006 @ 104.62
        20,000   DIMON Inc. Series B,                               22,000
                 9.625%, 10/15/2011,
                 Callable 10/15/2006 @ 104.81
       105,000   Del Monte Corp., Senior                           111,825
                 Subordinated Note, Rule 144A,
                 8.625%, 12/15/2012,
                 Callable 12/15/2007 @ 104.31
                                                           ---------------
Total Food/Beverage (Cost $603,064)                                626,727
                                                           ---------------
==========================================================================
GAMING:                                                              0.37%
--------------------------------------------------------------------------
        40,000   Harrah's Operating Co. Inc.,                       42,900
                 7.875%, 12/15/2005
        95,000   Park Place Entertainment Corp.,                   101,887
                 Senior Subordinated Note,
                 9.375%, 02/15/2007
       105,000   MGM Grand Inc.,                                   116,025
                 9.75%, 06/01/2007
       140,000   Mandalay Resort Group, Senior                     152,075
                 Subordinated Note Series B,
                 10.25%, 08/01/2007
        75,000   Station Casinos Inc., Senior Note,                 80,437
                 8.375%, 02/15/2008,
                 Callable 02/15/2005 @ 103.33
        75,000   Park Place Entertainment Corp.,                    79,875
                 Senior Subordinated Note,
                 8.875%, 09/15/2008
        65,000   Ameristar Casinos Inc.,                            70,850
                 10.75%, 02/15/2009
        70,000   Horseshoe Gaming Holding Corp.                     74,200
                 8.625%, 05/15/2009,
                 Callable 05/15/2004 @ 104.31
        35,000   Boyd Gaming Corp.,                                 38,500
                 9.25%, 08/01/2009,
                 Callable 08/01/2005 @ 104.63
        75,000   Trump Holdings & Funding,                          72,188
                 Rule 144A,
                 11.625%, 03/15/2010,
                 Callable 03/15/2007 @ 108.72
        60,000   Riviera Holdings Corp.,                            52,050
                 11.00%, 06/15/2010,
                 Callable 06/15/2006 @ 105.5
       120,000   Venetian Casino Resort LLC,                       126,150
                 11.00%, 06/15/2010,
                 Callable 06/15/2006 @ 105.5
        60,000   Turning Stone Casino Resort                        63,000
                 Enterprise, Senior Note, Rule 144A,
                 9.125%, 12/15/2010,
                 Callable 12/15/2006 @ 104.56
        15,000   MGM Grand Inc.,                                    16,125
                 8.375%, 02/01/2011
        55,000   Sun International Hotels Ltd.,                     56,788
                 8.875%, 08/15/2011,
                 Callable 08/15/2006 @ 104.44
        55,000   Argosy Gaming Co., Senior                          58,713
                 Subordinated Note,
                 9.00%, 09/01/2011,
                 Callable 09/01/2006 @ 104.5
        90,000   Mohegan Tribal Gaming                              93,712
                 Authority, Senior Subordinated Note,
                 8.00%, 04/01/2012,
                 Callable 04/01/2007 @ 104
        70,000   Boyd Gaming Corp., Senior                          70,875
                 Subordinated Note, Rule 144A,
                 7.75%, 12/15/2012,
                 Callable 12/15/2007 @ 103.88
                                                           ---------------
Total Gaming (Cost $1,339,607)                                   1,366,350
                                                           ---------------
==========================================================================
HEALTHCARE:                                                          0.88%
--------------------------------------------------------------------------
       325,000   HCA Inc.,                                         348,878
                 7.125%, 06/01/2006
       630,000   Bristol-Myers Squibb Co.,                         667,848
                 4.75%, 10/01/2006
       370,000   HCA Inc.,                                         398,020
                 7.00%, 07/01/2007
        50,000   AmerisourceBergen Corp.,                           54,250
                 Senior Note,
                 8.125%, 09/01/2008
       100,000   Hanger Orthopedic Group Inc.,                     107,500
                 10.375%, 02/15/2009,
                 Callable 02/15/2006 @ 105.19
        75,000   Triad Hospitals Inc., Senior                       81,375
                 Note Series B,
                 8.75%, 05/01/2009,
                 Callable 05/01/2005 @ 104.38
        25,000   Triad Hospitals Inc. Series B,                     27,750
                 11.00%, 05/15/2009,
                 Callable 05/15/2004 @ 105.5
        85,000   PacifiCare Health Systems Inc.,                    92,650
                 10.75%, 06/01/2009,
                 Callable 06/01/2006 @ 105.38
       120,000   Concentra Operating Corp.,                        130,200
                 13.00%, 08/15/2009,
                 Callable 04/03/2003 @ 113
        90,000   Extendicare Health Services Inc.,                  89,550
                 9.50%, 07/01/2010,
                 Callable 07/01/2006 @ 104.75
        50,000   Advanced Medical Optics Inc.,                      52,250
                 Senior Subordinated Note, Rule 144A,
                 9.25%, 07/15/2010,
                 Callable 07/15/2006 @ 104.63
        60,000   HCA Inc., Senior Note,                             67,268
                 7.875%, 02/01/2011
        85,000   Omnicare Inc. Series B,                            91,800
                 8.125%, 03/15/2011,
                 Callable 03/15/2006 @ 104.06


       Schedule of Investments--Intermediate Duration Institutional Portfolio  7

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$      475,000   Health Net Inc., Senior Note,             $       556,141
                 8.375%, 04/15/2011
       120,000   Alliance Imaging Inc., Senior                     115,200
                 Subordinated Note,
                 10.375%, 04/15/2011,
                 Callable 04/15/2006 @ 105.19
        65,000   Ventas Realty LP,                                  69,875
                 9.00%, 05/01/2012
       315,000   Baxter International Inc.,                        305,974
                 Rule 144A,
                 4.625%, 03/15/2015
                                                           ---------------
Total Healthcare (Cost $3,185,587)                               3,256,529
                                                           ---------------
==========================================================================
HOTEL/LODGING:                                                       0.27%
--------------------------------------------------------------------------
       145,000   Host Marriott LP, Senior Note,                    145,181
                 Series I, Rule 144A,
                 9.50%, 01/15/2007
       115,000   Intrawest Corp., Senior Note,                     119,600
                 9.75%, 08/15/2008,
                 Callable 08/15/2003 @ 104.88
       125,000   Corrections Corp. of America,                     135,312
                 9.875%, 05/01/2009,
                 Callable 05/01/2006 @ 104.94
        75,000   Vail Resorts Inc., Senior                          77,625
                 Subordinated Note, Rule 144A,
                 8.75%, 05/15/2009,
                 Callable 05/15/2004 @ 104.38
        35,000   MeriStar Hospitality Corp.,                        31,500
                 Senior Note, Rule 144A,
                 10.50%, 06/15/2009,
                 Callable 12/15/2005 @ 105.25
        25,000   MeriStar Hospitality Corp.,                        21,125
                 Rule 144A,
                 9.125%, 01/15/2011
        60,000   La Quinta Corp., Senior Note,                      60,525
                 Rule 144A,
                 8.875%, 03/15/2011,
                 Callable 03/15/2007 @ 104.44
       119,000   Felcor Lodging LP,                                104,423
                 8.50%, 06/01/2011
       125,000   Extended Stay America Inc.,                       123,437
                 Senior Subordinated Note,
                 9.875%, 06/15/2011,
                 Callable 06/15/2006 @ 104.94
       175,000   Starwood Hotels & Resorts                         175,219
                 Worldwide Inc., Rule 144A,
                 7.875%, 05/01/2012
                                                           ---------------
Total Hotel/Lodging (Cost $1,008,465)                              993,947
                                                           ---------------
==========================================================================
INDUSTRIAL:                                                          0.93%
--------------------------------------------------------------------------
       165,000   Service Corp. International,                      163,350
                 7.20%, 06/01/2006
        70,000   Box USA Holdings, Senior Note                      71,925
                 Series B,
                 12.00%, 06/01/2006,
                 Callable 04/03/2003 @ 104
       755,000   Waste Management Inc.,                            840,685
                 6.875%, 05/15/2009
        80,000   Flowserve Corp.,                                   89,200
                 12.25%, 08/15/2010,
                 Callable 08/15/2005 @ 106.12
        95,000   Terex Corp. Series B,                              98,800
                 10.375%, 04/01/2011,
                 Callable 04/01/2006 @ 105.19
        80,000   TriMas Corp.,                                      81,200
                 9.875%, 06/15/2012,
                 Callable 06/15/2007 @ 104.94
        25,000   TriMas Corp., Rule 144A,                           25,375
                 9.875%, 06/15/2012,
                 Callable 06/15/2007 @ 104.94
        65,000   H&E Equipment Services LLC,                        49,887
                 11.125%, 06/15/2012,
                 Callable 06/15/2007 @ 105.56
        80,000   Rexnord Corp., Senior                              85,400
                 Subordinated Note, Rule 144A,
                 10.125%, 12/15/2012,
                 Callable 12/15/2007 @ 105.06
       110,000   SPX Corp., Senior Note,                           117,425
                 7.50%, 01/01/2013,
                 Callable 01/01/2008 @ 103.75
       620,000   General Electric Co.,                             635,275
                 5.00%, 02/01/2013
     1,000,000   Westvaco Corp., Debenture,                      1,186,100
                 8.20%, 01/15/2030
                                                           ---------------
Total Industrial (Cost $3,290,366)                               3,444,622
                                                           ---------------
==========================================================================
INSURANCE:                                                           0.29%
--------------------------------------------------------------------------
       495,000   Anthem Inc.,                                      559,726
                 6.80%, 08/01/2012
        85,000   Fairfax Financial Holdings                         47,175
                 Ltd., Senior Note,
                 7.375%, 04/15/2018
       415,000   MetLife Inc., Senior Note,                        441,974
                 6.50%, 12/15/2032
        75,000   Fairfax Financial Holdings                         40,125
                 Ltd., Senior Note,
                 7.75%, 07/15/2037
                                                           ---------------
Total Insurance (Cost $985,049)                                  1,089,000
                                                           ---------------
==========================================================================
METALS/MINING:                                                       0.10%
--------------------------------------------------------------------------
       125,000   United States Steel LLC,                          122,500
                 Senior Note,
                 10.75%, 08/01/2008
       100,000   Steel Dynamics Inc.,                              102,500
                 9.50%, 03/15/2009,
                 Callable 03/15/2006 @ 104.75


8  Sanford C. Bernstein Fund II, Inc.--2003 Semiannual Report

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
$       65,000   Jorgensen Earle M. Co.,                   $        67,275
                 9.75%, 06/01/2012,
                 Callable 06/01/2007 @ 104.88
        90,000   Peabody Energy Corp., Senior                       91,575
                 Note, Rule 144A,
                 6.875%, 03/15/2013,
                 Callable 03/15/2008 @ 103.44
                                                           ---------------
Total Metals/Mining (Cost $392,084)                                383,850
                                                           ---------------
==========================================================================
NON-AIR TRANSPORTATION:                                              0.29%
--------------------------------------------------------------------------
       885,000   CSX Corp., Debenture,                           1,071,585
                 7.95%, 05/01/2027
                                                           ---------------
Total Non-Air Transportation (Cost $1,061,768)                   1,071,585
                                                           ---------------
==========================================================================
PAPER/PACKAGING:                                                     0.46%
--------------------------------------------------------------------------
       260,000   Owens-Brockway                                    269,750
                 Glass Container Inc.,
                 8.875%, 02/15/2009,
                 Callable 02/15/2006 @ 104.44
        80,000   Tembec Industries Inc., Senior Note,               82,300
                 8.625%, 06/30/2009
        55,000   Norske Skog Canada Ltd.,                           56,375
                 8.625%, 06/15/2011,
                 Callable 06/15/2006 @ 104.31
         5,000   International Paper Co.,                            5,615
                 6.75%, 09/01/2011
         5,000   Plastipak Holdings Inc.,                            5,200
                 10.75%, 09/01/2011,
                 Callable 09/01/2006 @ 105.37
        95,000   Plastipak Holdings Inc.,                           98,800
                 Senior Note, Rule 144A,
                 10.75%, 09/01/2011,
                 Callable 09/01/2006 @ 105.37
        50,000   Graphic Packaging Corp.,                           51,250
                 8.625%, 02/15/2012,
                 Callable 02/15/2007@ 104.31
        90,000   Berry Plastics Corp., Senior                       95,400
                 Subordinated Note, Rule 144A,
                 10.75%, 07/15/2012,
                 Callable 07/15/2007 @ 105.38
       130,000   Smurfit-Stone Container Corp.,                    139,750
                 8.25%, 10/01/2012,
                 Callable 10/01/2007 @ 104.12
       115,000   MDP Acquisitions plc, Senior                      121,756
                 Note, Rule 144A,
                 9.625%, 10/01/2012,
                 Callable 10/01/2007 @ 104.81
       470,000   International Paper Co., Rule 144A,               496,602
                 5.85%, 10/30/2012
       170,000   Georgia-Pacific Corp., Senior                     180,200
                 Note, Rule 144A,
                 9.375%, 02/01/2013,
                 Callable 02/01/2008 @ 104.69
        95,000   Anchor Glass Container Corp.,                      98,800
                 Rule 144A,
                 11.00%, 02/15/2013,
                 Callable 02/15/2008 @ 105.5
                                                           ---------------
Total Paper/Packaging (Cost $1,653,999)                          1,701,798
                                                           ---------------
==========================================================================
PETROLEUM PRODUCTS:                                                  0.55%
--------------------------------------------------------------------------
        20,000   Amerada Hess Corp.,                                21,882
                 6.65%, 08/15/2011
       715,000   Petronas Capital Ltd.,                            780,949
                 Rule 144A,
                 7.00%, 05/22/2012
     1,085,000   Amerada Hess Corp.,                             1,220,813
                 7.875%, 10/01/2029
                                                           ---------------
Total Petroleum Products (Cost $1,971,028)                       2,023,644
                                                           ---------------
==========================================================================
 PUBLIC UTILITIES-ELECTRIC & GAS:                                    1.77%
--------------------------------------------------------------------------
        65,000   AES Corp., Rule 144A,                              66,300
                 10.00%, 07/15/2005,
                 Callable 12/15/2004 @ 100
       105,000   Allegheny Energy Inc.,                            102,900
                 7.75%, 08/01/2005
     1,230,000   KeySpan Corp.,                                  1,381,377
                 7.25%, 11/15/2005
        10,000   KeySpan Corp.,                                     11,034
                 6.15%, 06/01/2006
       700,000   Duke Energy Corp., Rule 144A,                     699,882
                 3.75%, 03/05/2008
       530,000   Nisource Finance Corp.,                           613,761
                 7.875%, 11/15/2010
       370,000   Xcel Energy Inc. Senior Note,                     395,900
                 7.00%, 12/01/2010
       410,000   Carolina Power &  Light Co.,                      461,845
                 6.50%, 07/15/2012
       375,000   Cincinnati Gas & Electric Co.,                    397,051
                 5.70%, 09/15/2012
       370,000   MidAmerican Energy Holdings                       384,441
                 Co., Senior Note,
                 5.875%, 10/01/2012
       385,000   Public Service Co. of Colorado,                   472,963
                 7.875%, 10/01/2012
       145,000   Columbus Southern Power Co.,                      150,540
                 Rule 144A,
                 5.50%, 03/01/2013
       550,000   Dominion Resources Inc.,                          544,340
                 Senior Note,
                 5.00%, 03/15/2013
       805,000   FirstEnergy Corp. Series C,                       846,339
                 7.375%, 11/15/2031
                                                           ---------------
Total Public Utilities-Electric & Gas
(Cost $6,133,774)                                                6,528,673
                                                           ---------------


      Schedule of Investments--Intermediate Duration Institutional Portfolios  9

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
PUBLISHING:                                                          0.17%
--------------------------------------------------------------------------
$       40,000   Dex Media East LLC, Senior                $        45,300
                 Note, Rule 144A,
                 9.875%, 11/15/2009,
                 Callable 11/15/2006 @ 104.94
       110,000   Hollinger International Publishing                116,875
                 Senior Note, Rule 144A,
                 9.00%, 12/15/2010,
                 Callable 12/15/2006 @ 104.50
        25,000   American Media Inc., Senior                        27,125
                 Subordinated Note Class A,
                 Rule 144A,
                 8.875%, 01/15/2011,
                 Callable 01/15/2007 @ 104.44
       110,000   Houghton Mifflin Co., Senior                      118,250
                 Note, Rule 144A,
                 8.25%, 02/01/2011,
                 Callable 02/01/2007 @ 104.12
        95,000   Dex Media East LLC, Senior                        111,150
                 Subordinated Note, Rule 144A,
                 12.125%, 11/15/2012,
                 Callable 11/15/2007 @ 106.06
       150,000   R.H. Donnelley Corp., Senior                      172,125
                 Subordinated Note, Rule 144A,
                 10.875%, 12/15/2012,
                 Callable 12/15/2007 @ 105.44
        35,000   Houghton Mifflin Co., Senior                       37,975
                 Note, Rule 144A,
                 9.875%, 02/01/2013,
                 Callable 02/01/2008 @ 104.94
                                                           ---------------
Total Publishing (Cost $570,216)                                   628,800
                                                           ---------------
==========================================================================
RETAIL:                                                              0.33%
--------------------------------------------------------------------------
        60,000   Advance Stores Co. Inc.,                           63,375
                 Senior Subordinated Note,
                 Rule 144A,
                 10.25%, 04/15/2008,
                 Callable 04/15/2003 @ 105.12
        80,000   J.C. Penney Co. Inc.,                              83,200
                 8.00%, 03/01/2010
       480,000   Target Corp.,                                     522,236
                 5.875%, 03/01/2012
       535,000   Limited Brands, Rule 144A,                        545,471
                 6.95%, 03/01/2033
                                                           ---------------
Total Retail (Cost $1,150,167)                                   1,214,282
                                                           ---------------
==========================================================================
SERVICE:                                                             0.24%
--------------------------------------------------------------------------
        70,000   United Rentals Inc. Series B,                      72,800
                 10.75%, 04/15/2008,
                 Callable 04/15/2005 @ 105.38
        75,000   Stewart Enterprises Inc. Class A,                  82,594
                 10.75%, 07/01/2008,
                 Callable 07/01/2005 @ 105.38
       215,000   Allied Waste North America Inc.,                  227,094
                 Senior Note, Rule 144A,
                 8.50%, 12/01/2008
        45,000   Service Corp. International,                       44,437
                 7.70%, 04/15/2009
        90,000   Avis Group Holdings Inc.,                         100,912
                 11.00%, 05/01/2009,
                 Callable 05/01/2004 @ 105.5
       150,000   Allied Waste North America Inc.,                  156,375
                 Series B,
                 10.00%, 08/01/2009,
                 Callable 08/01/2004 @ 105
        60,000   Coinmach Corp., Senior Note,                       63,675
                 Rule 144A,
                 9.00%, 02/01/2010,
                 Callable 02/01/2006 @ 104.5
        50,000   National Waterworks Inc.,                          54,250
                 Senior Subordinated Note,
                 Rule 144A,
                 10.50%, 12/01/2012,
                 Callable 12/01/2007 @ 105.25
        65,000   Iron Mountain Inc.,                                70,525
                 8.625%, 04/01/2013,
                 Callable 04/01/2006 @ 104.31
                                                           ---------------
Total Service (Cost $822,445)                                      872,662
                                                           ---------------
==========================================================================
SUPERMARKET/DRUG:                                                    0.13%
--------------------------------------------------------------------------
        90,000   Stater Bros. Holdings Inc.,                        92,250
                 Senior Note,
                 10.75%, 08/15/2006,
                 Callable 08/15/2003 @ 105.38
       210,000   Rite Aid Corp., Rule 144A,                        218,400
                 9.50%, 02/15/2011,
                 Callable 02/15/2007 @ 104.75
        75,000   Pathmark Stores Inc.,                              72,375
                 8.75%, 02/01/2012,
                 Callable 02/01/2007 @ 104.38
        90,000   Roundy's Inc. Series B,                            90,000
                 8.875%, 06/15/2012,
                 Callable 06/15/2007 @ 104.44
                                                           ---------------
Total Supermarket/Drug (Cost $458,706)                             473,025
                                                           ---------------
==========================================================================
TECHNOLOGY:                                                          0.09%
--------------------------------------------------------------------------
       120,000   Fairchild Semiconductor                           127,200
                 International Inc. Class A,
                 10.375%, 10/01/2007,
                 Callable 04/03/2003 @ 105.19
        45,000   Sanmina-SCI Corp., Rule 144A,                      48,825
                 10.375%, 01/15/2010,
                 Callable 01/15/2007 @ 105.19
       160,000   ON Semiconductor Corp., Rule 144A,                169,600
                 12.00%, 03/15/2010,
                 Callable 03/15/2007 @ 106
                                                           ---------------
Total Technology (Cost $327,654)                                   345,625
                                                           ---------------


10  Sanford C. Bernstein Fund II, Inc.--2003 Semiannual Report

==========================================================================
Principal Amount            Description                       Market Value
==========================================================================
ASSET-BACKED SECURITIES:                                             0.75%
--------------------------------------------------------------------------
$      105,000   Citibank Credit Card Issuance             $       114,623
                 Trust Series 2001-A6 Class A6,
                 5.65%, 06/16/2008
     2,145,000   Discover Card Master Trust I                    2,366,852
                 Series 2000-9 Class A,
                 6.35%, 07/15/2008
        25,000   MBNA Credit Card Master Note                       27,281
                 Trust Series 2001-A1 Class A1,
                 5.75%, 10/15/2008
       245,000   Fleet Credit Card Master Trust                    262,150
                 II Series 2001-B Class A,
                 5.60%, 12/15/2008
                                                           ---------------
Total Asset-Backed Securities (Cost $2,706,175)                  2,770,906
                                                           ---------------
==========================================================================
SOVEREIGN DEBT:                                                      6.67%
--------------------------------------------------------------------------
     4,445,000   Italy (Republic of),                            4,478,644
                 2.50%, 03/31/2006
    12,455,000   Germany (Federal Republic of)                  14,323,362
                 Series 140,
                 4.50%, 08/17/2007
     3,565,000   United Mexican States,                          3,895,654
                 7.50%, 01/14/2012
     1,545,000   Quebec (Province of),                           1,960,685
                 Debenture, 7.50%, 09/15/2029
                                                           ---------------
Total Sovereign Debt (Cost $22,977,353)                         24,658,345
                                                           ---------------
==========================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------
Total Investments (Cost $516,917,141)          142.15%     $   525,618,486
(Note C, below)
Cash and Other Assets, Less Liabilities        (42.15)       (155,852,707)
                                              --------     ---------------
Net Assets (Equivalent to $15.59
per share based on 23,710,924
shares of capital stock outstanding)           100.00%     $   369,765,779
                                              ========     ===============
--------------------------------------------------------------------------

(A)   Explanation of abbreviations:

      FHLB-Federal Home Loan Bank
      FNMA-Federal National Mortgage Association
      TBA-To Be Announced

(B)   When-issued security

(C) At March 31, 2003, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $8,992,087 and gross unrealized depreciation of investments was $290,742, resulting in net unrealized appreciation of $8,701,345.

See Notes to Financial Statements.


     Schedule of Investments--Intermediate Duration Institutional Portfolios  11